UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22027

                                         FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                     Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                 Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:  856-528-3500

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

LONG POSITIONS — 120.4%	Number
COMMON STOCKS — 120.4%	of Shares	Value
Automobiles & Components — 2.4%
American Axle & Manufacturing Holdings, Inc.†*	157,662	$3,042,877
BorgWarner, Inc.(a)(b)	59,642	2,352,280
Cooper Tire & Rubber Co.(a)	6,902	268,143
Cooper-Standard Holdings, Inc.(a)*	13,932	1,440,290
Delphi Automotive PLC (Jersey)†(a)	65,867	4,436,142
Drew Industries, Inc.	4,748	511,597
General Motors Co.†	181,011	6,306,423
Goodyear Tire & Rubber Co. (The)(a)(b)	52,987	1,635,709
Harley-Davidson, Inc.†(a)	42,231	2,463,757
Lear Corp.†	3,271	432,982
Standard Motor Products, Inc.(a)	1,789	95,211
Winnebago Industries, Inc.(a)	9,337	295,516

		23,280,927

Capital Goods — 18.6%
3M Co.†(b)	15,452	2,759,264
Acuity Brands, Inc.	1,372	316,740
Allegion PLC (Ireland)†	17,514	1,120,896
American Woodmark Corp.†*	7,228	543,907
AMETEK, Inc.†(a)	52,518	2,552,375
Applied Industrial Technologies, Inc.(a)	2,345	139,293
Arconic, Inc.(a)(b)	130,078	2,411,646
Argan, Inc.†(a)	25,673	1,811,230
Armstrong World Industries, Inc.(a)*	19,058	796,624
Atkore International Group, Inc.(a)*	1,820	43,516
Boeing Co. (The)(b)	69,124	10,761,224
Carlisle Cos., Inc.(a)	4,469	492,886
Caterpillar, Inc.(a)	60,504	5,611,141
Chart Industries, Inc.†*	101,747	3,664,927
Continental Building Products, Inc.†*	88,419	2,042,479
Crane Co.†	32,778	2,363,949
Cummins, Inc.	40,152	5,487,574
Curtiss-Wright Corp.	816	80,262
Deere & Co.(a)	11,444	1,179,190
Donaldson Co., Inc.(a)	26,871	1,130,732
Dover Corp.(b)	34,174	2,560,658
Eaton Corp. PLC (Ireland)†	47,418	3,181,274
Emerson Electric Co.†	223,648	12,468,376
EnerSys†	12,114	946,103
Fortive Corp.(b)	41,246	2,212,023
Fortune Brands Home & Security, Inc.(a)(b)	35,741	1,910,714
General Cable Corp.(a)	10,402	198,158

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Electric Co.†	42,853	$1,354,155
Gibraltar Industries, Inc.†(a)*	44,284	1,844,429
Harsco Corp.	43,291	588,758
Hillenbrand, Inc.†(a)	11,267	432,089
Honeywell International, Inc.†	34,776	4,028,800
Huntington Ingalls Industries, Inc.†	2,432	447,950
Illinois Tool Works, Inc.†(a)	41,958	5,138,177
Ingersoll-Rand PLC (Ireland)†(a)(b)	123,809	9,290,627
ITT, Inc.	5,645	217,728
Jacobs Engineering Group, Inc.†(b)*	71,600	4,081,200
Joy Global, Inc.†	308,674	8,642,872
Kadant, Inc.	290	17,748
L-3 Communications Holdings, Inc.†	20,897	3,178,643
Lindsay Corp.(a)	413	30,814
Lockheed Martin Corp.†	13,267	3,315,954
Masco Corp.†	78,451	2,480,621
Meritor, Inc.(a)*	30,546	379,381
Moog, Inc., Class A(a)*	3,953	259,633
MRC Global, Inc.†*	157,701	3,195,022
Mueller Water Products, Inc., Class A	63,068	839,435
National Presto Industries, Inc.(a)	1,262	134,277
Nordson Corp.	3,000	336,150
Northrop Grumman Corp.(b)	3,980	925,668
Oshkosh Corp.(b)	79,646	5,145,928
Owens Corning(a)(b)	22,116	1,140,301
PACCAR, Inc.†	54,394	3,475,777
Parker-Hannifin Corp.(a)(b)	52,515	7,352,100
Pentair PLC (Ireland)(a)(b)	42,369	2,375,630
Raytheon Co.†	7,900	1,121,800
Regal Beloit Corp.(a)	12,003	831,208
Rockwell Automation, Inc.(b)	31,413	4,221,907
Rockwell Collins, Inc.†(a)	43,372	4,023,187
Snap-on, Inc.†(a)	13,446	2,302,896
Spirit AeroSystems Holdings, Inc., Class A†	41,610	2,427,944
SPX Corp.†*	72,708	1,724,634
Stanley Black & Decker, Inc.†	22,705	2,604,036
Terex Corp.(a)	12,182	384,098
Toro Co. (The)(a)	4,067	227,549
Trex Co., Inc.(a)*	25,816	1,662,550
Tutor Perini Corp.(a)*	64,655	1,810,340
United Rentals, Inc.(a)(b)*	36,639	3,868,346
United Technologies Corp.†	29,132	3,193,450

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Wabash National Corp.(a)(b)	179,227	$2,835,371
WESCO International, Inc.(b)*	20,231	1,346,373
WW Grainger, Inc.†(a)	14,937	3,469,118

		177,491,835

Commercial & Professional Services — 2.3%
ABM Industries, Inc.†*	4,932	201,423
Casella Waste Systems, Inc., Class A*	1,312	16,282
Cintas Corp.†	8,447	976,135
Dun & Bradstreet Corp. (The)†	13,699	1,661,963
Essendant, Inc.	8,452	176,647
FTI Consulting, Inc.(a)(b)*	22,143	998,206
ICF International, Inc.(a)*	3,293	181,774
Kelly Services, Inc., Class A	13	298
Kimball International, Inc., Class B(a)	1,617	28,395
ManpowerGroup, Inc.†	2,212	196,580
Matthews International Corp., Class A(a)	4,761	365,883
Mistras Group, Inc.(a)*	4,824	123,880
Nielsen Holdings PLC (United Kingdom)(a)	7,170	300,782
Pitney Bowes, Inc.†(a)	49,346	749,566
Quad/Graphics, Inc.†(a)	40,855	1,098,182
Republic Services, Inc.†	24,227	1,382,150
Robert Half International, Inc.†(a)	55,264	2,695,778
RR Donnelley & Sons Co.(a)	25,760	420,403
Tetra Tech, Inc.(b)	59,761	2,578,687
TrueBlue, Inc.†*	27,086	667,670
UniFirst Corp.†	14,906	2,141,247
Waste Management, Inc.(b)	64,332	4,561,782

		21,523,713

Consumer Durables & Apparel — 4.1%
CalAtlantic Group, Inc.(a)	9,210	313,232
Callaway Golf Co.(a)	73,641	807,105
Cavco Industries, Inc.†*	10,101	1,008,585
Coach, Inc.(a)	17,440	610,749
DR Horton, Inc.†	86,813	2,372,599
Garmin Ltd. (Switzerland)†(a)	124,773	6,050,243
Gildan Activewear, Inc. (Canada)	10,599	268,897
Hanesbrands, Inc.(a)	199,981	4,313,590
Harman International Industries, Inc.†(b)	26,562	2,952,632
La-Z-Boy, Inc.(a)(b)	58,405	1,813,475
Leggett & Platt, Inc.(a)	7,933	387,765

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)†*	59,638	$2,563,241
Mohawk Industries, Inc.†*	14,597	2,914,729
PulteGroup, Inc.(a)	53,767	988,237
PVH Corp.(b)	54,295	4,899,581
Ralph Lauren Corp.†(a)	18,943	1,710,932
TopBuild Corp.(a)(b)*	51,007	1,815,849
Tupperware Brands Corp.(a)	5,526	290,778
Whirlpool Corp.†(a)	17,175	3,121,900
Wolverine World Wide, Inc.(a)	6,441	141,380

		39,345,499

Consumer Services — 4.3%
Aramark(b)	44,804	1,600,399
Bojangles’, Inc.(a)*	23,805	443,963
Brinker International, Inc.(a)	17,876	885,398
Carnival Corp. (Panama)	68,073	3,543,880
Churchill Downs, Inc.(a)	2,649	398,542
Darden Restaurants, Inc.(a)(b)	106,574	7,750,061
DeVry Education Group, Inc.†	5,474	170,789
DineEquity, Inc.†(a)	44,711	3,442,747
Eldorado Resorts, Inc.(a)*	21,884	370,934
Graham Holdings Co., Class B†	1,460	747,447
ILG, Inc.†	23,921	434,645
Isle of Capri Casinos, Inc.*	3,667	90,538
Jack in the Box, Inc.†	337	37,623
La Quinta Holdings, Inc.†(b)*	176,310	2,505,365
Marriott International, Inc., Class A(a)(b)	12,736	1,053,161
McDonald’s Corp.†(b)	24,325	2,960,839
Restaurant Brands International, Inc. (Canada)	82,024	3,909,264
Sonic Corp.†(a)	91,387	2,422,669
Weight Watchers International, Inc.(a)*	67,613	774,169
Wyndham Worldwide Corp.(a)(b)	37,064	2,830,578
Yum! Brands, Inc.†	74,120	4,694,020

		41,067,031

Energy — 3.6%
Archrock, Inc.†	156,750	2,069,100
Atwood Oceanics, Inc.(a)	158,845	2,085,635
Chevron Corp.(b)	40,564	4,774,383
CONSOL Energy, Inc.	14,023	255,639
Dril-Quip, Inc.(a)*	51,304	3,080,805

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Ensco PLC, Class A (United Kingdom)(a)(b)	218,884	$2,127,553
FMC Technologies, Inc.(a)*	4,187	148,764
Frank’s International NV (Netherlands)(a)	19,417	239,023
Halliburton Co.	28,185	1,524,527
Kinder Morgan, Inc.†	195,637	4,051,642
McDermott International, Inc. (Panama)(a)*	125,677	928,753
Oceaneering International, Inc.(a)	51,053	1,440,205
ONEOK, Inc.(a)	20,818	1,195,161
REX American Resources Corp.(a)*	5,124	505,995
Rowan Cos. PLC, Class A (United Kingdom)†*	88,296	1,667,911
Targa Resources Corp.(a)(b)	135,883	7,618,960
Teekay Corp. (Marshall Island)(a)	73,559	590,679
Williams Cos., Inc. (The)	13,582	422,943

		34,727,678

Food & Staples Retailing — 3.0%
CVS Health Corp.†(b)	163,949	12,937,216
SpartanNash Co.†(a)	31,084	1,229,061
SUPERVALU, Inc.†*	320,130	1,495,007
Walgreens Boots Alliance, Inc.†	81,035	6,706,457
Wal-Mart Stores, Inc.†(a)	94,492	6,531,287
Weis Markets, Inc.(a)	623	41,641

		28,940,669

Food, Beverage & Tobacco — 5.4%
Altria Group, Inc.†	110,479	7,470,608
Campbell Soup Co.(b)	9,516	575,433
Coca-Cola Co. (The)†	111,197	4,610,228
ConAgra Foods, Inc.†	118,143	4,672,556
Constellation Brands, Inc., Class A(b)	1,714	262,773
Cott Corp. (Canada)†	27,979	317,002
Dean Foods Co.†	30,007	653,552
Dr Pepper Snapple Group, Inc.†	51,863	4,702,418
Fresh Del Monte Produce, Inc. (Cayman Islands)(a)	18,535	1,123,777
General Mills, Inc.	28,689	1,772,120
Hormel Foods Corp.(a)	95,032	3,308,064
Ingredion, Inc.(a)	7,845	980,311
John B Sanfilippo & Son, Inc.(a)	1,809	127,336
Kellogg Co.†	12,908	951,449
Mead Johnson Nutrition Co.†	13,059	924,055

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Molson Coors Brewing Co., Class B	11,094	$1,079,557
PepsiCo, Inc.†(b)	22,975	2,403,874
Philip Morris International, Inc.†(b)	63,637	5,822,149
Pilgrim’s Pride Corp.(a)	86,025	1,633,615
Reynolds American, Inc.	2,934	164,421
Sanderson Farms, Inc.†(a)	5,768	543,576
Tyson Foods, Inc., Class A†(b)	111,235	6,860,975
Universal Corp.†(a)	8,980	572,475

		51,532,324

Health Care Equipment & Services — 9.6%
Abbott Laboratories†(a)	149,320	5,735,381
Acadia Healthcare Co., Inc.(a)*	43,965	1,455,242
Alere, Inc.(a)*	7,690	299,679
AmerisourceBergen Corp.†	15,771	1,233,135
AMN Healthcare Services, Inc.(a)*	11,617	446,674
Analogic Corp.	110	9,124
Anika Therapeutics, Inc.†(a)*	10,257	502,183
Baxter International, Inc.(b)	212,315	9,414,047
Cardinal Health, Inc.†	15,025	1,081,349
Cerner Corp.*	30,199	1,430,527
Chemed Corp.†	4,666	748,473
Community Health Systems, Inc.(a)*	117,760	658,278
Cooper Cos., Inc. (The)(a)	23,029	4,028,463
Cotiviti Holdings, Inc.(a)*	66,846	2,299,502
CR Bard, Inc.(b)	8,782	1,972,964
Danaher Corp.†	49,636	3,863,666
DaVita, Inc.†(b)*	68,665	4,408,293
Express Scripts Holding Co.†(a)*	157,801	10,855,131
Globus Medical, Inc., Class A†*	42,655	1,058,271
Halyard Health, Inc.†(a)*	88,319	3,266,037
HCA Holdings, Inc.†(a)*	25,153	1,861,825
Henry Schein, Inc.(a)*	14,292	2,168,239
Hill-Rom Holdings, Inc.†(a)(b)	52,872	2,968,234
HMS Holdings Corp.†(a)*	34,218	621,399
Inovalon Holdings, Inc., Class A(a)*	12,244	126,113
Integer Holdings Corp.(a)*	21,803	642,098
Kindred Healthcare, Inc.†(a)	98,564	773,727
Laboratory Corp. of America Holdings†*	23,743	3,048,126
Masimo Corp.(a)*	2,898	195,325
McKesson Corp.†(b)	47,150	6,622,218
Meridian Bioscience, Inc.†	53,157	940,879
Natus Medical, Inc.†(a)*	33,092	1,151,602
Owens & Minor, Inc.(a)	54,866	1,936,221

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.†	36,369	$3,342,311
Select Medical Holdings Corp.(a)*	46,224	612,468
Teleflex, Inc.(a)	3,116	502,143
Universal Health Services, Inc., Class B†	24,952	2,654,394
Varian Medical Systems, Inc.†(a)*	61,606	5,530,987
Veeva Systems, Inc., Class A(a)*	19,133	778,713
Zimmer Biomet Holdings, Inc.†	3,473	358,414

		91,601,855

Household & Personal Products — 1.3%
Avon Products, Inc.*	262,522	1,323,111
Central Garden & Pet Co., Class A†*	32,929	1,017,506
Church & Dwight Co., Inc.(a)(b)	41,240	1,822,396
Colgate-Palmolive Co.(b)	14,793	968,054
Edgewell Personal Care Co.†(a)*	11,792	860,698
Kimberly-Clark Corp.†	56,715	6,472,316
Spectrum Brands Holdings, Inc.(a)	3,203	391,823

		12,855,904

Materials — 4.3%
A Schulman, Inc.(a)	9,709	324,766
AEP Industries, Inc.	851	98,801
Ashland Global Holdings, Inc.(a)	21,219	2,319,025
Boise Cascade Co.(a)*	4,465	100,463
Cabot Corp.†	13,458	680,167
Chemours Co. (The)†(a)	130,272	2,877,708
Chemtura Corp.†*	8,915	295,978
Eagle Materials, Inc.†(a)	59,129	5,825,980
FMC Corp.(a)(b)	32,010	1,810,486
Greif, Inc., Class A†	36,502	1,872,918
Huntsman Corp.†	50,717	967,680
Innophos Holdings, Inc.(b)	28,784	1,504,252
Koppers Holdings, Inc.(a)*	5,021	202,346
Kraton Corp.†(a)*	49,086	1,397,969
Louisiana-Pacific Corp.†*	45,030	852,418
Minerals Technologies, Inc.†	17,545	1,355,351
Neenah Paper, Inc.(a)	2,537	216,152
Owens-Illinois, Inc.†(a)*	116,564	2,029,379
Packaging Corp. of America(a)(b)	69,814	5,921,623
Rayonier Advanced Materials, Inc.(a)	17,688	273,456
Schweitzer-Mauduit International, Inc.(b)	19,579	891,432

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Scotts Miracle-Gro Co. (The), Class A†(a)(b)	48,640	$4,647,552
Trinseo SA (Luxembourg)†(a)	69,557	4,124,730

		40,590,632

Media — 5.1%
AMC Networks, Inc., Class A†(a)*	36,878	1,930,195
CBS Corp., Class B, non-voting shares†(a)	101,778	6,475,124
Comcast Corp., Class A†	21,620	1,492,861
Discovery Communications, Inc., Class A(a)*	144,712	3,966,556
Interpublic Group of Cos., Inc. (The)†(a)	91,565	2,143,537
Lions Gate Entertainment Corp., Class B (Canada)*	17,206	422,260
MSG Networks, Inc., Class A†(a)*	65,670	1,411,905
News Corp., Class A(a)(b)	137,467	1,575,372
Omnicom Group, Inc.(a)	67,621	5,755,223
Scripps Networks Interactive, Inc., Class A(a)	33,821	2,413,805
TEGNA, Inc.(b)	85,542	1,829,743
Time Warner, Inc.†	27,629	2,667,027
Tribune Media Co., Class A(a)	55,599	1,944,853
Twenty-First Century Fox, Inc., Class A†	250,890	7,034,956
Viacom, Inc., Class B†(a)(b)	112,793	3,959,034
Walt Disney Co. (The)(b)	35,124	3,660,623

		48,683,074

Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
AbbVie, Inc.†(b)	146,149	9,151,850
Acorda Therapeutics, Inc.(a)*	11,055	207,834
Agilent Technologies, Inc.†(b)	45,594	2,077,263
Akorn, Inc.†(a)*	14,059	306,908
Alexion Pharmaceuticals, Inc.*	2,496	305,386
Allergan PLC (Ireland)†(a)*	19,841	4,166,808
AMAG Pharmaceuticals, Inc.†(a)*	113,108	3,936,158
Amgen, Inc.†	50,432	7,373,663
Biogen, Inc.†*	41,404	11,741,346
Celgene Corp.†*	4,760	550,970
Eagle Pharmaceuticals, Inc.(a)*	7,408	587,751
Eli Lilly & Co.(b)	6,289	462,556
Emergent BioSolutions, Inc.†*	58,428	1,918,776
Enanta Pharmaceuticals, Inc.†*	3,578	119,863
Exelixis, Inc.(a)*	62,354	929,698

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Gilead Sciences, Inc.†	144,689	$10,361,179
Incyte Corp., Ltd.†*	2,526	253,282
Insys Therapeutics, Inc.(a)*	75,172	691,582
Jazz Pharmaceuticals PLC (Ireland)†*	10,762	1,173,381
Johnson & Johnson†	72,951	8,404,685
Lannett Co., Inc.(a)*	130,248	2,871,968
Merck & Co., Inc.†	43,547	2,563,612
Myriad Genetics, Inc.†(a)*	41,847	697,590
PAREXEL International Corp.†(a)*	12,360	812,299
Pfizer, Inc.†	134,067	4,354,496
PRA Health Sciences, Inc.†*	22,008	1,213,081
Prestige Brands Holdings, Inc.(a)*	17,039	887,732
Progenics Pharmaceuticals, Inc.(a)*	92,731	801,196
Quintiles IMS Holdings, Inc.†(a)*	50,273	3,823,295
Regeneron Pharmaceuticals, Inc.†*	811	297,710
Repligen Corp.(a)*	9,624	296,612
Sucampo Pharmaceuticals, Inc., Class A(a)*	7,306	98,996
United Therapeutics Corp.†*	22,833	3,274,937
Vanda Pharmaceuticals, Inc.(a)*	2,222	35,441
Waters Corp.†*	10,021	1,346,722
Xencor, Inc.†*	38,615	1,016,347

		89,112,973

Retailing — 8.9%
Aaron’s, Inc.†(a)	67,661	2,164,475
Abercrombie & Fitch Co., Class A(a)	22,627	271,524
Advance Auto Parts, Inc.(a)	2,409	407,410
American Eagle Outfitters, Inc.(a)	24,036	364,626
Asbury Automotive Group, Inc.(b)*	17,138	1,057,415
Ascena Retail Group, Inc.(a)*	305,237	1,889,417
AutoNation, Inc.(a)(b)*	39,989	1,945,465
AutoZone, Inc.†(b)*	9,366	7,397,173
Barnes & Noble Education, Inc.(a)*	1,841	21,116
Bed Bath & Beyond, Inc.(a)	40,569	1,648,724
Best Buy Co., Inc.†(a)	86,856	3,706,146
Buckle, Inc. (The)(a)	10,915	248,862
Camping World Holdings, Inc., Class A	25	815
Chico’s FAS, Inc.(b)	27,101	389,983
Children’s Place Retail Store, Inc. (The)	963	97,215

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dillard’s, Inc., Class A(a)	2,376	$148,951
Dollar General Corp.†(a)(b)	54,481	4,035,408
Finish Line, Inc. (The), Class A†(a)	35,324	664,444
Foot Locker, Inc.(a)(b)	19,317	1,369,382
GameStop Corp., Class A(a)	4,307	108,795
Gap, Inc. (The)(a)	125,234	2,810,251
Genuine Parts Co.†	36,631	3,499,726
Group 1 Automotive, Inc.(a)	6,353	495,153
Haverty Furniture Cos., Inc.(a)	350	8,295
Home Depot, Inc. (The)†(b)	37,904	5,082,168
HSN, Inc.†(a)	34,640	1,188,152
Kohl’s Corp.(a)	106,327	5,250,427
Liberty Interactive Corp. QVC Group, Class A†(b)*	93,323	1,864,594
Lowe’s Cos., Inc.†	42,380	3,014,066
Macy’s, Inc.(a)	15,773	564,831
Nordstrom, Inc.(a)	30,519	1,462,776
Nutrisystem, Inc.(a)(b)	44,675	1,547,989
Office Depot, Inc.†	131,707	595,316
Pool Corp.†(a)	11,696	1,220,361
Priceline Group, Inc. (The)†*	6,586	9,655,471
Ross Stores, Inc.†	17,636	1,156,922
Staples, Inc.†	261,351	2,365,227
Tailored Brands, Inc.(a)	37,928	969,060
Target Corp.†(a)	116,465	8,412,267
Tiffany & Co.(a)	18,638	1,443,140
TJX Cos., Inc. (The)(b)	48,909	3,674,533
Urban Outfitters, Inc.(a)(b)*	37,492	1,067,772

		85,285,843

Semiconductors & Semiconductor Equipment — 8.4%
Analog Devices, Inc.†(a)	86,865	6,308,136
Applied Materials, Inc.†(b)	215,054	6,939,793
Broadcom Ltd. (Singapore)	15,513	2,742,233
Intel Corp.†	129,191	4,685,758
KLA-Tencor Corp.†	34,594	2,721,856
Lam Research Corp.†	43,377	4,586,250
Linear Technology Corp.†	62,341	3,886,961
Maxim Integrated Products, Inc.†(a)	67,042	2,585,810
MaxLinear, Inc., Class A†*	76,920	1,676,856
NVIDIA Corp.(a)(b)	119,866	12,794,497
Photronics, Inc.†*	34,910	394,483
QUALCOMM, Inc.†	216,812	14,136,142
Skyworks Solutions, Inc.†(a)	53,668	4,006,853

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Teradyne, Inc.(a)	43,627	$1,108,126
Texas Instruments, Inc.†	107,468	7,841,940
Xilinx, Inc.†(a)(b)	63,410	3,828,062

		80,243,756

Software & Services — 12.2%
Accenture PLC, Class A (Ireland)†	36,300	4,251,819
Adobe Systems, Inc.(b)*	31,867	3,280,708
Akamai Technologies, Inc.†(a)(b)*	49,184	3,279,589
Alphabet, Inc., Class A†*	1,876	1,486,636
ANSYS, Inc.(a)*	18,534	1,714,210
Aspen Technology, Inc.†*	44,219	2,417,895
AVG Technologies NV (Netherlands)(a)*	4,473	113,256
Bankrate, Inc.†*	3,089	34,133
Booz Allen Hamilton Holding Corp.(b)	63,723	2,298,489
CA, Inc.†(a)	253,606	8,057,063
CDK Global, Inc.(b)	34,614	2,066,110
Citrix Systems, Inc.†*	85,236	7,612,427
Computer Sciences Corp.†	17,257	1,025,411
CSG Systems International, Inc.(a)	34,111	1,650,972
CSRA, Inc.†(a)	73,062	2,326,294
DST Systems, Inc.†(a)	19,263	2,064,030
EarthLink Holdings Corp.†	163,774	923,685
eBay, Inc.†*	351,482	10,435,501
Electronic Arts, Inc.†*	1,594	125,543
Fair Isaac Corp.†(b)	8,174	974,504
Fidelity National Information Services, Inc.†	14,654	1,108,429
Globant SA (Luxembourg)*	1,128	37,619
IAC/InterActiveCorp.†*	19,341	1,253,103
International Business Machines Corp.†(a)	23,953	3,975,958
j2 Global, Inc.(a)	52,696	4,310,533
Manhattan Associates, Inc.†(a)*	36,483	1,934,694
Mastercard, Inc., Class A†	4,606	475,570
MAXIMUS, Inc.(a)	12,758	711,769
Mentor Graphics Corp.†(a)	80,950	2,986,246
MicroStrategy, Inc., Class A†*	12,666	2,500,268
NIC, Inc.†	64,687	1,546,019
Nuance Communications, Inc.*	4,139	61,671
Open Text Corp. (Canada)	13,073	808,042
Oracle Corp.†	171,778	6,604,864
Science Applications International Corp.(a)	15,536	1,317,453

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Stamps.com, Inc.(a)*	26,033	$2,984,683
Sykes Enterprises, Inc.(b)	13,562	391,399
Symantec Corp.(a)(b)	184,689	4,412,220
Synopsys, Inc.(a)*	45,731	2,691,727
TeleTech Holdings, Inc.	75	2,288
Teradata Corp.(a)*	110,014	2,989,080
Trade Desk, Inc. (The), Class A(a)*	37,427	1,035,605
VASCO Data Security International, Inc.†*	51,926	708,790
VeriSign, Inc.†(a)*	47,470	3,611,043
VMware, Inc., Class A(a)*	70,604	5,558,653
WebMD Health Corp.(a)*	57,956	2,872,879
Western Union Co. (The)(a)	174,707	3,794,636

		116,823,516

Technology Hardware & Equipment — 9.1%
Anixter International, Inc.(b)*	15,522	1,258,058
Apple, Inc.†(b)	44,785	5,186,999
ARRIS International PLC (United Kingdom)†*	81,450	2,454,089
AVX Corp.†	45,568	712,228
Benchmark Electronics, Inc.†*	81,320	2,480,260
CDW Corp.(a)	36,509	1,901,754
Cisco Systems, Inc.†	482,523	14,581,845
CommScope Holding Co., Inc.†*	87,810	3,266,532
F5 Networks, Inc.(a)*	16,400	2,373,408
FLIR Systems, Inc.(b)	39,685	1,436,200
Harris Corp.†	40,531	4,153,212
Hewlett Packard Enterprise Co.†	495,950	11,476,283
HP, Inc.†	461,004	6,841,299
InterDigital, Inc.†(a)	51,044	4,662,869
Juniper Networks, Inc.†	89,821	2,538,341
Keysight Technologies, Inc.*	31,927	1,167,570
Methode Electronics, Inc.†	236	9,759
Motorola Solutions, Inc.†(a)	21,592	1,789,761
MTS Systems Corp.(a)	5,178	293,593
NCR Corp.*	5,869	238,047
NetApp, Inc.†	76,263	2,689,796
NETGEAR, Inc.(b)*	52,760	2,867,506
Novanta, Inc. (Canada)*	620	13,020
PC Connection, Inc.	4	112
Plantronics, Inc.†	24,514	1,342,387
Sanmina Corp.(a)*	9,347	342,568
Seagate Technology PLC (Ireland)(a)	88,144	3,364,456

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
TE Connectivity Ltd. (Switzerland)†	53,298	$3,692,485
TTM Technologies, Inc.(a)*	69,790	951,238
Ubiquiti Networks, Inc.(a)*	9,881	571,122
Vishay Intertechnology, Inc.(a)	130,148	2,108,398

		86,765,195

Telecommunication Services — 2.0%
AT&T, Inc.†	76,775	3,265,241
CenturyLink, Inc.(a)	134,615	3,201,145
FairPoint Communications, Inc.*	693	12,959
Inteliquent, Inc.†	44,995	1,031,285
Level 3 Communications, Inc.†*	2,387	134,531
Sprint Corp.(a)*	13,362	112,508
Verizon Communications, Inc.†	200,461	10,700,608
Vonage Holdings Corp.†(a)*	70,880	485,528

		18,943,805

Transportation — 6.5%
Alaska Air Group, Inc.(a)	29,395	2,608,218
American Airlines Group, Inc.†(a)	83,310	3,889,744
CH Robinson Worldwide, Inc.†(a)	27,098	1,985,199
CSX Corp.†	28,866	1,037,155
Delta Air Lines, Inc.†(a)	176,604	8,687,151
Expeditors International of Washington, Inc.†	73,967	3,917,292
Heartland Express, Inc.	378	7,696
Landstar System, Inc.(b)	2,706	230,822
Norfolk Southern Corp.†(b)	46,355	5,009,585
Ryder System, Inc.(a)	17,719	1,319,002
Southwest Airlines Co.†	115,774	5,770,176
Swift Transportation Co.†(a)*	279,336	6,804,625
Union Pacific Corp.†	74,431	7,717,006
United Continental Holdings, Inc.†(a)*	83,746	6,103,408
United Parcel Service, Inc., Class B†	19,803	2,270,216
XPO Logistics, Inc.†(a)*	111,243	4,801,248

		62,158,543

TOTAL COMMON STOCKS (Cost $986,108,274)		1,150,974,772

TOTAL LONG POSITIONS - 120.4%		1,150,974,772

(Cost $986,108,274)**

	Number of Shares	Value
SHORT POSITIONS — (60.5)%
COMMON STOCKS — (60.5)%
Automobiles & Components — (0.7)%
Dana, Inc.	(53,137)	$(1,008,540)
Federal-Mogul Holdings Corp.*	(30,465)	(314,094)
Fox Factory Holding Corp.*	(38,062)	(1,056,220)
Johnson Controls International PLC (Ireland)	(96,117)	(3,959,059)
Metaldyne Performance Group, Inc.	(3,964)	(90,974)
Modine Manufacturing Co.*	(1,739)	(25,911)
Superior Industries International, Inc.	(2,894)	(76,257)
Tesla Motors, Inc.*	(1,203)	(257,069)
Tower International, Inc.	(6,223)	(176,422)

		(6,964,546)

Capital Goods — (8.2)%
AAON, Inc.	(5,620)	(185,741)
AAR Corp.	(13,507)	(446,406)
Advanced Drainage Systems, Inc.	(30,168)	(621,461)
Aerovironment, Inc.*	(37,336)	(1,001,725)
AGCO Corp.	(25,886)	(1,497,764)
Albany International Corp., Class A	(10,829)	(501,383)
Babcock & Wilcox Enterprises, Inc.*	(2,034)	(33,744)
Beacon Roofing Supply, Inc.*	(70,435)	(3,244,940)
Briggs & Stratton Corp.	(14,155)	(315,090)
Builders FirstSource, Inc.*	(9,715)	(106,574)
CAE, Inc. (Canada)	(5,105)	(71,317)
Cubic Corp.	(4,604)	(220,762)
Douglas Dynamics, Inc.	(11,306)	(380,447)
Dycom Industries, Inc.*	(58,655)	(4,709,410)
Encore Wire Corp.	(6,196)	(268,597)
Energy Recovery, Inc.*	(40,003)	(414,031)
EnPro Industries, Inc.	(12,002)	(808,455)
ESCO Technologies, Inc.	(1,857)	(105,199)
Esterline Technologies Corp.*	(2,539)	(226,479)
Federal Signal Corp.	(49,763)	(776,800)
Flowserve Corp.	(135,994)	(6,534,512)
Franklin Electric Co., Inc.	(9,747)	(379,158)
GATX Corp.	(49,810)	(3,067,300)
GMS, Inc.*	(7,487)	(219,219)
Granite Construction, Inc.	(63,590)	(3,497,450)
Griffon Corp.	(7,106)	(186,177)
HEICO Corp.	(13,135)	(1,013,365)
Herc Holdings, Inc.*	(38,048)	(1,528,008)
Hyster-Yale Materials Handling, Inc.	(11,593)	(739,286)
John Bean Technologies Corp.	(17,742)	(1,524,925)
Kaman Corp.	(11,823)	(578,499)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
KLX, Inc.*	(51,444)	$(2,320,639)
Lydall, Inc.*	(4,718)	(291,808)
Manitowoc Co., Inc. (The)*	(397,717)	(2,378,348)
Masonite International Corp. (Canada)*	(21,867)	(1,438,849)
Mercury Systems, Inc.*	(37,093)	(1,120,950)
Milacron Holdings Corp.*	(18,834)	(350,877)
Mueller Industries, Inc.	(6,326)	(252,787)
Navistar International Corp.*	(23,039)	(722,733)
NOW, Inc.*	(91,605)	(1,875,154)
Orbital ATK, Inc.	(42,403)	(3,720,015)
Patrick Industries, Inc.*	(3,132)	(238,972)
PGT Innovations Inc.*	(2,718)	(31,121)
Primoris Services Corp.	(45,324)	(1,032,481)
Proto Labs, Inc.*	(26,924)	(1,382,547)
Quanta Services, Inc.*	(82,766)	(2,884,395)
Raven Industries, Inc.	(3,961)	(99,817)
RBC Bearings, Inc.*	(6,564)	(609,205)
Rexnord Corp.*	(27,447)	(537,687)
Roper Technologies, Inc.	(12,654)	(2,316,694)
Rush Enterprises, Inc., Class A*	(9,507)	(303,273)
Sensata Technologies Holding NV (Netherlands)*	(3,508)	(136,637)
SiteOne Landscape Supply, Inc.*	(28,647)	(994,910)
SPX FLOW, Inc.*	(23,892)	(765,978)
Sun Hydraulics Corp.	(1,806)	(72,186)
Sunrun, Inc.*	(343,167)	(1,822,217)
Tennant Co.	(18,209)	(1,296,481)
Textron, Inc.	(41,589)	(2,019,562)
Thermon Group Holdings, Inc.*	(8,544)	(163,105)
Trinity Industries, Inc.	(38,215)	(1,060,848)
Triumph Group, Inc.	(92,925)	(2,462,513)
Universal Forest Products, Inc.	(12,270)	(1,253,749)
Valmont Industries, Inc.	(1,577)	(222,199)
Veritiv Corp.*	(975)	(52,406)
WABCO Holdings, Inc.*	(25,210)	(2,676,042)
Wabtec Corp.	(13,890)	(1,153,148)
Watsco, Inc.	(885)	(131,086)
Watts Water Technologies, Inc., Class A	(1,934)	(126,097)
Woodward, Inc.	(44,578)	(3,078,111)

		(78,599,851)

Commercial & Professional Services — (2.6)%
Advisory Board Co. (The)*	(31,266)	(1,039,594)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
CEB, Inc.	(20,972)	$(1,270,903)
Clean Harbors, Inc.*	(56,917)	(3,167,431)
Covanta Holding Corp.	(238,684)	(3,723,470)
Healthcare Services Group, Inc.	(61,455)	(2,407,192)
HNI Corp.	(12,975)	(725,562)
IHS Markit Ltd. (Bermuda)*	(85,362)	(3,022,668)
InnerWorkings, Inc.*	(3,566)	(35,125)
Korn/Ferry International	(66,773)	(1,965,129)
MSA Safety, Inc.	(4,179)	(289,730)
Multi-Color Corp.	(22,097)	(1,714,727)
Steelcase, Inc., Class A	(48,990)	(876,921)
Viad Corp.	(4,200)	(185,220)
WageWorks, Inc.*	(49,188)	(3,566,130)
Waste Connections, Inc. (Canada)	(12,613)	(991,256)

		(24,981,058)

Consumer Durables & Apparel — (1.5)%
Columbia Sportswear Co.	(21,795)	(1,270,648)
Crocs, Inc.*	(30,599)	(209,909)
Deckers Outdoor Corp.*	(72,612)	(4,021,979)
G-III Apparel Group Ltd.*	(80,642)	(2,383,778)
Hasbro, Inc.	(5,719)	(444,881)
Kate Spade & Co.*	(4,135)	(77,200)
Mattel, Inc.	(87,732)	(2,417,017)
Nautilus, Inc.*	(33,156)	(613,386)
Steven Madden Ltd.*	(8,629)	(308,487)
TRI Pointe Group, Inc.*	(22,614)	(259,609)
Under Armour, Inc., Class A*	(32,341)	(939,506)
Vista Outdoor, Inc.*	(33,560)	(1,238,364)
WCI Communities, Inc.*	(5,984)	(140,325)

		(14,325,089)

Consumer Services — (3.8)%
BJ’s Restaurants, Inc.*	(38,985)	(1,532,110)
Bloomin’ Brands, Inc.	(181,110)	(3,265,413)
Boyd Gaming Corp.*	(58,296)	(1,175,830)
Carrols Restaurant Group, Inc.*	(8,585)	(130,921)
Chegg, Inc.*	(30,274)	(223,422)
Chipotle Mexican Grill, Inc.*	(12,917)	(4,873,842)
Chuy’s Holdings, Inc.*	(12,722)	(412,829)
ClubCorp Holdings, Inc.	(16,299)	(233,891)
Dave & Buster’s Entertainment, Inc.*	(55,727)	(3,137,430)
Fiesta Restaurant Group, Inc.*	(60,897)	(1,817,775)
Grand Canyon Education, Inc.*	(17,991)	(1,051,574)
Houghton Mifflin Harcourt Co.*	(51,819)	(562,236)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Intrawest Resorts Holdings, Inc.*	(1,320)	$(23,562)
K12, Inc.*	(6,387)	(109,601)
LifeLock, Inc.*	(73,477)	(1,757,570)
MGM Resorts International*	(104,120)	(3,001,780)
Red Robin Gourmet Burgers, Inc.*	(49,959)	(2,817,688)
Royal Caribbean Cruises Ltd. (Liberia)	(9,366)	(768,387)
SeaWorld Entertainment, Inc.	(48,050)	(909,586)
Shake Shack, Inc., Class A*	(127,192)	(4,552,202)
Vail Resorts, Inc.	(4,764)	(768,481)
Wingstop, Inc.	(3,419)	(101,168)
Wynn Resorts Ltd.	(25,459)	(2,202,458)
Zoe’s Kitchen, Inc.*	(26,283)	(630,529)

		(36,060,285)

Energy — (2.5)%
Cameco Corp. (Canada)	(10,186)	(106,647)
Cenovus Energy, Inc. (Canada)	(229,822)	(3,477,207)
Cheniere Energy, Inc.*	(6,304)	(261,175)
CVR Energy, Inc.	(74,577)	(1,893,510)
Diamond Offshore Drilling, Inc.*	(10,652)	(188,540)
Fairmount Santrol Holdings, Inc.*	(62,621)	(738,302)
Forum Energy Technologies, Inc.*	(14,180)	(311,960)
Green Plains, Inc.	(25,614)	(713,350)
Matrix Service Co.*	(5,969)	(135,496)
Noble Corp. PLC (United Kingdom)	(380,813)	(2,254,413)
Par Pacific Holdings, Inc.*	(14,759)	(214,596)
Pembina Pipeline Corp. (Canada)	(18,625)	(583,335)
Precision Drilling Corp. (Canada)*	(321,757)	(1,753,576)
SEACOR Holdings, Inc.*	(29,028)	(2,069,116)
Suncor Energy, Inc. (Canada)	(46,927)	(1,534,044)
TransCanada Corp. (Canada)	(43,190)	(1,950,028)
US Silica Holdings, Inc.	(72,188)	(4,091,616)
Weatherford International PLC (Ireland)*	(108,095)	(539,394)
World Fuel Services Corp.	(12,840)	(589,484)

		(23,405,789)

Food & Staples Retailing — (1.3)%
Casey’s General Stores, Inc.	(3,647)	(433,555)
Performance Food Group Co.*	(19,974)	(479,376)
PriceSmart, Inc.	(13,729)	(1,146,372)
Rite Aid Corp.*	(733,965)	(6,047,872)
Smart & Final Stores, Inc.*	(85,992)	(1,212,487)
Sprouts Farmers Market, Inc.*	(100,584)	(1,903,049)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
United Natural Foods, Inc.*	(22,006)	$(1,050,126)

		(12,272,837)

Food, Beverage & Tobacco — (2.6)%
Amplify Snack Brands, Inc.*	(33,993)	(299,478)
B&G Foods, Inc.	(37,717)	(1,652,005)
Bunge Ltd. (Bermuda)	(116,301)	(8,401,584)
Coca-Cola Bottling Co. Consolidated	(15,202)	(2,718,878)
Darling Ingredients, Inc.*	(55,339)	(714,426)
Hershey Co. (The)	(24,230)	(2,506,109)
McCormick & Co., Inc., non-voting shares	(12,197)	(1,138,346)
MGP Ingredients, Inc.	(24,395)	(1,219,262)
Snyders-Lance, Inc.	(54,385)	(2,085,121)
SunOpta, Inc. (Canada)*	(25,380)	(178,929)
Tootsie Roll Industries, Inc.	(11,476)	(456,171)
TreeHouse Foods, Inc.*	(28,888)	(2,085,425)
WhiteWave Foods Co. (The)*	(22,951)	(1,276,076)

		(24,731,810)

Health Care Equipment & Services — (5.4)%
ABIOMED, Inc.*	(1,410)	(158,879)
Aceto Corp.	(84)	(1,845)
Air Methods Corp*.	(17,782)	(566,357)
Amedisys, Inc.*	(10,516)	(448,297)
athenahealth, Inc.*	(1,170)	(123,049)
AtriCure, Inc.*	(15,547)	(304,255)
Capital Senior Living Corp.*	(36,819)	(590,945)
Cardiovascular Systems, Inc.*	(66,772)	(1,616,550)
Castlight Health, Inc., Class B*	(755)	(3,737)
Cerus Corp.*	(293,338)	(1,276,020)
Cynosure, Inc., Class A*	(9,882)	(450,619)
DexCom, Inc.*	(50,345)	(3,005,596)
Diplomat Pharmacy, Inc.*	(82,594)	(1,040,684)
Endologix, Inc.*	(236,699)	(1,353,918)
Ensign Group, Inc. (The)	(80,908)	(1,796,967)
Envision Healthcare Corp.*	(78,951)	(4,996,809)
Evolent Health, Inc., Class A*	(91,063)	(1,347,732)
GenMark Diagnostics, Inc.*	(13,710)	(167,810)
Glaukos Corp.*	(7,596)	(260,543)
Insulet Corp.*	(68,751)	(2,590,538)
K2M Group Holdings, Inc.*	(80,896)	(1,621,156)
Medidata Solutions, Inc.*	(27,292)	(1,355,594)
National Healthcare Corp.	(520)	(39,411)
Neogen Corp.*	(1,991)	(131,406)
Nevro Corp.*	(32,606)	(2,369,152)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Novadaq Technologies, Inc. (Canada)*	(45,774)	$(324,538)
Novocure Ltd. (Jersey)*	(36,632)	(287,561)
NxStage Medical, Inc.*	(9,972)	(261,366)
Omnicell, Inc.*	(15,247)	(516,873)
Patterson Cos., Inc.	(156,604)	(6,425,462)
Penumbra, Inc.*	(24,175)	(1,542,365)
PharMerica Corp.*	(36,618)	(920,943)
Quidel Corp.*	(12,783)	(273,812)
Spectranetics Corp. (The)*	(118,020)	(2,891,490)
Surgery Partners, Inc.*	(6,510)	(103,184)
Surgical Care Affiliates, Inc.*	(64,690)	(2,993,206)
Team Health Holdings, Inc.*	(143,146)	(6,219,694)
US Physical Therapy, Inc.	(794)	(55,739)
Wright Medical Group NV (Netherlands)*	(55,575)	(1,277,114)
Zeltiq Aesthetics, Inc.*	(3,070)	(133,606)

		(51,844,822)

Household & Personal Products — (0.7)%
Clorox Co. (The)	(3,438)	(412,629)
Energizer Holdings, Inc.	(129,388)	(5,771,999)
Revlon, Inc., Class A*	(7,246)	(211,221)

		(6,395,849)

Materials — (5.6)%
Agrium, Inc. (Canada)	(7,378)	(741,858)
Albemarle Corp.	(49,497)	(4,260,702)
Avery Dennison Corp.	(4,774)	(335,230)
Balchem Corp.	(35,366)	(2,967,915)
Ball Corp.	(93,901)	(7,049,148)
CF Industries Holdings, Inc.	(106,657)	(3,357,562)
Domtar Corp.	(22,231)	(867,676)
Dow Chemical Co. (The)	(5,216)	(298,460)
Ecolab, Inc.	(2,157)	(252,844)
Flotek Industries, Inc.*	(178,139)	(1,672,725)
Graphic Packaging Holding Co.	(386,263)	(4,820,562)
Kronos Worldwide, Inc.	(48,541)	(579,580)
Methanex Corp. (Canada)	(75,704)	(3,315,835)
NewMarket Corp.	(93)	(39,417)
PH Glatfelter Co.	(23,084)	(551,477)
Potash Corp. of Saskatchewan, Inc. (Canada)	(176,237)	(3,188,127)
Sensient Technologies Corp.	(7,692)	(604,437)
Silgan Holdings, Inc.	(7,209)	(368,957)
US Concrete, Inc.*	(81,843)	(5,360,717)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Valvoline, Inc.	(15,142)	$(325,553)
Westlake Chemical Corp.	(124,581)	(6,975,290)
WR Grace & Co.	(79,916)	(5,405,518)

		(53,339,590)

Media — (1.0)%
AMC Entertainment Holdings, Inc., Class A*	(9,234)	(310,724)
Charter Communications, Inc., Class A*	(3,931)	(1,131,814)
Entravision Communications Corp., Class A	(934)	(6,538)
EW Scripps Co. (The), Class A*	(141,912)	(2,743,159)
Gannett Co., Inc.	(141,144)	(1,370,508)
Global Eagle Entertainment, Inc.*	(103,271)	(667,131)
John Wiley & Sons, Inc., Class A	(14,063)	(766,434)
Madison Square Garden Co. (The), Class A*	(3,705)	(635,445)
National CineMedia, Inc.	(59,092)	(870,425)
New York Times Co. (The), Class A	(3,454)	(45,938)
Scholastic Corp.	(4,664)	(221,493)
Shaw Communications, Inc., Class B (Canada)	(22,084)	(443,005)
World Wrestling Entertainment, Inc., Class A	(33,457)	(615,609)

		(9,828,223)

Pharmaceuticals, Biotechnology & Life Sciences — (3.4)%
Accelerate Diagnostics, Inc.*	(80,657)	(1,673,633)
Acceleron Pharma, Inc.*	(67)	(1,710)
Achillion Pharmaceuticals, Inc.*	(94,790)	(391,483)
Aclaris Therapeutics, Inc.*	(777)	(21,088)
Aerie Pharmaceuticals, Inc.*	(11,287)	(427,213)
Agios Pharmaceuticals, Inc.*	(21,098)	(880,420)
Albany Molecular Research, Inc.*	(41,903)	(786,100)
Alder Biopharmaceuticals, Inc.*	(58,439)	(1,215,531)
Amicus Therapeutics, Inc.*	(93,886)	(466,613)
Axovant Sciences Ltd. (Bermuda)*	(599)	(7,440)
Bio-Rad Laboratories, Inc., Class A*	(1,180)	(215,090)
Bio-Techne Corp.	(7,000)	(719,810)
Bruker Corp.	(16,901)	(357,963)
Cambrex Corp.*	(15,442)	(833,096)
Coherus Biosciences, Inc.*	(10,209)	(287,383)
Dermira, Inc.*	(55,880)	(1,694,840)
Epizyme, Inc.*	(26,132)	(316,197)
Foundation Medicine, Inc.*	(2,848)	(50,410)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Global Blood Therapeutics, Inc.*	(13,276)	$(191,838)
Heron Therapeutics, Inc.*	(100,754)	(1,319,877)
Illumina, Inc.*	(5,478)	(701,403)
Insmed, Inc.*	(84,706)	(1,120,660)
Intercept Pharmaceuticals, Inc.*	(2,675)	(290,639)
Intra-Cellular Therapies, Inc.*	(85,226)	(1,286,060)
Juno Therapeutics, Inc.*	(30,122)	(567,800)
Kite Pharma, Inc.*	(17,408)	(780,575)
Luminex Corp.*	(9,929)	(200,864)
MacroGenics, Inc.*	(36,990)	(756,076)
Medicines Co. (The)*	(107,820)	(3,659,411)
Momenta Pharmaceuticals, Inc.*	(89,125)	(1,341,331)
Nektar Therapeutics*	(158,294)	(1,942,267)
NeoGenomics, Inc.*	(72,804)	(623,930)
Pacific Biosciences of California, Inc.*	(227,029)	(862,710)
Portola Pharmaceuticals, Inc.*	(76,193)	(1,709,771)
Puma Biotechnology, Inc.*	(6,800)	(208,760)
QIAGEN NV (Netherlands)*	(55,077)	(1,543,258)
Revance Therapeutics, Inc.*	(17,267)	(357,427)
TherapeuticsMD, Inc.*	(197,535)	(1,139,777)
Theravance Biopharma, Inc. (Cayman Islands)*	(61,050)	(1,946,274)

		(32,896,728)

Retailing — (4.1)%
1-800-Flowers.com, Inc., Class A*	(9,877)	(105,684)
Barnes & Noble, Inc.	(87,229)	(972,603)
Big Lots, Inc.	(49,759)	(2,498,399)
CarMax, Inc.*	(80,622)	(5,191,251)
Cato Corp. (The), Class A	(6,776)	(203,822)
Core-Mark Holding Co., Inc.	(36,121)	(1,555,731)
CST Brands, Inc.	(118,456)	(5,703,656)
Dollar Tree, Inc.*	(3,153)	(243,349)
Fred’s, Inc., Class A	(1,720)	(31,923)
Genesco, Inc.*	(42,743)	(2,654,340)
Groupon, Inc.*	(910,253)	(3,022,040)
Guess?, Inc.	(263,478)	(3,188,084)
Hibbett Sports, Inc.*	(7,329)	(273,372)
JC Penney Co., Inc.*	(12,435)	(103,335)
L Brands, Inc.	(5,240)	(345,002)
Lithia Motors, Inc., Class A	(33,309)	(3,225,310)
Monro Muffler Brake, Inc.	(6,811)	(389,589)
Ollie’s Bargain Outlet Holdings, Inc.*	(27,391)	(779,274)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Pier 1 Imports, Inc.	(61,435)	$(524,655)
Shutterfly, Inc.*	(25,366)	(1,272,866)
Sonic Automotive, Inc., Class A	(10,157)	(232,595)
Tile Shop Holdings, Inc.*	(39,869)	(779,439)
Wayfair, Inc., Class A*	(145,133)	(5,086,912)
Zumiez, Inc.*	(21,313)	(465,689)

		(38,848,920)

Semiconductors & Semiconductor Equipment — (2.0)%
Brooks Automation, Inc.	(28,494)	(486,393)
Cavium, Inc.*	(51,447)	(3,212,351)
Cree, Inc.*	(36,581)	(965,373)
Diodes, Inc.*	(6,245)	(160,309)
First Solar, Inc.*	(108,631)	(3,485,969)
FormFactor, Inc.*	(51,798)	(580,138)
Lattice Semiconductor Corp.*	(185,727)	(1,366,951)
Micron Technology, Inc.*	(15,405)	(337,678)
MKS Instruments, Inc.	(3,499)	(207,841)
NeoPhotonics Corp.*	(19,170)	(207,228)
ON Semiconductor Corp.*	(441,805)	(5,637,432)
Tessera Holding Corp.	(7,632)	(337,334)
Veeco Instruments, Inc.*	(72,005)	(2,098,946)

		(19,083,943)

Software & Services — (8.1)%
2U, Inc.*	(18,105)	(545,866)
ACI Worldwide, Inc.*	(59,036)	(1,071,503)
Acxiom Corp.*	(101,019)	(2,707,309)
Alliance Data Systems Corp.	(27,777)	(6,347,044)
Autodesk, Inc.*	(10,051)	(743,874)
Black Knight Financial Services, Inc., Class A*	(24,419)	(923,038)
Blackhawk Network Holdings, Inc.*	(118,997)	(4,483,212)
Blackline, Inc.*	(8,087)	(223,444)
Bottomline Technologies de, Inc.*	(12,393)	(310,073)
Box, Inc., Class A*	(114,520)	(1,587,247)
Callidus Software, Inc.*	(50,825)	(853,860)
FireEye, Inc.*	(361,335)	(4,299,886)
Gartner, Inc.*	(5,286)	(534,256)
Global Payments, Inc.	(10,659)	(739,841)
Gogo, Inc.*	(160,396)	(1,478,851)
Hortonworks, Inc.*	(53,093)	(441,203)
HubSpot, Inc.*	(34,077)	(1,601,619)
Imperva, Inc.*	(71,700)	(2,753,280)
Instructure, Inc.*	(21,129)	(413,072)
Leidos Holdings, Inc.	(77,636)	(3,970,305)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
New Relic, Inc.*	(66,641)	$(1,882,608)
Pandora Media, Inc.*	(508,746)	(6,634,048)
Paylocity Holding Corp.*	(3,804)	(114,158)
PayPal Holdings, Inc.*	(13,301)	(524,990)
PROS Holdings, Inc.*	(49,098)	(1,056,589)
Rapid7, Inc.*	(13,208)	(160,741)
RingCentral, Inc., Class A*	(25,748)	(530,409)
Sabre Corp.	(200,331)	(4,998,258)
SecureWorks Corp., Class A*	(8,309)	(87,992)
Splunk, Inc.*	(64,031)	(3,275,186)
Square, Inc., Class A*	(254,631)	(3,470,621)
Synchronoss Technologies, Inc.*	(11,075)	(424,172)
Tableau Software, Inc., Class A*	(16,747)	(705,886)
TrueCar, Inc.*	(83,024)	(1,037,800)
Twitter, Inc.*	(157,792)	(2,572,010)
Virtusa Corp.*	(23,742)	(596,399)
Workday, Inc., Class A*	(56,000)	(3,701,040)
Workiva, Inc.*	(14,667)	(200,205)
Zendesk, Inc.*	(125,020)	(2,650,424)
Zynga, Inc., Class A*	(2,586,991)	(6,648,567)

		(77,300,886)

Technology Hardware & Equipment — (4.3)%
Arista Networks, Inc.*	(2,777)	(268,730)
CalAmp Corp.*	(5,054)	(73,283)
Celestica, Inc. (Canada)*	(47,468)	(562,496)
Cray, Inc.*	(78,449)	(1,623,894)
Diebold, Inc.	(102,397)	(2,575,285)
EchoStar Corp., Class A*	(28,174)	(1,447,862)
ePlus, Inc.*	(6,667)	(768,038)
Fitbit, Inc., Class A*	(39,850)	(291,702)
Infinera Corp.*	(240,405)	(2,041,038)
Insight Enterprises, Inc.*	(11,994)	(485,037)
InvenSense, Inc.*	(181,308)	(2,318,929)
IPG Photonics Corp.*	(5,076)	(501,052)
Jabil Circuit, Inc.	(221,441)	(5,241,508)
Mitel Networks Corp. (Canada)*	(11,650)	(79,220)
NetScout Systems, Inc.*	(7,349)	(231,494)
Nimble Storage, Inc.*	(115,801)	(917,144)
OSI Systems, Inc.*	(13,611)	(1,036,069)
Palo Alto Networks, Inc.*	(23,522)	(2,941,426)
Pure Storage, Inc., Class A*	(53,361)	(603,513)
Stratasys Ltd. (Israel)*	(11,644)	(192,592)
SYNNEX Corp.	(1,612)	(195,084)
Tech Data Corp.*	(21,705)	(1,837,979)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Trimble, Inc.*	(122,643)	$(3,697,686)
Universal Display Corp.*	(80,419)	(4,527,590)
VeriFone Systems, Inc.*	(129,107)	(2,289,067)
ViaSat, Inc.*	(65,671)	(4,348,734)

		(41,096,452)

Telecommunication Services — (0.9)%
ATN International, Inc.	(20,480)	(1,641,062)
Cincinnati Bell, Inc.*	(54,092)	(1,208,965)
Frontier Communications Corp.	(374,320)	(1,265,202)
Iridium Communications, Inc.*	(193,798)	(1,860,461)
ORBCOMM, Inc.*	(53,758)	(444,579)
Shenandoah Telecommunications Co.	(29,305)	(800,026)
Windstream Holdings, Inc.	(184,511)	(1,352,466)

		(8,572,761)

Transportation — (1.8)%
Air Transport Services Group, Inc.*	(15,108)	(241,124)
Allegiant Travel Co.	(12,871)	(2,141,734)
ArcBest Corp.	(10,804)	(298,731)
Atlas Air Worldwide Holdings, Inc.*	(56,624)	(2,952,942)
Canadian National Railway Co. (Canada)	(10,330)	(696,242)
Canadian Pacific Railway Ltd. (Canada)	(1,027)	(146,625)
Echo Global Logistics, Inc.*	(17,913)	(448,721)
Hub Group, Inc., Class A*	(2,871)	(125,606)
Saia, Inc.*	(24,313)	(1,073,419)
SkyWest, Inc.	(48,080)	(1,752,516)
Spirit Airlines, Inc.*	(52,072)	(3,012,886)
Werner Enterprises, Inc.	(174,123)	(4,692,615)

		(17,583,161)

TOTAL COMMON STOCK (Proceeds $588,045,374)		(578,132,600)

TOTAL SECURITIES SOLD SHORT - (60.5)%		(578,132,600)

(Proceeds $588,045,374)
OTHER ASSETS IN EXCESS OF LIABILITIES - 40.1%		383,441,678

NET ASSETS - 100.0%		$956,283,850

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $177,454,304.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$986,108,274***

Gross unrealized appreciation	$176,182,326
Gross unrealized depreciation	(11,315,828)

Net unrealized appreciation	$164,866,498

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 142.7%
COMMON STOCKS — 142.7%
Automobiles & Components — 3.8%
BorgWarner, Inc.(a)	1,129	$44,528
Delphi Automotive PLC (Jersey)†(a)	1,316	88,633
General Motors Co.†	7,571	263,774
Goodyear Tire & Rubber Co. (The)(b)	1,266	39,081
Harley-Davidson, Inc.(b)	1,024	59,740

		495,756

Capital Goods — 17.7%
Allegion PLC (Ireland)	433	27,712
Arconic, Inc.	2,819	52,270
Boeing Co. (The)(a)(b)	1,931	300,618
Caterpillar, Inc.(b)	738	68,442
Cummins, Inc.(a)(b)	1,039	142,000
Eaton Corp. PLC (Ireland)†	374	25,092
Emerson Electric Co.	4,036	225,007
Flowserve Corp.(b)	436	20,950
Fortune Brands Home & Security, Inc.(b)	748	39,988
Honeywell International, Inc.†	1,204	139,483
Illinois Tool Works, Inc.†	410	50,209
Ingersoll-Rand PLC (Ireland)†	1,624	121,865
Jacobs Engineering Group, Inc.†*	760	43,320
L-3 Communications Holdings, Inc.†	17	2,586
Lockheed Martin Corp.†	319	79,731
Masco Corp.†(a)	1,574	49,770
Parker-Hannifin Corp.(a)	450	63,000
Pentair PLC (Ireland)(b)	129	7,233
Quanta Services, Inc.†(a)*	946	32,968
Rockwell Collins, Inc.†(b)	630	58,439
Snap-on, Inc.†	261	44,701
Stanley Black & Decker, Inc.(a)	935	107,235
Textron, Inc.†	132	6,410
United Rentals, Inc.(a)*	546	57,647
United Technologies Corp.†	4,211	461,610
WW Grainger, Inc.(b)	289	67,120

		2,295,406

Commercial & Professional Services — 1.2%
Dun & Bradstreet Corp. (The)†(a)	218	26,448
Pitney Bowes, Inc.†	1,167	17,727
Robert Half International, Inc.†	810	39,512
Waste Management, Inc.†	1,012	71,761

		155,448

Consumer Durables & Apparel — 3.5%
Garmin Ltd. (Switzerland)†	939	45,532
Hanesbrands, Inc.(b)	1,833	39,538

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Harman International Industries, Inc.†	377	$41,907
Leggett & Platt, Inc.(a)(b)	650	31,772
Michael Kors Holdings Ltd. (British Virgin Islands)†(a)*	1,059	45,516
Mohawk Industries, Inc.(a)*	335	66,893
PVH Corp.†	491	44,308
Ralph Lauren Corp.†(a)	517	46,695
Whirlpool Corp.†	472	85,795

		447,956

Consumer Services — 1.5%
Carnival Corp. (Panama)	1,382	71,947
Darden Restaurants, Inc.(a)(b)	775	56,358
Wyndham Worldwide Corp.(a)	677	51,702
Yum! Brands, Inc.	266	16,912

		196,919

Diversified Financials — 3.1%
Affiliated Managers Group, Inc.†*	238	34,581
BlackRock, Inc.†	289	109,976
CME Group, Inc.†	319	36,797
Invesco, Ltd. (Bermuda)†(a)	661	20,055
Moody’s Corp.(b)	880	82,958
Nasdaq, Inc.†	234	15,706
S&P Global, Inc.	889	95,603

		395,676

Energy — 3.9%
Anadarko Petroleum Corp.	289	20,152
Kinder Morgan, Inc.†	10,798	223,627
Murphy Oil Corp.(b)	918	28,577
Range Resources Corp.†	1,000	34,360
Southwestern Energy Co.(a)*	2,668	28,868
Valero Energy Corp.(a)(b)	2,494	170,390

		505,974

Food & Staples Retailing — 7.1%
CVS Health Corp.†(a)(b)	5,146	406,071
Walgreens Boots Alliance, Inc.†	3,966	328,226
Wal-Mart Stores, Inc.†	2,749	190,011

		924,308

Food, Beverage & Tobacco — 7.2%
Altria Group, Inc.†(a)	3,881	262,433
Coca-Cola Co. (The)	2,180	90,383
ConAgra Foods, Inc.(a)	2,123	83,965
Dr Pepper Snapple Group, Inc.†	891	80,787
Hershey Co. (The)†	271	28,030

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hormel Foods Corp.(b)	2,430	$84,588
Philip Morris International, Inc.(b)	1,719	157,271
Tyson Foods, Inc., Class A†	2,270	140,014

		927,471

Health Care Equipment & Services — 15.2%
Abbott Laboratories(b)	643	24,698
Aetna, Inc.†	2,031	251,864
Anthem, Inc.†	1,401	201,422
Baxter International, Inc.†	3,421	151,687
Centene Corp.†*	905	51,142
Cigna Corp.†(a)	1,519	202,619
Danaher Corp.†(a)(b)	1,697	132,094
DaVita, Inc.†*	974	62,531
Express Scripts Holding Co.†(a)*	3,119	214,556
HCA Holdings, Inc.†*	56	4,145
Henry Schein, Inc.*	246	37,321
Humana, Inc.†	746	152,206
Laboratory Corp. of America Holdings†*	526	67,528
McKesson Corp.†	1,096	153,933
Quest Diagnostics, Inc.†(a)	732	67,271
UnitedHealth Group, Inc.†(a)(b)	688	110,107
Universal Health Services, Inc., Class B†(a)	442	47,020
Varian Medical Systems, Inc.(b)*	454	40,760

		1,972,904

Household & Personal Products — 1.5%
Church & Dwight Co., Inc.	211	9,324
Kimberly-Clark Corp.†	1,620	184,874

		194,198

Insurance — 2.3%
Aon PLC (United Kingdom)(a)	1,152	128,483
Marsh & McLennan Cos., Inc.†	2,513	169,854

		298,337

Materials — 10.1%
Avery Dennison Corp.	7	492
Eastman Chemical Co.(b)	683	51,368
El du Pont de Nemours & Co.†	5,469	401,425
FMC Corp.†	790	44,682
Freeport-McMoRan, Inc.(b)*	6,143	81,026
International Flavors & Fragrances, Inc.(b)	141	16,614
International Paper Co.†	1,663	88,239

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Martin Marietta Materials, Inc.(b)	400	$88,612
Monsanto Co.†(a)	1,440	151,502
Newmont Mining Corp.	2,454	83,608
PPG Industries, Inc.†(a)	1,280	121,293
Sherwin-Williams Co. (The)†(a)	450	120,933
WestRock Co.†	1,263	64,122

		1,313,916

Media — 6.2%
CBS Corp., Class B, non-voting shares†	879	55,922
Discovery Communications, Inc., Class A(b)*	2,911	79,790
Interpublic Group of Cos., Inc. (The)	1,829	42,817
News Corp., Class A(a)	3,656	41,898
Omnicom Group, Inc.	1,165	99,153
Scripps Networks Interactive, Inc., Class A(b)	647	46,176
TEGNA, Inc.†	1,348	28,834
Time Warner, Inc.†	941	90,835
Twenty-First Century Fox, Inc., Class A†	8,231	230,797
Viacom, Inc., Class B	1,847	64,830
Walt Disney Co. (The)†	209	21,782

		802,834

Pharmaceuticals, Biotechnology & Life Sciences — 12.8%
AbbVie, Inc.†(a)(b)	5,384	337,146
Amgen, Inc.†	819	119,746
Biogen, Inc.†(a)*	1,203	341,147
Gilead Sciences, Inc.†(a)	5,173	370,439
Johnson & Johnson†	2,549	293,670
Merck & Co., Inc.†	3,291	193,741
Pfizer, Inc.	157	5,099

		1,660,988

Real Estate — 0.0%
Weyerhaeuser Co., REIT†	1	30

Retailing — 12.9%
AutoZone, Inc.†*	141	111,360
Bed Bath & Beyond, Inc.(b)	946	38,445
Best Buy Co., Inc.(b)	1,968	83,975
Dollar General Corp.†(a)(b)	1,391	103,031
Foot Locker, Inc.(a)(b)	678	48,063
Gap, Inc. (The)(b)	2,509	56,302
Genuine Parts Co.†	721	68,884

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Home Depot, Inc. (The)†	1,966	$263,601
Kohl’s Corp.(b)	1,107	54,664
Lowe’s Cos., Inc.†	1,539	109,454
Nordstrom, Inc.	782	37,481
Priceline Group, Inc. (The)†(b)*	102	149,538
Ross Stores, Inc.†	2,141	140,450
Staples, Inc.	3,029	27,413
Target Corp.†	2,814	203,255
TJX Cos., Inc. (The)	2,158	162,131
Urban Outfitters, Inc.(b)*	538	15,322

		1,673,369

Semiconductors & Semiconductor Equipment — 9.2%
Applied Materials, Inc.†(a)	5,041	162,673
Intel Corp.†(a)	765	27,747
KLA-Tencor Corp.†	782	61,528
Lam Research Corp.†	884	93,465
Linear Technology Corp.†	524	32,671
NVIDIA Corp.(b)	1,504	160,537
Qorvo, Inc.†(b)*	461	24,309
QUALCOMM, Inc.†	5,652	368,510
Texas Instruments, Inc.†	2,659	194,027
Xilinx, Inc.†(a)	1,137	68,641

		1,194,108

Software & Services — 4.7%
Accenture PLC, Class A (Ireland)	13	1,523
CA, Inc.†	2,598	82,538
CSRA, Inc.†(b)	869	27,669
eBay, Inc.†*	7,026	208,602
International Business Machines Corp.†	1,089	180,763
Symantec Corp.†	1,028	24,559
Teradata Corp.(a)(b)*	815	22,144
Western Union Co. (The)(b)	3,052	66,289

		614,087

Technology Hardware & Equipment — 9.9%
Amphenol Corp., Class A†	871	58,531
Apple, Inc.†	1,056	122,306
Cisco Systems, Inc.†	10,933	330,395
Corning, Inc.†	1,933	46,914
F5 Networks, Inc.†(a)*	214	30,970
FLIR Systems, Inc.(a)	660	23,885
Harris Corp.†	749	76,750
Hewlett Packard Enterprise Co.†	10,467	242,206

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.†	10,734	$159,293
Juniper Networks, Inc.†	2,392	67,598
Motorola Solutions, Inc.(b)	75	6,217
Seagate Technology PLC (Ireland)(b)	827	31,567
TE Connectivity Ltd. (Switzerland)	1,331	92,212

		1,288,844

Telecommunication Services — 3.0%
AT&T, Inc.†	1,347	57,288
CenturyLink, Inc.(a)(b)	2,472	58,784
Verizon Communications, Inc.†	5,033	268,662

		384,734

Transportation — 5.3%
Alaska Air Group, Inc.(a)	676	59,981
Delta Air Lines, Inc.†	4,632	227,848
Expeditors International of Washington, Inc.†	1,027	54,390
Southwest Airlines Co.†	3,382	168,559
United Continental Holdings, Inc.†*	1,999	145,687
United Parcel Service, Inc., Class B	210	24,074

		680,539

Utilities — 0.6%
Entergy Corp.	827	60,760
NRG Energy, Inc.(a)	1,821	22,325

		83,085

TOTAL COMMON STOCKS (Cost $16,447,984)		18,506,887

TOTAL LONG POSITIONS - 142.7%		18,506,887

(Cost $16,447,984)**

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (82.7)%
COMMON STOCKS — (82.7)%
Automobiles & Components — (0.8)%
Johnson Controls International PLC (Ireland)	(2,628)	$(108,247)

Banks — (2.3)%
Bank of America Corp.	(2,834)	(62,631)
Citigroup, Inc.	(2,263)	(134,490)
Comerica, Inc.	(62)	(4,223)
Fifth Third Bancorp	(2,123)	(57,257)
PNC Financial Services Group, Inc. (The)	(262)	(30,644)
Regions Financial Corp.	(328)	(4,710)

		(293,955)

Capital Goods — (3.2)%
Deere & Co.	(635)	(65,430)
Dover Corp.	(161)	(12,064)
Fastenal Co.	(811)	(38,101)
Fluor Corp.	(374)	(19,643)
General Dynamics Corp.	(856)	(147,797)
PACCAR, Inc.	(706)	(45,113)
Rockwell Automation, Inc.	(336)	(45,158)
TransDigm Group, Inc.	(70)	(17,427)
Xylem, Inc.	(550)	(27,236)

		(417,969)

Commercial & Professional Services — (0.6)%
Cintas Corp.	(294)	(33,975)
Equifax, Inc.	(18)	(2,128)
Nielsen Holdings PLC (United Kingdom)	(114)	(4,782)
Stericycle, Inc.*	(5)	(385)
Verisk Analytics, Inc.*	(441)	(35,796)

		(77,066)

Consumer Durables & Apparel — (2.7)%
Coach, Inc.	(648)	(22,693)
Hasbro, Inc.	(350)	(27,227)
Mattel, Inc.	(1,046)	(28,817)
Newell Brands, Inc.	(1,468)	(65,546)
NIKE, Inc., Class B	(1,945)	(98,864)
Under Armour, Inc., Class A*	(1,499)	(43,546)
VF Corp.	(1,275)	(68,021)

		(354,714)

Consumer Services — (1.3)%
Chipotle Mexican Grill, Inc.*	(106)	(39,996)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Royal Caribbean Cruises Ltd. (Liberia)	(698)	$(57,264)
Starbucks Corp.	(669)	(37,143)
Wynn Resorts Ltd.	(371)	(32,095)

		(166,498)

Diversified Financials — (2.2)%
American Express Co.	(980)	(72,598)
Ameriprise Financial, Inc.	(365)	(40,493)
Bank of New York Mellon Corp. (The) .	(89)	(4,217)
Berkshire Hathaway Inc., Class B*	(223)	(36,345)
E*TRADE Financial Corp.*	(86)	(2,980)
Franklin Resources, Inc.	(1,602)	(63,407)
Navient Corp.	(975)	(16,019)
State Street Corp.	(491)	(38,161)
T Rowe Price Group, Inc.	(72)	(5,419)

		(279,639)

Energy — (11.9)%
Apache Corp.	(1,064)	(67,532)
Baker Hughes, Inc.	(1,184)	(76,925)
Cabot Oil & Gas Corp.	(1,617)	(37,773)
Chesapeake Energy Corp.*	(2,376)	(16,680)
Chevron Corp.	(271)	(31,897)
Cimarex Energy Co.	(346)	(47,021)
Concho Resources, Inc.*	(450)	(59,670)
ConocoPhillips	(3,582)	(179,602)
Devon Energy Corp.	(1,582)	(72,250)
EOG Resources, Inc.	(1,188)	(120,107)
EQT Corp.	(630)	(41,202)
Exxon Mobil Corp.	(1,034)	(93,329)
FMC Technologies, Inc.*	(629)	(22,348)
Halliburton Co.	(1,128)	(61,014)
Helmerich & Payne, Inc.	(291)	(22,523)
Hess Corp.	(1,154)	(71,883)
Marathon Oil Corp.	(2,285)	(39,553)
National Oilwell Varco, Inc.	(1,056)	(39,537)
Newfield Exploration Co.*	(725)	(29,362)
Occidental Petroleum Corp.	(871)	(62,041)
Pioneer Natural Resources Co.	(21)	(3,781)
Schlumberger Ltd. (Curacao)	(2,375)	(199,381)
Spectra Energy Corp.	(2,500)	(102,725)
Tesoro Corp.	(322)	(28,159)
Transocean Ltd. (Switzerland)*	(1,026)	(15,123)

		(1,541,418)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (2.5)%
Costco Wholesale Corp.	(987)	$(158,029)
Kroger Co. (The)	(2,499)	(86,241)
Sysco Corp.	(876)	(48,504)
Whole Foods Market, Inc.	(894)	(27,499)

		(320,273)

Food, Beverage & Tobacco — (5.0)%
Archer-Daniels-Midland Co.	(1,803)	(82,307)
Brown-Forman Corp., Class B	(1,110)	(49,861)
Campbell Soup Co.	(544)	(32,896)
JM Smucker Co. (The)	(313)	(40,083)
Kellogg Co.	(17)	(1,253)
Kraft Heinz Co. (The)	(985)	(86,010)
McCormick & Co., Inc., non-voting shares	(389)	(36,305)
Mead Johnson Nutrition Co.	(520)	(36,795)
Molson Coors Brewing Co., Class B	(399)	(38,827)
Mondelez International, Inc., Class A .	(3,886)	(172,266)
Monster Beverage Corp.*	(1,540)	(68,284)

		(644,887)

Health Care Equipment & Services — (3.6)%
Becton Dickinson and Co.	(198)	(32,779)
Boston Scientific Corp.*	(600)	(12,978)
Cerner Corp.*	(1,283)	(60,776)
DENTSPLY SIRONA, Inc.	(732)	(42,258)
Edwards Lifesciences Corp.*	(529)	(49,567)
Envision Healthcare Corp.*	(146)	(9,240)
Hologic, Inc.*	(780)	(31,294)
Intuitive Surgical, Inc.*	(2)	(1,268)
Medtronic PLC (Ireland)	(1,327)	(94,522)
Patterson Cos., Inc.	(257)	(10,545)
St Jude Medical, Inc.	(18)	(1,443)
Stryker Corp.	(542)	(64,937)
Zimmer Biomet Holdings, Inc.	(523)	(53,974)

		(465,581)

Household & Personal Products — (1.5)%
Colgate-Palmolive Co.	(238)	(15,575)
Coty, Inc., Class A	(944)	(17,285)
Estee Lauder Cos., Inc. (The), Class A	(1,060)	(81,079)
Procter & Gamble Co. (The)	(935)	(78,615)

		(192,554)

Insurance — (2.5)%
Assurant, Inc.	(193)	(17,922)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Hartford Financial Services Group, Inc. (The)	(310)	$(14,772)
Lincoln National Corp.	(642)	(42,545)
Loews Corp.	(150)	(7,024)
MetLife, Inc.	(1,886)	(101,637)
Principal Financial Group, Inc.	(809)	(46,809)
Travelers Cos, Inc. (The)	(1)	(122)
Unum Group	(449)	(19,725)
Willis Towers Watson PLC (Ireland)	(385)	(47,078)
XL Group Ltd. (Bermuda)	(723)	(26,939)

		(324,573)

Materials — (5.1)%
Air Products & Chemicals, Inc.	(440)	(63,281)
Albemarle Corp.	(316)	(27,201)
Ball Corp.	(491)	(36,859)
CF Industries Holdings, Inc.	(849)	(26,727)
Dow Chemical Co. (The)	(3,149)	(180,186)
Ecolab, Inc.	(880)	(103,154)
Lyondellbasell Industries NV, Class A (Netherlands)	(44)	(3,774)
Mosaic Co. (The)	(984)	(28,861)
Nucor Corp.	(898)	(53,449)
Praxair, Inc.	(774)	(90,705)
Vulcan Materials Co.	(422)	(52,813)

		(667,010)

Media — (1.7)%
Charter Communications, Inc., Class A*	(760)	(218,819)

Pharmaceuticals, Biotechnology & Life Sciences — (5.4)%
Alexion Pharmaceuticals, Inc.*	(817)	(99,960)
Endo International PLC (Ireland)*	(625)	(10,294)
Illumina, Inc.*	(535)	(68,501)
Mallinckrodt PLC (Ireland)*	(34)	(1,694)
Mettler-Toledo International, Inc.*	(74)	(30,973)
Mylan NV (Netherlands)*	(1,548)	(59,056)
PerkinElmer, Inc.	(337)	(17,575)
Perrigo Co. PLC (Ireland)	(415)	(34,540)
Regeneron Pharmaceuticals, Inc.*	(346)	(127,013)
Thermo Fisher Scientific, Inc.	(682)	(96,230)
Vertex Pharmaceuticals, Inc.*	(929)	(68,439)
Zoetis, Inc.	(1,521)	(81,419)

		(695,694)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (5.2)%
American Tower Corp., REIT	(1,195)	$(126,288)
Apartment Investment & Management Co., Class A, REIT	(114)	(5,181)
Boston Properties, Inc., REIT	(319)	(40,124)
Crown Castle International Corp., REIT	(1,230)	(106,727)
Equinix, Inc., REIT	(242)	(86,493)
Equity Residential, REIT	(985)	(63,395)
General Growth Properties, Inc., REIT	(1,466)	(36,621)
HCP, Inc., REIT	(1,225)	(36,407)
Host Hotels & Resorts, Inc., REIT	(2,074)	(39,074)
Iron Mountain, Inc., REIT	(753)	(24,457)
Kimco Realty Corp., REIT	(1,151)	(28,959)
Macerich Co. (The), REIT	(453)	(32,091)
SL Green Realty Corp., REIT	(282)	(30,329)
Vornado Realty Trust, REIT	(123)	(12,838)

		(668,984)

Retailing — (6.5)%
Advance Auto Parts, Inc.	(198)	(33,486)
Amazon.com, Inc.*	(286)	(214,463)
CarMax, Inc.*	(536)	(34,513)
Dollar Tree, Inc.*	(635)	(49,009)
Expedia, Inc.	(564)	(63,890)
L Brands, Inc.	(803)	(52,870)
LKQ Corp.*	(945)	(28,964)
Macy’s, Inc.	(832)	(29,794)
Netflix, Inc.*	(1,563)	(193,499)
Signet Jewelers, Ltd. (Bermuda)	(187)	(17,627)
Tiffany & Co.	(324)	(25,087)
Tractor Supply Co.	(354)	(26,837)
TripAdvisor, Inc.*	(530)	(24,576)
Ulta Salon Cosmetics & Fragrance, Inc.*	(178)	(45,379)

		(839,994)

Semiconductors & Semiconductor Equipment — (1.0)%
First Solar, Inc.*	(313)	(10,044)
Microchip Technology, Inc.	(623)	(39,965)
Micron Technology, Inc.*	(3,788)	(83,033)

		(133,042)

Software & Services — (10.0)%
Activision Blizzard, Inc.	(1,803)	(65,106)
Adobe Systems, Inc.*	(1,243)	(127,967)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alliance Data Systems Corp.	(162)	$(37,017)
Alphabet, Inc., Class A*	(58)	(45,962)
Autodesk, Inc.*	(811)	(60,022)
Automatic Data Processing, Inc.	(490)	(50,362)
Citrix Systems, Inc.*	(407)	(36,349)
Electronic Arts, Inc.*	(271)	(21,344)
Facebook, Inc., Class A*	(995)	(114,475)
Fiserv, Inc.*	(78)	(8,290)
Global Payments, Inc.	(474)	(32,900)
Intuit, Inc.	(689)	(78,966)
Microsoft Corp.	(3,800)	(236,132)
Oracle Corp.	(99)	(3,807)
Paychex, Inc.	(64)	(3,896)
PayPal Holdings, Inc.*	(3,247)	(128,159)
Red Hat, Inc.*	(649)	(45,235)
salesforce.com, Inc.*	(2,222)	(152,118)
Total System Services, Inc.	(530)	(25,986)
Xerox Corp.	(3,105)	(27,107)

		(1,301,200)

Technology Hardware & Equipment — (0.7)%
NetApp, Inc.	(802)	(28,287)
Western Digital Corp.	(867)	(58,913)

		(87,200)

Telecommunication Services — (0.5)%
Frontier Communications Corp.	(3,605)	(12,185)
Level 3 Communications, Inc.*	(1,010)	(56,924)

		(69,109)

Transportation — (3.7)%
CSX Corp.	(2,631)	(94,532)
FedEx Corp.	(746)	(138,905)
JB Hunt Transport Services, Inc.	(302)	(29,315)
Kansas City Southern	(392)	(33,261)
Norfolk Southern Corp.	(493)	(53,279)
Ryder System, Inc.	(189)	(14,069)
Union Pacific Corp.	(1,191)	(123,483)

		(486,844)

Utilities — (2.8)%
Alliant Energy Corp.	(101)	(3,827)
American Electric Power Co., Inc.	(506)	(31,858)
Dominion Resources, Inc.	(813)	(62,268)
Edison International	(42)	(3,024)
FirstEnergy Corp.	(133)	(4,119)
NextEra Energy, Inc.	(639)	(76,335)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	(843)	$(18,664)
PG&E Corp.	(112)	(6,806)
Public Service Enterprise Group, Inc.	(1,418)	(62,222)
SCANA Corp.	(401)	(29,385)
Sempra Energy	(706)	(71,052)

		(369,560)

TOTAL COMMON STOCK (Proceeds $10,894,864)		(10,724,830)

TOTAL SECURITES SOLD SHORT — (82.7)%		(10,724,830)

(Proceeds $10,894,864)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%		5,189,453

NET ASSETS - 100.0%		$12,971,510

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $2,243,533.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,216,257***

Gross unrealized appreciation	$110,028
Gross unrealized depreciation	(39,916)

Net unrealized appreciation	$70,112

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 110.2%
COMMON STOCKS — 110.2%
Automobiles & Components — 2.7%
BorgWarner, Inc.†	122	$4,812
Delphi Automotive PLC (Jersey)†*	156	10,507
General Motors Co.†	887	30,903
Goodyear Tire & Rubber Co. (The)	150	4,631
Harley-Davidson, Inc.†(a)	101	5,892

		56,745

Capital Goods — 12.5%
3M Co.	54	9,643
Allegion PLC (Ireland)*	55	3,520
AMETEK, Inc.†	129	6,269
Arconic, Inc.	280	5,191
Boeing Co. (The)†	314	48,883
Caterpillar, Inc.†(a)	258	23,927
Cummins, Inc.†	96	13,120
Eaton Corp. PLC (Ireland)*	41	2,751
Emerson Electric Co.†	368	20,516
Fortive Corp.	2	107
Fortune Brands Home & Security, Inc.	89	4,758
Honeywell International, Inc.†	180	20,853
Ingersoll-Rand PLC (Ireland)†*	148	11,106
Jacobs Engineering Group, Inc.†*	70	3,990
Lockheed Martin Corp.†	73	18,246
Masco Corp.	186	5,881
Parker-Hannifin Corp.†	77	10,780
Pentair PLC (Ireland)*	98	5,495
Raytheon Co.	25	3,550
Rockwell Collins, Inc.(a)	75	6,957
Snap-on, Inc.†	34	5,823
Stanley Black & Decker, Inc.	38	4,358
United Technologies Corp.†	146	16,004
WW Grainger, Inc.(a)	34	7,896

		259,624

Commercial & Professional Services — 1.1%
Pitney Bowes, Inc.†	107	1,625
Robert Half International, Inc.†	74	3,610
Waste Management, Inc.†	247	17,515

		22,750

Consumer Durables & Apparel — 1.8%
Garmin Ltd. (Switzerland)(a)*	108	5,237
Hanesbrands, Inc.(a)	216	4,659
Harman International Industries, Inc.†	41	4,558
Leggett & Platt, Inc.†(a)	77	3,764

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mohawk Industries, Inc.*	43	$8,586
PVH Corp.†	46	4,151
Ralph Lauren Corp.	46	4,155
Whirlpool Corp.†	17	3,090

		38,200

Consumer Services — 1.8%
Carnival Corp. (Panama)	288	14,993
McDonald’s Corp.†	42	5,112
Wyndham Worldwide Corp.†	62	4,735
Yum! Brands, Inc.†	215	13,616

		38,456

Diversified Financials — 1.6%
Moody’s Corp.†	110	10,370
Nasdaq, Inc.†	94	6,309
S&P Global, Inc.†	145	15,593

		32,272

Energy — 3.0%
Anadarko Petroleum Corp.†	105	7,322
Kinder Morgan, Inc.	1,276	26,426
Murphy Oil Corp.†	99	3,082
Phillips 66	45	3,888
Southwestern Energy Co.(a)*	325	3,516
Valero Energy Corp.†	259	17,695

		61,929

Food & Staples Retailing — 6.3%
CVS Health Corp.†	608	47,977
Walgreens Boots Alliance, Inc.†	563	46,594
Wal-Mart Stores, Inc.†	522	36,081

		130,652

Food, Beverage & Tobacco — 7.8%
Altria Group, Inc.†	643	43,480
Coca-Cola Co. (The)	617	25,581
ConAgra Foods, Inc.†	251	9,927
Dr Pepper Snapple Group, Inc.†	106	9,611
General Mills, Inc.	51	3,150
Hormel Foods Corp.	301	10,478
PepsiCo, Inc.†	73	7,638
Philip Morris International, Inc.†	352	32,204
Reynolds American, Inc.†	115	6,445
Tyson Foods, Inc., Class A	206	12,706

		161,220

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 11.9%
Abbott Laboratories	390	$14,980
Aetna, Inc.†	201	24,926
Anthem, Inc.†	151	21,709
Baxter International, Inc.†	311	13,790
Centene Corp.†*	98	5,538
Cigna Corp.†	147	19,608
Cooper Cos., Inc. (The)	1	175
Danaher Corp.†	326	25,376
DaVita, Inc.*	115	7,383
Express Scripts Holding Co.†*	360	24,764
Henry Schein, Inc.*	46	6,979
Humana, Inc.†	86	17,547
Laboratory Corp. of America Holdings*	61	7,831
McKesson Corp.†	130	18,258
Quest Diagnostics, Inc.†	80	7,352
UnitedHealth Group, Inc.†	126	20,165
Universal Health Services, Inc., Class B†	55	5,851
Varian Medical Systems, Inc.*	54	4,848

		247,080

Household & Personal Products — 1.4%
Church & Dwight Co., Inc.†	145	6,408
Kimberly-Clark Corp.†	205	23,395

		29,803

Insurance — 1.3%
Aon PLC (United Kingdom)*	61	6,803
Marsh & McLennan Cos., Inc.†	297	20,074

		26,877

Materials — 6.4%
Avery Dennison Corp.†	51	3,581
Eastman Chemical Co.	84	6,318
FMC Corp.	77	4,355
Freeport-McMoRan, Inc.†*	776	10,235
International Paper Co.	234	12,416
LyondellBasell Industries NV, Class A (Netherlands)†*	215	18,443
Monsanto Co.†	250	26,302
Newmont Mining Corp.†	303	10,323
PPG Industries, Inc.†	151	14,309
Sealed Air Corp.	111	5,033
Sherwin-Williams Co. (The)	54	14,512

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
WestRock Co.†	143	$7,260

		133,087

Media — 6.0%
CBS Corp., Class B, non-voting shares†	102	6,489
Comcast Corp., Class A†	69	4,764
Discovery Communications, Inc., Class A†(a)*	339	9,292
Interpublic Group of Cos., Inc. (The)	226	5,291
News Corp., Class A†	332	3,805
Omnicom Group, Inc.†(a)	135	11,490
Scripps Networks Interactive, Inc., Class A†(a)	74	5,281
TEGNA, Inc.†	123	2,631
Time Warner, Inc.†	217	20,947
Twenty-First Century Fox, Inc., Class A†	1,058	29,666
Viacom, Inc., Class B	227	7,968
Walt Disney Co. (The)†	153	15,946

		123,570

Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
AbbVie, Inc.†	777	48,656
Allergan PLC (Ireland)*	23	4,830
Amgen, Inc.†	191	27,926
Biogen, Inc.†*	124	35,164
Gilead Sciences, Inc.†	641	45,902
Johnson & Johnson†	409	47,121
Pfizer, Inc.	316	10,264

		219,863

Real Estate — 0.1%
Digital Realty Trust, Inc., REIT	1	98
Extra Space Storage, Inc., REIT	20	1,545

		1,643

Retailing — 10.0%
AutoZone, Inc.†*	17	13,426
Bed Bath & Beyond, Inc.†	87	3,536
Best Buy Co., Inc.†(a)	182	7,766
Dollar General Corp.†	161	11,925
Gap, Inc. (The)†	228	5,116
Genuine Parts Co.†	85	8,121
Home Depot, Inc. (The)†	320	42,906
Kohl’s Corp.†(a)	102	5,037
Lowe’s Cos., Inc.†	322	22,901

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Nordstrom, Inc.	97	$4,649
Priceline Group, Inc. (The)*	18	26,389
Staples, Inc.	371	3,358
Target Corp.†	329	23,764
TJX Cos., Inc. (The)†	364	27,347
Urban Outfitters, Inc.†(a)*	67	1,908

		208,149

Semiconductors & Semiconductor Equipment — 6.8%
Analog Devices, Inc.(a)	129	9,368
Applied Materials, Inc.†	617	19,911
Intel Corp.†	360	13,057
KLA-Tencor Corp.†	90	7,081
Lam Research Corp.†(a)	105	11,102
QUALCOMM, Inc.†	705	45,966
Skyworks Solutions, Inc.(a)	62	4,629
Texas Instruments, Inc.†	287	20,942
Xilinx, Inc.†	145	8,754

		140,810

Software & Services — 3.0%
Accenture PLC, Class A (Ireland)†*	66	7,731
CA, Inc.†	237	7,529
CSRA, Inc.†	94	2,993
eBay, Inc.†*	474	14,073
International Business Machines Corp.†	106	17,595
Teradata Corp.†(a)*	75	2,038
VeriSign, Inc.†(a)*	63	4,792
Western Union Co. (The)†(a)	278	6,038

		62,789

Technology Hardware & Equipment — 6.0%
Apple, Inc.	109	12,624
Cisco Systems, Inc.†	1,560	47,143
F5 Networks, Inc.†*	36	5,210
FLIR Systems, Inc.†	78	2,823
Harris Corp.†	71	7,275
HP, Inc.†	976	14,484
Juniper Networks, Inc.†	218	6,161
Motorola Solutions, Inc.	89	7,377
Seagate Technology PLC (Ireland)(a)*	169	6,451
TE Connectivity Ltd. (Switzerland)†*	206	14,272

		123,820

Telecommunication Services — 3.5%
AT&T, Inc.†	428	18,203

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
CenturyLink, Inc.†(a)	312	$7,419
Verizon Communications, Inc.†	865	46,174

		71,796

Transportation — 4.1%
Alaska Air Group, Inc.†	71	6,300
American Airlines Group, Inc.†(a)	146	6,817
CH Robinson Worldwide, Inc.†(a)	26	1,905
Delta Air Lines, Inc.†	421	20,709
Expeditors International of Washington, Inc.†(a)	103	5,455
Southwest Airlines Co.†	352	17,544
United Continental Holdings, Inc.†*	182	13,264
United Parcel Service, Inc., Class B†	118	13,527

		85,521

Utilities — 0.5%
Entergy Corp.	102	7,494
NRG Energy, Inc.†	181	2,219

		9,713

TOTAL COMMON STOCKS (Cost $2,216,257)		2,286,369

TOTAL LONG POSITIONS - 110.2%		2,286,369

(Cost $2,216,257)**

SHORT POSITIONS — (50.1)%
COMMON STOCKS — (50.1)%
Banks — (1.3)%
Bank of America Corp.	(250)	(5,525)
Citigroup, Inc.	(205)	(12,183)
Comerica, Inc.	(2)	(136)
Fifth Third Bancorp	(197)	(5,313)
PNC Financial Services Group, Inc. (The)	(22)	(2,573)
Regions Financial Corp.	(11)	(158)

		(25,888)

Capital Goods — (2.9)%
Alliant Energy Corp.	(7)	(265)
Deere & Co.	(55)	(5,667)
Dover Corp.	(10)	(749)
Fastenal Co.	(76)	(3,570)
Flowserve Corp.	(34)	(1,634)
Fluor Corp.	(36)	(1,891)
General Dynamics Corp.	(80)	(13,813)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Johnson Controls International PLC (Ireland)*	(243)	$(10,009)
L-3 Communications Holdings, Inc.*	(21)	(3,194)
PACCAR, Inc.	(61)	(3,898)
Quanta Services, Inc.*	(39)	(1,359)
Rockwell Automation, Inc.	(31)	(4,166)
Textron, Inc.	(70)	(3,399)
TransDigm Group, Inc.	(7)	(1,743)
United Rentals, Inc.*	(23)	(2,428)
Xylem, Inc.	(47)	(2,327)

		(60,112)

Commercial & Professional Services — (0.4)%
Cintas Corp.	(28)	(3,236)
Dun & Bradstreet Corp. (The)	(10)	(1,213)
Equifax, Inc.	(4)	(473)
Stericycle, Inc.*	(1)	(77)
Verisk Analytics, Inc.*	(43)	(3,490)

		(8,489)

Consumer Durables & Apparel — (1.6)%
Coach, Inc.	(46)	(1,611)
Hasbro, Inc.	(32)	(2,489)
Mattel, Inc.	(88)	(2,424)
Michael Kors Holdings Ltd. (British Virgin Islands)*	(44)	(1,891)
Newell Brands, Inc.	(125)	(5,581)
NIKE, Inc., Class B	(195)	(9,912)
Under Armour, Inc., Class A*	(113)	(3,283)
VF Corp.	(107)	(5,708)

		(32,899)

Consumer Services — (1.0)%
Chipotle Mexican Grill, Inc.*	(7)	(2,641)
Darden Restaurants, Inc.	(10)	(727)
Marriott International, Inc., Class A	(101)	(8,351)
Royal Caribbean Cruises Ltd. (Liberia)*	(55)	(4,512)
Starbucks Corp.	(56)	(3,109)
Wynn Resorts Ltd.	(26)	(2,249)

		(21,589)

Diversified Financials — (1.9)%
Affiliated Managers Group, Inc.*	(15)	(2,180)
American Express Co.	(89)	(6,593)
Ameriprise Financial, Inc.	(31)	(3,439)
Bank of New York Mellon Corp. (The)	(4)	(190)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Berkshire Hathaway Inc., Class B*	(20)	$(3,260)
BlackRock, Inc.	(24)	(9,133)
E*TRADE Financial Corp.*	(3)	(104)
Franklin Resources, Inc.	(149)	(5,897)
Invesco, Ltd. (Bermuda)*	(107)	(3,246)
Navient Corp.	(80)	(1,314)
State Street Corp.	(41)	(3,187)
T Rowe Price Group, Inc.	(4)	(301)

		(38,844)

Energy — (6.8)%
Apache Corp.	(99)	(6,284)
Baker Hughes, Inc.	(110)	(7,147)
Cabot Oil & Gas Corp.	(120)	(2,803)
Chesapeake Energy Corp.*	(202)	(1,418)
Chevron Corp.	(29)	(3,413)
Cimarex Energy Co.	(24)	(3,262)
Concho Resources, Inc.*	(36)	(4,774)
ConocoPhillips	(323)	(16,195)
Devon Energy Corp.	(136)	(6,211)
EOG Resources, Inc.	(118)	(11,930)
EQT Corp.	(44)	(2,878)
Exxon Mobil Corp.	(105)	(9,477)
FMC Technologies, Inc.*	(59)	(2,096)
Halliburton Co.	(113)	(6,112)
Helmerich & Payne, Inc.	(29)	(2,245)
Hess Corp.	(82)	(5,108)
Marathon Oil Corp.	(219)	(3,791)
National Oilwell Varco, Inc.	(97)	(3,632)
Newfield Exploration Co.*	(51)	(2,066)
Occidental Petroleum Corp.	(90)	(6,411)
Pioneer Natural Resources Co.	(7)	(1,261)
Range Resources Corp.	(64)	(2,199)
Schlumberger Ltd. (Curacao)	(233)	(19,560)
Spectra Energy Corp.	(182)	(7,478)
Tesoro Corp.	(30)	(2,624)
Transocean Ltd. (Switzerland)*	(95)	(1,400)

		(141,775)

Food & Staples Retailing — (1.5)%
Costco Wholesale Corp.	(94)	(15,050)
Kroger Co. (The)	(244)	(8,420)
Sysco Corp.	(92)	(5,094)
Whole Foods Market, Inc.	(83)	(2,553)

		(31,117)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (3.1)%
Archer-Daniels-Midland Co.	(152)	$(6,939)
Brown-Forman Corp., Class B	(103)	(4,627)
Campbell Soup Co.	(47)	(2,842)
Hershey Co. (The)	(56)	(5,792)
JM Smucker Co. (The)	(30)	(3,842)
Kellogg Co.	(2)	(147)
Kraft Heinz Co. (The)	(91)	(7,946)
McCormick & Co., Inc., non-voting shares	(33)	(3,080)
Mead Johnson Nutrition Co.	(47)	(3,326)
Molson Coors Brewing Co., Class B	(29)	(2,822)
Mondelez International, Inc., Class A	(364)	(16,136)
Monster Beverage Corp.*	(149)	(6,607)

		(64,106)

Health Care Equipment & Services — (2.1)%
Becton Dickinson and Co.	(14)	(2,318)
Boston Scientific Corp.*	(55)	(1,190)
Cerner Corp.*	(92)	(4,358)
DENTSPLY SIRONA, Inc.	(61)	(3,522)
Edwards Lifesciences Corp.*	(54)	(5,060)
Envision Healthcare Corp.*	(14)	(886)
Hologic, Inc.*	(73)	(2,929)
Intuitive Surgical, Inc.*	(2)	(1,268)
Medtronic PLC (Ireland)*	(123)	(8,761)
Patterson Cos., Inc.	(24)	(985)
St Jude Medical, Inc.	(1)	(80)
Stryker Corp.	(54)	(6,470)
Zimmer Biomet Holdings, Inc.	(51)	(5,263)

		(43,090)

Household & Personal Products — (0.8)%
Colgate-Palmolive Co.	(13)	(851)
Coty, Inc., Class A	(88)	(1,611)
Estee Lauder Cos., Inc. (The), Class A	(97)	(7,420)
Procter & Gamble Co. (The)	(87)	(7,315)

		(17,197)

Insurance — (1.4)%
Assurant, Inc.	(16)	(1,486)
Hartford Financial Services Group, Inc. (The)	(24)	(1,144)
Lincoln National Corp.	(60)	(3,976)
MetLife, Inc.	(169)	(9,107)
Principal Financial Group, Inc.	(75)	(4,340)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Unum Group	(39)	$(1,713)
Willis Towers Watson PLC (Ireland)*	(36)	(4,402)
XL Group Ltd. (Bermuda)*	(69)	(2,571)

		(28,739)

Materials — (3.0)%
Albemarle Corp.	(30)	(2,582)
Ball Corp.	(45)	(3,378)
CF Industries Holdings, Inc.	(60)	(1,889)
Dow Chemical Co. (The)	(291)	(16,651)
Ecolab, Inc.	(56)	(6,564)
EI du Pont de Nemours & Co.	(225)	(16,515)
Martin Marietta Materials, Inc.	(16)	(3,545)
Mosaic Co. (The)	(91)	(2,669)
Nucor Corp.	(84)	(5,000)
Vulcan Materials Co.	(35)	(4,380)

		(63,173)

Media — (1.0)%
Charter Communications, Inc., Class A*	(70)	(20,154)

Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
Alexion Pharmaceuticals, Inc.*	(58)	(7,096)
Endo International PLC (Ireland)*	(58)	(955)
Illumina, Inc.*	(38)	(4,866)
Mallinckrodt PLC (Ireland)*	(1)	(50)
Mettler-Toledo International, Inc.*	(7)	(2,930)
Mylan NV (Netherlands)*	(138)	(5,265)
PerkinElmer, Inc.	(29)	(1,512)
Perrigo Co. PLC (Ireland)*	(37)	(3,080)
Regeneron Pharmaceuticals, Inc.*	(31)	(11,380)
Thermo Fisher Scientific, Inc.	(65)	(9,172)
Vertex Pharmaceuticals, Inc.*	(66)	(4,862)
Zoetis, Inc.	(129)	(6,905)

		(58,073)

Real Estate — (2.8)%
American Tower Corp., REIT	(110)	(11,625)
Apartment Investment & Management Co., Class A, REIT	(9)	(409)
Boston Properties, Inc., REIT	(30)	(3,773)
Crown Castle International Corp., REIT	(87)	(7,549)
Equinix, Inc., REIT	(18)	(6,433)
Equity Residential, REIT	(95)	(6,114)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
General Growth Properties, Inc., REIT	(135)	$(3,372)
HCP, Inc., REIT	(120)	(3,566)
Host Hotels & Resorts, Inc., REIT	(192)	(3,617)
Iron Mountain, Inc., REIT	(68)	(2,209)
Kimco Realty Corp., REIT	(111)	(2,793)
Macerich Co. (The), REIT	(38)	(2,692)
SL Green Realty Corp., REIT	(27)	(2,904)
Vornado Realty Trust, REIT	(11)	(1,148)

		(58,204)

Retailing — (3.5)%
Advance Auto Parts, Inc.	(20)	(3,382)
Amazon.com, Inc.*	(27)	(20,247)
CarMax, Inc.*	(50)	(3,220)
Dollar Tree, Inc.*	(61)	(4,708)
Expedia, Inc.	(41)	(4,645)
L Brands, Inc.	(75)	(4,938)
LKQ Corp.*	(79)	(2,421)
Macy’s, Inc.	(80)	(2,865)
Netflix, Inc.*	(111)	(13,742)
Signet Jewelers, Ltd. (Bermuda)*	(18)	(1,697)
Tiffany & Co.	(29)	(2,245)
Tractor Supply Co.	(35)	(2,653)
TripAdvisor, Inc.*	(38)	(1,762)
Ulta Salon Cosmetics & Fragrance, Inc.*	(16)	(4,079)

		(72,604)

Semiconductors & Semiconductor Equipment — (1.4)%
First Solar, Inc.*	(27)	(866)
Microchip Technology, Inc.	(56)	(3,592)
Micron Technology, Inc.*	(270)	(5,918)
NVIDIA Corp.	(165)	(17,612)
Qorvo, Inc.*	(33)	(1,740)

		(29,728)

Software & Services — (5.9)%
Activision Blizzard, Inc.	(177)	(6,392)
Adobe Systems, Inc.*	(117)	(12,045)
Alliance Data Systems Corp.	(15)	(3,428)
Alphabet, Inc., Class A*	(6)	(4,755)
Autodesk, Inc.*	(57)	(4,219)
Automatic Data Processing, Inc.	(48)	(4,933)
Citrix Systems, Inc.*	(40)	(3,572)
Electronic Arts, Inc.*	(30)	(2,363)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Facebook, Inc., Class A*	(98)	$(11,275)
Fiserv, Inc.*	(6)	(638)
Global Payments, Inc.	(39)	(2,707)
Intuit, Inc.	(66)	(7,564)
Microsoft Corp.	(352)	(21,873)
Oracle Corp.	(1)	(38)
PayPal Holdings, Inc.*	(314)	(12,394)
Red Hat, Inc.*	(47)	(3,276)
salesforce.com, Inc.*	(180)	(12,323)
Symantec Corp.	(162)	(3,870)
Total System Services, Inc.	(47)	(2,304)
Xerox Corp.	(264)	(2,305)

		(122,274)

Technology Hardware & Equipment — (0.8)%
Amphenol Corp., Class A	(9)	(605)
Corning, Inc.	(75)	(1,820)
Hewlett Packard Enterprise Co.	(291)	(6,734)
NetApp, Inc.	(73)	(2,575)
Western Digital Corp.	(74)	(5,028)

		(16,762)

Telecommunication Services — (0.3)%
Frontier Communications Corp.	(304)	(1,028)
Level 3 Communications, Inc.*	(94)	(5,298)

		(6,326)

Transportation — (2.1)%
CSX Corp.	(244)	(8,767)
FedEx Corp.	(69)	(12,848)
JB Hunt Transport Services, Inc.	(30)	(2,912)
Kansas City Southern	(28)	(2,376)
Norfolk Southern Corp.	(43)	(4,647)
Ryder System, Inc.	(14)	(1,042)
Union Pacific Corp.	(110)	(11,405)

		(43,997)

Utilities — (1.7)%
American Electric Power Co., Inc.	(54)	(3,400)
Dominion Resources, Inc.	(77)	(5,897)
Edison International	(3)	(216)
FirstEnergy Corp.	(9)	(279)
NextEra Energy, Inc.	(60)	(7,168)
NiSource, Inc.	(82)	(1,815)
PG&E Corp.	(10)	(608)
Public Service Enterprise Group, Inc.	(131)	(5,748)
SCANA Corp.	(37)	(2,711)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

Number of Shares		Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	(64)	$(6,441)

		(34,283)

TOTAL COMMON STOCK (Proceeds $1,017,832)		(1,039,423)

TOTAL SECURITES SOLD SHORT - (50.1)%		(1,039,423)

(Proceeds $1,017,832)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		827,530

NET ASSETS - 100.0%		$2,074,476

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $54,551.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,216,257	***

Gross unrealized appreciation	$110,028
Gross unrealized depreciation	(39,916)

Net unrealized appreciation	$70,112

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 172.9%
COMMON STOCKS — 172.9%
Automobiles & Components — 4.0%
American Axle & Manufacturing Holdings, Inc.†*	97,409	$1,879,994
BorgWarner, Inc.(a)	106,297	4,192,354
Cooper Tire & Rubber Co.	23,831	925,834
Cooper-Standard Holdings, Inc.†*	18,518	1,914,391
Delphi Automotive PLC (Jersey)†(a)	116,062	7,816,776
Drew Industries, Inc.†(a)	17,682	1,905,236
General Motors Co.†(b)	349,812	12,187,450
Goodyear Tire & Rubber Co. (The)(a)	60,626	1,871,525
Harley-Davidson, Inc.†(a)	73,011	4,259,462
Lear Corp.†	14,387	1,904,407
Winnebago Industries, Inc.†	30,811	975,168

		39,832,597

Capital Goods — 27.0%
3M Co.†(b)	29,244	5,222,101
Actuant Corp., Class A†	14,153	367,270
Acuity Brands, Inc.	2,127	491,039
Allegion PLC (Ireland)†	33,485	2,143,040
American Woodmark Corp.†*	13,362	1,005,490
AMETEK, Inc.†	97,205	4,724,163
Applied Industrial Technologies, Inc.	14,661	870,863
Arconic, Inc.(b)	219,769	4,074,517
Argan, Inc.†(a)	41,654	2,938,690
Armstrong World Industries, Inc.(a)*	35,495	1,483,691
Atkore International Group, Inc.(a)*	2,266	54,180
Barnes Group, Inc.†	2,943	139,557
Boeing Co. (The)(a)(b)	112,696	17,544,513
Briggs & Stratton Corp.(a)	5,663	126,058
Carlisle Cos., Inc.	9,960	1,098,488
Caterpillar, Inc.(a)	114,685	10,635,887
Chart Industries, Inc.†(a)*	99,162	3,571,815
Chicago Bridge & Iron Co. NV (Netherlands)†	19,383	615,410
Columbus McKinnon Corp.	410	11,086
Continental Building Products, Inc.†*	94,500	2,182,950
Crane Co.	32,382	2,335,390
Cummins, Inc.(b)	75,728	10,349,746
Curtiss-Wright Corp.†	11,282	1,109,698
Deere & Co.(a)	19,650	2,024,736
Donaldson Co., Inc.(a)	33,989	1,430,257
Dover Corp.†(b)	56,417	4,227,326
Eaton Corp. PLC (Ireland)†	87,173	5,848,437
Emerson Electric Co.(b)	249,745	13,923,284

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EnerSys†	21,018	$1,641,506
Fortive Corp.(b)	67,238	3,605,974
Fortune Brands Home & Security, Inc.(a)	65,375	3,494,948
General Cable Corp.	13,139	250,298
General Electric Co.†	79,550	2,513,780
Gibraltar Industries, Inc.†*	50,932	2,121,318
Global Brass & Copper Holdings, Inc.	1,172	40,200
Gorman-Rupp Co. (The)(a)	5,605	173,475
Graco, Inc.(a)	3,193	265,306
Harsco Corp.	54,835	745,756
Hillenbrand, Inc.†	30,349	1,163,884
Honeywell International, Inc.(b)	76,607	8,874,921
Huntington Ingalls Industries, Inc.†(b) .	12,126	2,233,488
Illinois Tool Works, Inc.†	41,889	5,129,727
Ingersoll-Rand PLC (Ireland)†	166,083	12,462,868
Insteel Industries, Inc.(a)	6,087	216,941
ITT, Inc.	25,706	991,480
Jacobs Engineering Group, Inc.†(b)*	101,725	5,798,325
Joy Global, Inc.(b)	234,867	6,576,276
Kadant, Inc.	1,070	65,484
L-3 Communications Holdings, Inc.†(b)	22,043	3,352,961
Lennox International, Inc.	2,248	344,326
Lincoln Electric Holdings, Inc.(a)	3,190	244,577
Lindsay Corp.	1,419	105,872
Lockheed Martin Corp.(a)(b)	25,117	6,277,743
Lydall, Inc.(a)*	8,157	504,510
Masco Corp.†	136,289	4,309,458
Meritor, Inc.(a)*	85,093	1,056,855
Moog, Inc., Class A†*	12,260	805,237
MRC Global, Inc.†*	137,711	2,790,025
Mueller Water Products, Inc., Class A†	97,811	1,301,864
National Presto Industries, Inc.†	3,911	416,130
NCI Building Systems, Inc.†*	14,608	228,615
Nordson Corp.	6,214	696,279
Northrop Grumman Corp.†	9,048	2,104,384
NOW, Inc.†*	65,987	1,350,754
Oshkosh Corp.(b)	72,446	4,680,736
Owens Corning†(a)	42,777	2,205,582
PACCAR, Inc.(b)	69,456	4,438,238
Parker-Hannifin Corp.†(b)	54,552	7,637,280
Pentair PLC (Ireland)†(a)	72,801	4,081,952

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Raytheon Co.(b)	16,985	$2,411,870
Regal Beloit Corp.†	24,854	1,721,140
Rockwell Automation, Inc.(b)	30,902	4,153,229
Rockwell Collins, Inc.†	78,362	7,268,859
Snap-on, Inc.(a)	23,296	3,989,906
Spirit AeroSystems Holdings, Inc., Class A†	82,599	4,819,652
SPX Corp.(b)*	66,795	1,584,377
SPX FLOW, Inc.(b)*	8,073	258,820
Standex International Corp.(b)	621	54,555
Stanley Black & Decker, Inc.†(b)	41,865	4,801,497
Teledyne Technologies, Inc.(a) *	1,893	232,839
Terex Corp.(a)	54,570	1,720,592
Timken Co. (The)†	19,204	762,399
Toro Co. (The)	16,392	917,132
TPI Composites, Inc.*	857	13,746
Trex Co., Inc.(a)*	28,405	1,829,282
Tutor Perini Corp.(a)*	64,184	1,797,152
United Rentals, Inc.†(a)*	35,321	3,729,191
United Technologies Corp.†	67,289	7,376,220
USG Corp.(a)*	20,837	601,773
Veritiv Corp.(a)*	4,388	235,855
Wabash National Corp.(a)	151,636	2,398,882
Wesco Aircraft Holdings, Inc.(a)*	27,188	406,461
WESCO International, Inc.†*	31,274	2,081,285
WW Grainger, Inc.†(a)	32,398	7,524,433

		270,540,162

Commercial & Professional Services — 3.4%
Casella Waste Systems, Inc., Class A*	2,481	30,789
Cintas Corp.†	7,135	824,521
Copart, Inc.(b) *	5,576	308,966
Dun & Bradstreet Corp. (The)†	12,340	1,497,089
Essendant, Inc.	11,564	241,688
FTI Consulting, Inc.(a)*	29,935	1,349,470
ICF International, Inc.*	4,041	223,063
Kelly Services, Inc., Class A†	7,265	166,514
Kimball International, Inc., Class B	2,554	44,848
Knoll, Inc.	10,892	304,214
ManpowerGroup, Inc.†	10,435	927,358
Matthews International Corp., Class A†	12,075	927,964
Mistras Group, Inc.*	10,409	267,303
Navigant Consulting, Inc.*	26	681

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)†(a)	16,348	$685,799
Pitney Bowes, Inc.†	110,469	1,678,024
Quad/Graphics, Inc.†	77,336	2,078,792
Republic Services, Inc.†	41,885	2,389,539
Robert Half International, Inc.†	105,045	5,124,095
RR Donnelley & Sons Co.†	59,265	967,205
SP Plus Corp.(a)*	811	22,830
Tetra Tech, Inc.†(a)	69,322	2,991,244
TrueBlue, Inc.†*	48,512	1,195,821
UniFirst Corp.†	9,633	1,383,780
Waste Management, Inc.†(b)	113,184	8,025,877

		33,657,474

Consumer Durables & Apparel — 5.4%
Acushnet Holdings Corp.(a) *	7,450	146,840
CalAtlantic Group, Inc.(a)	17,911	609,153
Callaway Golf Co.(a)	82,926	908,869
Cavco Industries, Inc.†*	14,097	1,407,585
Coach, Inc.(a)	68,731	2,406,960
DR Horton, Inc.†(b)	127,412	3,482,170
Ethan Allen Interiors, Inc.(a)	9,675	356,524
Garmin Ltd. (Switzerland)†(a)	122,134	5,922,278
Gildan Activewear, Inc. (Canada)	4,320	109,598
Hanesbrands, Inc.(a)	291,971	6,297,814
Harman International Industries, Inc.†(b)	45,212	5,025,766
Iconix Brand Group, Inc.*	25,678	239,833
La-Z-Boy, Inc.(a)(b)	52,638	1,634,410
Michael Kors Holdings Ltd. (British Virgin Islands)†*	25,683	1,103,855
Mohawk Industries, Inc.†*	27,956	5,582,254
PulteGroup, Inc.(a)	105,957	1,947,490
PVH Corp.†(a)(b)	68,353	6,168,175
Ralph Lauren Corp.†(a)	32,569	2,941,632
Sturm Ruger & Co., Inc.(a)	17,393	916,611
TopBuild Corp.(b)*	28,805	1,025,458
Tupperware Brands Corp.(a)	14,007	737,048
Vera Bradley, Inc.*	15,883	186,149
Whirlpool Corp.†(a)	22,942	4,170,167
Wolverine World Wide, Inc.(a)	26,179	574,629

		53,901,268

Consumer Services — 6.2%
Apollo Education Group, Inc.*	15,136	149,846
Aramark	52,901	1,889,624

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Bojangles’, Inc.*	28,304	$527,870
Brinker International, Inc.(a)	43,534	2,156,239
Capella Education Co.†	11,389	999,954
Carnival Corp. (Panama)(a)	129,883	6,761,709
Cheesecake Factory, Inc. (The)(a)	10,867	650,716
Churchill Downs, Inc.(a)	7,911	1,190,210
Darden Restaurants, Inc.†(a)(b)	106,710	7,759,951
DeVry Education Group, Inc.†	32,408	1,011,130
DineEquity, Inc.†(a)(b)	37,229	2,866,633
Domino’s Pizza, Inc.(a)	5,257	837,125
Dunkin’ Brands Group, Inc.(a)	9,104	477,414
Eldorado Resorts, Inc.(a)*	29,542	500,737
Graham Holdings Co., Class B†	1,438	736,184
ILG, Inc.†	16,508	299,950
Isle of Capri Casinos, Inc.*	4,276	105,574
Jack in the Box, Inc.†(b)	12,848	1,434,351
La Quinta Holdings, Inc.†(b)*	183,094	2,601,766
Marriott International, Inc., Class A(b)	9,561	790,553
McDonald’s Corp.†	47,472	5,778,292
Restaurant Brands International, Inc. (Canada)(a)	74,364	3,544,188
ServiceMaster Global Holdings, Inc.*	2,861	107,774
Sonic Corp.†(a)	112,035	2,970,048
Weight Watchers International, Inc.(a)*	87,995	1,007,543
Wyndham Worldwide Corp.(a)	73,214	5,591,353
Yum! Brands, Inc.(b)	154,684	9,796,138

		62,542,872

Energy — 5.2%
Archrock, Inc.†	166,444	2,197,061
Atwood Oceanics, Inc.(a)	161,846	2,125,038
Chevron Corp.†(a)	39,117	4,604,071
CONSOL Energy, Inc.(a)	122,871	2,239,938
Dril-Quip, Inc.(a)*	57,048	3,425,732
Ensco PLC, Class A (United Kingdom)(a)(b)	345,399	3,357,278
FMC Technologies, Inc.(a)*	55,940	1,987,548
Frank’s International NV (Netherlands)(a)	29,250	360,068
Halliburton Co.(b)	56,621	3,062,630
Imperial Oil Ltd. (Canada)(a)	4,921	171,054
Kinder Morgan, Inc.†	217,472	4,503,845
McDermott International, Inc. (Panama)(a)*	223,309	1,650,254

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Oceaneering International, Inc.(b)	117,181	$3,305,676
ONEOK, Inc.†(a)(b)	64,495	3,702,658
Phillips 66	4,240	366,378
REX American Resources Corp.*	5,665	559,419
Rowan Cos. PLC, Class A (United Kingdom)†(a)*	164,583	3,108,973
Seadrill Ltd. (Bermuda)(a)*	95,425	325,399
Ship Finance International Ltd. (Bermuda)(a)	17,301	256,920
Superior Energy Services, Inc.(a)	34,107	575,726
Targa Resources Corp.†	114,033	6,393,830
Teekay Corp. (Marshall Island)(a)	106,517	855,332
Valero Energy Corp.(b)	15,364	1,049,668
Williams Cos., Inc. (The)(b)	73,032	2,274,217

		52,458,713

Food & Staples Retailing — 4.7%
Costco Wholesale Corp.	962	154,026
CVS Health Corp.†(b)	240,967	19,014,706
Ingles Markets, Inc., Class A†	11,884	571,620
SpartanNash Co.†	35,409	1,400,072
SUPERVALU, Inc.†*	471,521	2,202,003
Walgreens Boots Alliance, Inc.†	153,356	12,691,743
Wal-Mart Stores, Inc.†	151,148	10,447,350
Weis Markets, Inc.†	4,262	284,872

		46,766,392

Food, Beverage & Tobacco — 9.5%
Altria Group, Inc.†(b)	172,529	11,666,411
Campbell Soup Co.(b)	21,872	1,322,600
Coca-Cola Co. (The)†(b)	235,258	9,753,797
ConAgra Foods, Inc.†(b)	207,543	8,208,326
Constellation Brands, Inc., Class A(b)	7,656	1,173,741
Dean Foods Co.†	63,323	1,379,175
Dr Pepper Snapple Group, Inc.†	99,649	9,035,175
Fresh Del Monte Produce, Inc. (Cayman Islands)(a)	28,989	1,757,603
General Mills, Inc.	60,492	3,736,591
Hormel Foods Corp.(a)	224,778	7,824,522
Ingredion, Inc.†	14,768	1,845,409
John B Sanfilippo & Son, Inc.(a)	3,345	235,455
Kellogg Co.†	23,328	1,719,507
Mead Johnson Nutrition Co.(a)	21,651	1,532,025
Molson Coors Brewing Co., Class B	23,184	2,256,035
Omega Protein Corp.*	610	15,280
PepsiCo, Inc.†	55,454	5,802,152

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.†(a)	116,862	$10,691,704
Pilgrim’s Pride Corp.†(a)	126,685	2,405,748
Reynolds American, Inc.†	11,764	659,255
Sanderson Farms, Inc.(a)	10,088	950,693
Tyson Foods, Inc., Class A(a)(b)	178,318	10,998,654
Universal Corp.†(a)	10,026	639,158

		95,609,016

Health Care Equipment & Services — 14.5%
Abbott Laboratories(a)	237,248	9,112,696
Acadia Healthcare Co., Inc.(a)*	64,182	2,124,424
Alere, Inc.†*	15,646	609,725
American Renal Associates Holdings, Inc.*	7,300	155,344
AmerisourceBergen Corp.†(a)	30,098	2,353,363
AMN Healthcare Services, Inc.(a)*	30,601	1,176,608
Analogic Corp.	337	27,954
AngioDynamics, Inc.*	8,477	143,007
Anika Therapeutics, Inc.†*	11,689	572,293
Baxter International, Inc.(a)(b)	296,611	13,151,732
Boston Scientific Corp.*	18,632	403,010
Cardinal Health, Inc.†	24,103	1,734,693
Cerner Corp.(a)*	42,181	1,998,114
Chemed Corp.†	5,660	907,921
Community Health Systems, Inc.*	150,773	842,821
CONMED Corp.(a)	5,618	248,147
Cooper Cos., Inc. (The)(b)	24,391	4,266,718
Cotiviti Holdings, Inc.(a)(b)*	66,725	2,295,340
CR Bard, Inc.†	12,946	2,908,448
Danaher Corp.(b)	102,754	7,998,371
DaVita, Inc.†(b)*	114,581	7,356,100
Express Scripts Holding Co.†(a)*	240,688	16,556,928
Globus Medical, Inc., Class A(a)*	26,605	660,070
Halyard Health, Inc.†(a)*	90,587	3,349,907
HCA Holdings, Inc.†*	35,330	2,615,127
Henry Schein, Inc.(a)*	33,928	5,147,217
Hill-Rom Holdings, Inc.†	55,854	3,135,644
HMS Holdings Corp.†*	71,668	1,301,491
ICU Medical, Inc.†*	10,352	1,525,367
IDEXX Laboratories, Inc.*	98	11,492
Inovalon Holdings, Inc., Class A*	21,584	222,315
Integer Holdings Corp.(a)*	33,513	986,958
Integra LifeSciences Holdings Corp.(a)*	2,417	207,354
Intuitive Surgical, Inc.*	537	340,549

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Kindred Healthcare, Inc.†(a)	137,149	$1,076,620
Laboratory Corp. of America Holdings†*	44,754	5,745,519
Masimo Corp.†*	12,311	829,761
McKesson Corp.†(b)	87,587	12,301,594
Meridian Bioscience, Inc.†(a)	52,577	930,613
Natus Medical, Inc.(a)(b)*	31,281	1,088,579
Owens & Minor, Inc.(a)	48,661	1,717,247
Quest Diagnostics, Inc.†	71,526	6,573,239
ResMed, Inc.†(a)	8,160	506,328
Select Medical Holdings Corp.(a)*	79,259	1,050,182
STERIS PLC (United Kingdom)†(a)	20,479	1,380,080
Teleflex, Inc.†(a)	8,719	1,405,067
Tivity Health, Inc.*	4,550	103,512
Universal Health Services, Inc., Class B†	42,871	4,560,617
Varian Medical Systems, Inc.†(a)*	73,708	6,617,504
Veeva Systems, Inc., Class A(a)*	32,173	1,309,441
Zimmer Biomet Holdings, Inc.†	10,857	1,120,442

		144,763,593

Household & Personal Products — 2.4%
Avon Products, Inc.(a)*	478,575	2,412,018
Central Garden & Pet Co., Class A†*	44,525	1,375,822
Church & Dwight Co., Inc.†	87,386	3,861,587
Colgate-Palmolive Co.	30,370	1,987,413
Coty, Inc., Class A	13,880	254,143
Edgewell Personal Care Co.†(a)*	16,809	1,226,889
Kimberly-Clark Corp.†(b)	102,846	11,736,786
Spectrum Brands Holdings, Inc.(a)	9,264	1,133,265

		23,987,923

Materials — 5.5%
A Schulman, Inc.(a)	15,434	516,267
AEP Industries, Inc.	1,490	172,989
Ashland Global Holdings, Inc.†	23,044	2,518,479
Bemis Co., Inc.	5,982	286,059
Cabot Corp.†	21,636	1,093,483
Celanese Corp., Class A†	13,225	1,041,336
Chemours Co. (The)†(b)	209,336	4,624,232
Chemtura Corp.†*	27,089	899,355
Crown Holdings, Inc.†*	2,260	118,808
Eagle Materials, Inc.(a)(b)	53,290	5,250,664
FMC Corp.(a)	38,997	2,205,670
FutureFuel Corp.	717	9,966
Greif, Inc., Class A(b)	43,709	2,242,709

.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Headwaters, Inc.†(b)*	85,169	$2,003,175
Huntsman Corp.(b)	87,168	1,663,165
Ingevity Corp.*	7,866	431,529
Innophos Holdings, Inc.†	31,493	1,645,824
KapStone Paper and Packaging Corp.†	33,805	745,400
Koppers Holdings, Inc.*	12,136	489,081
Kraton Corp.*	52,131	1,484,691
Louisiana-Pacific Corp.(b)*	114,366	2,164,948
Minerals Technologies, Inc.†(b)	20,668	1,596,603
Monsanto Co.†(b)	14,734	1,550,164
Neenah Paper, Inc.	2,967	252,788
Olin Corp.(a)	17,225	441,132
Owens-Illinois, Inc.†*	141,305	2,460,120
Packaging Corp. of America(a)(b)	55,901	4,741,523
PPG Industries, Inc.†	4,760	451,058
Rayonier Advanced Materials, Inc.(a)	34,671	536,014
RPM International, Inc.†	26,990	1,452,872
Schweitzer-Mauduit International, Inc.†	34,017	1,548,794
Scotts Miracle-Gro Co. (The), Class A(a)	44,843	4,284,749
Sonoco Products Co.	2,721	143,397
Trinseo SA (Luxembourg)†(a)	68,836	4,081,975
Tronox Ltd., Class A (Australia)(a)	25,622	264,163

		55,413,182

Media — 7.8%
AMC Networks, Inc., Class A†(a)*	48,217	2,523,678
CBS Corp., Class B, non-voting shares†(a)	121,220	7,712,016
Comcast Corp., Class A†(b)	35,037	2,419,305
Discovery Communications, Inc., Class A(a)*	241,574	6,621,543
Entercom Communications Corp., Class A	16	245
Interpublic Group of Cos., Inc. (The)†	160,754	3,763,251
Lions Gate Entertainment Corp., Class B (Canada)*	19,143	469,769
Live Nation Entertainment, Inc.*	15,002	399,053
MSG Networks, Inc., Class A†(a)*	98,520	2,118,180
News Corp., Class A(b)	231,968	2,658,353
Omnicom Group, Inc.(a)(b)	98,451	8,379,165
Regal Entertainment Group, Class A(a)	6,561	135,157

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media — (Continued)
Scripps Networks Interactive, Inc., Class A(a)	60,436	$4,313,317
TEGNA, Inc.†	143,278	3,064,716
Time Warner, Inc.†(b)	52,048	5,024,193
Tribune Media Co., Class A(a)	55,730	1,949,435
Twenty-First Century Fox, Inc., Class A†(b)	435,752	12,218,486
Viacom, Inc., Class B†(b)	208,620	7,322,562
Walt Disney Co. (The)(b)	65,831	6,860,907

		77,953,331

Pharmaceuticals, Biotechnology & Life Sciences — 13.5%
AbbVie, Inc.†(b)	223,029	13,966,076
Acorda Therapeutics, Inc.*	48,136	904,957
Agilent Technologies, Inc.†	86,059	3,920,848
Akorn, Inc.(b)*	45,312	989,161
Alexion Pharmaceuticals, Inc.†*	3,504	428,714
Allergan PLC (Ireland)†(a)*	28,763	6,040,518
AMAG Pharmaceuticals, Inc.†(a)*	110,889	3,858,937
Amgen, Inc.†	77,721	11,363,587
ARIAD Pharmaceuticals, Inc.(a)*	61,057	759,549
Biogen, Inc.†*	53,668	15,219,171
Celgene Corp.†*	33,089	3,830,052
Eagle Pharmaceuticals, Inc.(a)*	17,092	1,356,079
Eli Lilly & Co.†	9,257	680,852
Emergent BioSolutions, Inc.(a)(b)*	28,636	940,406
Enanta Pharmaceuticals, Inc.†*	11,828	396,238
Exelixis, Inc.(a)*	121,231	1,807,554
Gilead Sciences, Inc.†	233,912	16,750,438
INC Research Holdings, Inc., Class A†*	5,003	263,158
Incyte Corp., Ltd.†*	16,001	1,604,420
Innoviva, Inc.(a)*	13,787	147,521
Insys Therapeutics, Inc.(a)*	39,192	360,566
Ionis Pharmaceuticals, Inc.*	26,440	1,264,625
Ironwood Pharmaceuticals, Inc.(a)*	44,848	685,726
Jazz Pharmaceuticals PLC (Ireland)†*	17,807	1,941,497
Johnson & Johnson†(b)	110,252	12,702,133
Lannett Co., Inc.(a)*	127,681	2,815,366
Ligand Pharmaceuticals, Inc.†(a)*	11,157	1,133,663
Merck & Co., Inc.†	45,741	2,692,773
Myriad Genetics, Inc.†(a)*	70,076	1,168,167
OPKO Health, Inc.(a)*	63,547	590,987
PAREXEL International Corp.(a)*	16,146	1,061,115

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pfizer, Inc.†(b)	186,991	$6,073,468
PRA Health Sciences, Inc.†*	35,331	1,947,445
Prestige Brands Holdings, Inc.†*	26,577	1,384,662
Progenics Pharmaceuticals, Inc.(a)*	101,163	874,048
Quintiles IMS Holdings, Inc.†(a)*	46,510	3,537,164
Regeneron Pharmaceuticals, Inc.†(b)*	4,102	1,505,803
Repligen Corp.†(a)*	37,058	1,142,128
Seattle Genetics, Inc.(a)*	5,240	276,515
Sucampo Pharmaceuticals, Inc., Class A(a)*	12,021	162,885
United Therapeutics Corp.†*	20,604	2,955,232
Vanda Pharmaceuticals, Inc.*	13,328	212,582
VWR Corp.(a)*	6,100	152,683
Waters Corp.†(b)*	15,762	2,118,255
Xencor, Inc.†*	57,836	1,522,244

		135,509,968

Retailing — 14.1%
Aaron’s, Inc.†(a)	87,614	2,802,772
Abercrombie & Fitch Co., Class A	38,582	462,984
Advance Auto Parts, Inc.†	4,578	774,231
American Eagle Outfitters, Inc.(a)	69,111	1,048,414
Asbury Automotive Group, Inc.(a)*	27,315	1,685,336
Ascena Retail Group, Inc.*	375,758	2,325,942
AutoNation, Inc.(a)*	70,213	3,415,862
AutoZone, Inc.†(b)*	13,922	10,995,456
Barnes & Noble Education, Inc.(a)*	2,189	25,108
Bed Bath & Beyond, Inc.(a)	75,737	3,077,952
Best Buy Co., Inc.(a)	134,164	5,724,778
Buckle, Inc. (The)(a)	49,498	1,128,554
Caleres, Inc.†	18,532	608,220
Camping World Holdings, Inc., Class A	5,400	175,986
Chico’s FAS, Inc.(a)	52,436	754,554
Children’s Place, Inc. (The)(a)	4,780	482,541
Dillard’s, Inc., Class A(a)	16,864	1,057,204
Dollar General Corp.†(a)(b)	114,606	8,488,866
Finish Line, Inc. (The), Class A(a)	59,548	1,120,098
Foot Locker, Inc.†	29,325	2,078,849
GameStop Corp., Class A	23,497	593,534
Gap, Inc. (The)(a)	212,942	4,778,419
Genuine Parts Co.†	63,083	6,026,950
Group 1 Automotive, Inc.†	16,466	1,283,360
Haverty Furniture Cos., Inc.	557	13,201

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Home Depot, Inc. (The)†(b)	71,313	$9,561,647
HSN, Inc.†	46,672	1,600,850
Kohl’s Corp.†(a)	133,030	6,569,021
Liberty Interactive Corp. QVC Group, Class A†*	137,982	2,756,880
Lowe’s Cos., Inc.(b)	81,050	5,764,276
Macy’s, Inc.	35,521	1,272,007
Michaels Cos., Inc. (The)*	1,903	38,916
Nordstrom, Inc.(a)	60,790	2,913,665
Nutrisystem, Inc.†	56,361	1,952,909
Office Depot, Inc.	133,558	603,682
Penske Automotive Group, Inc.	10,959	568,115
Pool Corp.†	15,934	1,662,554
Priceline Group, Inc. (The)†(a)(b)*	8,165	11,970,380
Ross Stores, Inc.(b)	32,372	2,123,603
Staples, Inc.†(a)(b)	429,293	3,885,102
Tailored Brands, Inc.(a)	31,466	803,956
Target Corp.†(a)	189,183	13,664,688
Tiffany & Co.(a)	28,866	2,235,094
TJX Cos., Inc. (The)†(a)	105,656	7,937,935
TripAdvisor, Inc.*	6,732	312,163
Urban Outfitters, Inc.(a)(b)*	50,503	1,438,325
Vitamin Shoppe, Inc.(a)*	10,802	256,548

		140,821,487

Semiconductors & Semiconductor Equipment — 10.8%
Analog Devices, Inc.†(a)	118,286	8,589,929
Applied Materials, Inc.†(b)	399,933	12,905,838
Broadcom Ltd. (Singapore)	19,775	3,495,627
Intel Corp.†(b)	215,550	7,817,998
KLA-Tencor Corp.	62,710	4,934,023
Lam Research Corp.	79,087	8,361,869
Linear Technology Corp.†	59,525	3,711,384
Maxim Integrated Products, Inc.†	75,146	2,898,381
MaxLinear, Inc., Class A†*	53,933	1,175,739
Nanometrics, Inc.*	3,098	77,636
NVIDIA Corp.(a)	91,591	9,776,423
Photronics, Inc.†*	45,235	511,156
QUALCOMM, Inc.†	248,315	16,190,138
Semtech Corp.*	7,630	240,726
Skyworks Solutions, Inc.(a)	104,324	7,788,830
Synaptics, Inc.(b)*	2,627	140,755
Teradyne, Inc.†(a)	77,031	1,956,587
Texas Instruments, Inc.†	142,740	10,415,738

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.†(b)	119,107	$7,190,490

		108,179,267

Software & Services — 14.5%
Accenture PLC, Class A (Ireland)†	34,972	4,096,270
Activision Blizzard, Inc.	4,794	173,111
Adobe Systems, Inc.(b)*	32,197	3,314,681
Akamai Technologies, Inc.†(a)(b)*	85,764	5,718,744
Alphabet, Inc., Class A†*	3,304	2,618,255
ANSYS, Inc.†(a)*	23,850	2,205,886
Aspen Technology, Inc.†*	42,397	2,318,268
AVG Technologies NV (Netherlands)(a)*	26,913	681,437
Bankrate, Inc.†*	78,199	864,099
Booz Allen Hamilton Holding Corp.	60,638	2,187,213
CA, Inc.†(a)	274,344	8,715,909
Cadence Design Systems, Inc.(a)*	25,184	635,141
Cardtronics PLC, Class A (United Kingdom)(a)*	11,243	613,531
CDK Global, Inc.(b)	48,062	2,868,821
CGI Group, Inc., Class A (Canada)(a)*	3,648	175,213
Cimpress NV (Netherlands)†*	3,449	315,963
Citrix Systems, Inc.†*	81,128	7,245,542
Convergys Corp.(a)	18,776	461,139
CSG Systems International, Inc.†	24,206	1,171,570
CSRA, Inc.(b)	123,593	3,935,201
DST Systems, Inc.†	17,900	1,917,985
EarthLink Holdings Corp.†	166,720	940,301
eBay, Inc.†*	353,926	10,508,063
Electronic Arts, Inc.†*	9,349	736,327
Euronet Worldwide, Inc.(a)*	3,315	240,105
Facebook, Inc., Class A*	8,289	953,649
Fair Isaac Corp.†(a)	16,343	1,948,412
Fidelity National Information Services, Inc.(b)	33,600	2,541,504
Fiserv, Inc.(b)*	1,414	150,280
Gigamon, Inc.*	10,314	469,803
Globant SA (Luxembourg)(a)*	8,759	292,113
GTT Communications, Inc.*	9,485	272,694
IAC/InterActiveCorp.†*	13,352	865,076
International Business Machines Corp.†(a)	44,575	7,399,004
j2 Global, Inc.(a)	46,179	3,777,442
LogMeIn, Inc.(a)	5,200	502,060
Manhattan Associates, Inc.†(a)*	47,005	2,492,675

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Mastercard, Inc., Class A†(a)	10,897	$1,125,115
MAXIMUS, Inc.(a)	23,761	1,325,626
Mentor Graphics Corp.†(b)	77,383	2,854,659
MicroStrategy, Inc., Class A†*	7,650	1,510,110
Monotype Imaging Holdings, Inc.†	20,295	402,856
NIC, Inc.†(a)(b)	60,985	1,457,542
Nuance Communications, Inc.*	20,259	301,859
Open Text Corp. (Canada)†(a)	18,988	1,173,648
Oracle Corp.†	187,364	7,204,146
Paychex, Inc.	6,321	384,822
Progress Software Corp.(a)	8,867	283,123
Science Applications International Corp.(a)	12,416	1,052,877
Shutterstock, Inc.*	2,630	124,978
SS&C Technologies Holdings, Inc.(a)	11,015	315,029
Stamps.com, Inc.(a)*	33,343	3,822,775
Sykes Enterprises, Inc.†(b)*	28,041	809,263
Symantec Corp.(b)	260,878	6,232,375
Synopsys, Inc.*	42,011	2,472,767
Teradata Corp.(a)*	130,290	3,539,979
TiVo Corp.†*	19,520	407,969
Trade Desk, Inc. (The), Class A(a)*	47,452	1,312,997
Travelport Worldwide Ltd. (Bermuda)	90,944	1,282,310
VASCO Data Security International, Inc.†*	46,723	637,769
VeriSign, Inc.†(a)*	78,813	5,995,305
VMware, Inc., Class A(a)*	40,701	3,204,390
WebMD Health Corp.(a)*	62,458	3,096,043
Western Union Co. (The)(a)	297,980	6,472,126

		145,125,945

Technology Hardware & Equipment — 12.1%
Anixter International, Inc.(a)*	18,865	1,529,008
Apple, Inc.†	95,985	11,116,983
ARRIS International PLC (United Kingdom)†*	95,305	2,871,540
AVX Corp.†	45,474	710,759
Belden, Inc.†	7,871	588,515
Benchmark Electronics, Inc.†*	81,152	2,475,136
CDW Corp.(a)	40,818	2,126,210
Cisco Systems, Inc.†	569,914	17,222,801
CommScope Holding Co., Inc.†*	106,590	3,965,148
F5 Networks, Inc.†(b)*	25,835	3,738,841
Finisar Corp.*	20,508	620,777
FLIR Systems, Inc.(a)(b)	70,773	2,561,275

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Harris Corp.(b)	62,419	$6,396,075
Hewlett Packard Enterprise Co.†(b)	434,377	10,051,484
HP, Inc.†	793,452	11,774,828
InterDigital, Inc.†(a)	41,642	3,803,997
Juniper Networks, Inc.†(a)	177,529	5,016,970
Keysight Technologies, Inc.*	34,184	1,250,109
Methode Electronics, Inc.†	2,270	93,864
Motorola Solutions, Inc.(a)(b)	47,947	3,974,327
MTS Systems Corp.†(a)	20,232	1,147,154
NCR Corp.*	29,340	1,190,030
NetApp, Inc.†	93,162	3,285,824
NETGEAR, Inc.†*	50,837	2,762,991
Novanta, Inc. (Canada)*	1,034	21,714
PC Connection, Inc.	237	6,657
Plantronics, Inc.†(b)	33,337	1,825,534
Sanmina Corp.†*	41,848	1,533,729
Seagate Technology PLC (Ireland)(a)	154,288	5,889,173
TE Connectivity Ltd. (Switzerland)†	96,113	6,658,709
TTM Technologies, Inc.(a)*	119,507	1,628,880
Ubiquiti Networks, Inc.(a)*	5,686	328,651
Vishay Intertechnology, Inc.†(a)	167,113	2,707,231

		120,874,924

Telecommunication Services — 3.1%
AT&T, Inc.†	145,907	6,205,425
BCE, Inc. (Canada)	11,062	478,321
CenturyLink, Inc.(a)	245,697	5,842,675
FairPoint Communications, Inc.*	2,624	49,069
Inteliquent, Inc.	53,898	1,235,342
Level 3 Communications, Inc.†*	6,267	353,208
Rogers Communications, Inc., Class B (Canada)	1,649	63,618
Sprint Corp.(a)*	328,166	2,763,158
Verizon Communications, Inc.†(b)	237,844	12,696,113
Vonage Holdings Corp.†(a)*	244,214	1,672,866

		31,359,795

Transportation — 9.2%
Alaska Air Group, Inc.(a)(b)	51,049	4,529,578
American Airlines Group, Inc.(a)(b)	151,237	7,061,256
CH Robinson Worldwide, Inc.†(a)	45,866	3,360,143
CSX Corp.†	44,940	1,614,694
Delta Air Lines, Inc.†	306,246	15,064,241
Expeditors International of Washington, Inc.†(a)(b)	103,117	5,461,076
Heartland Express, Inc.†(a)	45,475	925,871

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Landstar System, Inc.†	4,379	$373,529
Matson, Inc.†	7,873	278,625
Norfolk Southern Corp.†(b)	61,498	6,646,089
Ryder System, Inc.(a)	33,809	2,516,742
Southwest Airlines Co.†	210,589	10,495,756
Swift Transportation Co.(a)*	215,865	5,258,471
Union Pacific Corp.†	82,623	8,566,353
United Continental Holdings, Inc.†*	138,784	10,114,578
United Parcel Service, Inc., Class B†	39,571	4,536,419
XPO Logistics, Inc.(a)*	115,411	4,981,139

		91,784,560

TOTAL COMMON STOCKS (Cost $1,538,931,924)		1,731,082,469

TOTAL LONG POSITIONS - 172.9%		1,731,082,469

(Cost $1,538,931,924)**

SHORT POSITIONS — (73.9)%
COMMON STOCKS — (73.9)%
Automobiles & Components — (0.7)%
Dana, Inc.	(92,214)	$(1,750,222)
Dorman Products, Inc.*	(14,447)	(1,055,498)
Federal-Mogul Holdings Corp.*	(30,790)	(317,445)
Fox Factory Holding Corp.*	(48,093)	(1,334,581)
Metaldyne Performance Group, Inc.	(4,895)	(112,340)
Modine Manufacturing Co.*	(3,002)	(44,730)
Standard Motor Products, Inc.	(1,915)	(101,916)
Superior Industries International, Inc.	(5,181)	(136,519)
Tenneco, Inc.*	(3,241)	(202,465)
Tesla Motors, Inc.*	(6,508)	(1,390,695)
Tower International, Inc.	(6,779)	(192,185)
Visteon Corp.	(1,956)	(157,145)

		(6,795,741)

Capital Goods — (9.9)%
AAON, Inc.	(11,114)	(367,318)
AAR Corp.	(23,308)	(770,329)
Advanced Drainage Systems, Inc.	(28,694)	(591,096)
Aegion Corp.*	(8,694)	(206,048)
Aerovironment, Inc.*	(38,213)	(1,025,255)
AGCO Corp.	(29,066)	(1,681,759)
Alamo Group, Inc.	(3,634)	(276,547)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Albany International Corp., Class A	(15,571)	$(720,937)
Apogee Enterprises, Inc.	(3,453)	(184,943)
Babcock & Wilcox Enterprises, Inc.*	(41,364)	(686,229)
Beacon Roofing Supply, Inc.*	(65,159)	(3,001,875)
CAE, Inc. (Canada)	(9,267)	(129,460)
Colfax Corp.*	(16,757)	(602,079)
Comfort Systems USA, Inc.	(14,136)	(470,729)
CSW Industrials, Inc.*	(2,668)	(98,316)
Douglas Dynamics, Inc.	(18,349)	(617,444)
Dycom Industries, Inc.*	(39,126)	(3,141,427)
Encore Wire Corp.	(7,556)	(327,553)
Energy Recovery, Inc.*	(68,855)	(712,649)
EnPro Industries, Inc.	(21,709)	(1,462,318)
ESCO Technologies, Inc.	(3,414)	(193,403)
Esterline Technologies Corp.*	(6,118)	(545,726)
Fastenal Co.	(34,131)	(1,603,474)
Federal Signal Corp.	(54,226)	(846,468)
Flowserve Corp.	(111,625)	(5,363,581)
Franklin Electric Co., Inc.	(11,205)	(435,874)
GATX Corp.	(52,632)	(3,241,079)
Generac Holdings, Inc.*	(9,904)	(403,489)
GMS, Inc.*	(10,320)	(302,170)
Granite Construction, Inc.	(64,285)	(3,535,675)
Griffon Corp.	(5,023)	(131,603)
HEICO Corp.	(11,086)	(855,285)
Herc Holdings, Inc.*	(52,263)	(2,098,882)
Hyster-Yale Materials Handling, Inc.	(13,837)	(882,385)
John Bean Technologies Corp.	(18,028)	(1,549,507)
Johnson Controls International PLC (Ireland)	(101,513)	(4,181,320)
Kaman Corp.	(10,539)	(515,673)
KBR, Inc.	(15,692)	(261,899)
Kennametal, Inc.	(21,037)	(657,617)
KLX, Inc.*	(66,300)	(2,990,793)
Manitowoc Co., Inc. (The)*	(392,046)	(2,344,435)
Manitowoc Foodservice, Inc.*	(1,098)	(21,224)
Masonite International Corp. (Canada)*	(36,734)	(2,417,097)
MasTec, Inc.*	(5,468)	(209,151)
Mercury Systems, Inc.*	(52,680)	(1,591,990)
Milacron Holdings Corp.*	(11,677)	(217,542)
Mueller Industries, Inc.	(8,530)	(340,859)
MYR Group, Inc.*	(6,913)	(260,482)
Navistar International Corp.*	(22,900)	(718,373)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Orbital ATK, Inc.	(46,204)	$(4,053,477)
Patrick Industries, Inc.*	(8,749)	(667,549)
PGT, Inc.*	(9,225)	(105,626)
Ply Gem Holdings, Inc.*	(9,990)	(162,338)
Primoris Services Corp.	(38,650)	(880,447)
Proto Labs, Inc.*	(28,773)	(1,477,494)
Quanta Services, Inc.*	(107,949)	(3,762,023)
Raven Industries, Inc	(1,638)	(41,278)
RBC Bearings, Inc.*	(8,771)	(814,036)
Rexnord Corp.*	(42,927)	(840,940)
Roper Technologies, Inc.	(17,163)	(3,142,202)
Rush Enterprises, Inc., Class A*	(9,095)	(290,130)
Sensata Technologies Holding NV (Netherlands)*	(24,054)	(936,903)
SiteOne Landscape Supply, Inc.*	(41,948)	(1,456,854)
Sun Hydraulics Corp.	(2,091)	(83,577)
Sunrun, Inc.*	(310,271)	(1,647,539)
TASER International, Inc.*	(24,194)	(586,463)
Tennant Co.	(19,417)	(1,382,490)
Textron, Inc.	(62,451)	(3,032,621)
Thermon Group Holdings, Inc.*	(11,529)	(220,089)
Trinity Industries, Inc.	(79,927)	(2,218,774)
Triumph Group, Inc.	(70,788)	(1,875,882)
Universal Forest Products, Inc.	(14,645)	(1,496,426)
Valmont Industries, Inc.	(9,229)	(1,300,366)
WABCO Holdings, Inc.*	(30,465)	(3,233,860)
Wabtec Corp.	(36,133)	(2,999,762)
Watsco, Inc.	(2,073)	(307,053)
Watts Water Technologies, Inc., Class A	(7,231)	(471,461)
Woodward, Inc.	(47,459)	(3,277,044)

		(98,556,071)

Commercial & Professional Services — (3.2)%
ABM Industries, Inc.	(2,022)	(82,578)
Acco Brands Corp.*	(14,921)	(194,719)
Advanced Disposal Services, Inc.*	(9,881)	(219,556)
Advisory Board Co. (The)*	(35,209)	(1,170,699)
CEB, Inc.	(29,266)	(1,773,520)
Clean Harbors, Inc.*	(64,796)	(3,605,897)
Covanta Holding Corp.	(236,021)	(3,681,928)
Exponent, Inc.	(10,280)	(619,884)
Healthcare Services Group, Inc.	(66,819)	(2,617,300)
Herman Miller, Inc.	(12,186)	(416,761)
HNI Corp.	(19,658)	(1,099,275)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
IHS Markit Ltd. (Bermuda)*	(91,031)	$(3,223,408)
InnerWorkings, Inc.*	(3,840)	(37,824)
KAR Auction Services, Inc.	(8,861)	(377,656)
Korn/Ferry International	(61,089)	(1,797,849)
MSA Safety, Inc.	(8,398)	(582,233)
Multi-Color Corp.	(26,942)	(2,090,699)
On Assignment, Inc.*	(828)	(36,564)
Steelcase, Inc., Class A	(79,090)	(1,415,711)
TransUnion*	(5,197)	(160,743)
TriNet Group, Inc.*	(20,926)	(536,124)
US Ecology, Inc.	(6,320)	(310,628)
Viad Corp.	(4,706)	(207,535)
WageWorks, Inc.*	(55,973)	(4,058,042)
Waste Connections, Inc. (Canada)	(21,270)	(1,671,648)

		(31,988,781)

Consumer Durables & Apparel — (2.2)%
Columbia Sportswear Co.	(32,190)	(1,876,677)
Crocs, Inc.*	(39,862)	(273,453)
Deckers Outdoor Corp.*	(79,700)	(4,414,583)
G-III Apparel Group Ltd.*	(111,648)	(3,300,315)
Hasbro, Inc.	(11,776)	(916,055)
Helen Of Troy Ltd. (Bermuda)*	(6,279)	(530,262)
iRobot Corp.*	(6,191)	(361,864)
Kate Spade & Co.*	(9,889)	(184,628)
Mattel, Inc.	(145,619)	(4,011,803)
Nautilus, Inc.*	(35,681)	(660,098)
Newell Brands, Inc.	(17,666)	(788,787)
Steven Madden Ltd.*	(25,093)	(897,075)
TRI Pointe Group, Inc.*	(54,044)	(620,425)
Under Armour, Inc., Class A*	(36,996)	(1,074,734)
VF Corp.	(1,952)	(104,139)
Vista Outdoor, Inc.*	(57,539)	(2,123,189)
WCI Communities, Inc.*	(9,382)	(220,008)

		(22,358,095)

Consumer Services — (4.4)%
Belmond Ltd., Class A (Bermuda)*	(32,128)	(428,909)
BJ’s Restaurants, Inc.*	(59,150)	(2,324,595)
Bloomin’ Brands, Inc.	(179,847)	(3,242,641)
Boyd Gaming Corp.*	(84,454)	(1,703,437)
Carrols Restaurant Group, Inc.*	(9,101)	(138,790)
Chegg, Inc.*	(69,141)	(510,261)
Chipotle Mexican Grill, Inc.*	(14,836)	(5,597,920)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Chuy’s Holdings, Inc.*	(24,503)	$(795,122)
ClubCorp Holdings, Inc.	(23,055)	(330,839)
Dave & Buster’s Entertainment, Inc.*	(57,873)	(3,258,250)
Fiesta Restaurant Group, Inc.*	(41,715)	(1,245,193)
Grand Canyon Education, Inc.*	(24,903)	(1,455,580)
Houghton Mifflin Harcourt Co.*	(92,409)	(1,002,638)
Intrawest Resorts Holdings, Inc.*	(4,842)	(86,430)
K12, Inc.*	(7,047)	(120,927)
LifeLock, Inc.*	(99,507)	(2,380,207)
MGM Resorts International*	(114,640)	(3,305,071)
Panera Bread Co., Class A*	(718)	(147,255)
Red Robin Gourmet Burgers, Inc.*	(50,639)	(2,856,040)
Royal Caribbean Cruises Ltd. (Liberia)	(21,427)	(1,757,871)
Ruth’s Hospitality Group, Inc.	(8,803)	(161,095)
SeaWorld Entertainment, Inc.	(37,029)	(700,959)
Service Corp. International	(14,024)	(398,282)
Shake Shack, Inc., Class A*	(115,378)	(4,129,379)
Texas Roadhouse, Inc.	(16,547)	(798,227)
Vail Resorts, Inc.	(11,856)	(1,912,491)
Wingstop, Inc.	(25,237)	(746,763)
Wynn Resorts Ltd.	(22,795)	(1,971,995)
Zoe’s Kitchen, Inc.*	(27,188)	(652,240)

		(44,159,407)

Energy — (3.7)%
Alon USA Energy, Inc.	(31,830)	(362,225)
Cameco Corp. (Canada)	(88,355)	(925,077)
Cenovus Energy, Inc. (Canada)	(186,599)	(2,823,243)
Cheniere Energy, Inc.*	(23,895)	(989,970)
Core Laboratories NV (Netherlands)	(1,638)	(196,626)
CVR Energy, Inc.	(92,980)	(2,360,762)
Delek US Holdings, Inc.	(657)	(15,814)
Diamond Offshore Drilling, Inc.*	(54,435)	(963,500)
Fairmount Santrol Holdings, Inc.*	(156,356)	(1,843,437)
Forum Energy Technologies, Inc.*	(50,772)	(1,116,984)
Green Plains, Inc.	(39,460)	(1,098,961)
HollyFrontier Corp.	(46,415)	(1,520,555)
Matrix Service Co.*	(6,767)	(153,611)
National Oilwell Varco, Inc.	(10,136)	(379,492)
Noble Corp. PLC (United Kingdom)	(451,758)	(2,674,407)
Par Pacific Holdings, Inc.*	(18,055)	(262,520)
Pembina Pipeline Corp. (Canada)	(41,533)	(1,300,814)
Precision Drilling Corp. (Canada)*	(492,966)	(2,686,665)
RPC, Inc.	(37,709)	(747,015)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
SEACOR Holdings, Inc.*	(30,206)	$(2,153,084)
Suncor Energy, Inc. (Canada)	(97,359)	(3,182,666)
TransCanada Corp. (Canada)	(52,682)	(2,378,592)
US Silica Holdings, Inc.	(77,944)	(4,417,866)
Weatherford International PLC (Ireland)*	(383,474)	(1,913,535)
World Fuel Services Corp.	(16,503)	(757,653)

		(37,225,074)

Food & Staples Retailing — (1.4)%
Casey’s General Stores, Inc.	(6,166)	(733,014)
Performance Food Group Co.*	(26,275)	(630,600)
PriceSmart, Inc.	(15,898)	(1,327,483)
Rite Aid Corp.*	(685,284)	(5,646,740)
Smart & Final Stores, Inc.*	(87,661)	(1,236,020)
Sprouts Farmers Market, Inc.*	(142,335)	(2,692,978)
United Natural Foods, Inc.*	(30,553)	(1,457,989)

		(13,724,824)

Food, Beverage & Tobacco — (3.5)%
Amplify Snack Brands, Inc.*	(35,669)	(314,244)
B&G Foods, Inc.	(36,991)	(1,620,206)
Bunge Ltd. (Bermuda)	(96,501)	(6,971,232)
Calavo Growers, Inc.	(575)	(35,305)
Coca-Cola Bottling Co. Consolidated	(15,955)	(2,853,552)
Cott Corp. (Canada)	(34,000)	(385,220)
Darling Ingredients, Inc.*	(99,668)	(1,286,714)
Flowers Foods, Inc.	(6,519)	(130,184)
Hershey Co. (The)	(40,694)	(4,208,980)
JM Smucker Co. (The)	(629)	(80,550)
McCormick & Co., Inc., non-voting shares	(16,130)	(1,505,413)
MGP Ingredients, Inc.	(38,605)	(1,929,478)
Mondelez International, Inc., Class A	(49,195)	(2,180,814)
Monster Beverage Corp.*	(32,188)	(1,427,216)
Pinnacle Foods, Inc.	(3,199)	(170,987)
Snyder’s-Lance, Inc.	(62,383)	(2,391,751)
SunOpta, Inc. (Canada)*	(26,510)	(186,896)
Tootsie Roll Industries, Inc.	(19,754)	(785,222)
TreeHouse Foods, Inc.*	(44,393)	(3,204,731)
WhiteWave Foods Co. (The)*	(57,935)	(3,221,186)

		(34,889,881)

Health Care Equipment & Services — (6.1)%
Abaxis, Inc.	(169)	(8,918)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ABIOMED, Inc.*	(9,532)	$(1,074,066)
Aceto Corp.	(18,380)	(403,809)
Air Methods Corp.*	(7,360)	(234,416)
Amedisys, Inc.*	(25,290)	(1,078,113)
athenahealth, Inc.*	(3,618)	(380,505)
AtriCure, Inc.*	(19,213)	(375,998)
BioTelemetry, Inc.*	(17,466)	(390,365)
Capital Senior Living Corp.*	(34,142)	(547,979)
Cardiovascular Systems, Inc.*	(77,594)	(1,878,551)
Castlight Health, Inc., Class B*	(826)	(4,089)
Cerus Corp.*	(272,723)	(1,186,345)
Civitas Solutions, Inc.*	(393)	(7,821)
Cynosure, Inc., Class A*	(14,316)	(652,810)
DexCom, Inc.*	(53,351)	(3,185,055)
Diplomat Pharmacy, Inc.*	(102,299)	(1,288,967)
Endologix, Inc.*	(235,844)	(1,349,028)
Ensign Group, Inc. (The)	(84,480)	(1,876,301)
Envision Healthcare Corp.*	(79,549)	(5,034,656)
Evolent Health, Inc., Class A*	(90,886)	(1,345,113)
GenMark Diagnostics, Inc.*	(14,799)	(181,140)
Glaukos Corp.*	(28,651)	(982,729)
Insulet Corp.*	(81,911)	(3,086,406)
K2M Group Holdings, Inc.*	(80,903)	(1,621,296)
Medidata Solutions, Inc.*	(36,870)	(1,831,333)
Merit Medical Systems, Inc.*	(25,596)	(678,294)
National Healthcare Corp.	(1,972)	(149,458)
Neogen Corp.*	(2,722)	(179,652)
Nevro Corp.*	(34,427)	(2,501,466)
Novadaq Technologies, Inc. (Canada)*	(44,591)	(316,150)
Novocure Ltd. (Jersey)*	(52,873)	(415,053)
NuVasive, Inc.*	(6,442)	(433,933)
NxStage Medical, Inc.*	(58,034)	(1,521,071)
Omnicell, Inc.*	(34,460)	(1,168,194)
Patterson Cos., Inc.	(139,993)	(5,743,913)
Penumbra, Inc.*	(34,694)	(2,213,477)
PharMerica Corp.*	(43,397)	(1,091,435)
Providence Service Corp. (The)*	(4,693)	(178,569)
Quidel Corp.*	(30,244)	(647,826)
Spectranetics Corp. (The)*	(116,524)	(2,854,838)
Surgery Partners, Inc.*	(10,064)	(159,514)
Surgical Care Affiliates, Inc.*	(64,378)	(2,978,770)
Team Health Holdings, Inc.*	(123,485)	(5,365,423)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
US Physical Therapy, Inc.	(5,725)	$(401,895)
Vascular Solutions, Inc.*	(3,341)	(187,430)
Wright Medical Group NV (Netherlands)*	(55,870)	(1,283,893)
Zeltiq Aesthetics, Inc.*	(9,830)	(427,802)

		(60,903,865)

Household & Personal Products — (0.7)%
Clorox Co. (The)	(13,379)	(1,605,748)
Energizer Holdings, Inc.	(120,623)	(5,380,992)
Revlon, Inc., Class A*	(12,676)	(369,505)

		(7,356,245)

Materials — (6.5)%
Agrium, Inc. (Canada)	(22,642)	(2,276,653)
Albemarle Corp.	(52,909)	(4,554,407)
Avery Dennison Corp.	(23,842)	(1,674,185)
Axalta Coating Systems Ltd. (Bermuda)*	(1,496)	(40,691)
Balchem Corp.	(34,141)	(2,865,113)
Ball Corp.	(75,190)	(5,644,513)
CF Industries Holdings, Inc.	(153,715)	(4,838,948)
Deltic Timber Corp.	(3,057)	(235,603)
Domtar Corp.	(33,517)	(1,308,168)
Dow Chemical Co. (The)	(33,222)	(1,900,963)
Ecolab, Inc.	(12,470)	(1,461,733)
EI du Pont de Nemours & Co.	(19,161)	(1,406,417)
Flotek Industries, Inc.*	(177,235)	(1,664,237)
GCP Applied Technologies, Inc.*	(15,785)	(422,249)
Graphic Packaging Holding Co.	(346,549)	(4,324,932)
International Flavors & Fragrances, Inc.	(1,396)	(164,491)
Kronos Worldwide, Inc.	(64,709)	(772,625)
Methanex Corp. (Canada)	(102,405)	(4,485,339)
Mosaic Co. (The)	(40,312)	(1,182,351)
Multi Packaging Solutions International Ltd. (Bermuda)*	(1,556)	(22,189)
NewMarket Corp.	(2,122)	(899,388)
PH Glatfelter Co.	(35,817)	(855,668)
Potash Corp. of Saskatchewan, Inc. (Canada)	(234,493)	(4,241,978)
Quaker Chemical Corp.	(31)	(3,966)
Sensient Technologies Corp.	(19,250)	(1,512,665)
Silgan Holdings, Inc.	(15,536)	(795,132)
Summit Materials, Inc., Class A*	(1)	(18)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Tredegar Corp.	(3,898)	$(93,552)
US Concrete, Inc.*	(66,892)	(4,381,426)
Valvoline, Inc.	(55,050)	(1,183,575)
Westlake Chemical Corp.	(92,770)	(5,194,192)
WR Grace & Co.	(68,431)	(4,628,673)

		(65,036,040)

Media — (1.7)%
AMC Entertainment Holdings, Inc., Class A	(42,397)	(1,426,659)
Cable One, Inc.	(974)	(605,565)
Charter Communications, Inc., Class A*	(4,768)	(1,372,680)
Entravision Communications Corp., Class A	(6,663)	(46,641)
EW Scripps Co. (The), Class A*	(144,140)	(2,786,226)
Gannett Co., Inc.	(222,165)	(2,157,222)
Global Eagle Entertainment, Inc.*	(99,057)	(639,908)
Gray Television, Inc.*	(13,896)	(150,772)
John Wiley & Sons, Inc., Class A	(39,383)	(2,146,374)
Madison Square Garden Co. (The), Class A*	(5,697)	(977,092)
Meredith Corp.	(424)	(25,080)
National CineMedia, Inc.	(59,670)	(878,939)
New York Times Co. (The), Class A	(24,867)	(330,731)
Nexstar Broadcasting Group, Inc., Class A	(4,951)	(313,398)
Scholastic Corp.	(4,154)	(197,273)
Shaw Communications, Inc., Class B (Canada)	(58,123)	(1,165,947)
Sinclair Broadcast Group, Inc., Class A	(27,164)	(905,919)
Time, Inc.	(11,139)	(198,831)
World Wrestling Entertainment, Inc., Class A	(49,710)	(914,661)

		(17,239,918)

Pharmaceuticals, Biotechnology & Life Sciences — (5.0)%
Accelerate Diagnostics, Inc.*	(83,471)	(1,732,023)
Acceleron Pharma, Inc.*	(887)	(22,636)
Achillion Pharmaceuticals, Inc.*	(170,886)	(705,759)
Aclaris Therapeutics, Inc.*	(4,826)	(130,978)
Aerie Pharmaceuticals, Inc.*	(34,362)	(1,300,602)
Agios Pharmaceuticals, Inc.*	(27,919)	(1,165,060)
Albany Molecular Research, Inc.*	(41,960)	(787,170)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Alder Biopharmaceuticals, Inc.*	(69,444)	$(1,444,435)
Alnylam Pharmaceuticals, Inc.*	(7,613)	(285,031)
Amicus Therapeutics, Inc.*	(139,599)	(693,807)
Amphastar Pharmaceuticals, Inc.*	(10,923)	(201,202)
Axovant Sciences Ltd. (Bermuda)*	(1,823)	(22,642)
Bio-Rad Laboratories, Inc., Class A*	(12,633)	(2,302,743)
Bio-Techne Corp.	(17,614)	(1,811,248)
Bluebird Bio, Inc.*	(9,465)	(583,990)
Bruker Corp.	(45,899)	(972,141)
Cambrex Corp.*	(28,555)	(1,540,542)
Catalent, Inc.*	(8,132)	(219,239)
Charles River Laboratories International, Inc.*	(3,002)	(228,722)
Coherus Biosciences, Inc.*	(6,488)	(182,637)
Dermira, Inc.*	(54,709)	(1,659,324)
Epizyme, Inc.*	(25,441)	(307,836)
Foundation Medicine, Inc.*	(20,537)	(363,505)
Global Blood Therapeutics, Inc.*	(14,309)	(206,765)
Heron Therapeutics, Inc.*	(123,837)	(1,622,265)
Illumina, Inc.*	(23,928)	(3,063,741)
Impax Laboratories, Inc.*	(40,622)	(538,242)
Inovio Pharmaceuticals, Inc.*	(42,965)	(298,177)
Insmed, Inc.*	(85,929)	(1,136,841)
Intercept Pharmaceuticals, Inc.*	(6,978)	(758,160)
Intra-Cellular Therapies, Inc.*	(108,074)	(1,630,837)
Juno Therapeutics, Inc.*	(32,469)	(612,041)
Kite Pharma, Inc.*	(22,027)	(987,691)
Luminex Corp.*	(23,922)	(483,942)
MacroGenics, Inc.*	(16,064)	(328,348)
Mallinckrodt PLC (Ireland)*	(3,692)	(183,935)
Medicines Co. (The)*	(87,026)	(2,953,662)
Momenta Pharmaceuticals, Inc.*	(89,737)	(1,350,542)
Mylan NV (Netherlands)*	(11,032)	(420,871)
Nektar Therapeutics*	(225,743)	(2,769,867)
NeoGenomics, Inc.*	(87,988)	(754,057)
Pacific Biosciences of California, Inc.*	(226,843)	(862,003)
Portola Pharmaceuticals, Inc.*	(74,995)	(1,682,888)
Prothena Corp. PLC (Ireland)*	(305)	(15,003)
Puma Biotechnology, Inc.*	(13,348)	(409,784)
QIAGEN NV (Netherlands)*	(93,637)	(2,623,709)
Radius Health, Inc.*	(810)	(30,804)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Revance Therapeutics, Inc.*	(20,853)	$(431,657)
Synergy Pharmaceuticals, Inc.*	(85,144)	(518,527)
TherapeuticsMD, Inc.*	(300,178)	(1,732,027)
Theravance Biopharma, Inc. (Cayman Islands)*	(66,465)	(2,118,904)
Valeant Pharmaceuticals International, Inc. (Canada)*	(59,967)	(870,721)

		(50,059,283)

Retailing — (4.8)%
1-800-Flowers.com, Inc., Class A*	(12,648)	(135,334)
Barnes & Noble, Inc.	(97,914)	(1,091,741)
Big Lots, Inc.	(48,228)	(2,421,528)
CarMax, Inc.*	(72,709)	(4,681,732)
Cato Corp. (The), Class A	(1,713)	(51,527)
Core-Mark Holding Co., Inc.	(47,413)	(2,042,078)
CST Brands, Inc.	(110,386)	(5,315,086)
Dollar Tree, Inc.*	(12,888)	(994,696)
Five Below, Inc.*	(18,465)	(737,861)
Fred’s, Inc., Class A	(3,593)	(66,686)
Genesco, Inc.*	(48,183)	(2,992,164)
Groupon, Inc.*	(957,157)	(3,177,761)
Guess?, Inc.	(273,722)	(3,312,036)
Hibbett Sports, Inc.*	(4,851)	(180,942)
JC Penney Co., Inc.*	(141,743)	(1,177,884)
L Brands, Inc.	(12,519)	(824,251)
Lithia Motors, Inc., Class A	(33,907)	(3,283,215)
LKQ Corp.*	(30,735)	(942,028)
Monro Muffler Brake, Inc.	(26,419)	(1,511,167)
Murphy USA, Inc.*	(14,071)	(864,944)
Netflix, Inc.*	(7,147)	(884,799)
Ollie’s Bargain Outlet Holdings, Inc.*	(35,446)	(1,008,439)
Pier 1 Imports, Inc.	(104,371)	(891,328)
RH*	(7,130)	(218,891)
Shoe Carnival, Inc.	(230)	(6,205)
Shutterfly, Inc.*	(46,751)	(2,345,965)
Sonic Automotive, Inc., Class A	(16,558)	(379,178)
Tile Shop Holdings, Inc.*	(59,820)	(1,169,481)
Wayfair, Inc., Class A*	(124,036)	(4,347,462)
Zumiez, Inc.*	(32,764)	(715,893)

		(47,772,302)

Semiconductors & Semiconductor Equipment — (2.5)%
Applied Micro Circuits Corp.*	(27,667)	(228,253)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Brooks Automation, Inc.	(49,891)	$(851,639)
Cavium, Inc.*	(57,128)	(3,567,072)
Cirrus Logic, Inc.*	(11,901)	(672,883)
Cree, Inc.*	(105,270)	(2,778,075)
Diodes, Inc.*	(8,014)	(205,719)
First Solar, Inc.*	(140,058)	(4,494,461)
FormFactor, Inc.*	(71,770)	(803,824)
Impinj, Inc.*	(10,131)	(358,030)
Lattice Semiconductor Corp.*	(236,205)	(1,738,469)
MACOM Technology Solutions Holdings, Inc.*	(5,603)	(259,307)
Micron Technology, Inc.*	(29,270)	(641,598)
MKS Instruments, Inc.	(9,500)	(564,300)
NeoPhotonics Corp.*	(42,018)	(454,215)
ON Semiconductor Corp.*	(372,619)	(4,754,618)
PDF Solutions, Inc.*	(33)	(744)
Tessera Holding Corp.	(21,378)	(944,908)
Veeco Instruments, Inc.*	(68,064)	(1,984,066)

		(25,302,181)

Software & Services — (9.3)%
2U, Inc.*	(7,112)	(214,427)
8x8, Inc.*	(16,806)	(240,326)
ACI Worldwide, Inc.*	(93,659)	(1,699,911)
Acxiom Corp.*	(103,372)	(2,770,370)
Alliance Data Systems Corp.	(23,711)	(5,417,964)
Apptio, Inc., Class A*	(11,928)	(221,026)
Autodesk, Inc.*	(28,818)	(2,132,820)
Benefitfocus, Inc.*	(20,719)	(615,354)
Black Knight Financial Services, Inc., Class A*	(31,740)	(1,199,772)
Blackhawk Network Holdings, Inc.*	(123,510)	(4,653,239)
Blackline, Inc.*	(11,558)	(319,348)
Bottomline Technologies de, Inc.*	(12,407)	(310,423)
Box, Inc., Class A*	(150,496)	(2,085,875)
CACI International, Inc., Class A*	(2,787)	(346,424)
Callidus Software, Inc.*	(96,189)	(1,615,975)
Computer Sciences Corp.	(24,766)	(1,471,596)
CoreLogic, Inc.*	(3,558)	(131,041)
Coupa Software, Inc.*	(12,689)	(317,352)
FireEye, Inc.*	(329,385)	(3,919,682)
Forrester Research, Inc.	(3,322)	(142,680)
Gartner, Inc.*	(22,315)	(2,255,377)
Global Payments, Inc.	(18,036)	(1,251,879)
Gogo, Inc.*	(181,079)	(1,669,548)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Hortonworks, Inc.*	(72,476)	$(602,276)
HubSpot, Inc.*	(39,363)	(1,850,061)
Imperva, Inc.*	(87,723)	(3,368,563)
Instructure, Inc.*	(28,163)	(550,587)
Leidos Holdings, Inc.	(82,608)	(4,224,573)
MINDBODY, Inc., Class A*	(18,578)	(395,711)
New Relic, Inc.*	(69,605)	(1,966,341)
Pandora Media, Inc.*	(428,918)	(5,593,091)
Paylocity Holding Corp.*	(10,247)	(307,512)
PayPal Holdings, Inc.*	(36,292)	(1,432,445)
PROS Holdings, Inc.*	(50,021)	(1,076,452)
Q2 Holdings, Inc.*	(23,962)	(691,304)
Quotient Technology, Inc.*	(13,068)	(140,481)
Rapid7, Inc.*	(22,865)	(278,267)
RealPage, Inc.*	(11,427)	(342,810)
RingCentral, Inc., Class A*	(62,646)	(1,290,508)
Sabre Corp.	(193,423)	(4,825,904)
salesforce.com, Inc.*	(1,844)	(126,240)
SecureWorks Corp., Class A*	(15,818)	(167,513)
Silver Spring Networks, Inc.*	(128)	(1,704)
Splunk, Inc.*	(59,305)	(3,033,451)
Square, Inc., Class A*	(308,570)	(4,205,809)
Synchronoss Technologies, Inc.*	(22,941)	(878,640)
Tableau Software, Inc., Class A*	(42,623)	(1,796,559)
TeleTech Holdings, Inc.	(1,370)	(41,785)
TrueCar, Inc.*	(121,081)	(1,513,512)
Twitter, Inc.*	(223,760)	(3,647,288)
Vantiv, Inc., Class A*	(16,881)	(1,006,445)
Varonis Systems, Inc.*	(4,741)	(127,059)
Verint Systems, Inc.*	(15,125)	(533,156)
Virtusa Corp.*	(32,665)	(820,545)
Workday, Inc., Class A*	(49,238)	(3,254,139)
Workiva, Inc.*	(20,916)	(285,503)
Zendesk, Inc.*	(112,755)	(2,390,406)
Zynga, Inc., Class A*	(2,163,319)	(5,559,730)

		(93,328,779)

Technology Hardware & Equipment — (5.0)%
Arista Networks, Inc.*	(12,210)	(1,181,562)
CalAmp Corp.*	(5,158)	(74,791)
Celestica, Inc. (Canada)*	(47,421)	(561,939)
Cognex Corp.	(7,444)	(473,587)
Coherent, Inc.*	(1,445)	(198,521)
Cray, Inc.*	(88,449)	(1,830,894)
Diebold, Inc.	(103,384)	(2,600,108)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
EchoStar Corp., Class A*	(37,229)	$(1,913,198)
ePlus, Inc.*	(10,280)	(1,184,256)
Extreme Networks, Inc.*	(12,293)	(61,834)
Fitbit, Inc., Class A*	(162,662)	(1,190,686)
Infinera Corp.*	(296,117)	(2,514,033)
Insight Enterprises, Inc.*	(13,613)	(550,510)
InvenSense, Inc.*	(201,091)	(2,571,954)
IPG Photonics Corp.*	(15,548)	(1,534,743)
Ixia*	(37,510)	(603,911)
Jabil Circuit, Inc.	(162,539)	(3,847,298)
Knowles Corp.*	(3,189)	(53,288)
Mitel Networks Corp. (Canada)*	(14,098)	(95,866)
National Instruments Corp.	(13,571)	(418,258)
NetScout Systems, Inc.*	(36,974)	(1,164,681)
Nimble Storage, Inc.*	(128,306)	(1,016,184)
Oclaro, Inc.*	(31,403)	(281,057)
OSI Systems, Inc.*	(18,286)	(1,391,930)
Palo Alto Networks, Inc.*	(27,627)	(3,454,756)
Pure Storage, Inc., Class A*	(95,892)	(1,084,539)
Stratasys Ltd. (Israel)*	(62,374)	(1,031,666)
Super Micro Computer, Inc.*	(14,671)	(411,522)
SYNNEX Corp.	(5,905)	(714,623)
Tech Data Corp.*	(23,035)	(1,950,604)
Trimble, Inc.*	(134,681)	(4,060,632)
Universal Display Corp.*	(71,437)	(4,021,903)
VeriFone Systems, Inc.*	(117,737)	(2,087,477)
ViaSat, Inc.*	(65,348)	(4,327,345)

		(50,460,156)

Telecommunication Services — (1.0)%
ATN International, Inc.	(21,429)	(1,717,106)
Cincinnati Bell, Inc.*	(49,918)	(1,115,667)
Consolidated Communications Holdings, Inc.	(5,066)	(136,022)
Frontier Communications Corp.	(401,786)	(1,358,037)
Globalstar, Inc.*	(80,184)	(126,691)
Iridium Communications, Inc.*	(199,451)	(1,914,730)
ORBCOMM, Inc.*	(89,676)	(741,621)
Shenandoah Telecommunications Co.	(37,222)	(1,016,161)
Windstream Holdings, Inc.	(219,163)	(1,606,465)

		(9,732,500)

Transportation — (2.3)%
Air Transport Services Group, Inc.*	(57,450)	(916,902)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Allegiant Travel Co.	(11,411)	$(1,898,790)
ArcBest Corp.	(18,538)	(512,576)
Atlas Air Worldwide Holdings, Inc.*	(56,538)	(2,948,457)
Canadian National Railway Co. (Canada)	(27,926)	(1,882,212)
Canadian Pacific Railway Ltd. (Canada)	(6,311)	(901,021)
Echo Global Logistics, Inc.*	(27,264)	(682,963)
Hub Group, Inc., Class A*	(609)	(26,644)
Kirby Corp.*	(5,048)	(335,692)
Knight Transportation, Inc.	(28,557)	(943,809)
Marten Transport Ltd.	(753)	(17,545)
Saia, Inc.*	(19,507)	(861,234)
SkyWest, Inc.	(77,811)	(2,836,211)
Spirit Airlines, Inc.*	(62,970)	(3,643,444)
Werner Enterprises, Inc.	(175,602)	(4,732,474)

		(23,139,974)

TOTAL COMMON STOCK (Proceeds $738,135,781)		(740,029,117)

TOTAL SECURITES SOLD SHORT - (73.9)%		(740,029,117)

(Proceeds $738,135,781)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		10,033,623

NET ASSETS - 100.0%		$1,001,086,975

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $336,864,119.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,538,931,924	***

Gross unrealized appreciation	$213,192,162
Gross unrealized depreciation	(21,041,617)

Net unrealized appreciation	$192,150,545

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 182.8%
COMMON STOCKS — 182.8%
Automobiles & Components — 4.4%
BorgWarner, Inc.(a)	2,154	$84,954
Delphi Automotive PLC (Jersey)†(a)	2,742	184,674
General Motors Co.†(a)	15,410	536,884
Goodyear Tire & Rubber Co. (The)(b)	2,639	81,466
Harley-Davidson, Inc.(b)	1,789	104,370

		992,348

Capital Goods — 21.6%
3M Co.†	493	88,035
Allegion PLC (Ireland)	966	61,824
AMETEK, Inc.†(a)	1,474	71,636
Arconic, Inc.(b)	4,839	89,715
Boeing Co. (The)(b)	5,399	840,516
Caterpillar, Inc.†(b)	3,803	352,690
Cummins, Inc.(b)	1,694	231,519
Dover Corp.†	98	7,343
Eaton Corp. PLC (Ireland)(a)	961	64,474
Emerson Electric Co.†(a)	6,499	362,319
Flowserve Corp.†	242	11,628
Fortune Brands Home & Security, Inc.(b)	1,559	83,344
Honeywell International, Inc.†	2,619	303,411
Illinois Tool Works, Inc.(b)	957	117,194
Ingersoll-Rand PLC (Ireland)†	2,611	195,929
Jacobs Engineering Group, Inc.(a)*	1,223	69,711
L-3 Communications Holdings, Inc.†	394	59,931
Lockheed Martin Corp.†	1,030	257,438
Masco Corp.†	3,281	103,745
PACCAR, Inc.(a)	1,306	83,453
Parker-Hannifin Corp.(a)(b)	1,336	187,040
Pentair PLC (Ireland)(a)(b)	1,199	67,228
Quanta Services, Inc.†(a)*	920	32,062
Raytheon Co.	78	11,076
Rockwell Automation, Inc.†	92	12,365
Rockwell Collins, Inc.(b)	1,317	122,165
Snap-on, Inc.†(a)(b)	586	100,364
Stanley Black & Decker, Inc.†(a)	1,272	145,886
Textron, Inc.†	534	25,931
United Rentals, Inc.†(a)*	795	83,936
United Technologies Corp.†	4,020	440,672
WW Grainger, Inc.(b)	602	139,814
Xylem, Inc.†	134	6,636

		4,831,030

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.7%
Cintas Corp.(a)	139	$16,063
Dun & Bradstreet Corp. (The)(a)	302	36,639
Pitney Bowes, Inc.†(a)(b)	1,877	28,512
Robert Half International, Inc.†(a)(b)	1,303	63,560
Waste Management, Inc.†	3,475	246,412

		391,186

Consumer Durables & Apparel — 3.3%
DR Horton, Inc.†	17	465
Garmin Ltd. (Switzerland)(b)	1,905	92,373
Hanesbrands, Inc.(b)	3,820	82,397
Harman International Industries, Inc.(a)	705	78,368
Leggett & Platt, Inc.†(a)(b)	1,351	66,037
Michael Kors Holdings Ltd. (British Virgin Islands)†*	671	28,840
Mohawk Industries, Inc.(a)*	749	149,560
PVH Corp.†(a)	808	72,914
Ralph Lauren Corp.(a)	821	74,153
Whirlpool Corp.†(a)	523	95,066

		740,173

Consumer Services — 2.5%
Carnival Corp. (Panama)	3,241	168,726
Darden Restaurants, Inc.†(a)(b)	1,157	84,137
McDonald’s Corp.	14	1,704
Wyndham Worldwide Corp.(a)	1,089	83,167
Yum! Brands, Inc.(b)	3,353	212,346

		550,080

Diversified Financials — 4.5%
Affiliated Managers Group, Inc.†*	142	20,633
BlackRock, Inc.†	629	239,360
CME Group, Inc.†(a)	1,421	163,912
Invesco, Ltd. (Bermuda)(a)	366	11,104
Moody’s Corp.†(a)(b)	1,932	182,130
Nasdaq, Inc.†(a)	1,549	103,969
S&P Global, Inc.†(a)	2,590	278,529

		999,637

Energy — 5.1%
Anadarko Petroleum Corp.†	2,382	166,097
Helmerich & Payne, Inc.(b)	83	6,424
Kinder Morgan, Inc.†	22,567	467,363
Murphy Oil Corp.(b)	1,741	54,197
National Oilwell Varco, Inc.(a)(b)	21	786
Phillips 66	371	32,058

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Range Resources Corp.	865	$29,721
Southwestern Energy Co.(b)*	5,747	62,183
Transocean Ltd. (Switzerland)(b)*	29	427
Valero Energy Corp.†(a)(b)	4,581	312,974

		1,132,230

Food & Staples Retailing — 9.8%
CVS Health Corp.†(a)	10,658	841,023
Walgreens Boots Alliance, Inc.†	9,920	820,979
Wal-Mart Stores, Inc.†	7,847	542,385

		2,204,387

Food, Beverage & Tobacco — 10.5%
Altria Group, Inc.†	10,229	691,685
Archer-Daniels-Midland Co.†	262	11,960
Coca-Cola Co. (The)†	8,104	335,992
ConAgra Foods, Inc.†	4,426	175,048
Dr Pepper Snapple Group, Inc.†	1,857	168,374
Hershey Co. (The)†	96	9,929
Hormel Foods Corp.(b)	5,320	185,189
PepsiCo, Inc.†	414	43,317
Philip Morris International, Inc.†(b)	5,222	477,761
Reynolds American, Inc.†	471	26,395
Tyson Foods, Inc., Class A†	3,650	225,132

		2,350,782

Health Care Equipment & Services — 18.9%
Abbott Laboratories†(b)	4,948	190,053
Aetna, Inc.†(a)	3,548	439,988
Anthem, Inc.†(a)	2,663	382,860
Baxter International, Inc.†(a)	5,499	243,826
Centene Corp.†(a)*	1,728	97,649
Cigna Corp.†(a)	2,596	346,280
Cooper Cos., Inc. (The)	8	1,399
CR Bard, Inc.†	15	3,370
Danaher Corp.†(a)(b)	5,060	393,870
DaVita, Inc.(a)*	2,029	130,262
Express Scripts Holding Co.†(a)*	6,364	437,780
HCA Holdings, Inc.†*	97	7,180
Henry Schein, Inc.†*	807	122,430
Humana, Inc.†(a)	1,508	307,677
Laboratory Corp. of America Holdings†(a)*	1,071	137,495
McKesson Corp.†(a)	2,285	320,928
Quest Diagnostics, Inc.†(a)	1,402	128,844
UnitedHealth Group, Inc.†	2,193	350,968

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B†(a)	980	$104,252
Varian Medical Systems, Inc.(b)*	947	85,022

		4,232,133

Household & Personal Products — 2.3%
Church & Dwight Co., Inc.(b)	2,115	93,462
Kimberly-Clark Corp.†(a)	3,620	413,114

		506,576

Insurance — 2.1%
Aon PLC (United Kingdom)†	1,093	121,902
Marsh & McLennan Cos., Inc.†	5,237	353,969

		475,871

Materials — 9.2%
Avery Dennison Corp.†	64	4,494
Dow Chemical Co. (The)†	1,943	111,178
Eastman Chemical Co.†(b)	1,484	111,612
Ecolab, Inc.†	24	2,813
El du Pont de Nemours & Co.†	3,169	232,605
FMC Corp.†	922	52,148
Freeport-McMoRan, Inc.(b)*	13,765	181,560
International Flavors & Fragrances, Inc.†(b)	430	50,667
International Paper Co.†	1,427	75,717
LyondellBasell Industries NV, Class A (Netherlands)	234	20,073
Martin Marietta Materials, Inc.(b)	322	71,333
Monsanto Co.†(a)	3,018	317,524
Newmont Mining Corp.(b)	5,366	182,820
Nucor Corp.†	255	15,178
PPG Industries, Inc.†(a)	2,669	252,914
Sherwin-Williams Co. (The)†(a)	939	252,347
WestRock Co.†(a)	2,528	128,347

		2,063,330

Media — 9.2%
CBS Corp., Class B, non-voting shares†(a)(b)	2,581	164,203
Comcast Corp., Class A†	673	46,471
Discovery Communications, Inc., Class A(a)(b)*	5,989	164,159
Interpublic Group of Cos., Inc. (The)(b)	4,013	93,944
News Corp., Class A†(a)	5,876	67,339
Omnicom Group, Inc.	2,384	202,902

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Scripps Networks Interactive, Inc., Class A(a)(b)	1,305	$93,138
TEGNA, Inc.(a)	2,168	46,374
Time Warner, Inc.†	3,270	315,653
Twenty-First Century Fox, Inc., Class A†(a)(b)	18,759	526,002
Viacom, Inc., Class B	4,012	140,821
Walt Disney Co. (The)†	1,981	206,460

		2,067,466

Pharmaceuticals, Biotechnology & Life Sciences — 17.4%
AbbVie, Inc.†(a)(b)	13,629	853,448
Amgen, Inc.†	3,006	439,507
Biogen, Inc.†(a)(b)*	2,191	621,324
Gilead Sciences, Inc.†(a)	11,500	823,515
Johnson & Johnson†(a)	6,712	773,290
Merck & Co., Inc.†	4,508	265,386
Pfizer, Inc.†	3,723	120,923

		3,897,393

Real Estate — 0.0%
Extra Space Storage, Inc., REIT(b)	107	8,265
Weyerhaeuser Co., REIT	1	30

		8,295

Retailing — 16.9%
AutoZone, Inc.(b)*	294	232,198
Bed Bath & Beyond, Inc.(a)(b)	1,538	62,504
Best Buy Co., Inc.(a)(b)	3,153	134,539
Dollar General Corp.(a)(b)	2,818	208,729
Foot Locker, Inc.(a)(b)	1,158	82,091
Gap, Inc. (The)(a)(b)	4,034	90,523
Genuine Parts Co.†(a)	1,503	143,597
Home Depot, Inc. (The)†	5,363	719,071
Kohl’s Corp.(b)	1,790	88,390
Lowe’s Cos., Inc.(a)	5,088	361,859
Nordstrom, Inc.	1,731	82,967
Priceline Group, Inc. (The)†*	279	409,031
Ross Stores, Inc.†(a)	3,279	215,102
Staples, Inc.	6,577	59,522
Target Corp.(a)(b)	5,713	412,650
TJX Cos., Inc. (The)(a)	6,135	460,923
Urban Outfitters, Inc.(a)(b)*	1,175	33,464

		3,797,160

Semiconductors & Semiconductor Equipment — 13.4%
Analog Devices, Inc.†(a)	2,267	164,630

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Applied Materials, Inc.†(a)(b)	10,929	$352,679
Intel Corp.†(a)	5,843	211,926
KLA-Tencor Corp.†	1,581	124,393
Lam Research Corp.†	1,843	194,860
Linear Technology Corp.(a)	2,010	125,324
NVIDIA Corp.(a)(b)	3,760	401,342
Qorvo, Inc.†*	429	22,621
QUALCOMM, Inc.†	12,541	817,673
Skyworks Solutions, Inc.†(b)	687	51,291
Texas Instruments, Inc.†	5,087	371,198
Xilinx, Inc.†(a)	2,537	153,159

		2,991,096

Software & Services — 5.8%
Accenture PLC, Class A (Ireland)†	696	81,523
Akamai Technologies, Inc.†(a)*	752	50,143
CA, Inc.†(a)(b)	4,177	132,703
CSRA, Inc.(a)(b)	1,653	52,632
eBay, Inc.†*	9,965	295,861
International Business Machines Corp.†	2,116	351,235
Oracle Corp.†	1,420	54,599
Symantec Corp.(a)	2,998	71,622
Teradata Corp.(b)*	1,312	35,647
VeriSign, Inc.(b)*	758	57,661
Western Union Co. (The)(a)(b)	4,905	106,537

		1,290,163

Technology Hardware & Equipment — 12.2%
Amphenol Corp., Class A†	258	17,338
Apple, Inc.†	3,242	375,488
Cisco Systems, Inc.†	27,841	841,355
Corning, Inc.†	2,011	48,807
F5 Networks, Inc.†(a)*	640	92,621
FLIR Systems, Inc.(a)	1,376	49,797
Harris Corp.†(a)	1,254	128,497
Hewlett Packard Enterprise Co.†(a)	14,541	336,479
HP, Inc.†	17,237	255,797
Juniper Networks, Inc.†	3,845	108,660
Motorola Solutions, Inc.†(b)	948	78,580
NetApp, Inc.†(a)	1,207	42,571
Seagate Technology PLC (Ireland)(b)	2,985	113,937
TE Connectivity Ltd. (Switzerland)(a)	3,644	252,456

		2,742,383

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 5.0%
AT&T, Inc.†	5,898	$250,799
CenturyLink, Inc.(a)(b)	5,526	131,408
Verizon Communications, Inc.†(a)	13,738	733,334

		1,115,541

Transportation — 6.2%
Alaska Air Group, Inc.(a)	1,247	110,646
American Airlines Group, Inc.(b)	1,887	88,104
Delta Air Lines, Inc.†(a)	7,445	366,220
Expeditors International of Washington, Inc.†(a)(b)	1,822	96,493
Southwest Airlines Co.†(a)	6,223	310,154
Union Pacific Corp.†	75	7,776
United Continental Holdings, Inc.†*	3,214	234,236
United Parcel Service, Inc., Class B†(a)	1,569	179,870

		1,393,499

Utilities — 0.8%
Entergy Corp.†	1,810	132,981
NRG Energy, Inc.†(a)	3,189	39,097

		172,078

TOTAL COMMON STOCKS (Cost $37,647,921)		40,944,837

TOTAL LONG POSITIONS - 182.8%		40,944,837

(Cost $37,647,921)**

SHORT POSITIONS — (85.1)%
COMMON STOCKS — (85.1)%
Banks — (3.1)%
Bank of America Corp.	(6,327)	$(139,827)
Citigroup, Inc.	(4,572)	(271,714)
Comerica, Inc.	(390)	(26,563)
Fifth Third Bancorp.	(3,551)	(95,770)
People’s United Financial, Inc.	(76)	(1,471)
PNC Financial Services Group, Inc. (The)	(843)	(98,597)
Regions Financial Corp.	(1,809)	(25,977)
Wells Fargo & Co.	(562)	(30,972)

		(690,891)

Capital Goods — (3.4)%
Deere & Co.	(1,479)	(152,396)
Fastenal Co.	(1,358)	(63,799)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fluor Corp.	(654)	$(34,348)
General Dynamics Corp.	(1,431)	(247,076)
General Electric Co.	(351)	(11,092)
Johnson Controls International PLC (Ireland)	(4,397)	(181,095)
TransDigm Group, Inc.	(249)	(61,991)

		(751,797)

Commercial & Professional Services — (0.8)%
Equifax, Inc.	(294)	(34,760)
Nielsen Holdings PLC (United Kingdom)	(1,368)	(57,388)
Stericycle, Inc.*	(219)	(16,872)
Verisk Analytics, Inc.*	(791)	(64,205)

		(173,225)

Consumer Durables & Apparel — (2.7)%
Coach, Inc.	(1,312)	(45,946)
Hasbro, Inc.	(587)	(45,663)
Mattel, Inc.	(1,607)	(44,273)
Newell Brands, Inc.	(2,267)	(101,222)
NIKE, Inc., Class B	(4,195)	(213,232)
Under Armour, Inc., Class A*	(2,024)	(58,797)
VF Corp.	(1,944)	(103,712)

		(612,845)

Consumer Services — (1.9)%
Chipotle Mexican Grill, Inc.*	(136)	(51,315)
Marriott International, Inc., Class A	(1,835)	(151,718)
Royal Caribbean Cruises Ltd. (Liberia)	(1,008)	(82,696)
Starbucks Corp.	(1,804)	(100,158)
Wynn Resorts Ltd.	(478)	(41,352)

		(427,239)

Diversified Financials — (3.3)%
American Express Co.	(2,642)	(195,719)
Ameriprise Financial, Inc.	(736)	(81,652)
Bank of New York Mellon Corp. (The)	(843)	(39,941)
Berkshire Hathaway Inc., Class B*	(753)	(122,724)
E*TRADE Financial Corp.*	(588)	(20,374)
Franklin Resources, Inc.	(2,681)	(106,114)
Navient Corp.	(1,425)	(23,413)
Northern Trust Corp.	(165)	(14,693)
State Street Corp.	(1,172)	(91,088)
T Rowe Price Group, Inc.	(531)	(39,963)

		(735,681)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (12.1)%
Apache Corp.	(1,781)	$(113,040)
Baker Hughes, Inc.	(1,987)	(129,095)
Cabot Oil & Gas Corp.	(2,185)	(51,042)
Chesapeake Energy Corp.*	(3,642)	(25,567)
Chevron Corp.	(996)	(117,229)
Cimarex Energy Co	(446)	(60,611)
Concho Resources, Inc.*	(667)	(88,444)
ConocoPhillips	(5,822)	(291,915)
Devon Energy Corp.	(2,460)	(112,348)
EOG Resources, Inc.	(2,561)	(258,917)
EQT Corp.	(811)	(53,039)
Exxon Mobil Corp.	(2,609)	(235,488)
FMC Technologies, Inc.*	(1,060)	(37,662)
Halliburton Co.	(3,008)	(162,703)
Hess Corp.	(1,488)	(92,687)
Marathon Oil Corp.	(3,981)	(68,911)
Newfield Exploration Co.*	(934)	(37,827)
Occidental Petroleum Corp.	(2,441)	(173,872)
Pioneer Natural Resources Co.	(117)	(21,068)
Schlumberger Ltd. (Curacao)	(4,688)	(393,558)
Spectra Energy Corp.	(3,296)	(135,433)
Tesoro Corp.	(555)	(48,535)

		(2,708,991)

Food & Staples Retailing — (3.0)%
Costco Wholesale Corp.	(2,055)	(329,026)
Kroger Co. (The)	(4,389)	(151,464)
Sysco Corp.	(2,473)	(136,930)
Whole Foods Market, Inc.	(1,495)	(45,986)

		(663,406)

Food, Beverage & Tobacco — (5.3)%
Brown-Forman Corp., Class B	(1,858)	(83,461)
Campbell Soup Co.	(1,219)	(73,713)
General Mills, Inc.	(520)	(32,120)
JM Smucker Co. (The)	(547)	(70,049)
Kellogg Co.	(785)	(57,862)
Kraft Heinz Co. (The)	(2,426)	(211,838)
McCormick & Co., Inc., non-voting shares	(592)	(55,251)
Mead Johnson Nutrition Co.	(869)	(61,490)
Molson Coors Brewing Co., Class B	(1,010)	(98,283)
Mondelez International, Inc., Class A	(7,220)	(320,063)
Monster Beverage Corp.*	(2,684)	(119,009)

		(1,183,139)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (4.7)%
Becton Dickinson and Co.	(626)	$(103,634)
Boston Scientific Corp.*	(2,721)	(58,855)
Cerner Corp.*	(1,654)	(78,350)
DENTSPLY SIRONA, Inc.	(1,088)	(62,810)
Edwards Lifesciences Corp.*	(994)	(93,138)
Envision Healthcare Corp.*	(256)	(16,202)
Hologic, Inc.*	(1,306)	(52,397)
Intuitive Surgical, Inc.*	(72)	(45,660)
Medtronic PLC (Ireland)	(3,125)	(222,594)
Patterson Cos., Inc.	(455)	(18,669)
St Jude Medical, Inc.	(547)	(43,864)
Stryker Corp.	(1,342)	(160,785)
Zimmer Biomet Holdings, Inc.	(940)	(97,008)

		(1,053,966)

Household & Personal Products — (2.1)%
Colgate-Palmolive Co.	(1,472)	(96,328)
Coty, Inc., Class A	(1,580)	(28,930)
Estee Lauder Cos., Inc. (The), Class A	(1,766)	(135,081)
Procter & Gamble Co. (The)	(2,481)	(208,602)

		(468,941)

Insurance — (3.5)%
Allstate Corp. (The)	(556)	(41,211)
American International Group, Inc.	(158)	(10,319)
Assurant, Inc.	(273)	(25,351)
Hartford Financial Services Group, Inc. (The)	(1,420)	(67,663)
Lincoln National Corp.	(1,074)	(71,174)
Loews Corp.	(948)	(44,395)
MetLife, Inc.	(4,054)	(218,470)
Principal Financial Group, Inc.	(1,353)	(78,285)
Torchmark Corp.	(91)	(6,712)
Travelers Cos, Inc. (The)	(425)	(52,028)
Unum Group.	(1,088)	(47,796)
Willis Towers Watson PLC (Ireland)	(644)	(78,748)
XL Group Ltd. (Bermuda)	(1,271)	(47,357)

		(789,509)

Materials — (2.7)%
Air Products & Chemicals, Inc.	(1,022)	(146,984)
Albemarle Corp.	(528)	(45,450)
Ball Corp.	(822)	(61,708)
CF Industries Holdings, Inc.	(1,095)	(34,471)
Mosaic Co. (The)	(1,645)	(48,248)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Praxair, Inc.	(1,342)	$(157,269)
Sealed Air Corp.	(909)	(41,214)
Vulcan Materials Co.	(621)	(77,718)

		(613,062)

Media — (1.6)%
Charter Communications, Inc., Class A*	(1,271)	(365,946)

Pharmaceuticals, Biotechnology & Life Sciences — (5.1)%
Alexion Pharmaceuticals, Inc.*	(1,053)	(128,835)
Allergan PLC (Ireland)*	(1)	(197)
Bristol-Myers Squibb Co.	(466)	(27,233)
Eli Lilly & Co.	(89)	(6,546)
Endo International PLC (Ireland)*	(1,046)	(17,228)
Illumina, Inc.*	(689)	(88,220)
Mallinckrodt PLC (Ireland)*	(297)	(14,797)
Mettler-Toledo International, Inc.*	(123)	(51,483)
Mylan NV (Netherlands)*	(2,514)	(95,909)
PerkinElmer, Inc.	(515)	(26,857)
Perrigo Co. PLC (Ireland)	(673)	(56,014)
Regeneron Pharmaceuticals, Inc.*	(557)	(204,469)
Thermo Fisher Scientific, Inc.	(1,436)	(202,620)
Vertex Pharmaceuticals, Inc.*	(1,197)	(88,183)
Zoetis, Inc.	(2,322)	(124,297)

		(1,132,888)

Real Estate — (5.4)%
American Tower Corp., REIT	(2,000)	(211,360)
Apartment Investment & Management Co., Class A, REIT	(738)	(33,542)
Boston Properties, Inc., REIT	(723)	(90,939)
Crown Castle International Corp., REIT	(1,586)	(137,617)
Equinix, Inc., REIT	(335)	(119,736)
Equity Residential, REIT	(1,719)	(110,635)
General Growth Properties, Inc., REIT	(4,143)	(103,492)
HCP, Inc., REIT	(2,199)	(65,354)
Host Hotels & Resorts, Inc., REIT	(3,469)	(65,356)
Iron Mountain, Inc., REIT	(1,237)	(40,178)
Kimco Realty Corp., REIT	(1,998)	(50,270)
Macerich Co. (The), REIT	(677)	(47,959)
Simon Property Group, Inc., REIT	(37)	(6,574)
SL Green Realty Corp., REIT	(472)	(50,764)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Vornado Realty Trust, REIT	(692)	$(72,224)

		(1,206,000)

Retailing — (6.0)%
Advance Auto Parts, Inc.	(347)	(58,685)
Amazon.com, Inc.*	(509)	(381,684)
CarMax, Inc.*	(897)	(57,758)
Dollar Tree, Inc.*	(1,108)	(85,515)
Expedia, Inc.	(727)	(82,355)
L Brands, Inc.	(1,344)	(88,489)
LKQ Corp.*	(1,445)	(44,289)
Macy’s, Inc.	(1,436)	(51,423)
Netflix, Inc.*	(2,016)	(249,581)
O’Reilly Automotive, Inc.*	(64)	(17,818)
Signet Jewelers, Ltd. (Bermuda)	(327)	(30,823)
Tiffany & Co.	(582)	(45,064)
Tractor Supply Co.	(622)	(47,154)
TripAdvisor, Inc.*	(684)	(31,717)
Ulta Salon Cosmetics & Fragrance, Inc.*	(293)	(74,697)

		(1,347,052)

Semiconductors & Semiconductor Equipment — (0.8)%
First Solar, Inc.*	(488)	(15,660)
Microchip Technology, Inc.	(1,014)	(65,048)
Micron Technology, Inc.*	(4,887)	(107,123)
Versum Materials, Inc.*	(1)	(14)

		(187,845)

Software & Services — (10.7)%
Activision Blizzard, Inc.	(3,459)	(124,904)
Adobe Systems, Inc.*	(2,289)	(235,653)
Alliance Data Systems Corp.	(271)	(61,924)
Alphabet, Inc., Class A*	(140)	(110,943)
Autodesk, Inc.*	(1,044)	(77,266)
Automatic Data Processing, Inc.	(1,257)	(129,194)
Citrix Systems, Inc.*	(731)	(65,286)
Electronic Arts, Inc.*	(1,005)	(79,154)
Facebook, Inc., Class A*	(1,978)	(227,569)
Fiserv, Inc.*	(531)	(56,435)
Global Payments, Inc.	(722)	(50,114)
Intuit, Inc.	(1,208)	(138,449)
Microsoft Corp.	(6,393)	(397,261)
Paychex, Inc.	(778)	(47,365)
PayPal Holdings, Inc.*	(5,667)	(223,676)
Red Hat, Inc.*	(843)	(58,757)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
salesforce.com, Inc.*	(3,274)	$(224,138)
Total System Services, Inc.	(861)	(42,215)
Xerox Corp.	(4,764)	(41,590)

		(2,391,893)

Technology Hardware & Equipment — (0.4)%
Western Digital Corp.	(1,341)	(91,121)

Telecommunication Services — (0.5)%
Frontier Communications Corp.	(5,512)	(18,631)
Level 3 Communications, Inc.*	(1,690)	(95,248)

		(113,879)

Transportation — (2.9)%
CSX Corp.	(4,402)	(158,164)
FedEx Corp.	(1,248)	(232,378)
JB Hunt Transport Services, Inc.	(527)	(51,156)
Kansas City Southern	(506)	(42,934)
Norfolk Southern Corp.	(1,357)	(146,651)
Ryder System, Inc.	(252)	(18,759)

		(650,042)

Utilities — (3.1)%
Alliant Energy Corp.	(429)	(16,255)
American Electric Power Co., Inc.	(959)	(60,379)
Dominion Resources, Inc.	(1,463)	(112,051)
Edison International	(255)	(18,357)
FirstEnergy Corp.	(573)	(17,746)
NextEra Energy, Inc.	(1,300)	(155,298)
NiSource, Inc.	(1,499)	(33,188)
PG&E Corp.	(302)	(18,353)
PPL Corp.	(37)	(1,260)
Public Service Enterprise Group, Inc.	(2,373)	(104,127)
SCANA Corp.	(671)	(49,171)
Sempra Energy	(1,174)	(118,151)

		(704,336)

TOTAL COMMON STOCK (Proceeds $18,682,603)		(19,063,694)

Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
TOTAL SECURITIES SOLD SHORT - (85.1)%	(19,063,694)

(Proceeds $18,682,603)
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%	517,544

NET ASSETS - 100.0%	$22,398,687

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $6,442,047.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$37,647,921	***

Gross unrealized appreciation	$3,941,246
Gross unrealized depreciation	(644,330)

Net unrealized appreciation	$3,296,916

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

S&P   Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.6%
COMMON STOCKS — 139.6%
Automobiles & Components — 3.4%
BorgWarner, Inc.†	155	$6,113
Delphi Automotive PLC (Jersey)†	197	13,268
General Motors Co.†	1,112	38,742
Goodyear Tire & Rubber Co. (The)	189	5,834
Harley-Davidson, Inc.†(a)	128	7,468

		71,425

Capital Goods — 16.1%
3M Co.	81	14,464
Allegion PLC (Ireland)	70	4,480
AMETEK, Inc.†	168	8,165
Arconic, Inc.	360	6,674
Boeing Co. (The)†	399	62,116
Caterpillar, Inc.(a)	386	35,798
Cummins, Inc.†	122	16,674
Eaton Corp. PLC (Ireland)	100	6,709
Emerson Electric Co.†	467	26,035
Fortive Corp.	5	268
Fortune Brands Home & Security, Inc.	112	5,988
Honeywell International, Inc.	242	28,036
Ingersoll-Rand PLC (Ireland)†	188	14,108
Jacobs Engineering Group, Inc.†*	89	5,073
Lockheed Martin Corp.†	80	19,995
Masco Corp.	236	7,462
Northrop Grumman Corp.	1	233
Parker-Hannifin Corp.†	97	13,580
Pentair PLC (Ireland)	87	4,878
Raytheon Co.	29	4,118
Rockwell Collins, Inc.(a)	95	8,812
Snap-on, Inc.†	42	7,193
Stanley Black & Decker, Inc.	52	5,964
United Technologies Corp.	177	19,403
WW Grainger, Inc.†(a)	44	10,219

		336,445

Commercial & Professional Services — 1.3%
Pitney Bowes, Inc.†	135	2,051
Robert Half International, Inc.†	94	4,585
Waste Management, Inc.	303	21,486

		28,122

Consumer Durables & Apparel — 2.4%
Garmin Ltd. (Switzerland)†(a)	137	6,643
Hanesbrands, Inc.(a)	274	5,910
Harman International Industries, Inc†	51	5,669

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Leggett & Platt, Inc.†(a)	97	$4,741
Mohawk Industries, Inc.*	54	10,783
PVH Corp.†	59	5,324
Ralph Lauren Corp.†	59	5,329
Whirlpool Corp.†	35	6,362

		50,761

Consumer Services — 2.7%
Carnival Corp. (Panama)	425	22,126
McDonald’s Corp.†	88	10,711
Wyndham Worldwide Corp.†	79	6,033
Yum! Brands, Inc.	273	17,289

		56,159

Diversified Financials — 2.0%
Moody’s Corp.†	139	13,104
Nasdaq, Inc.†	118	7,920
S&P Global, Inc.†	186	20,002

		41,026

Energy — 3.1%
Anadarko Petroleum Corp.	5	349
Kinder Morgan, Inc.†	1,621	33,571
Murphy Oil Corp.†	126	3,922
Phillips 66	3	259
Southwestern Energy Co.†(a)*	413	4,469
Valero Energy Corp.†	329	22,477

		65,047

Food & Staples Retailing — 8.0%
CVS Health Corp.†	775	61,155
Walgreens Boots Alliance, Inc.†	711	58,842
Wal-Mart Stores, Inc.†	703	48,591

		168,588

Food, Beverage & Tobacco — 10.4%
Altria Group, Inc.†	829	56,057
Coca-Cola Co. (The)†	896	37,148
ConAgra Foods, Inc.†	317	12,537
Dr Pepper Snapple Group, Inc.†	134	12,150
General Mills, Inc.	82	5,065
Hormel Foods Corp.	383	13,332
PepsiCo, Inc.†	120	12,556
Philip Morris International, Inc.†	471	43,092
Reynolds American, Inc.†	184	10,311
Tyson Foods, Inc., Class A	263	16,222

		218,470

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 14.7%
Abbott Laboratories	495	$19,013
Aetna, Inc.†	255	31,623
Anthem, Inc.†	192	27,604
Baxter International, Inc.†	395	17,514
Centene Corp.†*	125	7,064
Cigna Corp.†	186	24,811
Danaher Corp.†	366	28,489
DaVita, Inc.*	146	9,373
Express Scripts Holding Co.†*	458	31,506
Henry Schein, Inc.*	58	8,799
Humana, Inc.†	109	22,239
Laboratory Corp. of America Holdings*	77	9,885
McKesson Corp.†	165	23,174
Quest Diagnostics, Inc.†	101	9,282
UnitedHealth Group, Inc.†	149	23,846
Universal Health Services, Inc., Class B†	70	7,447
Varian Medical Systems, Inc.*	68	6,105

		307,774

Household & Personal Products — 1.8%
Church & Dwight Co., Inc.†	186	8,219
Kimberly-Clark Corp.†	260	29,671

		37,890

Insurance — 1.7%
Aon PLC (United Kingdom)	85	9,480
Marsh & McLennan Cos., Inc.†	377	25,481

		34,961

Materials — 8.1%
Avery Dennison Corp.†	65	4,564
Eastman Chemical Co.	107	8,047
FMC Corp.†	97	5,486
Freeport-McMoRan, Inc.†*	988	13,032
International Paper Co.	298	15,812
LyondellBasell Industries NV, Class A (Netherlands)†	293	25,134
Monsanto Co.†	317	33,352
Newmont Mining Corp.†	385	13,117
PPG Industries, Inc.†	192	18,194
Sealed Air Corp.	140	6,348
Sherwin-Williams Co. (The)	68	18,274
WestRock Co.†	182	9,240

		170,600

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — 7.5%
CBS Corp., Class B, non-voting shares†	139	$8,843
Comcast Corp., Class A†	50	3,453
Discovery Communications, Inc., Class A†(a)*	430	11,786
Interpublic Group of Cos., Inc. (The)† .	288	6,742
News Corp., Class A†	422	4,836
Omnicom Group, Inc.†(a)	171	14,554
Scripps Networks Interactive, Inc., Class A†(a)	94	6,709
TEGNA, Inc.†	156	3,337
Time Warner, Inc.†	255	24,615
Twenty-First Century Fox, Inc., Class A†	1,347	37,770
Viacom, Inc., Class B	289	10,144
Walt Disney Co. (The)†	235	24,492

		157,281

Pharmaceuticals, Biotechnology & Life Sciences — 13.4%
AbbVie, Inc.†	994	62,244
Allergan PLC (Ireland)*	31	6,510
Amgen, Inc.†	255	37,284
Biogen, Inc.†*	157	44,522
Gilead Sciences, Inc.†	821	58,792
Johnson & Johnson†	526	60,600
Pfizer, Inc.	349	11,336

		281,288

Real Estate — 0.0%
Extra Space Storage, Inc., REIT	3	232

Retailing — 12.3%
AutoNation, Inc.†*	6	292
AutoZone, Inc.†*	22	17,375
Bed Bath & Beyond, Inc.†	111	4,511
Best Buy Co., Inc.†(a)	230	9,814
Dollar General Corp.†	204	15,110
Gap, Inc. (The)†(a)	290	6,508
Genuine Parts Co.†	108	10,318
Home Depot, Inc. (The)†	407	54,571
Kohl’s Corp.†(a)	129	6,370
Lowe’s Cos., Inc.†	378	26,883
Nordstrom, Inc.	124	5,943
Priceline Group, Inc. (The)*	19	27,855
Staples, Inc.	473	4,281
Target Corp.†	416	30,048
TJX Cos., Inc. (The)†	466	35,011

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Urban Outfitters, Inc.†(a)*	85	$2,421

		257,311

Semiconductors & Semiconductor Equipment — 8.6%
Analog Devices, Inc.(a)	165	11,982
Applied Materials, Inc.†	785	25,332
Intel Corp.	407	14,762
KLA-Tencor Corp.†	114	8,970
Lam Research Corp.†(a)	133	14,062
QUALCOMM, Inc.†	897	58,484
Skyworks Solutions, Inc.(a)	126	9,407
Texas Instruments, Inc.†	349	25,467
Xilinx, Inc.†	183	11,048

		179,514

Software & Services — 3.8%
Accenture PLC, Class A (Ireland)†	71	8,316
CA, Inc.†	300	9,531
CSRA, Inc.†	118	3,757
eBay, Inc.†*	587	17,428
International Business Machines Corp.†	152	25,231
Teradata Corp.†(a)*	95	2,581
VeriSign, Inc.†(a)*	63	4,792
Western Union Co. (The)†(a)	352	7,645

		79,281

Technology Hardware & Equipment — 7.7%
Apple, Inc.†	192	22,238
Cisco Systems, Inc.†	1,990	60,138
F5 Networks, Inc.†*	46	6,657
FLIR Systems, Inc.†	99	3,583
Harris Corp.†	90	9,222
HP, Inc.†	1,239	18,387
Juniper Networks, Inc.†	277	7,828
Motorola Solutions, Inc.	90	7,460
Seagate Technology PLC (Ireland)†(a) .	214	8,168
TE Connectivity Ltd. (Switzerland)†	261	18,082

		161,763

Telecommunication Services — 4.6%
AT&T, Inc.†	559	23,774
CenturyLink, Inc.†(a)	396	9,417
Verizon Communications, Inc.†	1,200	64,056

		97,247

Transportation — 5.4%
Alaska Air Group, Inc.†	90	7,986

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
American Airlines Group, Inc.†	244	$11,392
CH Robinson Worldwide, Inc.†(a)	68	4,982
Delta Air Lines, Inc.†	535	26,317
Expeditors International of Washington, Inc.†(a)	131	6,938
Southwest Airlines Co.†	446	22,229
United Continental Holdings, Inc.†*	231	16,835
United Parcel Service, Inc., Class B†	150	17,196

		113,875

Utilities — 0.6%
Entergy Corp.	130	9,551
NRG Energy, Inc.†	230	2,820

		12,371

TOTAL COMMON STOCKS (Cost $2,840,542)		2,927,431

TOTAL LONG POSITIONS - 139.6% (Cost $2,840,542)**		2,927,431

SHORT POSITIONS — (40.2)%
COMMON STOCKS — (40.2)%
Automobiles & Components — (0.4)%
Johnson Controls International PLC (Ireland)	(195)	(8,032)

Banks — (1.0)%
Bank of America Corp.	(203)	(4,486)
Citigroup, Inc.	(173)	(10,281)
Comerica, Inc.	(2)	(136)
Fifth Third Bancorp	(158)	(4,261)
PNC Financial Services Group, Inc. (The)	(20)	(2,339)

		(21,503)

Capital Goods — (2.0)%
Deere & Co.	(49)	(5,049)
Dover Corp.	(15)	(1,124)
Fastenal Co.	(61)	(2,866)
Flowserve Corp.	(28)	(1,345)
Fluor Corp.	(30)	(1,576)
General Dynamics Corp.	(64)	(11,050)
L-3 Communications Holdings, Inc.*	(17)	(2,586)
PACCAR, Inc.	(59)	(3,770)
Quanta Services, Inc.*	(32)	(1,115)
Rockwell Automation, Inc.	(27)	(3,629)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Textron, Inc.	(57)	$(2,768)
TransDigm Group, Inc.	(7)	(1,743)
United Rentals, Inc.*	(19)	(2,006)
Xylem, Inc.	(38)	(1,882)

		(42,509)

Commercial & Professional Services — (0.3)%
Cintas Corp.	(22)	(2,542)
Dun & Bradstreet Corp. (The)	(8)	(971)
Verisk Analytics, Inc.*	(35)	(2,841)

		(6,354)

Consumer Durables & Apparel — (1.3)%
Coach, Inc.	(41)	(1,436)
Hasbro, Inc.	(26)	(2,023)
Mattel, Inc.	(72)	(1,984)
Michael Kors Holdings Ltd. (British Virgin Islands)*	(36)	(1,547)
Newell Brands, Inc.	(100)	(4,465)
NIKE, Inc., Class B	(155)	(7,879)
Under Armour, Inc., Class A*	(91)	(2,644)
VF Corp.	(86)	(4,588)

		(26,566)

Consumer Services — (0.8)%
Chipotle Mexican Grill, Inc.*	(6)	(2,264)
Darden Restaurants, Inc.	(7)	(509)
Marriott International, Inc., Class A	(81)	(6,697)
Royal Caribbean Cruises Ltd.
(Liberia)	(44)	(3,610)
Starbucks Corp.	(40)	(2,221)
Wynn Resorts Ltd.	(21)	(1,817)

		(17,118)

Diversified Financials — (1.6)%
Affiliated Managers Group, Inc.*	(12)	(1,744)
American Express Co.	(78)	(5,778)
Ameriprise Financial, Inc.	(23)	(2,552)
Bank of New York Mellon Corp. (The) .	(3)	(142)
Berkshire Hathaway Inc., Class B*	(18)	(2,934)
BlackRock, Inc.	(21)	(7,991)
E*TRADE Financial Corp.*	(2)	(69)
Franklin Resources, Inc.	(120)	(4,750)
Hartford Financial Services Group, Inc. (The)	(20)	(953)
Invesco, Ltd. (Bermuda)	(86)	(2,609)
Navient Corp.	(64)	(1,052)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Regions Financial Corp.	(2)	$(29)
State Street Corp.	(33)	(2,565)
T Rowe Price Group, Inc.	(3)	(226)

		(33,394)

Energy — (5.5)%
Apache Corp.	(80)	(5,078)
Baker Hughes, Inc.	(89)	(5,782)
Cabot Oil & Gas Corp.	(97)	(2,266)
Chesapeake Energy Corp.*	(161)	(1,130)
Chevron Corp.	(24)	(2,825)
Cimarex Energy Co.	(19)	(2,582)
Concho Resources, Inc.*	(29)	(3,845)
ConocoPhillips	(259)	(12,986)
Devon Energy Corp.	(110)	(5,024)
EOG Resources, Inc.	(96)	(9,706)
EQT Corp.	(36)	(2,354)
Exxon Mobil Corp.	(85)	(7,672)
FMC Technologies, Inc.*	(48)	(1,705)
Halliburton Co.	(96)	(5,193)
Helmerich & Payne, Inc.	(23)	(1,780)
Hess Corp.	(66)	(4,111)
Marathon Oil Corp.	(177)	(3,064)
National Oilwell Varco, Inc.	(78)	(2,920)
Newfield Exploration Co.*	(41)	(1,660)
Occidental Petroleum Corp.	(75)	(5,342)
Pioneer Natural Resources Co.	(1)	(180)
Range Resources Corp.	(51)	(1,752)
Schlumberger Ltd. (Curacao)	(191)	(16,034)
Spectra Energy Corp.	(146)	(5,999)
Tesoro Corp.	(25)	(2,186)
Transocean Ltd. (Switzerland)*	(77)	(1,135)

		(114,311)

Food & Staples Retailing — (1.2)%
Costco Wholesale Corp.	(78)	(12,489)
Kroger Co. (The)	(198)	(6,833)
Sysco Corp.	(73)	(4,042)
Whole Foods Market, Inc.	(67)	(2,061)

		(25,425)

Food, Beverage & Tobacco — (2.5)%
Archer-Daniels-Midland Co.	(122)	(5,569)
Brown-Forman Corp., Class B	(83)	(3,728)
Campbell Soup Co.	(27)	(1,633)
Hershey Co. (The)	(45)	(4,654)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
JM Smucker Co. (The)	(25)	$(3,202)
Kellogg Co.	(2)	(147)
Kraft Heinz Co. (The)	(77)	(6,724)
McCormick & Co., Inc., non-voting shares	(27)	(2,520)
Mead Johnson Nutrition Co.	(39)	(2,760)
Molson Coors Brewing Co., Class B	(30)	(2,919)
Mondelez International, Inc., Class A .	(307)	(13,609)
Monster Beverage Corp.*	(120)	(5,321)

		(52,786)

Health Care Equipment & Services — (1.6)%
Becton Dickinson and Co.	(11)	(1,821)
Boston Scientific Corp.*	(29)	(627)
Cerner Corp.*	(74)	(3,505)
DENTSPLY SIRONA, Inc.	(49)	(2,829)
Edwards Lifesciences Corp.*	(37)	(3,467)
Envision Healthcare Corp.*	(11)	(696)
Hologic, Inc.*	(59)	(2,367)
Intuitive Surgical, Inc.*	(1)	(634)
Medtronic PLC (Ireland)	(101)	(7,194)
Patterson Cos., Inc.	(20)	(821)
Stryker Corp.	(42)	(5,032)
Zimmer Biomet Holdings, Inc.	(41)	(4,231)

		(33,224)

Household & Personal Products — (0.7)%
Colgate-Palmolive Co.	(17)	(1,112)
Coty Inc., Class A	(71)	(1,300)
Estee Lauder Cos., Inc. (The), Class A	(78)	(5,966)
Procter & Gamble Co. (The)	(73)	(6,138)

		(14,516)

Insurance — (1.1)%
Assurant, Inc.	(13)	(1,207)
Lincoln National Corp.	(48)	(3,181)
MetLife, Inc.	(143)	(7,706)
Principal Financial Group, Inc.	(61)	(3,529)
Unum Group	(31)	(1,362)
Willis Towers Watson PLC (Ireland)	(29)	(3,546)
XL Group Ltd. (Bermuda)	(57)	(2,124)

		(22,655)

Materials — (2.5)%
Albemarle Corp.	(24)	(2,066)
Ball Corp.	(36)	(2,703)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
CF Industries Holdings, Inc.	(48)	$(1,511)
Dow Chemical Co. (The)	(234)	(13,389)
Ecolab, Inc.	(48)	(5,627)
EI du Pont de Nemours & Co.	(181)	(13,285)
Martin Marietta Materials, Inc.	(14)	(3,101)
Mosaic Co. (The)	(74)	(2,170)
Nucor Corp.	(67)	(3,988)
Praxair, Inc.	(1)	(117)
Vulcan Materials Co.	(28)	(3,504)

		(51,461)

Media — (0.8)%
Charter Communications, Inc., Class A*	(56)	(16,124)

Pharmaceuticals, Biotechnology & Life Sciences — (2.2)%
Alexion Pharmaceuticals, Inc.*	(46)	(5,628)
Endo International PLC (Ireland)*	(47)	(774)
Illumina, Inc.*	(31)	(3,969)
Mettler-Toledo International, Inc.*	(6)	(2,511)
Mylan NV (Netherlands)*	(112)	(4,273)
PerkinElmer, Inc.	(23)	(1,199)
Perrigo Co. PLC (Ireland)	(30)	(2,497)
Regeneron Pharmaceuticals, Inc.*	(25)	(9,177)
Thermo Fisher Scientific, Inc.	(51)	(7,196)
Vertex Pharmaceuticals, Inc.*	(53)	(3,904)
Zoetis, Inc.	(104)	(5,567)

		(46,695)

Real Estate — (2.3)%
American Tower Corp., REIT	(88)	(9,300)
Apartment Investment & Management
Co., Class A, REIT	(13)	(591)
Boston Properties, Inc., REIT	(28)	(3,522)
Crown Castle International Corp.,
REIT	(70)	(6,074)
Equinix, Inc., REIT	(14)	(5,004)
Equity Residential, REIT	(77)	(4,956)
General Growth Properties, Inc., REIT	(124)	(3,098)
HCP, Inc., REIT	(97)	(2,883)
Host Hotels & Resorts, Inc., REIT	(155)	(2,920)
Iron Mountain, Inc., REIT	(55)	(1,786)
Kimco Realty Corp., REIT	(89)	(2,239)
Macerich Co. (The), REIT	(31)	(2,196)
SL Green Realty Corp., REIT	(21)	(2,259)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Vornado Realty Trust, REIT	(10)	$(1,044)

		(47,872)

Retailing — (2.8)%
Advance Auto Parts, Inc.	(16)	(2,706)
Amazon.com, Inc.*	(22)	(16,497)
CarMax, Inc.*	(40)	(2,576)
Dollar Tree, Inc.*	(50)	(3,859)
Expedia, Inc.	(33)	(3,738)
L Brands, Inc.	(60)	(3,950)
LKQ Corp.*	(64)	(1,962)
Macy’s, Inc.	(64)	(2,292)
Netflix, Inc.*	(89)	(11,018)
Signet Jewelers, Ltd. (Bermuda)	(15)	(1,414)
Tiffany & Co.	(25)	(1,936)
Tractor Supply Co.	(28)	(2,123)
TripAdvisor, Inc.*	(31)	(1,437)
Ulta Salon Cosmetics & Fragrance, Inc.*	(13)	(3,314)

		(58,822)

Semiconductors & Semiconductor Equipment — (1.1)%
First Solar, Inc.*	(21)	(674)
Microchip Technology, Inc.	(45)	(2,887)
Micron Technology, Inc.*	(217)	(4,757)
NVIDIA Corp.	(129)	(13,769)
Qorvo, Inc.*	(27)	(1,424)

		(23,511)

Software & Services — (4.6)%
Activision Blizzard, Inc.	(128)	(4,622)
Adobe Systems, Inc.*	(91)	(9,369)
Alliance Data Systems Corp.	(12)	(2,742)
Alphabet, Inc., Class A*	(5)	(3,962)
Autodesk, Inc.*	(46)	(3,405)
Automatic Data Processing, Inc.	(37)	(3,803)
Citrix Systems, Inc.*	(33)	(2,947)
Electronic Arts, Inc.*	(21)	(1,654)
Facebook, Inc., Class A*	(73)	(8,399)
Fiserv, Inc.*	(4)	(425)
Global Payments, Inc.	(32)	(2,221)
Intuit, Inc.	(53)	(6,074)
Microsoft Corp.	(283)	(17,586)
Oracle Corp.	(1)	(38)
PayPal Holdings, Inc.*	(249)	(9,828)
Red Hat, Inc.*	(38)	(2,649)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
salesforce.com, Inc.*	(145)	$(9,927)
Symantec Corp.	(131)	(3,130)
Total System Services, Inc.	(39)	(1,912)
Xerox Corp.	(212)	(1,851)

		(96,544)

Technology Hardware & Equipment — (0.6)%
Amphenol Corp., Class A	(3)	(202)
Corning, Inc.	(44)	(1,068)
Hewlett Packard Enterprise Co.	(253)	(5,854)
NetApp, Inc.	(59)	(2,081)
Western Digital Corp.	(59)	(4,009)

		(13,214)

Telecommunication Services — (0.2)%
Frontier Communications Corp.	(245)	(828)
Level 3 Communications, Inc.*	(76)	(4,283)
		(5,111)
Transportation — (1.7)%
CSX Corp.	(196)	(7,042)
FedEx Corp.	(55)	(10,241)
JB Hunt Transport Services, Inc.	(24)	(2,330)
Kansas City Southern	(23)	(1,952)
Norfolk Southern Corp.	(41)	(4,431)
Ryder System, Inc.	(12)	(893)
Union Pacific Corp.	(92)	(9,539)

		(36,428)

Utilities — (1.4)%
Alliant Energy Corp.	(5)	(190)
American Electric Power Co., Inc.	(43)	(2,707)
Dominion Resources, Inc.	(58)	(4,442)
Edison International	(6)	(432)
FirstEnergy Corp.	(16)	(496)
NextEra Energy, Inc.	(54)	(6,451)
NiSource, Inc.	(66)	(1,461)
PG&E Corp.	(6)	(365)
Public Service Enterprise Group, Inc.	(105)	(4,607)
SCANA Corp.	(29)	(2,125)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

Number of Shares		Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	(52)	$(5,233)

		(28,509)

TOTAL COMMON STOCK (Proceeds $824,429)		(842,684)

TOTAL SECURITES SOLD SHORT - (40.2)% (Proceeds $824,429)		(842,684)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		12,535

NET ASSETS - 100.0%		$2,097,282

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $64,211.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,840,542	***

Gross unrealized appreciation	$139,132
Gross unrealized depreciation	(52,243)

Net unrealized depreciation	$86,889

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 120.9%
COMMON STOCKS — 120.9%
Automobiles & Components — 2.2%
American Axle & Manufacturing Holdings, Inc.†*	74,928	$1,446,110
BorgWarner, Inc.†	24,793	977,836
Cooper Tire & Rubber Co.†(a)(b)	26,546	1,031,312
Cooper-Standard Holdings, Inc.†(a)*	19,290	1,994,200
Delphi Automotive PLC (Jersey)†(b)	23,118	1,556,997
Drew Industries, Inc.†(a)	16,826	1,813,002
General Motors Co.†(b)	105,857	3,688,058
Harley-Davidson, Inc.†(a)(b)	15,901	927,664
Lear Corp.†	19,741	2,613,116
Winnebago Industries, Inc.†(b)	24,701	781,787

		16,830,082

Capital Goods — 17.1%
3M Co.†(b)	6,402	1,143,205
Actuant Corp., Class A†	12,349	320,457
Acuity Brands, Inc.	221	51,020
Allegion PLC (Ireland)†	5,318	340,352
American Woodmark Corp.†*	13,124	987,581
AMETEK, Inc.†(b)	22,719	1,104,143
Applied Industrial Technologies, Inc.(b)	14,396	855,122
Arconic, Inc.(a)(b)	45,934	851,616
Argan, Inc.†(a)(b)	35,334	2,492,814
Armstrong World Industries, Inc.†*	30,951	1,293,752
Atkore International Group, Inc.(a)*	1,517	36,271
Barnes Group, Inc.†	3,798	180,101
Boeing Co. (The)(b)	38,411	5,979,824
Briggs & Stratton Corp.†	12,038	267,966
Carlisle Cos., Inc.†(a)	15,458	1,704,863
Caterpillar, Inc.†(a)	21,662	2,008,934
Chart Industries, Inc.†*	83,838	3,019,845
Chicago Bridge & Iron Co. NV (Netherlands)†	18,015	571,976
CIRCOR International, Inc.†(a)	915	59,365
Columbus McKinnon Corp.(a)	223	6,030
Continental Building Products, Inc.†(b)*	75,079	1,734,325
Crane Co.†	32,472	2,341,881
Cummins, Inc.†(b)	21,044	2,876,083
Curtiss-Wright Corp.†(b)	12,135	1,193,599
Deere & Co.(a)	4,141	426,689
Donaldson Co., Inc.†(a)	33,345	1,403,158
Dover Corp.†	11,954	895,713

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Eaton Corp. PLC (Ireland)†	16,543	$1,109,870
Emerson Electric Co.†	59,254	3,303,410
EnerSys†	19,090	1,490,929
Fortive Corp.†(a)	12,406	665,334
Fortune Brands Home & Security, Inc.†(a)(b)	15,192	812,164
General Cable Corp.(a)	5,493	104,642
General Electric Co.†	15,547	491,285
Gibraltar Industries, Inc.†(a)(b)*	46,090	1,919,648
Global Brass & Copper Holdings, Inc.(b)	3,229	110,755
Gorman-Rupp Co. (The)†(a)	4,596	142,246
Harsco Corp.†(b)	36,175	491,980
Hillenbrand, Inc.†(a)	25,099	962,547
Honeywell International, Inc.†	25,251	2,925,328
Huntington Ingalls Industries, Inc.†	16,073	2,960,486
Illinois Tool Works, Inc.†	9,133	1,118,427
Ingersoll-Rand PLC (Ireland)†	78,103	5,860,849
Insteel Industries, Inc.(b)	6,360	226,670
ITT, Inc.(b)	21,257	819,883
Jacobs Engineering Group, Inc.†(b)*	62,944	3,587,808
Joy Global, Inc.†	242,620	6,793,360
Kadant, Inc.	694	42,473
KBR, Inc.†	24,903	415,631
L-3 Communications Holdings, Inc.†	5,663	861,399
Lennox International, Inc.†	2,950	451,852
Lincoln Electric Holdings, Inc.(a)	3,867	296,483
Lockheed Martin Corp.†	14,759	3,688,864
Lydall, Inc.†*	9,191	568,463
Masco Corp.†(b)	28,833	911,699
Meritor, Inc.†*	55,864	693,831
Moog, Inc., Class A†*	10,554	693,187
MRC Global, Inc.†*	159,284	3,227,094
Mueller Water Products, Inc., Class A†(b)	79,129	1,053,207
National Presto Industries, Inc.†	3,668	390,275
NCI Building Systems, Inc.†*	17,935	280,683
Nordson Corp.(b)	5,726	641,598
Northrop Grumman Corp.†	3,190	741,930
NOW, Inc.†*	92,396	1,891,346
Oshkosh Corp.†(b)	65,481	4,230,727
Owens Corning†(a)(b)	41,526	2,141,081
PACCAR, Inc.†(b)	13,760	879,264
Parker-Hannifin Corp.†	16,979	2,377,060

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)†(b)	15,328	$859,441
Raytheon Co.†	4,157	590,294
Regal Beloit Corp.†(a)(b)	24,066	1,666,570
Rockwell Automation, Inc.†	8,884	1,194,010
Rockwell Collins, Inc.†	38,017	3,526,457
Simpson Manufacturing Co., Inc.†	1,669	73,019
Snap-on, Inc.†	5,817	996,278
Spirit AeroSystems Holdings, Inc., Class A†	72,353	4,221,798
SPX Corp.†(b)*	57,063	1,353,534
SPX FLOW, Inc.†*	13,614	436,465
Standex International Corp.†	3,564	313,097
Stanley Black & Decker, Inc.†	8,173	937,361
Teledyne Technologies, Inc.†(a)*	2,367	291,141
Terex Corp.†	52,687	1,661,221
Timken Co. (The)†	15,127	600,542
Toro Co. (The)†(b)	18,989	1,062,435
TPI Composites, Inc.(a)*	480	7,699
Trex Co., Inc.†(a)*	22,320	1,437,408
Tutor Perini Corp.†(a)*	36,775	1,029,700
United Rentals, Inc.†*	9,424	994,986
United Technologies Corp.†	29,766	3,262,949
USG Corp.†*	42,249	1,220,151
Veritiv Corp.(a)*	2,997	161,089
Wabash National Corp.†	124,014	1,961,902
Wesco Aircraft Holdings, Inc.(a)*	23,852	356,587
WESCO International, Inc.†(b)*	29,485	1,962,227
WW Grainger, Inc.†(a)	13,708	3,183,683

		131,884,497

Commercial & Professional Services — 3.0%
ABM Industries, Inc.†	4,800	196,032
Casella Waste Systems, Inc., Class A*	1,712	21,246
Cintas Corp.†	390	45,068
Copart, Inc.†*	9,314	516,089
Dun & Bradstreet Corp. (The)†	3,532	428,502
Essendant, Inc.	5,642	117,918
FTI Consulting, Inc.†(a)*	31,513	1,420,606
Huron Consulting Group, Inc.†*	19,133	969,086
ICF International, Inc.*	2,594	143,189
Kelly Services, Inc., Class A†	11,467	262,824
Kimball International, Inc., Class B(a)	1,804	31,678
Knoll, Inc.†(b)	10,018	279,803
ManpowerGroup, Inc.†	8,163	725,446

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Matthews International Corp., Class A†(a)(b)	10,239	$786,867
Mistras Group, Inc.†(b)*	10,332	265,326
Navigant Consulting, Inc.*	444	11,624
Nielsen Holdings PLC (United Kingdom)	3,329	139,652
Pitney Bowes, Inc.†	66,639	1,012,246
Quad/Graphics, Inc.†(b)	67,607	1,817,276
Republic Services, Inc.†	11,732	669,311
Ritchie Bros Auctioneers, Inc. (Canada)†	422	14,348
Robert Half International, Inc.†(a)(b)	77,584	3,784,548
SP Plus Corp.(a)*	1,385	38,988
Tetra Tech, Inc.†(b)	59,448	2,565,181
TrueBlue, Inc.†*	39,682	978,161
UniFirst Corp.†	12,278	1,763,735
US Ecology, Inc.†	243	11,943
Waste Management, Inc.†	63,037	4,469,954
West Corp.†	451	11,167

		23,497,814

Consumer Durables & Apparel — 3.8%
Acushnet Holdings Corp.(a)*	6,385	125,848
American Outdoor Brands Corp.*	24,433	515,048
CalAtlantic Group, Inc.†(a)	17,863	607,521
Callaway Golf Co.†(b)	63,056	691,094
Cavco Industries, Inc.†(b)*	12,900	1,288,065
Coach, Inc.(a)	38,002	1,330,830
DR Horton, Inc.†	42,428	1,159,557
Ethan Allen Interiors, Inc.(a)	10,204	376,017
Garmin Ltd. (Switzerland)†(a)	74,925	3,633,113
Gildan Activewear, Inc. (Canada)	1,519	38,537
Hanesbrands, Inc.†(a)	165,687	3,573,869
Harman International Industries, Inc.†	18,520	2,058,683
Iconix Brand Group, Inc.(a)*	13,494	126,034
La-Z-Boy, Inc.(a)(b)	49,209	1,527,939
Michael Kors Holdings Ltd. (British Virgin Islands)†*	49,132	2,111,693
Mohawk Industries, Inc.†*	2,918	582,666
NVR, Inc.†*	520	867,880
PulteGroup, Inc.(a)	14,165	260,353
PVH Corp.†(a)	40,294	3,636,131
Ralph Lauren Corp.†	9,290	839,073
Sturm Ruger & Co., Inc.(a)	18,689	984,910
TopBuild Corp.†*	32,928	1,172,237

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tupperware Brands Corp.(a)(b)	24,391	$1,283,454
Vera Bradley, Inc.(b)*	18,520	217,054
Wolverine World Wide, Inc.(a)	23,724	520,742

		29,528,348

Consumer Services — 5.3%
Apollo Education Group, Inc.†*	13,006	128,759
Aramark†(b)	56,366	2,013,394
Bojangles’, Inc.†(a)*	23,443	437,212
Brinker International, Inc.†(a)	45,067	2,232,169
Capella Education Co.†	11,241	986,960
Carnival Corp. (Panama)	21,238	1,105,650
Cheesecake Factory, Inc. (The)†(b)	14,970	896,404
Churchill Downs, Inc.†(a)	7,926	1,192,467
Cracker Barrel Old Country Store, Inc.†	2,537	423,628
Darden Restaurants, Inc.†	50,236	3,653,162
DeVry Education Group, Inc.†	39,214	1,223,477
DineEquity, Inc.†	37,543	2,890,811
Domino’s Pizza, Inc.†	6,269	998,276
Dunkin’ Brands Group, Inc.(a)	11,829	620,313
Eldorado Resorts, Inc.(a)*	24,687	418,445
Graham Holdings Co., Class B†	2,142	1,096,597
Isle of Capri Casinos, Inc.*	2,887	71,280
Jack in the Box, Inc.†(b)	16,582	1,851,214
La Quinta Holdings, Inc.†*	164,772	2,341,410
McDonald’s Corp.†	22,801	2,775,338
Restaurant Brands International, Inc. (Canada)(a)	72,204	3,441,243
ServiceMaster Global Holdings, Inc.*	4,511	169,929
Six Flags Entertainment Corp.(b)	1,896	113,684
Sonic Corp.†(a)(b)	115,338	3,057,610
Weight Watchers International, Inc.(a)*	75,797	867,876
Wyndham Worldwide Corp.†	39,593	3,023,717
Yum! Brands, Inc.†	48,868	3,094,810

		41,125,835

Energy — 6.3%
Archrock, Inc.†	132,836	1,753,435
Atwood Oceanics, Inc.†(a)	108,815	1,428,741
Chevron Corp.†(b)	36,298	4,272,275
CONSOL Energy, Inc.†	91,414	1,666,477
Dril-Quip, Inc.†(a)(b)*	58,516	3,513,886
Ensco PLC, Class A (United Kingdom)†	287,322	2,792,770

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
FMC Technologies, Inc.†(a)(b)*	44,795	$1,591,566
Frank’s International NV (Netherlands)(a)	35,806	440,772
Halliburton Co.†	46,555	2,518,160
Imperial Oil Ltd. (Canada)	1,430	49,707
Kinder Morgan, Inc.†	178,213	3,690,791
McDermott International, Inc. (Panama)†*	257,463	1,902,652
Oceaneering International, Inc.†(b)	121,740	3,434,285
ONEOK, Inc.†(a)	72,655	4,171,124
Phillips 66	3,048	263,378
REX American Resources Corp.†*	4,030	397,962
Rowan Cos.PLC,ClassA(United
Kingdom)†*	162,153	3,063,070
Seadrill Ltd. (Bermuda)(a)*	163,234	556,628
Ship Finance International Ltd. (Bermuda)(a)	13,353	198,292
Targa Resources Corp.†(a)	133,902	7,507,885
Teekay Corp. (Marshall Island)(a)	60,700	487,421
Valero Energy Corp.(b)	14,929	1,019,949
Williams Cos., Inc. (The)†	58,260	1,814,216

		48,535,442

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.†	3,459	553,821
CVS Health Corp.†(b)	96,050	7,579,305
Ingles Markets, Inc., Class A†(a)	11,622	559,018
SpartanNash Co.†(b)	32,288	1,276,668
SUPERVALU, Inc.†(b)*	421,858	1,970,077
Walgreens Boots Alliance, Inc.†	29,597	2,449,448
Wal-Mart Stores, Inc.†	54,010	3,733,171
Weis Markets, Inc.†(a)(b)	4,196	280,461

		18,401,969

Food, Beverage & Tobacco — 5.6%
Altria Group, Inc.†	74,059	5,007,870
Campbell Soup Co.†(b)	8,281	500,752
Coca-Cola Co. (The)†	79,310	3,288,193
ConAgra Foods, Inc.†	68,060	2,691,773
Constellation Brands, Inc., Class A†(b)	8,884	1,362,006
Cott Corp. (Canada)†	11,179	126,658
Dean Foods Co.†	74,699	1,626,944
Dr Pepper Snapple Group, Inc.†	43,026	3,901,167
Fresh Del Monte Produce, Inc. (Cayman Islands)†(a)(b)	27,818	1,686,605

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.†	9,759	$602,813
Hormel Foods Corp.†(a)	79,692	2,774,079
Ingredion, Inc.†(b)	15,999	1,999,235
JM Smucker Co. (The)†	91	11,653
John B Sanfilippo & Son, Inc.(a)	1,927	135,642
Kellogg Co.†	6,677	492,162
Mead Johnson Nutrition Co.†	4,154	293,937
Molson Coors Brewing Co., Class B†	4,060	395,079
Omega Protein Corp.*	4,326	108,366
PepsiCo, Inc.†(b)	23,351	2,443,215
Philip Morris International, Inc.†	44,214	4,045,139
Pilgrim’s Pride Corp.†(a)	141,547	2,687,978
Sanderson Farms, Inc.†(a)	13,268	1,250,376
Tyson Foods, Inc., Class A†(a)	69,046	4,258,757
Universal Corp.†	14,334	913,792
Vector Group Ltd.†	5,996	136,372

		42,740,563

Health Care Equipment & Services — 9.8%
Abaxis, Inc.†	3,086	162,848
Abbott Laboratories†(a)	100,484	3,859,590
Acadia HealthcareCo.,Inc.†(a)*	52,707	1,744,602
Alere, Inc.†*	16,677	649,903
American Renal Associates Holdings, Inc.(a)*	6,346	135,043
AmerisourceBergen Corp.†(a)	10,186	796,443
AMN Healthcare Services, Inc.†(a)(b)*	25,947	997,662
Analogic Corp.†(a)	2,718	225,458
AngioDynamics, Inc.*	7,401	124,855
Anika Therapeutics, Inc.†*	12,161	595,403
Baxter International, Inc.†	121,917	5,405,800
Boston Scientific Corp.(b)*	11,518	249,134
Cardinal Health, Inc.†	2,857	205,618
Cerner Corp.†(a)(b)*	38,827	1,839,235
Chemed Corp.†	8,076	1,295,471
Community Health Systems, Inc.†(a)*	99,954	558,743
CONMED Corp.(a)	1,179	52,076
Cooper Cos., Inc. (The)†(a)	16,986	2,971,361
Cotiviti Holdings, Inc.†(a)(b)*	56,278	1,935,963
CR Bard, Inc.†(b)	11,324	2,544,050
Danaher Corp.†	40,474	3,150,496
DaVita, Inc.†(b)*	49,617	3,185,411
Express Scripts Holding Co.†(a)*	82,325	5,663,137
Globus Medical, Inc., Class A†*	29,309	727,156
Halyard Health, Inc.†(b)*	83,499	3,087,793

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Holdings, Inc.†*	10,772	$797,343
Henry Schein, Inc.†(a)*	9,487	1,439,273
Hill-Rom Holdings, Inc.†(b)	54,813	3,077,202
HMS Holdings Corp.†*	87,235	1,584,188
ICU Medical, Inc.†*	12,159	1,791,629
IDEXX Laboratories, Inc.*	181	21,226
Inovalon Holdings, Inc., Class A(a)*	16,488	169,826
Integer Holdings Corp.(a)(b)*	25,456	749,679
Integra LifeSciences Holdings Corp.†*	2,695	231,204
Intuitive Surgical, Inc.†*	751	476,262
Kindred Healthcare, Inc.†(a)	113,142	888,165
Laboratory Corp. of America Holdings†*	10,576	1,357,747
Masimo Corp.†(b)*	12,628	851,127
McKesson Corp.†	17,159	2,409,982
Meridian Bioscience, Inc.†	47,282	836,891
Natus Medical, Inc.†(a)*	34,720	1,208,256
Owens & Minor, Inc.†(a)	45,579	1,608,483
Quality Systems, Inc.†(a)	9,378	123,321
Quest Diagnostics, Inc.†(b)	24,971	2,294,835
Select Medical Holdings Corp.†(a)*	63,963	847,510
STERIS PLC (United Kingdom)†	19,727	1,329,403
Teleflex, Inc.†(a)	8,950	1,442,292
Universal Health Services, Inc., Class B†	12,129	1,290,283
Varian Medical Systems, Inc.†*	45,414	4,077,269
Veeva Systems, Inc., Class A(a)*	26,038	1,059,747
Zimmer Biomet Holdings, Inc.†	10,515	1,085,148

		75,211,542

Household & Personal Products — 1.4%
Avon Products, Inc.†(b)*	351,948	1,773,818
Central Garden & Pet Co., Class
A†(b)*	29,187	901,878
Church & Dwight Co., Inc.†(a)	15,564	687,773
Colgate-Palmolive Co.†	6,421	420,190
Coty, Inc., Class A	24,563	449,749
Edgewell Personal Care Co.†*	18,894	1,379,073
Energizer Holdings, Inc.†	11,974	534,160
Kimberly-Clark Corp.†(b)	33,483	3,821,080
Spectrum Brands Holdings, Inc.†(a)	8,596	1,051,549

		11,019,270

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 7.3%
A Schulman, Inc.(a)	11,147	$372,867
AEP Industries, Inc.†	1,806	209,677
Ashland Global Holdings, Inc.†(b)	23,659	2,585,692
Bemis Co., Inc.	6,641	317,573
Cabot Corp.†	24,915	1,259,204
Celanese Corp., Class A†	17,135	1,349,210
Chemours Co. (The)†(a)	185,615	4,100,235
Chemtura Corp.†*	25,432	844,342
Crown Holdings, Inc.†*	3,286	172,745
Eagle Materials, Inc.†(b)	55,866	5,504,477
FMC Corp.†(b)	40,905	2,313,587
FutureFuel Corp.	355	4,934
Greif, Inc., Class A†(b)	42,828	2,197,505
Headwaters, Inc.†*	90,751	2,134,464
Huntsman Corp.†	60,884	1,161,667
Ingevity Corp.(b)*	10,702	587,112
Innophos Holdings, Inc.†	29,296	1,531,009
KapStone Paper and Packaging Corp.†	36,610	807,250
Koppers Holdings, Inc.†*	9,456	381,077
Kraton Corp.†*	27,810	792,029
Louisiana-Pacific Corp.†(a)(b)*	111,651	2,113,553
Minerals Technologies, Inc.†	25,412	1,963,077
Monsanto Co.†	16,193	1,703,666
Neenah Paper, Inc.(a)	2,279	194,171
Olin Corp.†	5,091	130,381
Owens-Illinois, Inc.†(a)(b)*	140,679	2,449,221
Packaging Corp. of America†	62,141	5,270,800
PPG Industries, Inc.†(a)	4,413	418,176
Rayonier Advanced Materials, Inc.†	33,365	515,823
RPM International, Inc.†	31,320	1,685,956
Schweitzer-Mauduit International, Inc.†(b)	30,655	1,395,722
Scotts Miracle-Gro Co. (The), Class A†(a)(b)	47,535	4,541,969
Sonoco Products Co.(a)	3,240	170,748
Trinseo SA (Luxembourg)†(a)(b)	69,621	4,128,525
Tronox Ltd., Class A (Australia)†(a)	61,223	631,209

		55,939,653

Media — 3.4%
AMC Networks,Inc., ClassA†(a)*	49,348	2,582,874
CBS Corp., Class B, non-voting shares†(a)	13,159	837,176
Comcast Corp., Class A†	8,040	555,162

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Discovery Communications, Inc., Class A†(a)*	50,797	$1,392,346
Entercom Communications Corp., Class A	12	184
Interpublic Group of Cos., Inc. (The)†	39,774	931,109
Lions Gate Entertainment Corp., Class B (Canada)*	27,466	674,040
Live Nation Entertainment, Inc.(a)*	7,707	205,006
MSG Networks, Inc., Class A†*	104,584	2,248,556
News Corp., Class A†(b)	49,838	571,144
Omnicom Group, Inc.†	23,016	1,958,892
Regal Entertainment Group, Class A(a)	9,780	201,468
Scholastic Corp.	192	9,118
Scripps Networks Interactive, Inc., Class A(a)	17,718	1,264,534
TEGNA, Inc.†	69,804	1,493,108
Time Warner, Inc.†	13,102	1,264,736
Tribune Media Co., Class A†(a)	53,379	1,867,197
Twenty-First Century Fox, Inc., Class A†	157,391	4,413,244
Viacom, Inc., Class B†	68,719	2,412,037
Walt Disney Co. (The)†	12,806	1,334,641

		26,216,572

Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
AbbVie, Inc.†	80,442	5,037,278
Acorda Therapeutics, Inc.†(a)*	48,676	915,109
Agilent Technologies, Inc.†	38,795	1,767,500
Akorn, Inc.†(b)*	41,800	912,494
Alexion Pharmaceuticals, Inc.†*	1,936	236,870
Allergan PLC (Ireland)†(a)*	14,897	3,128,519
AMAG Pharmaceuticals, Inc.†(a)*	116,422	4,051,486
Amgen, Inc.†	27,981	4,091,102
ARIAD Pharmaceuticals, Inc.(a)*	29,963	372,740
Biogen, Inc.†*	21,019	5,960,568
Celgene Corp.†*	29,358	3,398,188
Eagle Pharmaceuticals, Inc.†(a)*	15,593	1,237,149
Eli Lilly & Co.†	5,314	390,845
Emergent BioSolutions, Inc.†*	40,797	1,339,773
Enanta Pharmaceuticals, Inc.†*	11,385	381,397
Exelixis, Inc.†(a)*	90,765	1,353,306
Five Prime Therapeutics, Inc.†*	3,681	184,455
Gilead Sciences, Inc.†	69,089	4,947,463

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
INC Research Holdings, Inc., Class A†*	6,534	$343,688
Incyte Corp., Ltd.†(a)(b)*	18,099	1,814,787
Innoviva, Inc.(a)*	10,876	116,373
Insys Therapeutics, Inc.(a)*	40,190	369,748
Ionis Pharmaceuticals, Inc.(a)*	12,814	612,894
Ironwood Pharmaceuticals, Inc.†(a)*	41,670	637,134
Jazz Pharmaceuticals PLC
(Ireland)†*	14,659	1,598,271
Johnson & Johnson†	41,039	4,728,103
Lannett Co., Inc.(a)*	121,169	2,671,776
Lexicon Pharmaceuticals, Inc.†*	10,434	144,302
Ligand Pharmaceuticals, Inc.†*	11,885	1,207,635
Merck & Co., Inc.†(b)	38,966	2,293,928
MiMedx Group, Inc.(a)*	12,959	114,817
Myriad Genetics, Inc.†(a)*	79,193	1,320,147
OPKO Health, Inc.(a)*	49,701	462,219
PAREXEL International Corp.†*	14,001	920,146
Pfizer, Inc.†	100,973	3,279,603
PRA Health Sciences, Inc.†*	38,260	2,108,891
Prestige Brands Holdings, Inc.†(a)(b)* .	29,910	1,558,311
Progenics Pharmaceuticals, Inc.(a)*	61,081	527,740
Quintiles IMS Holdings, Inc.†(a)*	49,934	3,797,510
Regeneron Pharmaceuticals, Inc.†*	3,050	1,119,624
Repligen Corp.†(a)(b)*	38,422	1,184,166
Sucampo Pharmaceuticals, Inc., Class A(a)*	9,776	132,465
United Therapeutics Corp.†*	19,797	2,839,484
Vanda Pharmaceuticals, Inc.*	10,555	168,352
VWR Corp.(a)*	6,241	156,212
Waters Corp.†*	8,549	1,148,900
Xencor, Inc.†*	45,985	1,210,325

		78,293,793

Retailing — 8.2%
Aaron’s, Inc.†(a)	77,746	2,487,095
Abercrombie & Fitch Co., Class A(a)	33,836	406,032
Advance Auto Parts, Inc.(a)	949	160,495
American Eagle Outfitters, Inc.(a)	67,589	1,025,325
Asbury Automotive Group, Inc.†(b)*	23,002	1,419,223
Ascena Retail Group, Inc.†*	337,853	2,091,310
AutoNation, Inc.†(a)*	32,649	1,588,374
AutoZone, Inc.†*	6,134	4,844,572
Barnes & Noble Education, Inc.(a)*	864	9,910

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Bed Bath & Beyond, Inc.(a)	25,883	$1,051,885
Best Buy Co., Inc.†(a)	22,072	941,812
Buckle, Inc. (The)(a)	58,045	1,323,426
Caleres, Inc.†	17,936	588,660
Camping World Holdings, Inc., Class A	4,069	132,609
Chico’s FAS, Inc.†	58,091	835,930
Children’s Place Retail Store, Inc. (The)†(a)	8,667	874,934
Dillard’s, Inc., Class A†(a)	19,034	1,193,241
Dollar General Corp.†(a)	29,033	2,150,474
Finish Line, Inc. (The), Class A†	63,840	1,200,830
Foot Locker, Inc.†	9,623	682,174
GameStop Corp., Class A(a)	18,526	467,967
Gap, Inc. (The)†	78,089	1,752,317
Genuine Parts Co.†	17,669	1,688,096
Group 1 Automotive, Inc.†	14,832	1,156,006
Haverty Furniture Cos., Inc.(a)	361	8,556
Home Depot, Inc. (The)†	15,161	2,032,787
HSN, Inc.†	43,737	1,500,179
Kohl’s Corp.†(a)	75,587	3,732,486
Liberty Interactive Corp. QVC Group, Class A†*	132,339	2,644,133
Lowe’s Cos., Inc.†	15,694	1,116,157
Macy’s, Inc.	6,455	231,154
Michaels Cos., Inc. (The)*	1,935	39,571
Nordstrom, Inc.(a)	10,694	512,563
Nutrisystem, Inc.†(a)(b)	48,820	1,691,613
Office Depot, Inc.†	31,708	143,320
Penske Automotive Group, Inc.(a)	7,515	389,578
Pool Corp.†(b)	16,727	1,745,295
Priceline Group, Inc. (The)†(b)*	4,005	5,871,570
Ross Stores, Inc.†	7,624	500,134
Staples, Inc.†(b)	210,562	1,905,586
Tailored Brands, Inc.(a)	17,634	450,549
Target Corp.†(a)(b)	63,303	4,572,376
Tiffany & Co.(a)	8,316	643,908
TJX Cos., Inc. (The)†(b)	27,485	2,064,948
TripAdvisor, Inc.(a)*	5,431	251,835
Urban Outfitters, Inc.†(a)*	18,041	513,808
Vitamin Shoppe, Inc.(a)*	9,647	229,116

		62,863,919

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Energy Industries, Inc.†*	1,794	$98,221
Analog Devices, Inc.†(a)	46,627	3,386,053
Applied Materials, Inc.†	80,021	2,582,278
Broadcom Ltd. (Singapore)	17,538	3,100,192
Intel Corp.†	100,852	3,657,902
KLA-Tencor Corp.†	15,168	1,193,418
Lam Research Corp.†	15,511	1,639,978
Linear Technology Corp.†	25,283	1,576,395
Maxim Integrated Products, Inc.†(a)	74,268	2,864,517
MaxLinear, Inc., Class A†*	70,699	1,541,238
Nanometrics, Inc.*	2,402	60,194
NVIDIA Corp.†(a)	65,352	6,975,673
Photronics, Inc.†*	50,158	566,785
QUALCOMM, Inc.†	97,719	6,371,279
Semtech Corp.†(a)*	8,017	252,936
Skyworks Solutions, Inc.†	33,870	2,528,734
Synaptics, Inc.†*	7,121	381,543
Teradyne, Inc.†(b)	83,509	2,121,129
Texas Instruments, Inc.†(b)	69,356	5,060,907
Xilinx, Inc.†	67,481	4,073,828

		50,033,200

Software & Services — 14.3%
Accenture PLC, Class A (Ireland)†	8,497	995,254
Adobe Systems, Inc.†(b)*	28,916	2,976,902
Akamai Technologies, Inc.†(a)*	50,582	3,372,808
Alphabet, Inc., Class A†*	2,966	2,350,407
ANSYS, Inc.†*	24,945	2,307,163
Aspen Technology, Inc.†*	48,158	2,633,279
AVG Technologies NV (Netherlands)(a)*	30,358	768,665
Bankrate, Inc.†*	93,140	1,029,197
Booz Allen Hamilton Holding Corp.†(b)	62,818	2,265,845
CA, Inc.†	150,169	4,770,869
Cadence Design Systems, Inc.†(b)*	24,662	621,976
Cardtronics PLC, Class A (United Kingdom)†(a)*	13,866	756,668
CDK Global, Inc.†(b)	50,542	3,016,852
CGI Group, Inc., Class A (Canada)†(a)*	7,431	356,911
Cimpress NV (Netherlands)†*	5,362	491,213
Citrix Systems, Inc.†*	47,649	4,255,532
Computer Sciences Corp.†	43,675	2,595,168
Convergys Corp.†(a)	22,134	543,611

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CSG Systems International,Inc.†	25,480	$1,233,232
CSRA, Inc.†	69,965	2,227,686
Descartes Systems Group, Inc. (The) (Canada)*	10	214
DST Systems, Inc.†	14,223	1,523,994
EarthLink Holdings Corp.†(b)	140,279	791,174
eBay, Inc.†*	195,834	5,814,311
Electronic Arts, Inc.†(a)*	9,479	746,566
Euronet Worldwide, Inc.(a)*	2,969	215,045
Facebook, Inc., Class A†*	7,348	845,387
Fair Isaac Corp.†(b)	15,761	1,879,026
Fidelity National Information Services, Inc.†	26,146	1,977,683
Gigamon, Inc.(a)*	5,531	251,937
Globant SA (Luxembourg)(a)*	6,203	206,870
GTT Communications, Inc.†*	11,567	332,551
IAC/InterActiveCorp.†(a)*	18,541	1,201,271
International Business Machines Corp.†	9,895	1,642,471
j2 Global, Inc.†(a)(b)	58,332	4,771,558
LogMeIn, Inc.(a)	3,785	365,442
Manhattan Associates, Inc.†(b)*	46,855	2,484,721
Mastercard, Inc., Class A†(b)	8,045	830,646
MAXIMUS, Inc.†(a)(b)	23,053	1,286,127
Mentor Graphics Corp.†	97,820	3,608,580
MicroStrategy, Inc., Class A†*	6,639	1,310,539
Monotype Imaging Holdings, Inc.†	24,179	479,953
NIC, Inc.†(a)(b)	54,298	1,297,722
Nuance Communications, Inc.*	17,141	255,401
Open Text Corp. (Canada)†	19,993	1,235,767
Oracle Corp.†	70,360	2,705,342
Paychex, Inc.	6,720	409,114
Progress Software Corp.†(a)(b)	11,431	364,992
Science Applications International Corp.	10,387	880,818
Shutterstock, Inc.(a)*	3,710	176,299
SS&C Technologies Holdings, Inc.(a)	8,942	255,741
Stamps.com, Inc.†(b)*	42,139	4,831,236
Sykes Enterprises, Inc.†*	22,047	636,276
Symantec Corp.†	145,667	3,479,985
Synopsys, Inc.†(b)*	41,355	2,434,155
Teradata Corp.†(a)*	88,598	2,407,208
TiVo Corp.†*	19,898	415,888
Trade Desk, Inc. (The), Class A(a)*	40,186	1,111,947

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Travelport Worldwide Ltd. (Bermuda)†(b)	84,127	$1,186,191
VASCO Data Security International, Inc.†*	54,310	741,332
VeriSign, Inc.†(a)*	42,020	3,196,461
VMware, Inc., Class A(a)*	40,348	3,176,598
WebMD Health Corp.(a)*	66,916	3,317,026
Western Union Co. (The)†	143,925	3,126,051

		109,776,854

Technology Hardware & Equipment — 7.5%
Anixter International, Inc.†*	14,253	1,155,206
Apple, Inc.†	26,729	3,095,753
ARRIS International PLC (United Kingdom)†*	99,181	2,988,324
AVX Corp.†	39,138	611,727
Benchmark Electronics, Inc.†(a)(b)*	70,259	2,142,899
CDW Corp.†(a)(b)	39,276	2,045,887
Cisco Systems, Inc.†	196,713	5,944,667
CommScope Holding Co., Inc.†*	108,219	4,025,747
F5 Networks, Inc.†(a)(b)*	6,095	882,068
Finisar Corp.(a)*	17,309	523,943
FLIR Systems, Inc.†(b)	33,681	1,218,915
Harris Corp.†	16,768	1,718,217
Hewlett Packard Enterprise Co.†	122,542	2,835,622
HP, Inc.†	216,335	3,210,411
InterDigital, Inc.†(b)	45,486	4,155,146
Juniper Networks, Inc.†	65,400	1,848,204
Keysight Technologies, Inc.†*	31,232	1,142,154
Methode Electronics, Inc.†	5,104	211,050
Motorola Solutions, Inc.†	13,851	1,148,109
MTS Systems Corp.†(a)	23,467	1,330,579
NCR Corp.†(b)*	24,145	979,321
NetApp, Inc.†	16,725	589,891
NETGEAR, Inc.†(b)*	49,331	2,681,140
Novanta, Inc. (Canada)*	410	8,610
PC Connection, Inc.(a)	166	4,663
Plantronics, Inc.†	27,693	1,516,469
Rogers Corp.†*	2,756	211,688
Sanmina Corp.†(b)*	45,488	1,667,135
ScanSource, Inc.†*	3,352	135,253
Seagate Technology PLC (Ireland)(a)	45,794	1,747,957
TE Connectivity Ltd. (Switzerland)†	21,033	1,457,166
TTM Technologies, Inc.†(a)(b)*	134,588	1,834,434
Ubiquiti Networks, Inc.(a)*	7,473	431,939

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Vishay Intertechnology, Inc.†(a)(b)	154,889	$2,509,202

		58,009,496

Telecommunication Services — 1.8%
AT&T, Inc.†	62,305	2,649,832
BCE, Inc. (Canada)†	14,657	633,769
CenturyLink, Inc.†	60,489	1,438,428
FairPoint Communications, Inc.*	1,859	34,763
Inteliquent, Inc.†	47,481	1,088,265
Level 3 Communications, Inc.†*	3,735	210,505
Rogers Communications, Inc., Class B (Canada)	1,510	58,256
Sprint Corp.†(a)*	331,780	2,793,588
Verizon Communications, Inc.†	66,045	3,525,482
Vonage Holdings Corp.†(a)(b)*	210,399	1,441,233

		13,874,121

Transportation — 4.8%
Alaska Air Group, Inc.†(a)	14,776	1,311,074
American Airlines Group, Inc.†(a)(b)	27,568	1,287,150
CH Robinson Worldwide, Inc.†(a)	11,712	858,021
CSX Corp.†	3,382	121,515
Delta Air Lines, Inc.†	66,973	3,294,402
Expeditors International of Washington, Inc.†	64,624	3,422,487
Heartland Express, Inc.†(a)	59,607	1,213,599
Hub Group, Inc., Class A†*	3,204	140,175
Landstar System, Inc.†	5,706	486,722
Matson, Inc.†	10,949	387,485
Norfolk Southern Corp.†(b)	38,847	4,198,195
Ryder System, Inc.†(a)	25,890	1,927,252
Southwest Airlines Co.†	35,157	1,752,225
Swift Transportation Co.†*	209,644	5,106,928
Union Pacific Corp.†	37,207	3,857,622
United Continental Holdings, Inc.†*	28,602	2,084,514
United Parcel Service, Inc., Class B† .	9,465	1,085,068
XPO Logistics, Inc.†(a)*	101,268	4,370,727

		36,905,161

TOTAL COMMON STOCKS (Cost $804,819,105)		930,688,131

TOTAL LONG POSITIONS - 120.9% (Cost $804,819,105)**		930,688,131

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (96.3)%
COMMON STOCKS — (96.3)%
Automobiles & Components — (1.2)%
Dana, Inc.	(115,863)	$(2,199,080)
Dorman Products, Inc.*	(14,601)	(1,066,749)
Federal-Mogul Holdings Corp.*	(26,025)	(268,318)
Fox Factory Holding Corp.*	(38,230)	(1,060,882)
Gentherm, Inc.*	(7,020)	(237,627)
Goodyear Tire & Rubber Co. (The)	(63,423)	(1,957,868)
Metaldyne Performance Group, Inc.	(2,816)	(64,627)
Modine Manufacturing Co.*	(3,181)	(47,397)
Standard Motor Products, Inc.	(4,167)	(221,768)
Superior Industries International, Inc.	(2,000)	(52,700)
Tenneco, Inc.*	(5,931)	(370,510)
Tesla Motors, Inc.*	(5,570)	(1,190,253)
Tower International, Inc.	(6,444)	(182,687)
Visteon Corp.	(2,600)	(208,884)

		(9,129,350)

Capital Goods — (13.0)%
AAON, Inc.	(17,151)	(566,841)
AAR Corp.	(20,482)	(676,930)
Advanced Drainage Systems, Inc.	(18,864)	(388,598)
Aegion Corp.*	(7,391)	(175,167)
Aerovironment, Inc.*	(31,368)	(841,603)
AGCO Corp.	(27,894)	(1,613,947)
Alamo Group, Inc.	(3,643)	(277,232)
Albany International Corp., Class A	(15,494)	(717,372)
Apogee Enterprises, Inc.	(3,759)	(201,332)
Babcock & Wilcox Enterprises, Inc.*	(35,196)	(583,902)
Beacon Roofing Supply, Inc.*	(74,408)	(3,427,977)
CAE, Inc. (Canada)	(6,306)	(88,095)
Colfax Corp.*	(28,871)	(1,037,335)
Comfort Systems USA, Inc.	(13,236)	(440,759)
CSW Industrials, Inc.*	(1,302)	(47,979)
Cubic Corp.	(3,410)	(163,509)
Douglas Dynamics, Inc.	(15,148)	(509,730)
Dycom Industries, Inc.*	(46,357)	(3,722,004)
Encore Wire Corp.	(5,369)	(232,746)
Energy Recovery, Inc.*	(82,540)	(854,289)
EnPro Industries, Inc.	(23,036)	(1,551,705)
ESCO Technologies, Inc.	(4,545)	(257,474)
Esterline Technologies Corp.*	(7,507)	(669,624)
Fastenal Co.	(33,796)	(1,587,736)
Federal Signal Corp.	(39,992)	(624,275)
Flowserve Corp.	(127,640)	(6,133,102)
Franklin Electric Co., Inc.	(13,302)	(517,448)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
GATX Corp.	(51,597)	$(3,177,343)
Generac Holdings, Inc.*	(11,288)	(459,873)
GMS, Inc.*	(9,175)	(268,644)
Granite Construction, Inc.	(63,241)	(3,478,255)
Griffon Corp.	(3,885)	(101,787)
HEICO Corp.	(13,127)	(1,012,748)
Herc Holdings, Inc.*	(51,432)	(2,065,509)
Hyster-Yale Materials Handling, Inc.	(11,763)	(750,126)
John Bean Technologies Corp.	(23,244)	(1,997,822)
Johnson Controls International PLC (Ireland)	(99,379)	(4,093,421)
Kaman Corp.	(8,932)	(437,043)
Kennametal, Inc.	(25,130)	(785,564)
KLX, Inc.*	(57,233)	(2,581,781)
Lindsay Corp.	(2,288)	(170,708)
Manitowoc Co., Inc. (The)*	(343,856)	(2,056,259)
Manitowoc Foodservice, Inc.*	(1,595)	(30,831)
Masonite International Corp. (Canada)*	(33,210)	(2,185,218)
MasTec, Inc.*	(13,696)	(523,872)
Mercury Systems, Inc.*	(43,994)	(1,329,499)
Milacron Holdings Corp.*	(12,613)	(234,980)
Mueller Industries, Inc.	(8,301)	(331,708)
MYR Group, Inc.*	(4,454)	(167,827)
Navistar International Corp.*	(28,444)	(892,288)
Orbital ATK, Inc.	(47,738)	(4,188,055)
Patrick Industries, Inc.*	(8,156)	(622,303)
PGT, Inc.*	(8,467)	(96,947)
Ply Gem Holdings, Inc.*	(7,357)	(119,551)
Primoris Services Corp.	(32,369)	(737,366)
Proto Labs, Inc.*	(37,106)	(1,905,393)
Quanex Building Products Corp.	(5,140)	(104,342)
Quanta Services, Inc.*	(111,047)	(3,869,988)
Raven Industries, Inc.	(975)	(24,570)
RBC Bearings, Inc.*	(6,065)	(562,893)
Rexnord Corp.*	(45,494)	(891,227)
Roper Technologies, Inc.	(21,022)	(3,848,708)
Rush Enterprises, Inc., Class A*	(9,304)	(296,798)
Sensata Technologies Holding NV (Netherlands)*	(33,048)	(1,287,220)
SiteOne Landscape Supply, Inc.*	(35,937)	(1,248,092)
Sun Hydraulics Corp.	(1,322)	(52,840)
Sunrun, Inc.*	(248,328)	(1,318,622)
TASER International, Inc.*	(30,725)	(744,774)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Tennant Co.	(16,913)	$(1,204,206)
Textron, Inc.	(68,247)	(3,314,074)
Thermon Group Holdings, Inc.*	(7,991)	(152,548)
Trinity Industries, Inc.	(85,129)	(2,363,181)
Triumph Group, Inc.	(43,963)	(1,165,020)
Universal Forest Products, Inc.	(13,483)	(1,377,693)
Valmont Industries, Inc.	(9,891)	(1,393,642)
Vicor Corp.*	(25)	(378)
WABCO Holdings, Inc.*	(34,907)	(3,705,378)
Wabtec Corp.	(37,341)	(3,100,050)
Watsco, Inc.	(1,928)	(285,575)
Watts Water Technologies, Inc., Class A	(7,858)	(512,342)
Woodward, Inc.	(41,424)	(2,860,327)

		(100,395,920)

Commercial & Professional Services — (3.7)%
Acco Brands Corp.*	(12,237)	(159,693)
Advanced Disposal Services, Inc.*	(8,634)	(191,847)
Advisory Board Co. (The)*	(25,563)	(849,970)
CEB, Inc.	(23,802)	(1,442,401)
Clean Harbors, Inc.*	(58,344)	(3,246,844)
Covanta Holding Corp.	(225,382)	(3,515,959)
Exponent, Inc.	(9,447)	(569,654)
Healthcare Services Group, Inc.	(67,633)	(2,649,185)
Herman Miller, Inc.	(9,900)	(338,580)
HNI Corp.	(20,065)	(1,122,035)
IHS Markit Ltd. (Bermuda)*	(88,915)	(3,148,493)
InnerWorkings, Inc.*	(2,068)	(20,370)
KAR Auction Services, Inc.	(8,265)	(352,254)
Korn/Ferry International	(53,712)	(1,580,744)
MSA Safety, Inc.	(6,536)	(453,141)
Multi-Color Corp.	(22,298)	(1,730,325)
On Assignment, Inc.*	(2,746)	(121,268)
Steelcase, Inc., Class A	(66,318)	(1,187,092)
Team, Inc.*	(4,058)	(159,276)
TransUnion*	(10,876)	(336,395)
TriNet Group, Inc.*	(27,655)	(708,521)
Viad Corp.	(4,694)	(207,005)
WageWorks, Inc.*	(47,651)	(3,454,698)
Waste Connections, Inc. (Canada)	(14,099)	(1,108,043)

		(28,653,793)

Consumer Durables & Apparel — (3.1)%
Columbia Sportswear Co.	(26,527)	(1,546,524)
Crocs, Inc.*	(52,336)	(359,025)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Deckers Outdoor Corp.*	(81,591)	$(4,519,325)
G-III Apparel Group Ltd.*	(95,523)	(2,823,660)
Hasbro, Inc.	(4,630)	(360,168)
Helen Of Troy Ltd. (Bermuda)*	(4,698)	(396,746)
iRobot Corp.*	(5,652)	(330,359)
Kate Spade & Co.*	(11,040)	(206,117)
Leggett & Platt, Inc.	(53,742)	(2,626,909)
Mattel, Inc.	(138,270)	(3,809,338)
Meritage Homes Corp.*	(3,469)	(120,721)
Nautilus, Inc.*	(31,005)	(573,592)
Newell Brands, Inc.	(9,199)	(410,735)
Steven Madden Ltd.*	(24,230)	(866,222)
TRI Pointe Group, Inc.*	(55,894)	(641,663)
Under Armour, Inc., Class A*	(22,526)	(654,380)
Universal Electronics, Inc.*	(450)	(29,048)
Vista Outdoor, Inc.*	(54,655)	(2,016,770)
WCI Communities, Inc.*	(6,511)	(152,683)
Whirlpool Corp.	(5,881)	(1,068,989)

		(23,512,974)

Consumer Services — (6.0)%
Belmond Ltd., Class A (Bermuda)*	(32,101)	(428,548)
BJ’s Restaurants, Inc.*	(50,160)	(1,971,288)
Bloomin’ Brands, Inc.	(163,952)	(2,956,055)
Boyd Gaming Corp.*	(95,221)	(1,920,608)
Carrols Restaurant Group, Inc.*	(5,096)	(77,714)
Chegg, Inc.*	(56,319)	(415,634)
Chipotle Mexican Grill, Inc.*	(13,889)	(5,240,597)
Chuy’s Holdings, Inc.*	(20,480)	(664,576)
ClubCorp Holdings, Inc.	(20,168)	(289,411)
Dave & Buster’s Entertainment,Inc.*	(62,535)	(3,520,720)
Fiesta Restaurant Group, Inc.*	(42,598)	(1,271,550)
Grand Canyon Education, Inc.*	(22,971)	(1,342,655)
Houghton Mifflin Harcourt Co.*	(76,617)	(831,294)
ILG, Inc.	(80,456)	(1,461,886)
Intrawest Resorts Holdings, Inc.*	(2,139)	(38,181)
K12, Inc.*	(5,608)	(96,233)
LifeLock, Inc.*	(104,683)	(2,504,017)
Marriott International, Inc., Class A	(27,653)	(2,286,350)
MGM Resorts International*	(117,082)	(3,375,474)
Red Robin Gourmet Burgers, Inc.*	(38,401)	(2,165,816)
Royal Caribbean Cruises Ltd. (Liberia)	(25,043)	(2,054,528)
Ruth’s Hospitality Group, Inc.	(5,179)	(94,776)
SeaWorld Entertainment, Inc.	(33,371)	(631,713)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Service Corp. International	(12,218)	$(346,991)
Shake Shack, Inc., Class A*	(125,124)	(4,478,188)
Texas Roadhouse, Inc.	(13,375)	(645,210)
Vail Resorts, Inc.	(11,652)	(1,879,584)
Wingstop, Inc.	(26,629)	(787,952)
Wynn Resorts Ltd.	(21,547)	(1,864,031)
Zoe’s Kitchen, Inc.*	(20,341)	(487,981)

		(46,129,561)

Energy — (5.4)%
Alon USA Energy, Inc.	(36,062)	(410,386)
Cameco Corp. (Canada)	(104,941)	(1,098,732)
Cenovus Energy, Inc. (Canada)	(173,441)	(2,624,162)
Cheniere Energy, Inc.*	(30,999)	(1,284,289)
Core Laboratories NV (Netherlands)	(1,833)	(220,033)
CVR Energy, Inc.	(88,184)	(2,238,992)
Delek US Holdings, Inc.	(1,692)	(40,726)
Diamond Offshore Drilling, Inc.*	(66,054)	(1,169,156)
Fairmount Santrol Holdings, Inc.*	(216,269)	(2,549,811)
Forum Energy Technologies, Inc.*	(55,036)	(1,210,792)
Green Plains, Inc.	(50,742)	(1,413,165)
Helix Energy Solutions Group, Inc.*	(57,495)	(507,106)
HollyFrontier Corp.	(56,078)	(1,837,115)
Matrix Service Co.*	(4,342)	(98,563)
National Oilwell Varco, Inc.	(12,480)	(467,251)
Newpark Resources, Inc.*	(12,123)	(90,922)
Noble Corp. PLC (United Kingdom)	(553,988)	(3,279,609)
Par Pacific Holdings, Inc.*	(13,264)	(192,859)
Patterson-UTI Energy, Inc.	(8,522)	(229,412)
Pembina Pipeline Corp. (Canada)	(36,651)	(1,147,909)
Precision Drilling Corp. (Canada)*	(496,935)	(2,708,296)
RPC, Inc.	(52,241)	(1,034,894)
SEACOR Holdings, Inc.*	(28,492)	(2,030,910)
SemGroup Corp., Class A	(10,164)	(424,347)
Suncor Energy, Inc. (Canada)	(98,867)	(3,231,962)
TransCanada Corp. (Canada)	(41,167)	(1,858,690)
Unit Corp.*	(15,180)	(407,887)
US Silica Holdings, Inc.	(87,644)	(4,967,662)
Weatherford International PLC (Ireland)*	(604,007)	(3,013,995)

		(41,789,633)

Food & Staples Retailing — (1.6)%
Casey’s General Stores, Inc.	(3,216)	(382,318)
Performance Food Group Co.*	(24,040)	(576,960)
PriceSmart, Inc.	(11,263)	(940,460)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Rite Aid Corp.*	(633,858)	$(5,222,990)
Smart & Final Stores, Inc.*	(72,383)	(1,020,600)
Sprouts Farmers Market, Inc.*	(139,314)	(2,635,821)
United Natural Foods, Inc.*	(31,149)	(1,486,430)

		(12,265,579)

Food, Beverage & Tobacco — (4.6)%
Amplify Snack Brands, Inc.*	(24,853)	(218,955)
B&G Foods, Inc.	(24,107)	(1,055,887)
Bunge Ltd. (Bermuda)	(100,781)	(7,280,419)
Calavo Growers, Inc.	(233)	(14,306)
Coca-Cola Bottling Co. Consolidated	(12,231)	(2,187,514)
Darling Ingredients, Inc.*	(115,258)	(1,487,981)
Hershey Co. (The)	(39,497)	(4,085,175)
J&J Snack Foods Corp.	(627)	(83,661)
McCormick & Co., Inc., non-voting shares	(11,154)	(1,041,003)
MGP Ingredients, Inc.	(31,286)	(1,563,674)
Mondelez International, Inc., Class A	(53,875)	(2,388,279)
Monster Beverage Corp.*	(26,249)	(1,163,881)
Reynolds American, Inc.	(59,265)	(3,321,211)
Snyders-Lance, Inc.	(58,603)	(2,246,839)
SunOpta, Inc. (Canada)*	(19,548)	(137,813)
Tootsie Roll Industries, Inc.	(14,501)	(576,415)
TreeHouse Foods, Inc.*	(44,496)	(3,212,166)
WhiteWave Foods Co. (The)*	(57,903)	(3,219,407)

		(35,284,586)

Health Care Equipment & Services — (7.8)%
ABIOMED, Inc.*	(10,923)	(1,230,804)
Aceto Corp.	(21,280)	(467,522)
Air Methods Corp*	(14,098)	(449,021)
Amedisys, Inc.*	(20,615)	(878,817)
athenahealth, Inc.*	(2,312)	(243,153)
AtriCure, Inc.*	(14,513)	(284,019)
BioTelemetry, Inc.*	(13,641)	(304,876)
Capital Senior Living Corp.*	(24,246)	(389,148)
Cardiovascular Systems, Inc.*	(65,554)	(1,587,062)
Castlight Health, Inc., Class B*	(634)	(3,138)
Cerus Corp.*	(240,661)	(1,046,875)
Civitas Solutions, Inc.*	(217)	(4,318)
Cynosure, Inc., Class A*	(14,504)	(661,382)
DexCom, Inc.*	(58,613)	(3,499,196)
Diplomat Pharmacy, Inc.*	(79,553)	(1,002,368)
Endologix, Inc.*	(164,691)	(942,033)
Ensign Group, Inc. (The)	(64,932)	(1,442,140)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Envision Healthcare Corp.*	(88,876)	$(5,624,962)
Evolent Health, Inc., Class A*	(75,833)	(1,122,328)
GenMark Diagnostics, Inc.*	(11,443)	(140,062)
Glaukos Corp.*	(33,952)	(1,164,554)
Insulet Corp.*	(80,857)	(3,046,692)
K2M Group Holdings, Inc.*	(67,735)	(1,357,409)
Medidata Solutions, Inc.*	(45,049)	(2,237,584)
Merit Medical Systems, Inc.*	(29,926)	(793,039)
National Healthcare Corp.	(844)	(63,967)
Neogen Corp.*	(2,045)	(134,970)
Nevro Corp.*	(41,187)	(2,992,647)
Novadaq Technologies, Inc. (Canada)*	(36,046)	(255,566)
Novocure Ltd. (Jersey)*	(45,711)	(358,831)
NuVasive, Inc.*	(3,896)	(262,435)
NxStage Medical, Inc.*	(64,500)	(1,690,545)
Omnicell, Inc.*	(26,681)	(904,486)
Patterson Cos., Inc.	(148,788)	(6,104,772)
Penumbra, Inc.*	(34,850)	(2,223,430)
PharMerica Corp.*	(37,556)	(944,533)
Providence Service Corp. (The)*	(4,081)	(155,282)
Quidel Corp.*	(24,774)	(530,659)
Spectranetics Corp. (The)*	(98,763)	(2,419,694)
Surgery Partners, Inc.*	(8,137)	(128,971)
Surgical Care Affiliates, Inc.*	(56,384)	(2,608,888)
Team Health Holdings, Inc.*	(132,868)	(5,773,115)
US Physical Therapy, Inc.	(3,687)	(258,827)
Vascular Solutions, Inc.*	(3,675)	(206,168)
Wright Medical Group NV (Netherlands)*	(57,358)	(1,318,087)
Zeltiq Aesthetics, Inc.*	(14,702)	(639,831)

		(59,898,206)

Household & Personal Products — (0.3)%
Clorox Co. (The)	(15,256)	(1,831,025)
Revlon, Inc., Class A*	(11,424)	(333,010)
WD-40 Co.	(2,412)	(281,963)

		(2,445,998)

Materials — (8.3)%
Agrium, Inc. (Canada)	(20,713)	(2,082,692)
Albemarle Corp.	(55,944)	(4,815,660)
Avery Dennison Corp.	(19,487)	(1,368,377)
Axalta Coating Systems Ltd. (Bermuda)*	(2,104)	(57,229)
Balchem Corp.	(26,515)	(2,225,139)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.	(75,851)	$(5,694,135)
CF Industries Holdings, Inc.	(155,231)	(4,886,672)
Deltic Timber Corp.	(1,714)	(132,098)
Domtar Corp.	(33,680)	(1,314,530)
Dow Chemical Co. (The)	(23,435)	(1,340,951)
Ecolab, Inc.	(10,969)	(1,285,786)
EI du Pont de Nemours & Co.	(15,977)	(1,172,712)
Flotek Industries, Inc.*	(146,577)	(1,376,358)
GCP Applied Technologies, Inc.*	(16,274)	(435,330)
Graphic Packaging Holding Co.	(358,603)	(4,475,365)
Kronos Worldwide, Inc.	(57,744)	(689,463)
Methanex Corp. (Canada)	(112,067)	(4,908,535)
Mosaic Co. (The)	(42,133)	(1,235,761)
Multi Packaging Solutions International Ltd. (Bermuda)*	(872)	(12,435)
New Market Corp.	(1,716)	(727,309)
PH Glatfelter Co.	(29,584)	(706,762)
Platform Specialty Products Corp.*	(43,612)	(427,834)
Potash Corp. of Saskatchewan, Inc. (Canada)	(239,584)	(4,334,075)
Quaker Chemical Corp.	(100)	(12,794)
Sensient Technologies Corp.	(18,704)	(1,469,760)
Silgan Holdings, Inc.	(11,002)	(563,082)
Summit Materials, Inc., Class A*	(19,827)	(471,681)
Tredegar Corp.	(2,925)	(70,200)
US Concrete, Inc.*	(73,002)	(4,781,631)
Valvoline, Inc.	(54,100)	(1,163,150)
Westlake Chemical Corp.	(99,256)	(5,557,343)
WR Grace & Co.	(66,001)	(4,464,308)

		(64,259,157)

Media — (2.0)%
AMC Entertainment Holdings, Inc.,Class A	(41,652)	(1,401,590)
Cable One, Inc.	(897)	(557,692)
Charter Communications, Inc., ClassA*	(2,843)	(818,643)
Entravision Communications Corp., Class A	(4,196)	(29,372)
EW Scripps Co. (The), Class A*	(121,828)	(2,354,935)
Gannett Co., Inc.	(190,784)	(1,852,513)
Global Eagle Entertainment, Inc.*	(80,737)	(521,561)
Gray Television, Inc.*	(30,669)	(332,759)
John Wiley & Sons, Inc., Class A	(37,123)	(2,023,204)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Madison Square Garden Co. (The), Class A*	(4,637)	$(795,292)
Meredith Corp.	(619)	(36,614)
National CineMedia, Inc.	(49,283)	(725,939)
New York Times Co. (The), Class A	(20,238)	(269,165)
Nexstar Broadcasting Group, Inc., Class A	(8,909)	(563,940)
Shaw Communications, Inc., Class B (Canada)	(49,983)	(1,002,659)
Sinclair Broadcast Group, Inc., Class A	(28,758)	(959,079)
Time, Inc.	(13,535)	(241,600)
World Wrestling Entertainment, Inc., Class A	(40,184)	(739,386)

		(15,225,943)

Pharmaceuticals, Biotechnology & Life Sciences — (7.1)%
Accelerate Diagnostics, Inc.*	(69,218)	(1,436,273)
Acceleron Pharma, Inc.*	(1,187)	(30,292)
Achillion Pharmaceuticals, Inc.*	(164,707)	(680,240)
Aclaris Therapeutics, Inc.*	(2,986)	(81,040)
Aerie Pharmaceuticals, Inc.*	(43,858)	(1,660,025)
Agios Pharmaceuticals, Inc.*	(36,322)	(1,515,717)
Aimmune Therapeutics, Inc.*	(5,167)	(105,665)
Albany Molecular Research, Inc.*	(36,935)	(692,901)
Alder Biopharmaceuticals, Inc.*	(63,973)	(1,330,638)
Alnylam Pharmaceuticals, Inc.*	(10,640)	(398,362)
Amicus Therapeutics, Inc.*	(154,506)	(767,895)
Amphastar Pharmaceuticals, Inc.*	(14,519)	(267,440)
ANI Pharmaceuticals, Inc.*	(3,599)	(218,171)
Atara Biotherapeutics, Inc.*	(8,412)	(119,450)
Axovant Sciences Ltd. (Bermuda)*	(11,704)	(145,364)
Bio-Rad Laboratories, Inc., Class A*	(13,443)	(2,450,390)
Bio-Techne Corp.	(17,155)	(1,764,049)
Bluebird Bio, Inc.*	(18,572)	(1,145,892)
Bruker Corp.	(45,712)	(968,180)
Cambrex Corp.*	(31,766)	(1,713,776)
Catalent, Inc.*	(9,723)	(262,132)
Charles River Laboratories International, Inc.*	(3,676)	(280,074)
Coherus Biosciences, Inc.*	(14,125)	(397,619)
Dermira, Inc.*	(44,817)	(1,359,300)
Epizyme, Inc.*	(26,616)	(322,054)
Flexion Therapeutics, Inc.*	(171)	(3,252)
Foundation Medicine, Inc.*	(21,311)	(377,205)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Global Blood Therapeutics, Inc.*	(14,321)	$(206,938)
Heron Therapeutics, Inc.*	(126,606)	(1,658,539)
Illumina, Inc.*	(28,764)	(3,682,943)
Impax Laboratories, Inc.*	(32,242)	(427,206)
Inovio Pharmaceuticals, Inc.*	(49,589)	(344,148)
Insmed, Inc.*	(73,781)	(976,123)
Intercept Pharmaceuticals, Inc.*	(10,468)	(1,137,348)
Intra-Cellular Therapies, Inc.*	(113,490)	(1,712,564)
Juno Therapeutics, Inc.*	(42,060)	(792,831)
Kite Pharma, Inc.*	(29,168)	(1,307,893)
Luminex Corp.*	(22,759)	(460,415)
MacroGenics, Inc.*	(23,656)	(483,529)
Mallinckrodt PLC (Ireland)*	(7,619)	(379,579)
Medicines Co. (The)*	(85,922)	(2,916,193)
Medpace Holdings, Inc.*	(89)	(3,210)
Merrimack Pharmaceuticals, Inc.*	(37,099)	(151,364)
Momenta Pharmaceuticals, Inc.*	(75,514)	(1,136,486)
Mylan NV (Netherlands)*	(13,705)	(522,846)
Nektar Therapeutics*	(224,145)	(2,750,259)
NeoGenomics, Inc.*	(74,393)	(637,548)
Pacific Biosciences of California, Inc.*	(183,947)	(698,999)
Pacira Pharmaceuticals, Inc.*	(3,545)	(114,504)
Phibro Animal Health Corp., Class A	(3,496)	(102,433)
Portola Pharmaceuticals, Inc.*	(85,650)	(1,921,986)
Prothena Corp. PLC (Ireland)*	(2,171)	(106,791)
Puma Biotechnology, Inc.*	(13,887)	(426,331)
QIAGEN NV (Netherlands)*	(106,348)	(2,979,871)
Radius Health, Inc.*	(4,887)	(185,853)
Revance Therapeutics, Inc.*	(17,012)	(352,148)
Synergy Pharmaceuticals, Inc.*	(133,729)	(814,410)
TherapeuticsMD, Inc.*	(248,662)	(1,434,780)
Theravance Biopharma, Inc. (Cayman Islands)*	(55,193)	(1,759,553)
Valeant Pharmaceuticals International, Inc. (Canada)*	(85,155)	(1,236,451)

		(54,315,468)

Retailing — (5.9)%
1-800-Flowers.com, Inc., Class A*	(6,890)	(73,723)
At Home Group, Inc.*	(10,347)	(151,377)
Barnes & Noble, Inc.	(67,511)	(752,748)
Big Lots, Inc.	(43,629)	(2,190,612)
CarMax, Inc.*	(80,972)	(5,213,787)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Cato Corp. (The), Class A	(246)	$(7,400)
Core-Mark Holding Co., Inc.	(37,180)	(1,601,343)
CST Brands, Inc.	(115,275)	(5,550,491)
Dollar Tree, Inc.*	(7,727)	(596,370)
Five Below, Inc.*	(18,408)	(735,584)
Fred’s, Inc., Class A	(2,578)	(47,848)
Genesco, Inc.*	(36,778)	(2,283,914)
Groupon, Inc.*	(1,204,192)	(3,997,917)
Guess?, Inc.	(222,635)	(2,693,884)
Hibbett Sports, Inc.*	(2,268)	(84,596)
JC Penney Co., Inc.*	(135,621)	(1,127,010)
L Brands, Inc.	(5,153)	(339,274)
Lithia Motors, Inc., Class A	(36,326)	(3,517,447)
LKQ Corp.*	(34,093)	(1,044,950)
Monro Muffler Brake, Inc.	(26,325)	(1,505,790)
Murphy USA, Inc.*	(12,940)	(795,422)
Netflix, Inc.*	(2,781)	(344,288)
Ollie’s Bargain Outlet Holdings, Inc.*	(35,860)	(1,020,217)
Pier 1 Imports, Inc.	(117,698)	(1,005,141)
RH*	(3,393)	(104,165)
Shoe Carnival, Inc.	(151)	(4,074)
Shutterfly, Inc.*	(47,626)	(2,389,873)
Sonic Automotive, Inc., Class A	(7,109)	(162,796)
Tile Shop Holdings, Inc.*	(47,866)	(935,780)
Wayfair, Inc., Class A*	(140,130)	(4,911,556)
Zumiez, Inc.*	(27,845)	(608,413)

		(45,797,790)

Semiconductors & Semiconductor Equipment — (3.3)%
Applied Micro Circuits Corp.*	(18,792)	(155,034)
Brooks Automation, Inc.	(43,555)	(743,484)
Cavium, Inc.*	(62,792)	(3,920,732)
Cirrus Logic, Inc.*	(9,825)	(555,505)
Cree, Inc.*	(107,116)	(2,826,791)
Cypress Semiconductor Corp.	(22,796)	(260,786)
Diodes, Inc.*	(7,550)	(193,808)
First Solar, Inc.*	(143,987)	(4,620,543)
FormFactor, Inc.*	(53,615)	(600,488)
Impinj, Inc.*	(12,045)	(425,670)
Lattice Semiconductor Corp.*	(220,278)	(1,621,246)
MACOM Technology Solutions Holdings, Inc.*	(9,906)	(458,450)
Micron Technology, Inc.*	(35,896)	(786,840)
MKS Instruments, Inc.	(7,729)	(459,103)
NeoPhotonics Corp.*	(38,245)	(413,428)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
ON Semiconductor Corp.*	(406,701)	$(5,189,505)
PDF Solutions, Inc.*	(85)	(1,917)
Tessera Holding Corp.	(21,285)	(940,797)
Veeco Instruments, Inc.*	(55,096)	(1,606,048)

		(25,780,175)

Software & Services — (12.6)%
2U, Inc.*	(21,769)	(656,335)
8x8, Inc.*	(18,047)	(258,072)
A10 Networks, Inc.*	(19,676)	(163,508)
ACI Worldwide, Inc.*	(80,286)	(1,457,191)
Acxiom Corp.*	(85,311)	(2,286,335)
Alliance Data Systems Corp.	(25,292)	(5,779,222)
Apptio, Inc., Class A*	(7,652)	(141,792)
Autodesk, Inc.*	(30,974)	(2,292,386)
Benefitfocus, Inc.*	(23,176)	(688,327)
Black Knight Financial Services, Inc., Class A*	(26,241)	(991,910)
Blackhawk Network Holdings, Inc.*	(127,787)	(4,814,375)
Blackline, Inc.*	(8,069)	(222,946)
Bottomline Technologies de, Inc.*	(18,552)	(464,171)
Box, Inc., Class A*	(149,079)	(2,066,235)
CACI International, Inc., Class A*	(5,356)	(665,751)
Callidus Software, Inc.*	(91,314)	(1,534,075)
CoreLogic, Inc.*	(5,956)	(219,359)
Coupa Software, Inc.*	(12,024)	(300,720)
FireEye, Inc.*	(381,049)	(4,534,483)
Forrester Research, Inc.	(3,272)	(140,532)
Gartner, Inc.*	(24,897)	(2,516,340)
Global Payments, Inc.	(15,984)	(1,109,469)
Gogo, Inc.*	(182,630)	(1,683,849)
Hortonworks, Inc.*	(76,283)	(633,912)
HubSpot, Inc.*	(45,747)	(2,150,109)
Imperva, Inc.*	(95,071)	(3,650,726)
Instructure, Inc.*	(23,562)	(460,637)
Intuit, Inc.	(2,602)	(298,215)
Leidos Holdings, Inc.	(84,140)	(4,302,920)
MINDBODY, Inc., Class A*	(18,277)	(389,300)
New Relic, Inc.*	(66,985)	(1,892,326)
Pandora Media, Inc.*	(454,509)	(5,926,797)
Paylocity Holding Corp.*	(9,707)	(291,307)
PayPal Holdings, Inc.*	(28,599)	(1,128,803)
PROS Holdings, Inc.*	(38,129)	(820,536)
Q2 Holdings, Inc.*	(25,720)	(742,022)
Quotient Technology, Inc.*	(21,596)	(232,157)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Rapid7, Inc.*	(24,081)	$(293,066)
RealPage, Inc.*	(13,658)	(409,740)
RingCentral, Inc., Class A*	(75,686)	(1,559,132)
Sabre Corp.	(201,179)	(5,019,416)
salesforce.com, Inc.*	(1,533)	(104,949)
SecureWorks Corp., Class A*	(12,906)	(136,675)
Silver Spring Networks, Inc.*	(3,171)	(42,206)
Splunk, Inc.*	(70,272)	(3,594,413)
Square, Inc., Class A*	(316,094)	(4,308,361)
Synchronoss Technologies, Inc.*	(21,328)	(816,862)
Tableau Software, Inc., Class A*	(53,446)	(2,252,749)
TeleTech Holdings, Inc.	(5,452)	(166,286)
TrueCar, Inc.*	(118,035)	(1,475,438)
Twitter, Inc.*	(232,546)	(3,790,500)
Vantiv, Inc., Class A*	(13,154)	(784,241)
Varonis Systems, Inc.*	(6,562)	(175,862)
Verint Systems, Inc.*	(14,414)	(508,094)
Virtusa Corp.*	(31,831)	(799,595)
Workday, Inc., Class A*	(54,654)	(3,612,083)
Workiva, Inc.*	(17,436)	(238,001)
Zendesk, Inc.*	(132,425)	(2,807,410)
Zynga, Inc., Class A*	(2,319,926)	(5,962,210)

		(96,764,439)

Technology Hardware & Equipment — (6.4)%
Arista Networks, Inc.*	(11,743)	(1,136,370)
CalAmp Corp.*	(3,394)	(49,213)
Celestica, Inc. (Canada)*	(39,880)	(472,578)
Cognex Corp	(7,669)	(487,902)
Coherent, Inc.*	(1,812)	(248,942)
Cray, Inc.*	(68,909)	(1,426,416)
Diebold, Inc.	(105,556)	(2,654,733)
EchoStar Corp., Class A*	(31,854)	(1,636,977)
ePlus, Inc.*	(8,606)	(991,411)
Extreme Networks, Inc.*	(7,732)	(38,892)
Fitbit, Inc., Class A*	(169,563)	(1,241,201)
Infinera Corp.*	(275,690)	(2,340,608)
Insight Enterprises, Inc.*	(9,313)	(376,618)
InvenSense, Inc.*	(175,430)	(2,243,750)
IPG Photonics Corp.*	(15,754)	(1,555,077)
Ixia*	(34,028)	(547,851)
Jabil Circuit, Inc.	(183,134)	(4,334,782)
Knowles Corp.*	(5,348)	(89,365)
Mitel Networks Corp. (Canada)*	(8,279)	(56,297)
National Instruments Corp.	(11,117)	(342,626)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetScout Systems, Inc.*	(33,346)	$(1,050,399)
Nimble Storage, Inc.*	(135,279)	(1,071,410)
Oclaro, Inc.*	(46,722)	(418,162)
OSI Systems, Inc.*	(12,734)	(969,312)
Palo Alto Networks, Inc.*	(29,889)	(3,737,619)
Pure Storage, Inc., Class A*	(93,843)	(1,061,364)
Stratasys Ltd. (Israel)*	(80,704)	(1,334,844)
Super Micro Computer, Inc.*	(14,542)	(407,903)
SYNNEX Corp.	(4,243)	(513,488)
Tech Data Corp.*	(23,918)	(2,025,376)
Trimble, Inc.*	(144,176)	(4,346,906)
Universal Display Corp.*	(77,558)	(4,366,515)
VeriFone Systems, Inc.*	(92,469)	(1,639,475)
ViaSat, Inc.*	(53,863)	(3,566,808)
Western Digital Corp.	(4,245)	(288,448)

		(49,069,638)

Telecommunication Services — (1.1)%
ATN International, Inc.	(16,430)	(1,316,536)
Cincinnati Bell, Inc.*	(40,101)	(896,266)
Consolidated Communications Holdings, Inc.	(5,846)	(156,965)
Frontier Communications Corp.	(331,002)	(1,118,787)
Globalstar, Inc.*	(248,587)	(392,767)
Iridium Communications, Inc.*	(163,495)	(1,569,552)
ORBCOMM, Inc.*	(74,251)	(614,056)
Shenandoah Telecommunications Co.	(21,532)	(587,824)
Windstream Holdings, Inc.	(203,950)	(1,494,954)

		(8,147,707)

Transportation — (2.9)%
Air Transport Services Group, Inc.*	(51,439)	(820,966)
Allegiant Travel Co.	(11,393)	(1,895,795)
ArcBest Corp.	(22,454)	(620,853)
Atlas Air Worldwide Holdings, Inc.*	(46,953)	(2,448,599)
Canadian National Railway Co. (Canada)	(27,636)	(1,862,666)
Canadian Pacific Railway Ltd. (Canada)	(6,863)	(979,830)
Echo Global Logistics, Inc.*	(21,320)	(534,066)
Kirby Corp.*	(4,979)	(331,104)
Knight Transportation, Inc.	(29,885)	(987,699)
Marten Transport Ltd.	(1,094)	(25,490)
Saia, Inc.*	(16,258)	(717,791)
SkyWest, Inc.	(69,904)	(2,548,001)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

COMMON STOCKS — (Continued)
Transportation — (Continued)
Spirit Airlines, Inc.*	(65,871)	$(3,811,296)
Werner Enterprises, Inc.	(171,646)	(4,625,860)

		(22,210,016)

TOTAL COMMON STOCK (Proceeds $739,923,923)		(741,075,933)

TOTAL SECURITES SOLD SHORT - (96.3)%		(741,075,933)

(Proceeds $739,923,923)
OTHER ASSETS IN EXCESS OF LIABILITIES - 75.4%		580,045,207

NET ASSETS - 100.0%		$769,657,405

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $66,201,923.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$804,819,105	***

Gross unrealized appreciation	$137,305,210
Gross unrealized depreciation	(11,436,184)

Net unrealized appreciation	$125,869,026

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC  Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

LONG POSITIONS — 121.0% COMMON STOCKS — 121.0%	Number of Shares
		Value
Automobiles & Components — 3.0%
BorgWarner, Inc.†	137	$5,403
Delphi Automotive PLC (Jersey)†	174	11,719
General Motors Co.†	985	34,317
Goodyear Tire & Rubber Co. (The)	168	5,186
Harley-Davidson, Inc.†(a)	113	6,592

		63,217

Banks — 0.1%
Huntington Bancshares, Inc.	36	476
KeyCorp.	52	950

		1,426

Capital Goods — 12.8%
3M Co.†	23	4,107
Allegion PLC (Ireland)	61	3,904
AMETEK, Inc.†	77	3,742
Arconic, Inc.†	315	5,840
Boeing Co. (The)†	351	54,644
Caterpillar, Inc.†(a)	258	23,927
Cummins, Inc.†	108	14,760
Eaton Corp. PLC (Ireland)	23	1,543
Emerson Electric Co.†	413	23,025
Fortive Corp.	4	214
Fortune Brands Home & Security, Inc.	99	5,292
Honeywell International, Inc.†	180	20,853
Ingersoll-Rand PLC (Ireland)†	166	12,457
Jacobs Engineering Group, Inc.†*	78	4,446
Lockheed Martin Corp.†	72	17,996
Masco Corp.†	208	6,577
Parker-Hannifin Corp.†	85	11,900
Pentair PLC (Ireland)†	116	6,504
Raytheon Co.	2	284
Rockwell Collins, Inc.†(a)	84	7,792
Snap-on, Inc.†	37	6,337
Stanley Black & Decker, Inc.	32	3,670
United Technologies Corp.†	159	17,430
WW Grainger, Inc.†(a)	39	9,058

		266,302

Commercial & Professional Services — 1.0%
Pitney Bowes, Inc.†	119	1,808
Robert Half International, Inc.†	83	4,049
Waste Management, Inc.†	214	15,175

		21,032

Consumer Durables & Apparel — 2.1%
DR Horton, Inc.†	19	519
Garmin Ltd. (Switzerland)†(a)	121	5,867

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hanesbrands, Inc.(a)	242	$5,220
Harman International Industries, Inc.†	45	5,002
Leggett & Platt, Inc.†(a)	85	4,155
Mohawk Industries, Inc.†*	48	9,585
PulteGroup, Inc.	21	386
PVH Corp.†	51	4,602
Ralph Lauren Corp.	51	4,606
Whirlpool Corp.†	19	3,454

		43,396

Consumer Services — 1.8%
Carnival Corp. (Panama)	331	17,232
Wyndham Worldwide Corp.†	70	5,346
Yum! Brands, Inc.†	233	14,756

		37,334

Diversified Financials — 1.7%
Goldman Sachs Group, Inc. (The)	1	239
Moody’s Corp.†	122	11,501
Nasdaq, Inc.†	105	7,048
S&P Global, Inc.†	161	17,314

		36,102

Energy — 5.6%
Anadarko Petroleum Corp.†	350	24,406
Kinder Morgan, Inc.†	1,430	29,615
Murphy Oil Corp.†	111	3,455
Noble Energy, Inc.†	190	7,231
Phillips 66†	147	12,702
Southwestern Energy Co.†*	363	3,928
Valero Energy Corp.†	291	19,881
Williams Cos., Inc. (The)†	477	14,854

		116,072

Food & Staples Retailing — 6.5%
CVS Health Corp.†	680	53,659
Walgreens Boots Alliance, Inc.†	631	52,222
Wal-Mart Stores, Inc.†	438	30,275

		136,156

Food, Beverage & Tobacco — 6.2%
Altria Group, Inc.†	587	39,693
Coca-Cola Co. (The)†	378	15,672
ConAgra Foods, Inc.†	281	11,114
Dr Pepper Snapple Group, Inc.†	118	10,699
Hormel Foods Corp.†	337	11,731
Philip Morris International, Inc.†	294	26,898

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A†	230	$14,186

		129,993

Health Care Equipment & Services — 13.6%
Abbott Laboratories†	441	16,939
Aetna, Inc.†	226	28,026
Anthem, Inc.†	169	24,297
Baxter International, Inc.†	349	15,475
Cardinal Health, Inc.†	13	936
Centene Corp.†*	110	6,216
Cigna Corp.†	165	22,009
Cooper Cos., Inc. (The)	6	1,050
Danaher Corp.†	406	31,603
DaVita, Inc.†*	129	8,282
Express Scripts Holding Co.†*	404	27,791
Henry Schein, Inc.*	51	7,737
Humana, Inc.†	96	19,587
Laboratory Corp. of America Holdings†*	68	8,730
McKesson Corp.†	145	20,365
Quest Diagnostics, Inc.†	89	8,179
UnitedHealth Group, Inc.†	157	25,126
Universal Health Services, Inc., Class B†	62	6,596
Varian Medical Systems, Inc.*	60	5,387

		284,331

Household & Personal Products — 1.5%
Church & Dwight Co., Inc.†	110	4,861
Kimberly-Clark Corp.†	230	26,248

		31,109

Insurance — 1.4%
Aon PLC (United Kingdom)	25	2,788
Chubb Ltd. (Switzerland)	23	3,039
Marsh & McLennan Cos., Inc.†	332	22,440
Prudential Financial, Inc.	2	208

		28,475

Materials — 7.1%
Avery Dennison Corp.†	57	4,002
Eastman Chemical Co.	95	7,145
FMC Corp.†	86	4,864
Freeport-McMoRan, Inc.†*	871	11,488
International Paper Co.†	258	13,689
LyondellBasell Industries NV, Class A (Netherlands)†	224	19,215

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Monsanto Co.†	280	$29,459
Newmont Mining Corp.†	338	11,516
PPG Industries, Inc.†	170	16,109
Sealed Air Corp.	123	5,577
Sherwin-Williams Co. (The)†	60	16,124
WestRock Co.†	161	8,174

		147,362

Media — 6.4%
CBS Corp., Class B, non-voting shares†	127	8,080
Comcast Corp., Class A†	103	7,112
Discovery Communications, Inc., Class A†(a)*	380	10,416
Interpublic Group of Cos., Inc. (The)	254	5,946
News Corp., Class A†	372	4,263
Omnicom Group, Inc.†(a)	151	12,852
Scripps Networks Interactive, Inc., Class A†(a)	83	5,924
TEGNA, Inc.†	138	2,952
Time Warner, Inc.†	234	22,588
Twenty-First Century Fox, Inc., Class A†	1,185	33,227
Viacom, Inc., Class B†	255	8,950
Walt Disney Co. (The)†	100	10,422

		132,732

Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
AbbVie, Inc.†	869	54,417
Agilent Technologies, Inc.†	7	319
Allergan PLC (Ireland)*	28	5,880
Amgen, Inc.†	205	29,973
Biogen, Inc.†*	139	39,418
Gilead Sciences, Inc.†	711	50,915
Johnson & Johnson†	401	46,199
Pfizer, Inc.	315	10,231

		237,352

Real Estate — 0.3%
Digital Realty Trust, Inc., REIT	13	1,277
Extra Space Storage, Inc., REIT	24	1,854
Prologis, Inc., REIT	2	106
Weyerhaeuser Co., REIT	86	2,588

		5,825

Retailing — 11.8%
AutoNation, Inc.†*	37	1,800

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoZone, Inc.†*	19	$15,006
Bed Bath & Beyond, Inc.†	98	3,983
Best Buy Co., Inc.†(a)	204	8,705
Dollar General Corp.†	180	13,333
Gap, Inc. (The)†	256	5,745
Genuine Parts Co.†	96	9,172
Home Depot, Inc. (The)†	353	47,330
Kohl’s Corp.†(a)	114	5,629
Lowe’s Cos., Inc.†	395	28,092
Nordstrom, Inc.(a)	107	5,128
Priceline Group, Inc. (The)†*	27	39,584
Ross Stores, Inc.†	5	328
Staples, Inc.	414	3,747
Target Corp.†	369	26,653
TJX Cos., Inc. (The)†	402	30,202
Urban Outfitters, Inc.†(a)*	74	2,107

		246,544

Semiconductors & Semiconductor Equipment — 8.2%
Analog Devices, Inc.(a)	162	11,764
Applied Materials, Inc.†	692	22,331
Intel Corp.†	576	20,891
KLA-Tencor Corp.†	101	7,947
Lam Research Corp.†(a)	117	12,370
QUALCOMM, Inc.†	788	51,378
Skyworks Solutions, Inc.(a)	115	8,586
Texas Instruments, Inc.†	368	26,853
Xilinx, Inc.†	168	10,142

		172,262

Software & Services — 3.4%
Accenture PLC, Class A (Ireland)†	96	11,244
CA, Inc.†	265	8,419
CSRA, Inc.†	104	3,311
eBay, Inc.†*	582	17,280
Fidelity National Information Services, Inc.	9	681
International Business Machines Corp.†	88	14,607
Teradata Corp.†(a)*	84	2,282
VeriSign, Inc.†(a)*	87	6,618
Western Union Co. (The)†(a)	311	6,755

		71,197

Technology Hardware & Equipment — 6.3%
Apple, Inc.†	65	7,528

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.†	1,739	$52,553
F5 Networks, Inc.†*	41	5,933
FLIR Systems, Inc.†	87	3,148
Harris Corp.†	80	8,198
HP, Inc.†	1,094	16,235
Juniper Networks, Inc.†	244	6,895
Motorola Solutions, Inc.	93	7,709
Seagate Technology PLC (Ireland)†(a)	190	7,252
TE Connectivity Ltd. (Switzerland)†	231	16,004

		131,455

Telecommunication Services — 2.8%
AT&T, Inc.†	301	12,801
CenturyLink, Inc.†(a)	350	8,323
Verizon Communications, Inc.†	713	38,060

		59,184

Transportation — 4.5%
Alaska Air Group, Inc.†	79	7,010
American Airlines Group, Inc.†	252	11,766
Delta Air Lines, Inc.†	472	23,218
Expeditors International of Washington, Inc.†(a)	114	6,037
Southwest Airlines Co.†	395	19,687
United Continental Holdings, Inc.†*	204	14,867
United Parcel Service, Inc., Class B†	105	12,037

		94,622

Utilities — 1.5%
Duke Energy Corp.	84	6,520
Entergy Corp.	114	8,376
Exelon Corp.†	404	14,338
NRG Energy, Inc.†	203	2,489

		31,723

TOTAL COMMON STOCKS (Cost $2,448,034)		2,525,203

TOTAL LONG POSITIONS - 121.0% (Cost $2,448,034)**		2,525,203

SHORT POSITIONS - (96.0)%
COMMON STOCKS - (96.0)%
Automobiles & Components - (0.9)%
Johnson Controls International PLC (Ireland)	(475)	(19,565)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (1.3)%
Bank of America Corp.	(121)	$(2,674)
Citigroup, Inc.	(213)	(12,659)
Fifth Third Bancorp.	(385)	(10,383)
PNC Financial Services Group, Inc. (The)	(16)	(1,871)

		(27,587)

Capital Goods — (4.0)%
Deere & Co.	(102)	(10,510)
Fastenal Co.	(147)	(6,906)
Flowserve Corp.	(66)	(3,171)
Fluor Corp.	(68)	(3,571)
General Dynamics Corp.	(153)	(26,417)
L-3 Communications Holdings, Inc.*	(40)	(6,084)
PACCAR, Inc.	(17)	(1,086)
Quanta Services, Inc.*	(77)	(2,683)
Rockwell Automation, Inc.	(22)	(2,957)
Textron, Inc.	(137)	(6,653)
TransDigm Group, Inc.	(15)	(3,734)
United Rentals, Inc.*	(45)	(4,751)
Xylem, Inc.	(92)	(4,556)

		(83,079)

Commercial & Professional Services — (0.9)%
Cintas Corp.	(54)	(6,240)
Dun & Bradstreet Corp. (The)	(19)	(2,305)
Equifax, Inc.	(19)	(2,246)
Nielsen Holdings PLC (United Kingdom)	(21)	(881)
Stericycle, Inc.*	(10)	(770)
Verisk Analytics, Inc.*	(82)	(6,656)

		(19,098)

Consumer Durables & Apparel — (3.1)%
Coach, Inc.	(68)	(2,381)
Hasbro, Inc.	(63)	(4,901)
Mattel, Inc.	(173)	(4,766)
Michael Kors Holdings Ltd. (British Virgin Islands)*	(85)	(3,653)
Newell Brands, Inc.	(245)	(10,939)
NIKE, Inc., Class B	(377)	(19,163)
Under Armour, Inc., Class A*	(222)	(6,449)
VF Corp.	(210)	(11,204)

		(63,456)

Consumer Services — (2.2)%
Chipotle Mexican Grill, Inc.*	(14)	(5,283)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Darden Restaurants, Inc.	(24)	$(1,745)
Marriott International, Inc., Class A	(198)	(16,371)
Royal Caribbean Cruises Ltd. (Liberia)	(109)	(8,942)
Starbucks Corp.	(160)	(8,883)
Wynn Resorts Ltd.	(51)	(4,412)

		(45,636)

Diversified Financials — (2.5)%
Affiliated Managers Group, Inc.*	(28)	(4,068)
American Express Co.	(161)	(11,927)
Berkshire Hathaway Inc., Class B*	(37)	(6,030)
BlackRock, Inc.	(25)	(9,514)
Franklin Resources, Inc.	(290)	(11,478)
Invesco, Ltd. (Bermuda)	(208)	(6,311)
Navient Corp.	(155)	(2,547)
State Street Corp.	(1)	(78)

		(51,953)

Energy — (14.0)%
Apache Corp.	(193)	(12,250)
Baker Hughes, Inc.	(213)	(13,839)
Cabot Oil & Gas Corp.	(236)	(5,513)
Chesapeake Energy Corp.*	(394)	(2,766)
Chevron Corp.	(89)	(10,475)
Cimarex Energy Co.	(48)	(6,523)
Concho Resources, Inc.*	(72)	(9,547)
ConocoPhillips	(633)	(31,739)
Devon Energy Corp.	(127)	(5,800)
EOG Resources, Inc.	(241)	(24,365)
EQT Corp.	(87)	(5,690)
Exxon Mobil Corp.	(274)	(24,731)
FMC Technologies, Inc.*	(111)	(3,944)
Halliburton Co.	(217)	(11,738)
Helmerich & Payne, Inc.	(54)	(4,180)
Hess Corp.	(161)	(10,029)
Marathon Oil Corp.	(427)	(7,391)
National Oilwell Varco, Inc.	(191)	(7,151)
Newfield Exploration Co.*	(101)	(4,090)
Occidental Petroleum Corp.	(220)	(15,671)
Pioneer Natural Resources Co.	(44)	(7,923)
Range Resources Corp.	(125)	(4,295)
Schlumberger Ltd. (Curacao)	(477)	(40,044)
Spectra Energy Corp.	(356)	(14,628)
Tesoro Corp.	(57)	(4,985)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Transocean Ltd. (Switzerland)*	(186)	$(2,742)

		(292,049)

Food & Staples Retailing — (3.3)%
Costco Wholesale Corp.	(207)	(33,143)
Kroger Co. (The)	(480)	(16,565)
Sysco Corp.	(257)	(14,230)
Whole Foods Market, Inc.	(162)	(4,983)

		(68,921)

Food, Beverage & Tobacco — (5.8)%
Archer-Daniels-Midland Co.	(297)	(13,558)
Brown-Forman Corp., Class B	(202)	(9,074)
Campbell Soup Co.	(114)	(6,894)
Hershey Co. (The)	(109)	(11,274)
JM Smucker Co. (The)	(58)	(7,428)
Kellogg Co.	(24)	(1,769)
Kraft Heinz Co. (The)	(170)	(14,844)
McCormick & Co., Inc., non-voting shares	(65)	(6,066)
Mead Johnson Nutrition Co.	(91)	(6,439)
Molson Coors Brewing Co., Class B	(53)	(5,157)
Mondelez International, Inc., Class A	(575)	(25,490)
Monster Beverage Corp.*	(291)	(12,903)

		(120,896)

Health Care Equipment & Services — (4.9)%
Becton Dickinson and Co.	(44)	(7,284)
Boston Scientific Corp.*	(163)	(3,526)
Cerner Corp.*	(180)	(8,527)
DENTSPLY SIRONA, Inc.	(118)	(6,812)
Edwards Lifesciences Corp.*	(99)	(9,276)
Envision Healthcare Corp.*	(27)	(1,709)
Hologic, Inc.*	(142)	(5,697)
Intuitive Surgical, Inc.*	(10)	(6,342)
Medtronic PLC (Ireland)	(273)	(19,446)
Patterson Cos., Inc.	(48)	(1,969)
St Jude Medical, Inc.	(50)	(4,010)
Stryker Corp.	(148)	(17,732)
Zimmer Biomet Holdings, Inc.	(96)	(9,907)

		(102,237)

Household & Personal Products — (1.8)%
Clorox Co. (The)	(1)	(120)
Colgate-Palmolive Co.	(41)	(2,683)
Coty, Inc., Class A	(172)	(3,149)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	(191)	$(14,610)
Procter & Gamble Co. (The)	(204)	(17,152)

		(37,714)

Insurance — (2.1)%
Allstate Corp. (The)	(5)	(371)
Assurant, Inc.	(31)	(2,879)
Hartford Financial Services Group, Inc. (The)	(3)	(143)
Lincoln National Corp.	(116)	(7,687)
Loews Corp.	(1)	(47)
MetLife, Inc.	(180)	(9,700)
Principal Financial Group, Inc.	(147)	(8,505)
Travelers Cos, Inc. (The)	(2)	(245)
Willis Towers Watson PLC (Ireland)	(69)	(8,437)
XL Group Ltd. (Bermuda)	(126)	(4,695)

		(42,709)

Materials — (5.8)%
Albemarle Corp.	(57)	(4,907)
Ball Corp.	(88)	(6,606)
CF Industries Holdings, Inc.	(118)	(3,715)
Dow Chemical Co. (The)	(570)	(32,615)
Ecolab, Inc.	(88)	(10,315)
EI du Pont de Nemours & Co.	(441)	(32,369)
Martin Marietta Materials, Inc.	(32)	(7,089)
Mosaic Co. (The)	(178)	(5,221)
Nucor Corp.	(163)	(9,702)
Praxair, Inc.	(5)	(586)
Vulcan Materials Co.	(67)	(8,385)

		(121,510)

Media — (1.9)%
Charter Communications, Inc., Class A*	(137)	(39,445)

Pharmaceuticals, Biotechnology & Life Sciences — (5.5)%
Alexion Pharmaceuticals, Inc.*	(113)	(13,826)
Bristol-Myers Squibb Co.	(60)	(3,506)
Endo International PLC (Ireland)*	(114)	(1,878)
Illumina, Inc.*	(74)	(9,475)
Mettler-Toledo International, Inc.*	(14)	(5,860)
Mylan NV (Netherlands)*	(272)	(10,377)
PerkinElmer, Inc.	(56)	(2,920)
Perrigo Co. PLC (Ireland)	(73)	(6,076)
Regeneron Pharmaceuticals, Inc.*	(59)	(21,658)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Thermo Fisher Scientific, Inc.	(119)	$(16,791)
Vertex Pharmaceuticals, Inc.*	(129)	(9,503)
Zoetis, Inc.	(252)	(13,490)

		(115,360)

Real Estate — (5.2)%
American Tower Corp., REIT	(216)	(22,827)
Apartment Investment & Management Co., Class A, REIT	(40)	(1,818)
Boston Properties, Inc., REIT	(46)	(5,786)
Crown Castle International Corp., REIT	(171)	(14,838)
Equinix, Inc., REIT	(36)	(12,867)
Equity Residential, REIT	(185)	(11,907)
General Growth Properties, Inc., REIT	(247)	(6,170)
HCP, Inc., REIT	(229)	(6,806)
Host Hotels & Resorts, Inc., REIT	(197)	(3,712)
Iron Mountain, Inc., REIT	(133)	(4,320)
Kimco Realty Corp., REIT	(215)	(5,409)
Macerich Co. (The), REIT	(74)	(5,242)
SL Green Realty Corp., REIT	(51)	(5,485)
Vornado Realty Trust, REIT	(13)	(1,357)

		(108,544)

Retailing — (6.7)%
Advance Auto Parts, Inc.	(37)	(6,257)
Amazon.com, Inc.*	(54)	(40,493)
CarMax, Inc.*	(98)	(6,310)
Dollar Tree, Inc.*	(119)	(9,184)
Expedia, Inc.	(78)	(8,836)
L Brands, Inc.	(146)	(9,613)
LKQ Corp.*	(156)	(4,781)
Macy’s, Inc.	(155)	(5,551)
Netflix, Inc.*	(217)	(26,865)
O’Reilly Automotive, Inc.*	(2)	(557)
Signet Jewelers, Ltd. (Bermuda)	(35)	(3,299)
Tiffany & Co.	(22)	(1,704)
Tractor Supply Co.	(67)	(5,079)
TripAdvisor, Inc.*	(75)	(3,478)
Ulta Salon Cosmetics & Fragrance, Inc.*	(31)	(7,903)

		(139,910)

Semiconductors & Semiconductor Equipment — (2.7)%
First Solar, Inc.*	(52)	(1,669)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Microchip Technology, Inc.	(109)	$(6,992)
Micron Technology, Inc.*	(528)	(11,574)
NVIDIA Corp.	(311)	(33,196)
Qorvo, Inc.*	(64)	(3,375)

		(56,806)

Software & Services — (11.5)%
Activision Blizzard, Inc.	(362)	(13,072)
Adobe Systems, Inc.*	(218)	(22,443)
Alliance Data Systems Corp.	(29)	(6,626)
Alphabet, Inc., Class A*	(14)	(11,094)
Autodesk, Inc.*	(112)	(8,289)
Automatic Data Processing, Inc.	(91)	(9,353)
Citrix Systems, Inc.*	(27)	(2,411)
Electronic Arts, Inc.*	(87)	(6,852)
Facebook, Inc., Class A*	(206)	(23,700)
Fiserv, Inc.*	(13)	(1,382)
Global Payments, Inc.	(78)	(5,414)
Intuit, Inc.	(129)	(14,785)
Microsoft Corp.	(688)	(42,752)
Paychex, Inc.	(22)	(1,339)
PayPal Holdings, Inc.*	(608)	(23,998)
Red Hat, Inc.*	(91)	(6,343)
salesforce.com, Inc.*	(351)	(24,029)
Symantec Corp.	(317)	(7,573)
Total System Services, Inc.	(92)	(4,511)
Xerox Corp.	(516)	(4,505)

		(240,471)

Technology Hardware & Equipment — (1.2)%
Amphenol Corp., Class A	(50)	(3,360)
Corning, Inc.	(104)	(2,524)
Hewlett Packard Enterprise Co.	(210)	(4,859)
NetApp, Inc.	(142)	(5,008)
Western Digital Corp.	(145)	(9,853)

		(25,604)

Telecommunication Services — (0.6)%
Frontier Communications Corp.	(596)	(2,015)
Level 3 Communications, Inc.*	(183)	(10,314)

		(12,329)

Transportation — (3.7)%
CSX Corp.	(473)	(16,995)
FedEx Corp.	(135)	(25,137)
JB Hunt Transport Services, Inc.	(56)	(5,436)
Kansas City Southern	(55)	(4,667)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.	(38)	$(4,107)
Ryder System, Inc.	(27)	(2,010)
Union Pacific Corp.	(177)	(18,351)

		(76,703)

Utilities — (4.4)%
Alliant Energy Corp.	(96)	(3,637)
American Electric Power Co., Inc.	(144)	(9,066)
CMS Energy Corp.	(5)	(208)
Dominion Resources, Inc.	(201)	(15,395)
Edison International	(37)	(2,664)
FirstEnergy Corp.	(5)	(155)
NextEra Energy, Inc.	(130)	(15,530)
NiSource, Inc.	(158)	(3,498)
PG&E Corp.	(107)	(6,502)
Public Service Enterprise Group, Inc.	(256)	(11,233)
SCANA Corp.	(72)	(5,276)

Number of Shares		Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	(127)	$(12,781)
Southern Co. (The)	(128)	(6,296)

		(92,241)

TOTAL COMMON STOCK (Proceeds $1,975,878)		(2,003,823)

TOTAL SECURITES SOLD SHORT - (96.0)% (Proceeds $1,975,878)		(2,003,823)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.0%		1,566,556

NET ASSETS - 100.0%		$2,087,936

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $26,982.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,448,034***

Gross unrealized appreciation	$123,062
Gross unrealized depreciation	(45,893)

Net unrealized appreciation	$77,169

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 185.6%
COMMON STOCKS — 185.6%
Automobiles & Components — 3.8%
BorgWarner, Inc.†(a)	8,257	$325,656
Delphi Automotive PLC (Jersey)†	10,517	708,320
Ford Motor Co.(a)(b)	20,361	246,979
General Motors Co.†(b)	59,094	2,058,835
Goodyear Tire & Rubber Co. (The)(a)	10,121	312,435
Harley-Davidson, Inc.	6,861	400,271

		4,052,496

Banks — 5.4%
Bank of America Corp.†	22,853	505,051
BB&T Corp.(b)	5,311	249,723
Citigroup, Inc.†	3,086	183,401
Citizens Financial Group, Inc.(b)	6,463	230,277
Comerica, Inc.(b)	494	33,646
Fifth Third Bancorp	1,514	40,833
Huntington Bancshares, Inc.†(b)	31,894	421,639
JPMorgan Chase & Co.†(b)	18,335	1,582,127
KeyCorp.†(b)	29,150	532,570
M&T Bank Corp.(a)	2,179	340,861
People’s United Financial, Inc.(a)(b)	484	9,370
PNC Financial Services Group, Inc. (The)†	30	3,509
Regions Financial Corp.†	4,683	67,248
SunTrust Banks, Inc.†(b)	2,541	139,374
US Bancorp†(b)	5,154	264,761
WellsFargo&Co.†(b)	18,451	1,016,835
Zions Bancorporation†(b)	2,417	104,028

		5,725,253

Capital Goods — 18.7%
3M Co.†	3,697	660,173
Acuity Brands, Inc.(a)	829	191,383
Allegion PLC (Ireland)	3,722	238,208
AMETEK, Inc.†	3,075	149,445
Arconic, Inc.†	18,557	344,059
Boeing Co. (The)†(a)(b)	19,757	3,075,770
Caterpillar, Inc.†	15,825	1,467,610
Cummins, Inc.(a)(b)	6,498	888,082
Dover Corp.(b)	869	65,114
Eaton Corp. PLC (Ireland)†	4,583	307,473
Emerson Electric Co.†(b)	24,919	1,389,234
Flowserve Corp.(a)	120	5,766
Fluor Corp.	119	6,250

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.	2,870	$153,918
Fortune Brands Home & Security, Inc.(a)	5,982	319,798
General Electric Co.†	30,662	968,919
Honeywell International, Inc.†	12,816	1,484,734
Illinois Tool Works, Inc.†(a)	2,660	325,744
Ingersoll-Rand PLC (Ireland)†(b)	10,010	751,150
Jacobs Engineering Group, Inc.*	4,689	267,273
L-3 Communications Holdings, Inc.†(b)	492	74,838
Lockheed Martin Corp.	5,588	1,396,665
Masco Corp.†	12,580	397,780
Northrop Grumman Corp.†	516	120,011
PACCAR, Inc.(b)	2,074	132,529
Parker-Hannifin Corp.(b)	5,171	723,940
Pentair PLC (Ireland)†(a)	7,045	395,013
Quanta Services, Inc.†(b)*	674	23,489
Raytheon Co.†	2,042	289,964
Rockwell Automation, Inc.†	239	32,122
Rockwell Collins, Inc.†(a)	5,048	468,252
Roper Technologies, Inc.	132	24,167
Snap-on, Inc.(a)(b)	2,249	385,186
Stanley Black & Decker, Inc.†	3,423	392,584
United Rentals, Inc.(b)*	984	103,891
United Technologies Corp.†	12,787	1,401,711
WW Grainger, Inc.(a)	2,309	536,265
Xylem, Inc.†	281	13,915

		19,972,425

Commercial & Professional Services — 1.1%
Cintas Corp.(b)	165	19,067
Dun & Bradstreet Corp. (The)(b)	228	27,661
Pitney Bowes, Inc.†(a)(b)	7,197	109,322
Republic Services, Inc.†	201	11,467
Robert Half International, Inc.†(b)	4,997	243,754
Waste Management, Inc.†	11,348	804,687

		1,215,958

Consumer Durables & Apparel — 2.9%
DR Horton, Inc.†	9,767	266,932
Garmin Ltd. (Switzerland)(a)	7,306	354,268
Hanesbrands, Inc.†(a)	14,651	316,022
Harman International Industries, Inc†	2,702	300,354
Leggett & Platt, Inc.†(a)(b)	3,456	168,929

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Lennar Corp., Class A	1,167	$50,099
Michael Kors Holdings Ltd. (British
Virgin Islands)(b)*	574	24,671
Mohawk Industries, Inc.*	2,874	573,880
PulteGroup, Inc.(a)	12,837	235,944
PVH Corp.†	3,081	278,029
Ralph Lauren Corp.†(b)	3,186	287,760
Whirlpool Corp.†(a)(b)	1,365	248,116

		3,105,004

Consumer Services — 2.6%
Carnival Corp. (Panama)	19,939	1,038,024
Darden Restaurants, Inc.†(a)(b)	2,008	146,022
H&R Block, Inc.(a)(b)	1,083	24,898
McDonald’s Corp.†(b)	2,927	356,274
Wyndham Worldwide Corp.(b)	4,175	318,845
Yum! Brands, Inc.†	13,790	873,354

		2,757,417

Diversified Financials — 6.2%
Affiliated Managers Group, Inc.†*	82	11,915
American Express Co.†	561	41,559
Ameriprise Financial, Inc.†	5	555
Bank of New York Mellon Corp. (The)†	1,136	53,824
Berkshire Hathaway Inc., Class B†*	5,532	901,605
BlackRock, Inc.†	412	156,782
Capital One Financial Corp.†	2,838	247,587
Charles Schwab Corp. (The)†(b)	15,888	627,099
CME Group, Inc.†	3,093	356,778
Discover Financial Services†(b)	1,017	73,316
E*TRADE Financial Corp.(b)*	1,022	35,412
Goldman Sachs Group, Inc. (The)†	3,715	889,557
Intercontinental Exchange, Inc.†	1,234	69,622
Invesco, Ltd. (Bermuda)†	14	425
Leucadia National Corp.(b)	2,732	63,519
Moody’s Corp.†(b)	7,411	698,635
Morgan Stanley†	13,884	586,599
Nasdaq, Inc.†(b)	5,806	389,699
Navient Corp.(b)	215	3,532
Northern Trust Corp.†	585	52,094
S&P Global, Inc.†	10,044	1,080,132
State Street Corp.†	647	50,285
Synchrony Financial†(b)	6,000	217,620
T Rowe Price Group, Inc.(b)	57	4,290

		6,612,441

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 7.9%
Anadarko Petroleum Corp.†	21,360	$1,489,433
Helmerich & Payne, Inc.(a)	149	11,533
Kinder Morgan, Inc.†	86,541	1,792,264
Marathon Petroleum Corp.(b)	8,394	422,638
Murphy Oil Corp.(a)	6,676	207,824
National Oilwell Varco, Inc.(a)	298	11,157
Noble Energy, Inc.†(a)	16,785	638,837
ONEOK, Inc.(a)	6,862	393,947
Phillips 66†	12,239	1,057,572
Range Resources Corp.	702	24,121
Southwestern Energy Co.†*	22,036	238,430
Transocean Ltd. (Switzerland)(a)*	234	3,449
Valero Energy Corp.†(b)	17,565	1,200,041
Williams Cos., Inc. (The)†(a)	29,107	906,392

		8,397,638

Food & Staples Retailing — 8.1%
CVS Health Corp.†(b)	40,562	3,200,747
Walgreens Boots Alliance, Inc.†	35,855	2,967,360
Wal-Mart Stores, Inc.†	35,902	2,481,546

		8,649,653

Food, Beverage & Tobacco — 9.5%
Altria Group, Inc.†(b)	36,264	2,452,172
Coca-Cola Co. (The)†	36,798	1,525,645
ConAgra Foods, Inc.†(b)	16,886	667,841
Dr Pepper Snapple Group, Inc.†	7,124	645,933
General Mills, Inc.†	2,292	141,577
Hershey Co. (The)	134	13,860
Hormel Foods Corp.(a)	20,498	713,535
Kraft Heinz Co. (The)†	4	349
Mondelez International, Inc., Class A†	160	7,093
PepsiCo, Inc.†	7,089	741,722
Philip Morris International, Inc.†(a)	20,980	1,919,460
Reynolds American, Inc.†(b)	7,516	421,197
Tyson Foods, Inc., Class A†	13,995	863,212

		10,113,596

Health Care Equipment & Services — 17.3%
Abbott Laboratories†(a)	31,565	1,212,412
Aetna, Inc.†(b)	13,604	1,687,032
AmerisourceBergen Corp.†(a)	1,202	93,984
Anthem, Inc.†	10,211	1,468,035
Baxter International, Inc.(b)	21,086	934,953

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cardinal Health, Inc.†	4,298	$309,327
Centene Corp.†(b)*	6,624	374,322
Cigna Corp.†(b)	9,953	1,327,631
Cooper Cos., Inc. (The)†	1,246	217,963
CR Bard, Inc.	114	25,611
Danaher Corp.†	24,608	1,915,487
DaVita, Inc.†*	7,784	499,733
Express Scripts Holding Co.†(b)*	24,403	1,678,682
HCA Holdings, Inc.†*	973	72,021
Henry Schein, Inc.*	3,126	474,245
Humana, Inc.†	5,781	1,179,497
Laboratory Corp. of America Holdings†(b)*	4,107	527,257
McKesson Corp.†(b)	8,762	1,230,623
Quest Diagnostics, Inc.†	5,375	493,962
UnitedHealth Group, Inc.†	12,824	2,052,353
Universal Health Services, Inc., Class B†	3,758	399,776
Varian Medical Systems, Inc.(a)*	3,632	326,081

		18,500,987

Household & Personal Products — 1.7%
Church & Dwight Co., Inc.†	5,771	255,021
Kimberly-Clark Corp.†(b)	13,668	1,559,792

		1,814,813

Insurance — 3.3%
Aflac, Inc.†	2,410	167,736
Allstate Corp. (The)†	168	12,452
American International Group, Inc.†	1,766	115,337
Aon PLC (United Kingdom)(b)	2,836	316,299
Arthur J Gallagher & Co.	655	34,034
Assurant, Inc.	13	1,207
Chubb Ltd. (Switzerland)†	5,150	680,418
Cincinnati Financial Corp.	843	63,857
Lincoln National Corp.(b)	462	30,617
Loews Corp.(b)	70	3,278
Marsh & McLennan Cos., Inc.†	20,082	1,357,342
MetLife, Inc.†	53	2,856
Principal Financial Group, Inc.†(a)(b)	593	34,311
Progressive Corp. (The)†(b)	3,235	114,842
Prudential Financial, Inc.†	5,672	590,228
Torchmark Corp.†	147	10,843
Unum Group(b)	494	21,701

		3,557,358

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 6.6%
Avery Dennison Corp.†	2,928	$205,604
Dow Chemical Co. (The)†	2,283	130,633
Eastman Chemical Co.†(b)	5,690	427,945
Ecolab, Inc.†	30	3,517
El du Pont de Nemours & Co.†	2,701	198,253
FMC Corp.(b)	2,906	164,363
Freeport-McMoRan, Inc.†*	52,788	696,274
International Flavors & Fragrances, Inc.(a)(b)	297	34,996
International Paper Co.†	1,326	70,358
LyondellBasell Industries NV, Class A (Netherlands)†	2,973	255,024
Martin Marietta Materials, Inc.(b)	265	58,705
Monsanto Co.†	14,671	1,543,536
Newmont Mining Corp.†	20,576	701,024
Nucor Corp.†	428	25,475
PPG Industries, Inc.†(b)	10,235	969,869
Sealed Air Corp.	3,219	145,949
Sherwin-Williams Co. (The)(b)	3,602	968,001
WestRock Co.†	9,735	494,246

		7,093,772

Media — 9.3%
CBS Corp., Class B, non-voting shares†(a)(b)	9,199	585,240
Comcast Corp., Class A†(b)	19,724	1,361,942
Discovery Communications, Inc., Class A(a)(b)*	22,967	629,525
Interpublic Group of Cos., Inc. (The)†	15,390	360,280
News Corp., Class A†(b)	22,536	258,263
Omnicom Group, Inc.(a)	9,144	778,246
Scripps Networks Interactive, Inc., Class A(a)(b)	5,005	357,207
TEGNA, Inc.	8,313	177,815
Time Warner, Inc.†	16,068	1,551,044
Twenty-First Century Fox, Inc., Class A†(a)(b)	71,936	2,017,085
Viacom, Inc., Class B†	15,384	539,978
Walt Disney Co. (The)†(b)	12,759	1,329,743

		9,946,368

Pharmaceuticals, Biotechnology & Life Sciences — 17.0%
AbbVie, Inc.†(b)	52,513	3,288,364
Agilent Technologies, Inc.†	3,997	182,103
Allergan PLC (Ireland)(a)*	4,007	841,510

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Amgen, Inc.†	14,325	$2,094,458
Biogen Inc.†(b)*	8,435	2,391,997
Celgene Corp.†*	1,807	209,160
Eli Lilly & Co.	242	17,799
Gilead Sciences, Inc.†	45,291	3,243,289
Johnson & Johnson†	33,733	3,886,379
Merck & Co., Inc.†	5,541	326,199
Pfizer, Inc.†	50,671	1,645,794
Waters Corp.†*	49	6,585

		18,133,637

Real Estate — 1.8%
Apartment Investment & Management Co., Class A, REIT	31	1,409
CBRE Group, Inc., Class A, REIT(a)*	1,728	54,415
Digital Realty Trust, Inc., REIT(a)	3,229	317,282
Essex Property Trust, Inc., REIT	335	77,887
Extra Space Storage, Inc., REIT(a)	3,313	255,896
Federal Realty Investment Trust, REIT	269	38,228
HCP, Inc., REIT(a)	81	2,407
Host Hotels & Resorts, Inc., REIT(b)	335	6,311
Prologis, Inc., REIT†(b)	6,136	323,919
Public Storage, REIT	585	130,748
Realty Income Corp., REIT(a)	422	24,257
SL Green Realty Corp., REIT	13	1,398
UDR, Inc., REIT	2,400	87,552
Ventas, Inc., REIT	194	12,129
Vornado Realty Trust, REIT†	16	1,670
Welltower, Inc., REIT†	1,857	124,289
Weyerhaeuser Co., REIT†	16,079	483,817

		1,943,614

Retailing — 15.3%
AutoNation, Inc.(a)*	2,177	105,911
AutoZone, Inc.†*	1,111	877,457
Bed Bath & Beyond, Inc.(a)	5,828	236,850
Best Buy Co., Inc.(a)(b)	12,134	517,758
Dollar General Corp.†(a)(b)	10,809	800,623
Foot Locker, Inc.(a)(b)	2,032	144,048
Gap, Inc. (The)(a)(b)	15,468	347,102
Genuine Parts Co.†(a)(b)	5,767	550,979
Home Depot, Inc. (The)†	24,262	3,253,049
Kohl’s Corp.(a)(b)	6,823	336,920
Lowe’s Cos., Inc.†(b)	26,975	1,918,462

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Macy’s, Inc.†(b)	684	$24,494
Nordstrom, Inc.(a)	6,714	321,802
Priceline Group, Inc. (The)†(a)*	1,848	2,709,279
Ross Stores, Inc.†(b)	5,773	378,709
Staples, Inc.	25,220	228,241
Target Corp.	21,852	1,578,370
Tiffany & Co.†(a)	98	7,588
TJX Cos., Inc. (The)(b)	25,271	1,898,610
Urban Outfitters, Inc.(a)(b)*	4,506	128,331

		16,364,583

Semiconductors & Semiconductor Equipment — 11.8%
Analog Devices, Inc.†(a)(b)	10,730	779,213
Applied Materials, Inc.†	41,907	1,352,339
Broadcom Ltd. (Singapore)	649	114,724
Intel Corp.†(b)	58,592	2,125,132
KLA-Tencor Corp.	6,060	476,801
Lam Research Corp.†	7,065	746,982
Linear Technology Corp.†(b)	3,397	211,803
NVIDIA Corp.†(a)(b)	5,653	603,401
Qorvo, Inc.(a)(b)*	374	19,721
QUALCOMM, Inc.†	49,670	3,238,484
Skyworks Solutions, Inc.(a)	7,167	535,088
Texas Instruments, Inc.†	24,406	1,780,906
Xilinx, Inc.†	10,594	639,560

		12,624,154

Software & Services — 8.9%
Accenture PLC, Class A (Ireland)(b)	9,181	1,075,371
Akamai Technologies, Inc.†*	2,496	166,433
Alphabet, Inc., Class A†*	1,623	1,286,146
CA, Inc.(a)(b)	16,017	508,860
Citrix Systems, Inc.†*	75	6,698
Cognizant Technology Solutions Corp., Class A†(b)*	3,108	174,141
CSRA, Inc.†(a)(b)	6,341	201,897
eBay, Inc.†*	36,789	1,092,265
Fidelity National Information Services, Inc.†	4,870	368,367
International Business Machines Corp.†	9,120	1,513,829
Mastercard, Inc., Class A†(b)	5,595	577,684
Microsoft Corp.†	618	38,403
Oracle Corp.†	15,375	591,169
Symantec Corp.(b)	7,970	190,403
Teradata Corp.(a)*	5,029	136,638

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
VeriSign, Inc.(a)*	5,484	$417,168
Visa, Inc., Class A†(a)	7,361	574,305
Western Union Co. (The)(a)	18,810	408,553
Yahoo!, Inc.†(b)*	4,885	188,903

		9,517,233

Technology Hardware & Equipment — 11.3%
Apple, Inc.†	30,028	3,477,843
Cisco Systems, Inc.†(b)	116,906	3,532,899
Corning, Inc.†	2,300	55,821
F5 Networks, Inc.†(b)*	2,454	355,143
FLIR Systems, Inc.†(b)	5,277	190,975
Harris Corp.†(b)	4,810	492,881
Hewlett Packard Enterprise Co.†(b)	24,276	561,747
HP, Inc.†	66,369	984,916
Juniper Networks, Inc.†(b)	14,744	416,665
Motorola Solutions, Inc.†	5,661	469,240
NetApp, Inc.†	3,288	115,968
Seagate Technology PLC (Ireland)(a)	11,575	441,818
TE Connectivity Ltd. (Switzerland)†(b)	13,974	968,119

		12,064,035

Telecommunication Services — 4.9%
AT&T, Inc.†	45,902	1,952,212
CenturyLink, Inc.(a)(b)	21,193	503,970
Verizon Communications, Inc.†(b)	52,874	2,822,414

		5,278,596

Transportation — 5.9%
Alaska Air Group, Inc.†(b)	4,779	424,041
American Airlines Group, Inc.†(a)	15,895	742,138
CH Robinson Worldwide, Inc.†	43	3,150
Delta Air Lines, Inc.†(b)	28,548	1,404,276
Expeditors International of Washington, Inc.†(a)(b)	6,988	370,084
Norfolk Southern Corp.(b)	36	3,891
Southwest Airlines Co.†(a)(b)	23,864	1,189,382
Union Pacific Corp.†	927	96,111
United Continental Holdings, Inc.†(b)*	12,325	898,246
United Parcel Service, Inc., Class B†	9,724	1,114,759

		6,246,078

Utilities — 4.3%
AES Corp.†(b)	3,377	39,241
Ameren Corp.	2,965	155,544
American Water Works Co., Inc.	272	19,682

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
CenterPoint Energy, Inc.	4,100	$101,024
Consolidated Edison, Inc.†	4,604	339,223
DTE Energy Co.	3,745	368,920
Duke Energy Corp.†	17,134	1,329,941
Entergy Corp.†	6,944	510,176
Eversource Energy†	4,021	222,080
Exelon Corp.†	35,791	1,270,223
NRG Energy, Inc.†	12,229	149,928
Pinnacle West Capital Corp.	569	44,399
Xcel Energy, Inc.	1,947	79,243

		4,629,624

TOTAL COMMON STOCKS (Cost $191,912,294)		198,316,733

TOTAL LONG POSITIONS - 185.6% (Cost $191,912,294)**		198,316,733

SHORT POSITIONS - (87.3)%
COMMON STOCKS - (87.3)%
Capital Goods — (4.3)%
Deere & Co.	(7,919)	(815,974)
Fastenal Co.	(8,243)	(387,256)
General Dynamics Corp.	(8,685)	(1,499,552)
Johnson Controls International PLC (Ireland)	(26,687)	(1,099,238)
Textron, Inc.	(7,703)	(374,058)
TransDigm Group, Inc.*	(1,521)	(378,668)

		(4,554,746)

Commercial & Professional Services — (1.1)%
Equifax, Inc	(2,465)	(291,437)
Nielsen Holdings PLC (United Kingdom)	(6,896)	(289,287)
Stericycle, Inc.*	(2,424)	(186,745)
Verisk Analytics, Inc.*	(4,801)	(389,697)

		(1,157,166)

Consumer Durables & Apparel — (3.3)%
Coach, Inc.	(6,847)	(239,782)
Hasbro, Inc.	(3,563)	(277,166)
Mattel, Inc.	(9,756)	(268,778)
Newell Brands, Inc.	(13,757)	(614,250)
NIKE, Inc., Class B	(25,598)	(1,301,146)
Under Armour, Inc., Class A*	(5,556)	(161,402)
VF Corp.	(11,797)	(629,370)

		(3,491,894)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (1.6)%
Chipotle Mexican Grill, Inc.*	(826)	$(311,666)
Royal Caribbean Cruises Ltd. (Liberia)	(6,119)	(502,003)
Starbucks Corp.	(11,891)	(660,188)
Wynn Resorts Ltd.	(2,901)	(250,966)

		(1,724,823)

Diversified Financials — (0.6)%
Franklin Resources, Inc.	(16,265)	(643,769)

Energy — (14.2)%
Apache Corp.	(10,808)	(685,984)
Baker Hughes, Inc.	(12,063)	(783,733)
Cabot Oil & Gas Corp.	(13,265)	(309,870)
Chesapeake Energy Corp.*	(22,122)	(155,296)
Chevron Corp.	(1,868)	(219,864)
Cimarex Energy Co.	(2,708)	(368,017)
Concho Resources, Inc.*	(4,053)	(537,428)
ConocoPhillips	(35,335)	(1,771,697)
Devon Energy Corp.	(8,535)	(389,793)
EOG Resources, Inc.	(15,604)	(1,577,564)
EQT Corp.	(4,926)	(322,160)
Exxon Mobil Corp.	(4,667)	(421,243)
FMC Technologies, Inc.*	(6,437)	(228,707)
Halliburton Co.	(16,436)	(889,023)
Hess Corp.	(9,031)	(562,541)
Marathon Oil Corp.	(24,161)	(418,227)
Newfield Exploration Co.*	(5,671)	(229,676)
Occidental Petroleum Corp.	(16,383)	(1,166,961)
Pioneer Natural Resources Co.	(4,666)	(840,207)
Schlumberger Ltd. (Curacao)	(25,794)	(2,165,406)
Spectra Energy Corp.	(20,005)	(822,005)
Tesoro Corp.	(3,336)	(291,733)

		(15,157,135)

Food & Staples Retailing — (3.8)%
Costco Wholesale Corp.	(12,530)	(2,006,178)
Kroger Co. (The)	(26,636)	(919,208)
Sysco Corp.	(15,657)	(866,928)
Whole Foods Market, Inc.	(9,078)	(279,239)

		(4,071,553)

Food, Beverage & Tobacco — (4.3)%
Archer-Daniels-Midland Co.	(16,484)	(752,495)
Brown-Forman Corp., Class B	(11,010)	(494,569)
Campbell Soup Co.	(8,757)	(529,536)
Constellation Brands, Inc., Class A	(542)	(83,094)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
JM Smucker Co. (The)	(3,321)	$(425,287)
Kellogg Co.	(5,296)	(390,368)
McCormick & Co., Inc., non-voting shares	(3,595)	(335,521)
Mead Johnson Nutrition Co.	(5,269)	(372,834)
Molson Coors Brewing Co., Class B	(4,854)	(472,343)
Monster Beverage Corp.*	(16,292)	(722,387)

		(4,578,434)

Health Care Equipment & Services — (6.6)%
Becton Dickinson and Co.	(3,628)	(600,615)
Boston Scientific Corp.*	(23,125)	(500,194)
Cerner Corp.*	(10,042)	(475,689)
DENTSPLY SIRONA, Inc.	(6,605)	(381,307)
Edwards Lifesciences Corp.*	(6,095)	(571,102)
Envision Healthcare Corp.*	(1,563)	(98,922)
Hologic, Inc.*	(7,921)	(317,791)
Intuitive Surgical, Inc.*	(931)	(590,412)
Medtronic PLC (Ireland)	(16,391)	(1,167,531)
Patterson Cos., Inc.	(2,792)	(114,556)
St Jude Medical, Inc.	(7,033)	(563,976)
Stryker Corp.	(9,510)	(1,139,393)
Zimmer Biomet Holdings, Inc.	(5,704)	(588,653)

		(7,110,141)

Household & Personal Products — (1.9)%
Clorox Co. (The)	(1,539)	(184,711)
Colgate-Palmolive Co.	(4,865)	(318,366)
Coty, Inc., Class A	(9,593)	(175,648)
Estee Lauder Cos., Inc. (The), Class A	(10,722)	(820,126)
Procter & Gamble Co. (The)	(6,642)	(558,459)

		(2,057,310)

Insurance — (1.2)%
Hartford Financial Services Group, Inc. (The)	(4,875)	(232,294)
Travelers Cos, Inc. (The)	(2,506)	(306,785)
Willis Towers Watson PLC (Ireland)	(3,912)	(478,359)
XL Group Ltd. (Bermuda)	(7,711)	(287,312)

		(1,304,750)

Materials — (2.9)%
Air Products & Chemicals, Inc.	(3,956)	(568,952)
Albemarle Corp.	(3,208)	(276,145)
Ball Corp.	(4,990)	(374,599)
CF Industries Holdings, Inc.	(6,648)	(209,279)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Mosaic Co. (The)	(9,982)	$(292,772)
Praxair, Inc.	(8,053)	(943,731)
Vulcan Materials Co.	(3,773)	(472,191)

		(3,137,669)

Media — (2.1)%
Charter Communications, Inc., Class A*	(7,718)	(2,222,167)

Pharmaceuticals, Biotechnology & Life Sciences — (6.4)%
Alexion Pharmaceuticals, Inc.*	(6,393)	(782,184)
Bristol-Myers Squibb Co.	(5,881)	(343,686)
Endo International PLC (Ireland)*	(6,355)	(104,667)
Illumina, Inc.*	(4,183)	(535,591)
Mallinckrodt PLC (Ireland)*	(2,242)	(111,696)
Mettler-Toledo International, Inc.*	(749)	(313,501)
Mylan NV (Netherlands)*	(15,259)	(582,131)
PerkinElmer, Inc.	(3,124)	(162,917)
Perrigo Co. PLC (Ireland)	(4,089)	(340,327)
Regeneron Pharmaceuticals, Inc.*	(3,385)	(1,242,600)
Thermo Fisher Scientific, Inc.	(7,705)	(1,087,176)
Vertex Pharmaceuticals, Inc.*	(7,269)	(535,507)
Zoetis, Inc.	(14,096)	(754,559)

		(6,896,542)

Real Estate — (5.4)%
American Tower Corp., REIT	(12,138)	(1,282,744)
AvalonBay Communities, Inc., REIT	(950)	(168,292)
Boston Properties, Inc., REIT	(4,188)	(526,767)
Crown Castle International Corp., REIT	(9,626)	(835,248)
Equinix, Inc., REIT	(2,035)	(727,329)
Equity Residential, REIT	(10,428)	(671,146)
General Growth Properties, Inc., REIT	(23,096)	(576,938)
Iron Mountain, Inc., REIT	(7,508)	(243,860)
Kimco Realty Corp., REIT	(12,121)	(304,964)
Macerich Co. (The), REIT	(4,103)	(290,657)
Mid-America Apartment Communities, Inc., REIT	(308)	(30,159)
Simon Property Group, Inc., REIT	(494)	(87,769)

		(5,745,873)

Retailing — (6.0)%
Advance Auto Parts, Inc.	(2,101)	(355,321)
Amazon.com, Inc.*	(1,197)	(897,594)
CarMax, Inc.*	(5,342)	(343,971)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar Tree, Inc.*	(6,733)	$(519,653)
Expedia, Inc.	(4,415)	(500,131)
L Brands, Inc.	(8,156)	(536,991)
LKQ Corp.*	(8,769)	(268,770)
Netflix, Inc.*	(12,238)	(1,515,064)
O’Reilly Automotive, Inc.*	(1,414)	(393,672)
Signet Jewelers, Ltd. (Bermuda)	(1,985)	(187,106)
Tractor Supply Co.	(3,777)	(286,334)
TripAdvisor, Inc.*	(4,153)	(192,575)
Ulta Salon Cosmetics & Fragrance, Inc.*	(1,777)	(453,028)

		(6,450,210)

Semiconductors & Semiconductor Equipment — (1.1)%
First Solar, Inc.*	(2,963)	(95,083)
Microchip Technology, Inc.	(6,158)	(395,036)
Micron Technology, Inc.*	(29,659)	(650,125)

		(1,140,244)

Software & Services — (9.7)%
Activision Blizzard, Inc.	(21,193)	(765,279)
Adobe Systems, Inc.*	(12,776)	(1,315,289)
Alliance Data Systems Corp.*	(1,648)	(376,568)
Autodesk, Inc.*	(6,346)	(469,667)
Automatic Data Processing, Inc.	(7,766)	(798,189)
Electronic Arts, Inc.*	(8,556)	(673,871)
Facebook, Inc., Class A*	(4,057)	(466,758)
Fiserv, Inc.*	(3,427)	(364,222)
Global Payments, Inc.	(4,382)	(304,155)
Intuit, Inc.	(7,331)	(840,206)
Paychex, Inc.	(6,528)	(397,425)
PayPal Holdings, Inc.*	(34,393)	(1,357,492)
Red Hat, Inc.*	(5,075)	(353,728)
salesforce.com, Inc.*	(19,868)	(1,360,163)
Total System Services, Inc.	(5,243)	(257,064)
Xerox Corp.	(28,912)	(252,402)

		(10,352,478)

Technology Hardware & Equipment — (0.9)%
Amphenol Corp., Class A	(5,632)	(378,470)
Western Digital Corp.	(8,141)	(553,181)

		(931,651)

Telecommunication Services — (0.6)%
Frontier Communications Corp.	(33,455)	(113,078)
Level 3 Communications, Inc.*	(10,258)	(578,141)

		(691,219)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (2.9)%
CSX Corp.	(26,713)	$(959,798)
FedEx Corp.	(7,579)	(1,411,210)
JB Hunt Transport Services, Inc.	(3,200)	(310,624)
Kansas City Southern	(3,068)	(260,320)
Ryder System, Inc.	(1,525)	(113,521)

		(3,055,473)

Utilities — (6.4)%
Alliant Energy Corp.	(6,487)	(245,792)
American Electric Power Co., Inc.	(11,953)	(752,561)
CMS Energy Corp.	(6,056)	(252,051)
Dominion Resources, Inc.	(12,002)	(919,233)
Edison International	(5,533)	(398,321)
FirstEnergy Corp.	(5,173)	(160,208)
NextEra Energy, Inc.	(8,538)	(1,019,949)
NiSource, Inc.	(9,199)	(203,666)
PG&E Corp.	(8,331)	(506,275)
PPL Corp.	(3,823)	(130,173)
Public Service Enterprise Group, Inc.	(14,401)	(631,916)
SCANA Corp.	(4,075)	(298,616)
Sempra Energy	(7,129)	(717,463)
Southern Co. (The)	(11,936)	(587,132)
WEC Energy Group, Inc.	(166)	(9,736)

		(6,833,092)

TOTAL COMMON STOCK (Proceeds $93,582,836)		(93,308,339)

TOTAL SECURITES SOLD SHORT - (87.3)% (Proceeds $93,582,836)		(93,308,339)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		1,836,410

NET ASSETS - 100.0%		$106,844,804

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $12,413,371.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$191,912,294***

Gross unrealized appreciation	$8,282,723
Gross unrealized depreciation	(1,878,284)

Net unrealized appreciation	$6,404,439

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC Public	Limited Company
REIT Real	Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 141.3%
COMMON STOCKS — 141.3%
Automobiles & Components — 2.4%
BorgWarner, Inc.†(a)	102	$4,023
Delphi Automotive PLC (Jersey)	130	8,756
Ford Motor Co.†	409	4,961
General Motors Co.†	726	25,294
Goodyear Tire & Rubber Co. (The)	125	3,859
Harley-Davidson, Inc.†(a)	85	4,959

		51,852

Banks — 6.7%
Bank of America Corp.†	1,043	23,050
BB&T Corp.†	84	3,950
Citigroup, Inc.†	249	14,798
Citizens Financial Group, Inc.†	76	2,708
Comerica, Inc.†	18	1,226
Huntington Bancshares, Inc.†	392	5,182
JPMorgan Chase & Co.†	368	31,755
KeyCorp.†	365	6,668
M&T Bank Corp.†	25	3,911
People’s United Financial, Inc.†	31	600
PNC Financial Services Group, Inc. (The)†	50	5,848
Regions Financial Corp.†	127	1,824
SunTrust Banks, Inc.†	51	2,797
US Bancorp†	176	9,041
Wells Fargo & Co.†	517	28,492
Zions Bancorporation†	32	1,377

		143,227

Capital Goods — 13.1%
3M Co.†	63	11,250
Acuity Brands, Inc.†	7	1,616
Allegion PLC (Ireland)	46	2,944
AMETEK, Inc.†	39	1,895
Arconic, Inc.	228	4,227
Boeing Co. (The)†	264	41,100
Caterpillar, Inc.†(a)	222	20,588
Cummins, Inc.†	80	10,934
Dover Corp.†	16	1,199
Eaton Corp. PLC (Ireland)	64	4,294
Emerson Electric Co.†	306	17,060
Fortive Corp.†	37	1,984
Fortune Brands Home & Security, Inc.	74	3,956
General Electric Co.†	917	28,977
Honeywell International, Inc.†	179	20,737
Illinois Tool Works, Inc.†	37	4,531

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Ingersoll-Rand PLC (Ireland)†	123	$9,230
Jacobs Engineering Group, Inc.†*	58	3,306
Lockheed Martin Corp.†	64	15,996
Masco Corp.†	155	4,901
Northrop Grumman Corp.†	18	4,186
PACCAR, Inc.†	37	2,364
Parker-Hannifin Corp.†	64	8,960
Pentair PLC (Ireland)	86	4,822
Raytheon Co.	30	4,260
Rockwell Automation, Inc.†	10	1,344
Rockwell Collins, Inc.(a)	62	5,751
Roper Technologies, Inc.	10	1,831
Snap-on, Inc.†	28	4,796
Stanley Black & Decker, Inc.	42	4,817
United Technologies Corp.†	173	18,964
WW Grainger, Inc.†(a)	29	6,735

		279,555

Commercial & Professional Services — 0.8%
Nielsen Holdings PLC (United Kingdom)	2	84
Pitney Bowes, Inc.†	89	1,352
Republic Services, Inc.†	35	1,997
Robert Half International, Inc.†	62	3,024
Waste Management, Inc.	143	10,140

		16,597

Consumer Durables & Apparel — 1.9%
Coach, Inc.	5	175
DR Horton, Inc.†	148	4,045
Garmin Ltd. (Switzerland)(a)	90	4,364
Hanesbrands, Inc.(a)	180	3,883
Harman International Industries, Inc.†	34	3,779
Leggett & Platt, Inc.†(a)	57	2,786
Lennar Corp., Class A†	23	987
Mohawk Industries, Inc.†*	36	7,189
PulteGroup, Inc.†	144	2,647
PVH Corp.†	38	3,429
Ralph Lauren Corp.†	39	3,523
Whirlpool Corp.†	18	3,272

		40,079

Consumer Services — 2.1%
Carnival Corp. (Panama)	344	17,909
H&R Block, Inc.†(a)	22	506
McDonald’s Corp.†	86	10,468

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wyndham Worldwide Corp.†	52	$3,971
Yum! Brands, Inc.†	179	11,336

		44,190

Diversified Financials — 6.6%
Ameriprise Financial, Inc.†	16	1,775
Bank of New York Mellon Corp. (The)†	109	5,164
Berkshire Hathaway Inc., Class B†*	231	37,648
BlackRock, Inc.†	12	4,566
Capital One Financial Corp.†	51	4,449
Charles Schwab Corp. (The)†	275	10,854
CME Group, Inc.†	33	3,807
Discover Financial Services†	41	2,956
E*TRADE Financial Corp.†*	28	970
Goldman Sachs Group, Inc. (The)†	60	14,367
Intercontinental Exchange, Inc.†	61	3,442
Leucadia National Corp.	39	907
Moody’s Corp.†	91	8,579
Morgan Stanley†	275	11,619
Nasdaq, Inc.†	77	5,168
Northern Trust Corp.†	23	2,048
S&P Global, Inc.†	124	13,335
State Street Corp.†	39	3,031
Synchrony Financial†	88	3,192
T Rowe Price Group, Inc.†	25	1,882

		139,759

Energy — 6.4%
Anadarko Petroleum Corp.†	262	18,269
Chevron Corp.	113	13,300
Devon Energy Corp.	54	2,466
Exxon Mobil Corp.	180	16,247
Kinder Morgan, Inc.†	1,062	21,994
Marathon Petroleum Corp.†	114	5,740
Murphy Oil Corp.†	82	2,553
Noble Energy, Inc.†	205	7,802
ONEOK, Inc.†	87	4,995
Phillips 66	169	14,603
Southwestern Energy Co.(a)*	271	2,932
Valero Energy Corp.†	216	14,757
Williams Cos., Inc. (The)†	357	11,117

		136,775

Food & Staples Retailing — 5.4%
CVS Health Corp.†	504	39,771

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walgreens Boots Alliance, Inc.†	479	$39,642
Wal-Mart Stores, Inc.†	519	35,873

		115,286

Food, Beverage & Tobacco — 7.1%
Altria Group, Inc.†	493	33,337
Coca-Cola Co. (The)†	596	24,710
ConAgra Foods, Inc.†	209	8,266
Constellation Brands, Inc., Class A†	20	3,066
Dr Pepper Snapple Group, Inc.†	88	7,979
General Mills, Inc.	59	3,644
Hormel Foods Corp.†	252	8,772
PepsiCo, Inc.†	147	15,381
Philip Morris International, Inc.†	304	27,813
Reynolds American, Inc.†	147	8,238
Tyson Foods, Inc., Class A	172	10,609

		151,815

Health Care Equipment & Services — 11.2%
Abbott Laboratories†	433	16,632
Aetna, Inc.†	167	20,710
AmerisourceBergen Corp.†	24	1,877
Anthem, Inc.†	126	18,115
Baxter International, Inc.	259	11,484
Cardinal Health, Inc.†	50	3,598
Centene Corp.†*	82	4,634
Cigna Corp.†	123	16,407
Cooper Cos., Inc. (The)	8	1,399
CR Bard, Inc.	7	1,573
Danaher Corp.†	319	24,831
DaVita, Inc.†*	96	6,163
Express Scripts Holding Co.†*	300	20,637
HCA Holdings, Inc.†*	39	2,887
Henry Schein, Inc.†*	39	5,917
Humana, Inc.†	71	14,486
Laboratory Corp. of America Holdings†*	51	6,547
McKesson Corp.†	108	15,169
Quest Diagnostics, Inc.†	66	6,065
UnitedHealth Group, Inc.†	181	28,967
Universal Health Services, Inc., Class B†	47	5,000
Varian Medical Systems, Inc.*	45	4,040

		237,138

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 1.6%
Church & Dwight Co., Inc.†	48	$2,121
Clorox Co. (The)†	9	1,080
Colgate-Palmolive Co.	42	2,749
Kimberly-Clark Corp.†	171	19,515
Procter & Gamble Co. (The)	101	8,492

		33,957

Insurance — 3.1%
Aflac, Inc.†	42	2,923
Allstate Corp. (The)	16	1,186
American International Group, Inc.†	108	7,054
Aon PLC (United Kingdom)	36	4,015
Arthur J Gallagher & Co.†	18	935
Chubb Ltd. (Switzerland)†	66	8,720
Cincinnati Financial Corp.†	17	1,288
Hartford Financial Services Group, Inc. (The)†	39	1,858
Lincoln National Corp.†	4	265
Loews Corp.	34	1,592
Marsh & McLennan Cos., Inc.†	247	16,695
MetLife, Inc.†	63	3,395
Progressive Corp. (The)†	60	2,130
Prudential Financial, Inc.†	86	8,949
Torchmark Corp.†	12	885
Travelers Cos, Inc. (The)†	23	2,816
Unum Group†	24	1,054

		65,760

Materials — 5.5%
Air Products & Chemicals, Inc.†	22	3,164
Avery Dennison Corp.†	43	3,019
Eastman Chemical Co.	70	5,265
FMC Corp.†	64	3,620
Freeport-McMoRan, Inc.†*	648	8,547
International Flavors & Fragrances, Inc.(a)	8	943
International Paper Co.	188	9,975
LyondellBasell Industries NV, Class A (Netherlands)†	184	15,784
Monsanto Co.†	209	21,989
Newmont Mining Corp.†	253	8,620
PPG Industries, Inc.†	126	11,940
Praxair, Inc.	17	1,992
Sealed Air Corp.	92	4,171
Sherwin-Williams Co. (The)	45	12,093

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
WestRock Co.†	120	$6,092

		117,214

Media — 6.3%
CBS Corp., Class B, non-voting shares†	123	7,825
Comcast Corp., Class A†	307	21,198
Discovery Communications, Inc., Class A†(a)*	282	7,730
Interpublic Group of Cos., Inc. (The)	189	4,425
News Corp., Class A†	277	3,174
Omnicom Group, Inc.†(a)	113	9,617
Scripps Networks Interactive, Inc., Class A†(a)	62	4,425
TEGNA, Inc.†	103	2,203
Time Warner, Inc.†	206	19,885
Twenty-First Century Fox, Inc., Class A†	883	24,759
Viacom, Inc., Class B†	189	6,634
Walt Disney Co. (The)†	205	21,365

		133,240

Pharmaceuticals, Biotechnology & Life Sciences — 13.1%
AbbVie, Inc.†	681	42,644
Agilent Technologies, Inc.†	59	2,688
Allergan PLC (Ireland)*	51	10,711
Amgen, Inc.†	204	29,827
Biogen, Inc.†*	104	29,492
Bristol-Myers Squibb Co.†	82	4,792
Celgene Corp.†*	80	9,260
Eli Lilly & Co.	109	8,017
Gilead Sciences, Inc.†	561	40,173
Johnson & Johnson†	497	57,259
Mallinckrodt PLC (Ireland)*	11	548
Merck & Co., Inc.	284	16,719
Pfizer, Inc.	768	24,945
Waters Corp.†*	8	1,075

		278,150

Real Estate — 1.9%
AvalonBay Communities, Inc., REIT†	13	2,303
CBRE Group, Inc., Class A, REIT†*	34	1,071
Digital Realty Trust, Inc., REIT†	17	1,670
Essex Property Trust, Inc., REIT†	7	1,628
Extra Space Storage, Inc., REIT†	18	1,390
Federal Realty Investment Trust, REIT†	8	1,137

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Host Hotels & Resorts, Inc., REIT†(a)	68	$1,281
Mid-America Apartment Communities, Inc., REIT	7	685
Prologis, Inc., REIT†	67	3,537
Public Storage, REIT	17	3,800
Realty Income Corp., REIT	26	1,495
Simon Property Group, Inc., REIT†	31	5,508
UDR, Inc., REIT†	27	985
Ventas, Inc., REIT†	36	2,251
Vornado Realty Trust, REIT†	13	1,357
Welltower, Inc., REIT†	37	2,476
Weyerhaeuser Co., REIT	232	6,981

		39,555

Retailing — 10.1%
Amazon.com, Inc.†*	9	6,749
AutoNation, Inc.†*	39	1,897
AutoZone, Inc.†*	14	11,057
Bed Bath & Beyond, Inc.†	73	2,967
Best Buy Co., Inc.†(a)	149	6,358
Dollar General Corp.†	133	9,851
Foot Locker, Inc.(a)	13	921
Gap, Inc. (The)†(a)	190	4,264
Genuine Parts Co.†	71	6,783
Home Depot, Inc. (The)†	337	45,185
Kohl’s Corp.†(a)	85	4,197
Lowe’s Cos., Inc.†	325	23,114
Nordstrom, Inc.†(a)	82	3,930
O’Reilly Automotive, Inc.†*	3	835
Priceline Group, Inc. (The)*	24	35,185
Ross Stores, Inc.†	41	2,690
Staples, Inc.†	310	2,806
Target Corp.†	269	19,430
Tiffany & Co.(a)	7	542
TJX Cos., Inc. (The)†	311	23,365
Urban Outfitters, Inc.†(a)*	56	1,595

		213,721

Semiconductors & Semiconductor Equipment — 7.6%
Analog Devices, Inc.†(a)	149	10,820
Applied Materials, Inc.†	515	16,619
Broadcom Ltd. (Singapore)	41	7,248
Intel Corp.†	870	31,555
KLA-Tencor Corp.†	75	5,901
Lam Research Corp.†(a)	87	9,199
Linear Technology Corp.†	24	1,496

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.†	617	$40,228
Skyworks Solutions, Inc.†(a)	88	6,570
Texas Instruments, Inc.	343	25,029
Xilinx, Inc.†	129	7,788

		162,453

Software & Services — 10.1%
Accenture PLC, Class A (Ireland)	128	14,993
Akamai Technologies, Inc.†*	22	1,467
Alphabet, Inc., Class A†*	58	45,962
CA, Inc.†	197	6,259
Citrix Systems, Inc.†*	14	1,250
Cognizant Technology Solutions Corp., Class A†*	63	3,530
CSRA, Inc.†	78	2,484
eBay, Inc.†*	460	13,657
Facebook, Inc., Class A†*	133	15,302
Fidelity National Information Services, Inc.†	55	4,160
Fiserv, Inc.†*	7	744
International Business Machines Corp.†	143	23,736
Mastercard, Inc., Class A†	113	11,667
Microsoft Corp.	304	18,891
Oracle Corp.†	447	17,187
Teradata Corp.†(a)*	62	1,685
VeriSign, Inc.†(a)*	67	5,097
Visa, Inc., Class A†	241	18,803
Western Union Co. (The)†(a)	231	5,017
Yahoo!, Inc.†*	98	3,790

		215,681

Technology Hardware & Equipment — 8.0%
Apple, Inc.†	571	66,133
Cisco Systems, Inc.†	1,544	46,660
Corning, Inc.	9	218
F5 Networks, Inc.†*	31	4,486
FLIR Systems, Inc.†	65	2,352
Harris Corp.†	60	6,148
Hewlett Packard Enterprise Co.	171	3,957
HP, Inc.†	812	12,050
Juniper Networks, Inc.†	181	5,115
Motorola Solutions, Inc.	70	5,802
Seagate Technology PLC (Ireland)(a)	142	5,420
TE Connectivity Ltd. (Switzerland)	172	11,916

		170,257

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 3.7%
AT&T, Inc.†	738	$31,387
CenturyLink, Inc.†(a)	261	6,207
Verizon Communications, Inc.†	772	41,209

		78,803

Transportation — 3.9%
Alaska Air Group, Inc.†	59	5,235
American Airlines Group, Inc.†(a)	239	11,159
CH Robinson Worldwide, Inc.†	14	1,026
Delta Air Lines, Inc.†	351	17,266
Expeditors International of Washington, Inc.†(a)	86	4,555
Norfolk Southern Corp.†	22	2,378
Ryder System, Inc.	5	372
Southwest Airlines Co.†	293	14,603
United Continental Holdings, Inc.†*	152	11,078
United Parcel Service, Inc., Class B†	136	15,591

		83,263

Utilities — 2.7%
AES Corp.†	68	790
Ameren Corp.	25	1,312
American Water Works Co., Inc.†	18	1,302
CenterPoint Energy, Inc.†	44	1,084
Consolidated Edison, Inc.†	32	2,358
DTE Energy Co.†	21	2,069
Duke Energy Corp.†	198	15,369
Entergy Corp.	85	6,245
Eversource Energy†	32	1,767
Exelon Corp.†	439	15,580
FirstEnergy Corp.†	44	1,363
NRG Energy, Inc.†	151	1,851
Pinnacle West Capital Corp.	11	858
PPL Corp.†	69	2,349
WEC Energy Group, Inc.†	32	1,877
Xcel Energy, Inc.†	53	2,157

		58,331

TOTAL COMMON STOCKS (Cost $2,882,227)		3,006,658

TOTAL LONG POSITIONS - 141.3% (Cost $2,882,227)**		3,006,658

	Number of Shares	Value
SHORT POSITIONS — (42.0)%
COMMON STOCKS — (42.0)%
Banks — (0.2)%
Fifth Third Bancorp	(139)	$(3,749)

Capital Goods — (2.5)%
Deere & Co.	(45)	(4,637)
Fastenal Co.	(78)	(3,664)
Flowserve Corp.	(35)	(1,682)
Fluor Corp.	(38)	(1,996)
General Dynamics Corp.	(82)	(14,158)
Johnson Controls International PLC (Ireland)	(252)	(10,380)
L-3 Communications Holdings, Inc.*	(21)	(3,194)
Quanta Services, Inc.*	(40)	(1,394)
Textron, Inc.	(73)	(3,545)
TransDigm Group, Inc.	(10)	(2,490)
United Rentals, Inc.*	(24)	(2,534)
Xylem, Inc.	(49)	(2,426)

		(52,100)

Commercial & Professional Services — (0.5)%
Cintas Corp.	(29)	(3,351)
Dun & Bradstreet Corp. (The)	(10)	(1,213)
Equifax, Inc.	(1)	(118)
Stericycle, Inc.*	(23)	(1,772)
Verisk Analytics, Inc.*	(46)	(3,734)

		(10,188)

Consumer Durables & Apparel — (1.4)%
Hasbro, Inc.	(33)	(2,567)
Mattel, Inc.	(91)	(2,507)
Michael Kors Holdings Ltd. (British Virgin Islands)*	(46)	(1,977)
Newell Brands, Inc.	(129)	(5,760)
NIKE, Inc., Class B	(154)	(7,828)
Under Armour, Inc.,Class A*	(103)	(2,992)
VF Corp.	(111)	(5,922)

		(29,553)

Consumer Services — (1.0)%
Chipotle Mexican Grill, Inc.*	(8)	(3,018)
Darden Restaurants, Inc.	(24)	(1,745)
Marriott International, Inc.,Class A	(104)	(8,599)
Royal Caribbean Cruises Ltd. (Liberia)	(57)	(4,676)
Starbucks Corp.	(13)	(722)
Wynn Resorts Ltd.	(27)	(2,336)

		(21,096)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (0.6)%
Affiliated Managers Group, Inc.*	(15)	$(2,180)
American Express Co.	(22)	(1,630)
Franklin Resources, Inc.	(133)	(5,264)
Invesco, Ltd. (Bermuda)	(72)	(2,184)
Navient Corp.	(18)	(296)

		(11,554)

Energy — (6.1)%
Apache Corp.	(102)	(6,474)
Baker Hughes, Inc.	(114)	(7,407)
Cabot Oil & Gas Corp.	(125)	(2,920)
Chesapeake Energy Corp.*	(208)	(1,460)
Cimarex Energy Co.	(26)	(3,533)
Concho Resources, Inc.*	(39)	(5,171)
ConocoPhillips	(333)	(16,697)
EOG Resources, Inc.	(128)	(12,941)
EQT Corp.	(47)	(3,074)
FMC Technologies, Inc.*	(60)	(2,132)
Halliburton Co.	(63)	(3,408)
Helmerich & Payne, Inc.	(29)	(2,245)
Hess Corp.	(84)	(5,232)
Marathon Oil Corp.	(228)	(3,947)
National Oilwell Varco, Inc.	(102)	(3,819)
Newfield Exploration Co.*	(53)	(2,146)
Occidental Petroleum Corp.	(111)	(7,907)
Pioneer Natural Resources Co.	(32)	(5,762)
Range Resources Corp.	(66)	(2,268)
Schlumberger Ltd. (Curacao)	(220)	(18,469)
Spectra Energy Corp.	(188)	(7,725)
Tesoro Corp.	(32)	(2,798)
Transocean Ltd. (Switzerland)*	(99)	(1,459)

		(128,994)

Food & Staples Retailing — (1.8)%
Costco Wholesale Corp.	(118)	(18,893)
Kroger Co. (The)	(251)	(8,662)
Sysco Corp.	(148)	(8,195)
Whole Foods Market, Inc.	(86)	(2,645)

		(38,395)

Food, Beverage & Tobacco — (2.5)%
Archer-Daniels-Midland Co.	(156)	(7,121)
Brown-Forman Corp., Class B	(106)	(4,762)
Campbell Soup Co.	(82)	(4,958)
Hershey Co. (The)	(58)	(5,999)
JM Smucker Co. (The)	(32)	(4,098)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.	(16)	$(1,179)
Kraft Heinz Co. (The)	(5)	(437)
McCormick & Co., Inc., non-voting shares	(34)	(3,173)
Mead Johnson Nutrition Co.	(50)	(3,538)
Molson Coors Brewing Co., Class B	(18)	(1,752)
Mondelez International, Inc., Class A	(216)	(9,575)
Monster Beverage Corp.*	(154)	(6,828)

		(53,420)

Health Care Equipment & Services — (2.6)%
Becton Dickinson and Co.	(22)	(3,642)
Boston Scientific Corp.*	(21)	(454)
Cerner Corp.*	(95)	(4,500)
DENTSPLY SIRONA, Inc.	(63)	(3,637)
Edwards Lifesciences Corp.*	(56)	(5,247)
Envision Healthcare Corp.*	(15)	(949)
Hologic, Inc.*	(75)	(3,009)
Intuitive Surgical, Inc.*	(9)	(5,708)
Medtronic PLC (Ireland)	(91)	(6,482)
Patterson Cos., Inc.	(27)	(1,108)
St Jude Medical, Inc.	(53)	(4,250)
Stryker Corp.	(95)	(11,382)
Zimmer Biomet Holdings, Inc.	(54)	(5,573)

		(55,941)

Household & Personal Products — (0.4)%
Coty, Inc., Class A	(91)	(1,666)
Estee Lauder Cos., Inc. (The), Class A	(101)	(7,725)

		(9,391)

Insurance — (0.6)%
Assurant, Inc.	(16)	(1,486)
Principal Financial Group, Inc.	(78)	(4,513)
Willis Towers Watson PLC (Ireland)	(37)	(4,524)
XL Group Ltd. (Bermuda)	(68)	(2,534)

		(13,057)

Materials — (2.9)%
Albemarle Corp.	(31)	(2,668)
Ball Corp.	(46)	(3,453)
CF Industries Holdings, Inc.	(62)	(1,952)
Dow Chemical Co. (The)	(300)	(17,166)
Ecolab, Inc.	(31)	(3,634)
EI du Pont de Nemours & Co.	(234)	(17,176)
Martin Marietta Materials, Inc.	(18)	(3,988)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Mosaic Co. (The)	(94)	$(2,757)
Nucor Corp.	(86)	(5,119)
Vulcan Materials Co.	(36)	(4,505)

		(62,418)

Media — (1.0)%
Charter Communications, Inc., Class A*	(72)	(20,730)

Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
Alexion Pharmaceuticals, Inc.*	(61)	(7,463)
Endo International PLC (Ireland)*	(60)	(988)
Illumina, Inc.*	(40)	(5,122)
Mettler-Toledo International, Inc.*	(8)	(3,348)
Mylan NV (Netherlands)*	(144)	(5,494)
PerkinElmer, Inc.	(30)	(1,564)
Perrigo Co. PLC (Ireland)	(39)	(3,246)
Regeneron Pharmaceuticals, Inc.*	(32)	(11,747)
Thermo Fisher Scientific, Inc.	(52)	(7,337)
Vertex Pharmaceuticals, Inc.*	(68)	(5,010)
Zoetis, Inc.	(133)	(7,119)

		(58,438)

Real Estate — (2.6)%
American Tower Corp., REIT	(115)	(12,153)
Apartment Investment & Management Co., Class A, REIT	(43)	(1,954)
Boston Properties, Inc., REIT	(20)	(2,516)
Crown Castle International Corp., REIT	(91)	(7,896)
Equinix, Inc., REIT	(20)	(7,148)
Equity Residential, REIT	(99)	(6,372)
General Growth Properties, Inc., REIT	(128)	(3,197)
HCP, Inc., REIT	(125)	(3,715)
Iron Mountain, Inc., REIT	(70)	(2,274)
Kimco Realty Corp., REIT	(115)	(2,893)
Macerich Co. (The), REIT	(39)	(2,763)
SL Green Realty Corp., REIT	(27)	(2,904)

		(55,785)

Retailing — (2.4)%
Advance Auto Parts, Inc.	(20)	(3,382)
CarMax, Inc.*	(52)	(3,348)
Dollar Tree, Inc.*	(64)	(4,939)
Expedia, Inc.	(42)	(4,758)
L Brands, Inc.	(77)	(5,070)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
LKQ Corp.*	(83)	$(2,544)
Macy’s, Inc.	(80)	(2,865)
Netflix, Inc.*	(115)	(14,237)
Signet Jewelers, Ltd. (Bermuda)	(19)	(1,791)
Tractor Supply Co.	(36)	(2,729)
TripAdvisor, Inc.*	(40)	(1,855)
Ulta Salon Cosmetics & Fragrance, Inc.*	(17)	(4,334)

		(51,852)

Semiconductors & Semiconductor Equipment — (1.4)%
First Solar, Inc.*	(27)	(866)
Microchip Technology, Inc.	(58)	(3,721)
Micron Technology, Inc.*	(278)	(6,094)
NVIDIA Corp.	(169)	(18,039)
Qorvo, Inc.*	(35)	(1,846)

		(30,566)

Software & Services — (4.0)%
Activision Blizzard, Inc.	(200)	(7,222)
Adobe Systems, Inc.*	(112)	(11,530)
Alliance Data Systems Corp.	(15)	(3,428)
Autodesk, Inc.*	(59)	(4,367)
Automatic Data Processing, Inc.	(36)	(3,700)
Electronic Arts, Inc.*	(65)	(5,119)
Global Payments, Inc.	(42)	(2,915)
Intuit, Inc.	(68)	(7,793)
PayPal Holdings, Inc.*	(324)	(12,788)
Red Hat, Inc.*	(49)	(3,415)
salesforce.com, Inc.*	(187)	(12,802)
Symantec Corp.	(168)	(4,014)
Total System Services, Inc.	(50)	(2,452)
Xerox Corp.	(272)	(2,375)

		(83,920)

Technology Hardware & Equipment — (0.4)%
Amphenol Corp., Class A	(22)	(1,478)
NetApp, Inc.	(75)	(2,645)
Western Digital Corp.	(76)	(5,164)

		(9,287)

Telecommunication Services — (0.3)%
Frontier Communications Corp.	(315)	(1,065)
Level 3 Communications, Inc.*	(97)	(5,467)

		(6,532)

Transportation — (1.5)%
CSX Corp.	(250)	(8,982)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
FedEx Corp.	(72)	$(13,406)
JB Hunt Transport Services, Inc.	(31)	(3,009)
Kansas City Southern	(29)	(2,461)
Union Pacific Corp.	(35)	(3,629)

		(31,487)

Utilities — (2.5)%
Alliant Energy Corp.	(62)	(2,349)
American Electric Power Co., Inc.	(96)	(6,044)
CMS Energy Corp.	(33)	(1,373)
Dominion Resources, Inc.	(118)	(9,038)
Edison International	(31)	(2,232)
NextEra Energy, Inc.	(62)	(7,407)
NiSource, Inc.	(86)	(1,904)
PG&E Corp.	(62)	(3,768)
Public Service Enterprise Group, Inc.	(135)	(5,924)
SCANA Corp.	(38)	(2,785)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	(67)	$(6,743)
Southern Co. (The)	(87)	(4,280)

		(53,847)

TOTAL COMMON STOCK (Proceeds $881,212)		(892,300)

TOTAL SECURITES SOLD SHORT - (42.0)% (Proceeds $881,212)		(892,300)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		13,855

NET ASSETS - 100.0%		$2,128,213

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $48,951.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,882,227***

Gross unrealized appreciation	$170,409
Gross unrealized depreciation	(45,978)

Net unrealized appreciation	$124,431

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 147.7%
COMMON STOCKS — 147.7%
Automobiles & Components — 3.1%
BorgWarner, Inc.(a)	141	$5,561
Delphi Automotive PLC (Jersey)†	179	12,056
Ford Motor Co.	249	3,020
General Motors Co.†	1,005	35,014
Goodyear Tire & Rubber Co. (The)	173	5,341
Harley-Davidson, Inc.†(a)	116	6,767

		67,759

Banks — 3.9%
Bank of America Corp.†	617	13,636
BB&T Corp.	51	2,398
Citigroup, Inc.†	134	7,964
Citizens Financial Group, Inc.	33	1,176
Comerica, Inc.	12	817
Fifth Third Bancorp	46	1,241
Huntington Bancshares, Inc.	137	1,811
JPMorgan Chase & Co.†	225	19,415
KeyCorp.	155	2,832
M&T Bank Corp.	11	1,721
People’s United Financial, Inc.(a)	19	368
PNC Financial Services Group, Inc. (The)†	31	3,626
Regions Financial Corp.	77	1,106
SunTrust Banks, Inc.	32	1,755
US Bancorp†	107	5,497
Wells Fargo & Co.†	314	17,305
Zions Bancorporation†	57	2,453

		85,121

Capital Goods — 14.6%
3M Co.†	38	6,786
Acuity Brands, Inc.	3	693
Allegion PLC (Ireland)	63	4,032
AMETEK, Inc.†	14	680
Arconic, Inc.	325	6,026
Boeing Co. (The)†	334	51,997
Caterpillar, Inc.†(a)	212	19,661
Cummins, Inc.†	131	17,904
Dover Corp.†	9	674
Eaton Corp. PLC (Ireland)	28	1,879
Emerson Electric Co.†	425	23,694
Fortive Corp.	21	1,126
Fortune Brands Home & Security, Inc.	102	5,453
General Electric Co.†	556	17,570
Honeywell International, Inc.†	168	19,463

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Illinois Tool Works, Inc.†	55	$6,735
Ingersoll-Rand PLC (Ireland)†	171	12,832
Jacobs Engineering Group, Inc.†*	81	4,617
L-3 Communications Holdings, Inc.†	54	8,214
Lockheed Martin Corp.†	67	16,746
Masco Corp.†	214	6,767
Northrop Grumman Corp.	11	2,558
PACCAR, Inc.†	97	6,198
Parker-Hannifin Corp.†	86	12,040
Pentair PLC (Ireland)	119	6,672
Raytheon Co.	19	2,698
Rockwell Automation, Inc.†	9	1,210
Rockwell Collins, Inc.	86	7,977
Roper Technologies, Inc.	6	1,098
Snap-on, Inc.†	38	6,508
Stanley Black & Decker, Inc.	18	2,064
United Rentals, Inc.†*	72	7,602
United Technologies Corp.†	158	17,320
WW Grainger, Inc.†(a)	40	9,290

		316,784

Commercial & Professional Services — 1.0%
Cintas Corp.†	4	462
Dun & Bradstreet Corp. (The)†	21	2,548
Pitney Bowes, Inc.†	123	1,868
Republic Services, Inc.	22	1,255
Robert Half International, Inc.†	85	4,146
Waste Management, Inc.	150	10,636

		20,915

Consumer Durables & Apparel — 1.9%
DR Horton, Inc.	45	1,230
Garmin Ltd. (Switzerland)(a)	128	6,207
Hanesbrands, Inc.(a)	249	5,371
Harman International Industries, Inc.	46	5,113
Leggett & Platt, Inc.(a)	39	1,906
Lennar Corp., Class A†	15	644
Mohawk Industries, Inc.*	49	9,784
PulteGroup, Inc.	38	698
PVH Corp.†	61	5,505
Ralph Lauren Corp.†	53	4,787
Whirlpool Corp.†	4	727

		41,972

Consumer Services — 2.2%
Carnival Corp. (Panama)	323	16,815

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Darden Restaurants, Inc.†	94	$6,836
H&R Block, Inc.†	14	322
McDonald’s Corp.†	52	6,329
Wyndham Worldwide Corp.†	85	6,491
Yum! Brands, Inc.	180	11,465

		48,258

Diversified Financials — 5.0%
Ameriprise Financial, Inc.	10	1,109
Bank of New York Mellon Corp. (The) .	66	3,127
Berkshire Hathaway Inc., Class B†*	131	21,350
Capital One Financial Corp.	31	2,704
Charles Schwab Corp. (The)†	178	7,026
CME Group, Inc.†	111	12,804
Discover Financial Services†	25	1,802
E*TRADE Financial Corp.*	18	624
Goldman Sachs Group, Inc. (The)	28	6,705
Intercontinental Exchange, Inc.†	38	2,144
Leucadia National Corp.	22	512
Moody’s Corp.†	126	11,878
Morgan Stanley	121	5,112
Nasdaq, Inc.†	98	6,578
Navient Corp.	15	246
Northern Trust Corp.	14	1,247
S&P Global, Inc.†	167	17,959
State Street Corp.	24	1,865
Synchrony Financial	52	1,886
T Rowe Price Group, Inc.†	15	1,129

		107,807

Energy — 6.4%
Anadarko Petroleum Corp.†	360	25,103
Kinder Morgan, Inc.†	1,472	30,485
Marathon Petroleum Corp.†	213	10,725
Murphy Oil Corp.	114	3,549
Noble Energy, Inc.†	281	10,695
ONEOK, Inc.(a)	68	3,904
Phillips 66	173	14,949
Southwestern Energy Co.(a)*	374	4,047
Valero Energy Corp.†	299	20,428
Williams Cos., Inc. (The)†	491	15,290

		139,175

Food & Staples Retailing — 6.4%
CVS Health Corp.†	700	55,237
Walgreens Boots Alliance, Inc.†	609	50,401

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Wal-Mart Stores, Inc.†	479	$33,108

		138,746

Food, Beverage & Tobacco — 6.8%
Altria Group, Inc.†	566	38,273
Coca-Cola Co. (The)†	403	16,708
ConAgra Foods, Inc.†	289	11,430
Constellation Brands, Inc., Class A	12	1,840
Dr Pepper Snapple Group, Inc.†	122	11,062
Hormel Foods Corp.	343	11,940
PepsiCo, Inc.†	90	9,417
Philip Morris International, Inc.†	290	26,532
Reynolds American, Inc.†	89	4,988
Tyson Foods, Inc., Class A	237	14,618

		146,808

Health Care Equipment & Services — 13.9%
Abbott Laboratories	388	14,903
Aetna, Inc.†	232	28,770
AmerisourceBergen Corp.†	15	1,173
Anthem, Inc.†	174	25,016
Baxter International, Inc.†	359	15,918
Cardinal Health, Inc.†	20	1,439
Centene Corp.†*	113	6,386
Cigna Corp.†	170	22,676
Cooper Cos., Inc. (The)	3	525
CR Bard, Inc.	4	899
Danaher Corp.†	386	30,046
DaVita, Inc.*	133	8,539
Express Scripts Holding Co.†*	440	30,268
HCA Holdings, Inc.†*	24	1,776
Henry Schein, Inc.*	51	7,737
Humana, Inc.†	99	20,199
Laboratory Corp. of America Holdings†*	70	8,987
McKesson Corp.†	149	20,927
Quest Diagnostics, Inc.†	92	8,455
UnitedHealth Group, Inc.†	208	33,288
Universal Health Services, Inc.,Class B†	64	6,808
Varian Medical Systems, Inc.*	62	5,566

		300,301

Household & Personal Products — 1.2%
Church & Dwight Co., Inc.†	18	795
Clorox Co. (The)	6	720

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.†	220	$25,106

		26,621

Insurance — 2.1%
Aflac, Inc.†	26	1,810
American International Group, Inc.	66	4,310
Aon PLC (United Kingdom)	16	1,784
Arthur J Gallagher & Co.†	11	572
Chubb Ltd. (Switzerland)	39	5,153
Cincinnati Financial Corp.†	10	758
Hartford Financial Services Group, Inc. (The)	12	572
Lincoln National Corp.	16	1,060
Marsh & McLennan Cos., Inc.†	342	23,116
Principal Financial Group, Inc.(a)	19	1,099
Progressive Corp. (The)	37	1,314
Prudential Financial, Inc.	36	3,746
Torchmark Corp.†	8	590
Unum Group	15	659

		46,543

Materials — 7.0%
Air Products & Chemicals, Inc.	14	2,013
Avery Dennison Corp.	59	4,143
Eastman Chemical Co.	97	7,295
FMC Corp.†	100	5,656
Freeport-McMoRan, Inc.†*	896	11,818
International Flavors & Fragrances, Inc.(a)	5	589
International Paper Co.†	243	12,894
LyondellBasell Industries NV, Class A (Netherlands)†	211	18,100
Monsanto Co.†	289	30,406
Newmont Mining Corp.†	347	11,822
PPG Industries, Inc.†	174	16,488
Sealed Air Corp.	127	5,758
Sherwin-Williams Co. (The)†	62	16,662
WestRock Co.†	165	8,377

		152,021

Media — 6.8%
CBS Corp., Class B, non-voting shares†	192	12,215
Comcast Corp., Class A†	193	13,327
Discovery Communications, Inc., Class A†*	401	10,991
Interpublic Group of Cos., Inc. (The)	262	6,133

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
News Corp., Class A†	426	$4,882
Omnicom Group, Inc.†(a)	156	13,277
Scripps Networks Interactive, Inc., Class A†(a)	86	6,138
TEGNA, Inc.†	166	3,551
Time Warner, Inc.†	217	20,947
Twenty-First Century Fox, Inc., Class A†	1,220	34,209
Viacom, Inc., Class B	262	9,196
Walt Disney Co. (The)†	121	12,611

		147,477

Pharmaceuticals, Biotechnology & Life Sciences — 12.8%
AbbVie, Inc.†	901	56,421
Agilent Technologies, Inc.	21	957
Allergan PLC (Ireland)*	25	5,250
Amgen, Inc.†	203	29,681
Biogen, Inc.†*	143	40,552
Celgene Corp.†*	49	5,672
Eli Lilly & Co.	61	4,487
Gilead Sciences, Inc.†	742	53,135
Johnson & Johnson†	479	55,186
Mallinckrodt PLC (Ireland)*	6	299
Merck & Co., Inc.	147	8,654
Pfizer, Inc.†	503	16,337
Waters Corp.†*	5	672

		277,303

Real Estate — 1.0%
AvalonBay Communities, Inc., REIT† .	8	1,417
CBRE Group, Inc., Class A, REIT†*	21	661
Digital Realty Trust, Inc., REIT	10	983
Essex Property Trust, Inc., REIT†	4	930
Extra Space Storage, Inc., REIT	9	695
Federal Realty Investment Trust, REIT†.	4	568
Mid-America Apartment Communities, Inc., REIT	4	391
Prologis, Inc., REIT	33	1,742
Public Storage, REIT	11	2,458
Realty Income Corp., REIT	16	920
Simon Property Group, Inc., REIT	19	3,376
UDR, Inc., REIT	17	620
Ventas, Inc., REIT	22	1,375
Welltower, Inc., REIT	23	1,539

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Weyerhaeuser Co., REIT	131	$3,942

		21,617

Retailing — 12.7%
AutoNation, Inc.†*	6	292
AutoZone, Inc.†*	20	15,796
Bed Bath & Beyond, Inc.†	114	4,633
Best Buy Co., Inc.†	243	10,369
Dollar General Corp.†	186	13,777
Foot Locker, Inc.†	85	6,026
Gap, Inc. (The)(a)	263	5,902
Genuine Parts Co.†	99	9,458
Home Depot, Inc. (The)†	376	50,414
Kohl’s Corp.†	140	6,913
Lowe’s Cos., Inc.†	373	26,528
Nordstrom, Inc.	111	5,320
Priceline Group, Inc. (The)*	27	39,584
Ross Stores, Inc.†	252	16,531
Staples, Inc.	426	3,855
Target Corp.†	361	26,075
TJX Cos., Inc. (The)†	412	30,954
Urban Outfitters, Inc.†*	85	2,421

		274,848

Semiconductors & Semiconductor Equipment — 10.9%
Analog Devices, Inc.†(a)	125	9,078
Applied Materials, Inc.†	713	23,008
Broadcom Ltd. (Singapore)	25	4,419
Intel Corp.†	758	27,493
KLA-Tencor Corp.	104	8,183
Lam Research Corp.†	121	12,793
Linear Technology Corp.†	131	8,168
NVIDIA Corp.†	403	43,016
QUALCOMM, Inc.†	832	54,246
Skyworks Solutions, Inc.(a)	109	8,138
Texas Instruments, Inc.†	370	26,999
Xilinx, Inc.†	170	10,263

		235,804

Software & Services — 7.1%
Accenture PLC, Class A (Ireland)†	103	12,064
Akamai Technologies, Inc.†*	95	6,335
Alphabet, Inc., Class A†*	22	17,434
CA, Inc.†	273	8,673
Citrix Systems, Inc.†*	9	804

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cognizant Technology Solutions
Corp., Class A†*	39	$2,185
CSRA, Inc.†	108	3,439
eBay, Inc.†*	884	26,246
Fidelity National Information Services, Inc.	22	1,664
International Business Machines Corp.†	98	16,267
Mastercard, Inc., Class A†	69	7,124
Oracle Corp.†	271	10,420
Symantec Corp.†	418	9,986
Teradata Corp.†*	98	2,663
VeriSign, Inc.(a)*	84	6,390
Visa, Inc., Class A†	147	11,469
Western Union Co. (The)†	375	8,145
Yahoo!, Inc.†*	60	2,320

		153,628

Technology Hardware & Equipment — 9.6%
Apple, Inc.†	378	43,780
Cisco Systems, Inc.†	1,882	56,874
F5 Networks, Inc.†*	49	7,091
FLIR Systems, Inc.†	90	3,257
Harris Corp.†	82	8,403
Hewlett Packard Enterprise Co.†	1,105	25,570
HP, Inc.†	1,296	19,233
Juniper Networks, Inc.†	287	8,111
Motorola Solutions, Inc.	61	5,056
NetApp, Inc.†	218	7,689
Seagate Technology PLC (Ireland)(a)	195	7,443
TE Connectivity Ltd. (Switzerland)†	237	16,419

		208,926

Telecommunication Services — 3.3%
AT&T, Inc.†	519	22,073
CenturyLink, Inc.†(a)	360	8,561
Verizon Communications, Inc.†	751	40,088

		70,722

Transportation — 5.1%
Alaska Air Group, Inc.†	82	7,276
American Airlines Group, Inc.†	214	9,992
CH Robinson Worldwide, Inc.†	8	586
Delta Air Lines, Inc.†	581	28,579
Expeditors International of Washington, Inc.†	122	6,461

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.	11	$1,189
Southwest Airlines Co.†	406	20,235
Union Pacific Corp.†	54	5,599
United Continental Holdings, Inc.†*	266	19,386
United Parcel Service, Inc., Class B†	100	11,464

		110,767

Utilities — 2.9%
AES Corp.†	41	476
Ameren Corp.	15	787
American Water Works Co., Inc.	11	796
CenterPoint Energy, Inc.	27	665
Consolidated Edison, Inc.	20	1,474
DTE Energy Co.†	13	1,281
Duke Energy Corp.†	221	17,154
Entergy Corp.	118	8,669
Eversource Energy	20	1,105
Exelon Corp.†	604	21,436
FirstEnergy Corp.	21	650
NRG Energy, Inc.†	235	2,881
Pinnacle West Capital Corp.	7	546
PPL Corp.	42	1,430
WEC Energy Group, Inc.†	20	1,173
Xcel Energy, Inc.	32	1,302

		61,825

TOTAL COMMON STOCKS (Cost $2,980,512)		3,201,748

TOTAL LONG POSITIONS - 147.7% (Cost $2,980,512)**		3,201,748

SHORT POSITIONS - (88.3)%
COMMON STOCKS - (88.3)%
Capital Goods - (4.4)%
Deere & Co.	(124)	$(12,777)
Fastenal Co.	(154)	(7,235)
Flowserve Corp.	(68)	(3,267)
Fluor Corp.	(72)	(3,781)
General Dynamics Corp.	(160)	(27,626)
Johnson Controls International PLC (Ireland)	(495)	(20,389)
Quanta Services, Inc.*	(80)	(2,788)
Textron, Inc.	(142)	(6,896)
TransDigm Group, Inc.	(25)	(6,224)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Xylem, Inc.	(95)	$(4,704)

		(95,687)

Commercial & Professional Services — (0.8)%
Equifax, Inc.	(34)	(4,020)
Nielsen Holdings PLC (United Kingdom)	(78)	(3,272)
Stericycle, Inc.*	(43)	(3,313)
Verisk Analytics, Inc.*	(87)	(7,062)

		(17,667)

Consumer Durables & Apparel — (3.1)%
Coach, Inc.	(95)	(3,327)
Hasbro, Inc.	(66)	(5,134)
Mattel, Inc.	(181)	(4,987)
Michael Kors Holdings Ltd. (British Virgin Islands)*	(89)	(3,825)
Newell Brands, Inc.	(255)	(11,386)
NIKE, Inc., Class B	(378)	(19,214)
Under Armour, Inc., Class A*	(231)	(6,711)
VF Corp.	(219)	(11,684)

		(66,268)

Consumer Services — (1.5)%
Chipotle Mexican Grill, Inc.*	(19)	(7,169)
Royal Caribbean Cruises Ltd. (Liberia)	(113)	(9,271)
Starbucks Corp.	(184)	(10,216)
Wynn Resorts Ltd.	(62)	(5,364)

		(32,020)

Diversified Financials — (1.9)%
Affiliated Managers Group, Inc.*	(30)	(4,359)
American Express Co.	(160)	(11,853)
BlackRock, Inc.	(18)	(6,850)
Franklin Resources, Inc.	(299)	(11,834)
Invesco, Ltd. (Bermuda)	(215)	(6,523)

		(41,419)

Energy — (13.4)%
Apache Corp.	(200)	(12,694)
Baker Hughes, Inc.	(222)	(14,423)
Cabot Oil & Gas Corp.	(256)	(5,980)
Chesapeake Energy Corp.*	(410)	(2,878)
Chevron Corp.	(16)	(1,883)
Cimarex Energy Co.	(58)	(7,882)
Concho Resources, Inc.*	(80)	(10,608)
ConocoPhillips	(659)	(33,042)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Devon Energy Corp.	(59)	$(2,695)
EOG Resources, Inc.	(274)	(27,701)
EQT Corp.	(94)	(6,148)
Exxon Mobil Corp.	(119)	(10,741)
FMC Technologies, Inc.*	(115)	(4,086)
Halliburton Co.	(233)	(12,603)
Helmerich & Payne, Inc.	(56)	(4,334)
Hess Corp.	(177)	(11,025)
Marathon Oil Corp.	(446)	(7,720)
National Oilwell Varco, Inc.	(199)	(7,451)
Newfield Exploration Co.*	(105)	(4,252)
Occidental Petroleum Corp.	(259)	(18,449)
Pioneer Natural Resources Co.	(68)	(12,245)
Range Resources Corp.	(130)	(4,467)
Schlumberger Ltd. (Curacao)	(495)	(41,555)
Spectra Energy Corp.	(416)	(17,093)
Tesoro Corp.	(60)	(5,247)
Transocean Ltd. (Switzerland)*	(194)	(2,860)

		(290,062)

Food & Staples Retailing — (3.5)%
Costco Wholesale Corp.	(229)	(36,665)
Kroger Co. (The)	(500)	(17,255)
Sysco Corp.	(286)	(15,836)
Whole Foods Market, Inc.	(169)	(5,198)

		(74,954)

Food, Beverage & Tobacco — (6.0)%
Archer-Daniels-Midland Co.	(309)	(14,106)
Brown-Forman Corp., Class B	(210)	(9,433)
Campbell Soup Co.	(158)	(9,554)
General Mills, Inc.	(10)	(618)
Hershey Co. (The)	(113)	(11,688)
JM Smucker Co. (The)	(61)	(7,812)
Kellogg Co.	(64)	(4,717)
Kraft Heinz Co. (The)	(151)	(13,185)
McCormick & Co., Inc., non-voting shares	(66)	(6,160)
Mead Johnson Nutrition Co.	(95)	(6,722)
Molson Coors Brewing Co., Class B	(77)	(7,493)
Mondelez International, Inc., Class A	(584)	(25,889)
Monster Beverage Corp.*	(303)	(13,435)

		(130,812)

Health Care Equipment & Services — (5.9)%
Becton Dickinson and Co.	(68)	(11,257)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Boston Scientific Corp.*	(266)	$(5,754)
Cerner Corp.*	(187)	(8,858)
DENTSPLY SIRONA, Inc.	(122)	(7,043)
Edwards Lifesciences Corp.*	(110)	(10,307)
Envision Healthcare Corp.*	(28)	(1,772)
Hologic, Inc.*	(147)	(5,898)
Intuitive Surgical, Inc.*	(18)	(11,415)
Medtronic PLC (Ireland)	(299)	(21,298)
Patterson Cos., Inc.	(50)	(2,052)
St Jude Medical, Inc.	(101)	(8,099)
Stryker Corp.	(188)	(22,524)
Zimmer Biomet Holdings, Inc.	(103)	(10,630)

		(126,907)

Household & Personal Products — (1.4)%
Colgate-Palmolive Co.	(46)	(3,010)
Coty, Inc., Class A	(179)	(3,277)
Estee Lauder Cos., Inc. (The), Class A	(199)	(15,222)
Procter & Gamble Co. (The)	(111)	(9,333)

		(30,842)

Insurance — (1.3)%
Allstate Corp. (The)	(33)	(2,446)
Assurant, Inc.	(32)	(2,972)
Loews Corp.	(31)	(1,452)
MetLife, Inc.	(125)	(6,736)
Travelers Cos, Inc. (The)	(9)	(1,102)
Willis Towers Watson PLC (Ireland)	(72)	(8,804)
XL Group Ltd. (Bermuda)	(140)	(5,216)

		(28,728)

Materials — (5.8)%
Albemarle Corp.	(59)	(5,079)
Ball Corp.	(92)	(6,906)
CF Industries Holdings, Inc.	(144)	(4,533)
Dow Chemical Co. (The)	(593)	(33,931)
Ecolab, Inc.	(79)	(9,260)
EI du Pont de Nemours & Co.	(460)	(33,764)
Martin Marietta Materials, Inc.	(33)	(7,310)
Mosaic Co. (The)	(186)	(5,455)
Nucor Corp.	(169)	(10,059)
Praxair, Inc.	(4)	(469)
Vulcan Materials Co.	(70)	(8,760)

		(125,526)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (1.9)%
Charter Communications, Inc., Class A*	(143)	$(41,173)

Pharmaceuticals, Biotechnology & Life Sciences — (5.7)%
Alexion Pharmaceuticals, Inc.*	(123)	(15,049)
Bristol-Myers Squibb Co.	(32)	(1,870)
Endo International PLC (Ireland)*	(118)	(1,943)
Illumina, Inc.*	(82)	(10,499)
Mettler-Toledo International, Inc.*	(14)	(5,860)
Mylan NV (Netherlands)*	(283)	(10,796)
PerkinElmer, Inc.	(58)	(3,025)
Perrigo Co. PLC (Ireland)	(83)	(6,908)
Regeneron Pharmaceuticals, Inc.*	(62)	(22,760)
Thermo Fisher Scientific, Inc.	(130)	(18,343)
Vertex Pharmaceuticals, Inc.*	(156)	(11,493)
Zoetis, Inc.	(262)	(14,025)

		(122,571)

Real Estate — (5.6)%
American Tower Corp., REIT	(225)	(23,778)
Apartment Investment & Management Co., Class A, REIT	(82)	(3,727)
Boston Properties, Inc., REIT	(60)	(7,547)
Crown Castle International Corp., REIT	(186)	(16,139)
Equinix, Inc., REIT	(38)	(13,582)
Equity Residential, REIT	(194)	(12,486)
General Growth Properties, Inc., REIT	(335)	(8,368)
HCP, Inc., REIT	(243)	(7,221)
Host Hotels & Resorts, Inc., REIT	(176)	(3,316)
Iron Mountain, Inc., REIT	(139)	(4,515)
Kimco Realty Corp., REIT	(224)	(5,636)
Macerich Co. (The), REIT	(77)	(5,455)
SL Green Realty Corp., REIT	(54)	(5,808)
Vornado Realty Trust, REIT	(25)	(2,609)

		(120,187)

Retailing — (6.3)%
Advance Auto Parts, Inc.	(39)	(6,596)
Amazon.com, Inc.*	(33)	(24,746)
CarMax, Inc.*	(102)	(6,568)
Dollar Tree, Inc.*	(123)	(9,493)
Expedia, Inc.	(96)	(10,875)
L Brands, Inc.	(152)	(10,008)
LKQ Corp.*	(162)	(4,965)
Macy’s, Inc.	(162)	(5,801)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Netflix, Inc.*	(265)	$(32,807)
O’Reilly Automotive, Inc.*	(6)	(1,670)
Signet Jewelers, Ltd. (Bermuda)	(36)	(3,393)
Tiffany & Co.	(32)	(2,478)
Tractor Supply Co.	(70)	(5,307)
TripAdvisor, Inc.*	(90)	(4,173)
Ulta Salon Cosmetics & Fragrance, Inc.*	(33)	(8,413)

		(137,293)

Semiconductors & Semiconductor Equipment — (1.2)%
First Solar, Inc.*	(55)	(1,765)
Microchip Technology, Inc.	(114)	(7,313)
Micron Technology, Inc.*	(642)	(14,073)
Qorvo, Inc.*	(67)	(3,533)

		(26,684)

Software & Services — (9.3)%
Activision Blizzard, Inc.	(392)	(14,155)
Adobe Systems, Inc.*	(247)	(25,429)
Alliance Data Systems Corp.	(30)	(6,855)
Autodesk, Inc.*	(139)	(10,287)
Automatic Data Processing, Inc.	(110)	(11,306)
Electronic Arts, Inc.*	(131)	(10,318)
Facebook, Inc., Class A*	(89)	(10,239)
Fiserv, Inc.*	(25)	(2,657)
Global Payments, Inc.	(81)	(5,622)
Intuit, Inc.	(135)	(15,472)
Microsoft Corp.	(300)	(18,642)
Paychex, Inc.	(61)	(3,714)
PayPal Holdings, Inc.*	(638)	(25,182)
Red Hat, Inc.*	(112)	(7,806)
salesforce.com, Inc.*	(366)	(25,056)
Total System Services, Inc.	(98)	(4,805)
Xerox Corp.	(537)	(4,688)

		(202,233)

Technology Hardware & Equipment — (0.9)%
Amphenol Corp., Class A	(86)	(5,779)
Corning, Inc.	(171)	(4,150)
Western Digital Corp.	(151)	(10,260)

		(20,189)

Telecommunication Services — (0.6)%
Frontier Communications Corp.	(621)	(2,099)
Level 3 Communications, Inc.*	(190)	(10,708)

		(12,807)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (2.6)%
CSX Corp.	(488)	$(17,534)
FedEx Corp.	(140)	(26,068)
JB Hunt Transport Services, Inc.	(60)	(5,824)
Kansas City Southern	(67)	(5,685)
Ryder System, Inc.	(28)	(2,084)

		(57,195)

Utilities — (5.2)%
Alliant Energy Corp.	(120)	(4,547)
American Electric Power Co., Inc.	(186)	(11,711)
CMS Energy Corp.	(43)	(1,790)
Dominion Resources, Inc.	(247)	(18,918)
Edison International	(68)	(4,895)
NextEra Energy, Inc.	(145)	(17,322)
NiSource, Inc.	(167)	(3,697)
PG&E Corp.	(162)	(9,845)
Public Service Enterprise Group, Inc.	(267)	(11,716)
SCANA Corp.	(75)	(5,496)
Sempra Energy	(132)	(13,284)
Southern Co. (The)	(205)	(10,084)

		(113,305)

TOTAL COMMON STOCK (Proceeds $1,882,619)		(1,914,529)

TOTAL SECURITES SOLD SHORT - (88.3)% (Proceeds $1,882,619)		(1,914,529)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.6%		880,055

NET ASSETS - 100.0%		$2,167,274

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $61,370.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,980,512	***

Gross unrealized appreciation	$274,364
Gross unrealized depreciation	(53,128)

Net unrealized appreciation	$221,236

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 96.4%
COMMON STOCKS — 96.4%
Automobiles & Components — 1.8%
BorgWarner, Inc.†	75	$2,958
Delphi Automotive PLC (Jersey)†	95	6,398
Ford Motor Co.†	244	2,960
General Motors Co.	542	18,883
Goodyear Tire & Rubber Co. (The)	91	2,809
Harley-Davidson, Inc.†(a)	62	3,617

		37,625

Banks — 4.1%
Bank of America Corp.†	621	13,724
BB&T Corp.†	50	2,351
Citigroup, Inc.†	154	9,152
Citizens Financial Group, Inc.†	40	1,425
Comerica, Inc.†	11	749
Huntington Bancshares, Inc.†	272	3,596
JPMorgan Chase & Co.†	219	18,898
KeyCorp.†	243	4,440
M&T Bank Corp.†	15	2,346
People’s United Financial, Inc.†	19	368
PNC Financial Services Group, Inc. (The)†	30	3,509
Regions Financial Corp.†	76	1,091
SunTrust Banks, Inc.†	31	1,700
US Bancorp†	104	5,342
Wells Fargo & Co.	307	16,919
Zions Bancorporation†	13	560

		86,170

Capital Goods — 9.2%
3M Co.†	37	6,607
Acuity Brands, Inc.†	6	1,385
Allegion PLC (Ireland)	34	2,176
AMETEK, Inc.†	18	875
Arconic, Inc.	173	3,207
Boeing Co. (The)†	195	30,358
Caterpillar, Inc.†(a)	159	14,746
Cummins, Inc.†	59	8,063
Dover Corp.†	9	674
Eaton Corp. PLC (Ireland)	41	2,751
Emerson Electric Co.†	224	12,488
Fortive Corp.†	24	1,287
Fortune Brands Home & Security, Inc.	54	2,887
General Electric Co.	545	17,222
Honeywell International, Inc.†	123	14,249
Illinois Tool Works, Inc.†	22	2,694

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Ingersoll-Rand PLC (Ireland)	90	$6,754
Jacobs Engineering Group, Inc.†*	43	2,451
Lockheed Martin Corp.†	44	10,997
Masco Corp.†	113	3,573
Northrop Grumman Corp.†	10	2,326
PACCAR, Inc.†	21	1,342
Parker-Hannifin Corp.†	47	6,580
Pentair PLC (Ireland)	63	3,532
Raytheon Co.	17	2,414
Rockwell Automation, Inc.†	7	941
Rockwell Collins, Inc.(a)	46	4,267
Roper Technologies, Inc.	6	1,098
Snap-on, Inc.†	21	3,597
Stanley Black & Decker, Inc.	30	3,441
United Technologies Corp.†	116	12,716
WW Grainger, Inc.†(a)	21	4,877

		192,575

Commercial & Professional Services — 0.6%
Equifax, Inc.	1	118
Nielsen Holdings PLC (United Kingdom)	5	210
Pitney Bowes, Inc.†	65	987
Republic Services, Inc.	20	1,141
Robert Half International, Inc.†	45	2,195
Waste Management, Inc.	103	7,304

		11,955

Consumer Durables & Apparel — 1.4%
Coach, Inc.	12	420
DR Horton, Inc.†	100	2,733
Garmin Ltd. (Switzerland)(a)	66	3,200
Hanesbrands, Inc.(a)	132	2,847
Harman International Industries, Inc.†	25	2,779
Leggett & Platt, Inc.†(a)	41	2,004
Lennar Corp., Class A†	14	601
Mohawk Industries, Inc.†*	26	5,192
PulteGroup, Inc.	102	1,875
PVH Corp.†	28	2,527
Ralph Lauren Corp.†	29	2,619
Whirlpool Corp.†	10	1,818

		28,615

Consumer Services — 1.5%
Carnival Corp. (Panama)	249	12,963
H&R Block, Inc.†(a)	13	299

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald’s Corp.†	50	$6,086
Wyndham Worldwide Corp.†	38	2,902
Yum! Brands, Inc.	130	8,233

		30,483

Diversified Financials — 4.2%
Ameriprise Financial, Inc.†	10	1,109
Bank of New York Mellon Corp. (The)†	65	3,080
Berkshire Hathaway Inc., Class B*	134	21,839
BlackRock, Inc.†	7	2,664
Capital One Financial Corp.†	30	2,617
Charles Schwab Corp. (The)†	180	7,105
CME Group, Inc.†	20	2,307
Discover Financial Services†	25	1,802
E*TRADE Financial Corp.†*	17	589
Goldman Sachs Group, Inc. (The)†	38	9,099
Intercontinental Exchange, Inc.†	37	2,088
Leucadia National Corp.	22	512
Moody’s Corp.†	67	6,316
1-43-Morgan Stanley†	167	7,056
Nasdaq, Inc.†	57	3,826
Northern Trust Corp.†	14	1,247
S&P Global, Inc.†	90	9,679
State Street Corp.†	24	1,865
Synchrony Financial†	51	1,850
T Rowe Price Group, Inc.†	15	1,129

		87,779

Energy — 4.3%
Anadarko Petroleum Corp.†	191	13,318
Chevron Corp.	54	6,356
Devon Energy Corp.	32	1,461
Exxon Mobil Corp.†	67	6,047
Kinder Morgan, Inc.†	778	16,112
Marathon Petroleum Corp.†	70	3,524
Murphy Oil Corp.†	60	1,868
Noble Energy, Inc.†	150	5,709
ONEOK, Inc.†	61	3,502
Phillips 66	120	10,369
Southwestern Energy Co.(a)*	198	2,142
Valero Energy Corp.†	158	10,795
Williams Cos., Inc. (The)†	261	8,128

		89,331

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 3.9%
CVS Health Corp.†	370	$29,197
Walgreens Boots Alliance, Inc.†	347	28,718
Wal-Mart Stores, Inc.†	345	23,846

		81,761

Food, Beverage & Tobacco — 4.8%
Altria Group, Inc.†	337	22,788
Coca-Cola Co. (The)†	362	15,008
ConAgra Foods, Inc.†	153	6,051
Constellation Brands, Inc., Class A	12	1,840
Dr Pepper Snapple Group, Inc.†	64	5,803
General Mills, Inc.	36	2,224
Hormel Foods Corp.	184	6,405
PepsiCo, Inc.†	87	9,103
Philip Morris International, Inc.†	201	18,390
Reynolds American, Inc.†	87	4,875
Tyson Foods, Inc., Class A	126	7,772

		100,259

Health Care Equipment & Services — 8.1%
Abbott Laboratories	303	11,638
Aetna, Inc.†	123	15,253
AmerisourceBergen Corp.†	14	1,095
Anthem, Inc.†	92	13,227
Baxter International, Inc.†	190	8,425
Cardinal Health, Inc.†	30	2,159
Centene Corp.†*	60	3,391
Cigna Corp.†	90	12,005
Cooper Cos., Inc. (The)	5	875
CR Bard, Inc.	4	899
Danaher Corp.†	229	17,825
DaVita, Inc.†*	70	4,494
Express Scripts Holding Co.†*	220	15,134
HCA Holdings, Inc.†*	23	1,702
Henry Schein, Inc.*	28	4,248
Humana, Inc.†	52	10,609
Laboratory Corp. of America Holdings†*	37	4,750
McKesson Corp.†	79	11,096
Quest Diagnostics, Inc.†	49	4,503
UnitedHealth Group, Inc.†	122	19,525
Universal Health Services, Inc., Class B†	34	3,617
Varian Medical Systems, Inc.*	33	2,963

		169,433

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 0.9%
Church & Dwight Co., Inc.†	33	$1,458
Clorox Co. (The)†	4	480
Colgate-Palmolive Co.	18	1,178
Kimberly-Clark Corp.†	124	14,151
Procter & Gamble Co. (The)	32	2,691

		19,958

Insurance — 2.0%
Aflac, Inc.†	25	1,740
Allstate Corp. (The)	9	667
American International Group, Inc.	64	4,180
Aon PLC (United Kingdom)	24	2,677
Arthur J Gallagher & Co.†	10	520
Chubb Ltd. (Switzerland)†	41	5,417
Cincinnati Financial Corp.†	10	757
Hartford Financial Services Group, Inc. (The)†	24	1,144
Loews Corp.	20	937
Marsh & McLennan Cos., Inc.	181	12,234
MetLife, Inc.†	32	1,724
Progressive Corp. (The)†	36	1,278
Prudential Financial, Inc.†	55	5,723
Torchmark Corp.†	8	590
Travelers Cos, Inc. (The)†	15	1,836
Unum Group†	15	659

		42,083

Materials — 4.1%
Air Products & Chemicals, Inc.†	13	1,870
Avery Dennison Corp.†	31	2,177
Eastman Chemical Co.	52	3,911
FMC Corp.†	47	2,658
Freeport-McMoRan, Inc.†*	474	6,252
International Flavors & Fragrances, Inc.(a)	4	471
International Paper Co.	141	7,481
LyondellBasell Industries NV, Class A (Netherlands)†	133	11,409
Monsanto Co.†	153	16,097
Newmont Mining Corp.†	185	6,303
PPG Industries, Inc.†	92	8,718
Praxair, Inc.	9	1,055
Sealed Air Corp.	68	3,083
Sherwin-Williams Co. (The)	33	8,868
WestRock Co.†	88	4,468

		84,821

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — 4.3%
CBS Corp., Class B, non-voting shares†	79	$5,026
Comcast Corp., Class A†	184	12,705
Discovery Communications, Inc., Class A†(a)*	207	5,674
Interpublic Group of Cos., Inc. (The)	139	3,254
News Corp., Class A†	203	2,326
Omnicom Group, Inc.†(a)	83	7,064
Scripps Networks Interactive, Inc., Class A†(a) 45		3,212
TEGNA, Inc.†	75	1,604
Time Warner, Inc.†	142	13,707
Twenty-First Century Fox, Inc., Class A†	645	18,086
Viacom, Inc., Class B†	139	4,879
Walt Disney Co. (The)†	124	12,923

		90,460

Pharmaceuticals, Biotechnology & Life Sciences — 8.9%
AbbVie, Inc.†	491	30,746
Agilent Technologies, Inc.†	32	1,458
Allergan PLC (Ireland)*	33	6,930
Amgen, Inc.†	140	20,469
Biogen, Inc.†*	76	21,552
Bristol-Myers Squibb Co.†	35	2,045
Celgene Corp.†*	48	5,556
Eli Lilly & Co.	64	4,707
Gilead Sciences, Inc.†	403	28,859
Johnson & Johnson†	328	37,789
Mallinckrodt PLC (Ireland)*	7	349
Merck & Co., Inc.	169	9,949
Pfizer, Inc.	470	15,266
Waters Corp.†*	5	672

		186,347

Real Estate — 1.2%
AvalonBay Communities, Inc., REIT†	8	1,417
CBRE Group, Inc., Class A, REIT†*	21	661
Digital Realty Trust, Inc., REIT†	10	983
Essex Property Trust, Inc., REIT†	4	930
Extra Space Storage, Inc., REIT†	10	772
Federal Realty Investment Trust, REIT†	5	710
Host Hotels & Resorts, Inc., REIT†(a)	45	848
Mid-America Apartment Communities, Inc., REIT	4	392

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Prologis, Inc., REIT†	39	$2,059
Public Storage, REIT	10	2,235
Realty Income Corp., REIT	16	920
Simon Property Group, Inc., REIT	19	3,376
UDR, Inc., REIT†	17	620
Ventas, Inc., REIT†	22	1,375
Vornado Realty Trust, REIT†	8	835
Welltower, Inc., REIT†	22	1,472
Weyerhaeuser Co., REIT	169	5,085

		24,690

Retailing — 7.1%
AutoNation, Inc.†(a)*	26	1,265
AutoZone, Inc.†*	11	8,688
Bed Bath & Beyond, Inc.†	53	2,154
Best Buy Co., Inc.†(a)	111	4,736
Dollar General Corp.†	98	7,259
Foot Locker, Inc.(a)	8	567
Gap, Inc. (The)†	139	3,119
Genuine Parts Co.†	52	4,968
Home Depot, Inc. (The)†	230	30,838
Kohl’s Corp.†(a)	62	3,062
Lowe’s Cos., Inc.†	235	16,713
Nordstrom, Inc.(a)	60	2,876
O’Reilly Automotive, Inc.†*	2	557
Priceline Group, Inc. (The)*	17	24,923
Ross Stores, Inc.†	24	1,574
Staples, Inc.	226	2,045
Target Corp.†	198	14,302
Tiffany & Co.	4	310
TJX Cos., Inc. (The)†	224	16,829
Urban Outfitters, Inc.†(a)*	41	1,168

		147,953

Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices, Inc.†(a)	108	7,843
Applied Materials, Inc.†	377	12,166
Broadcom Ltd. (Singapore)	24	4,242
Intel Corp.†	587	21,291
KLA-Tencor Corp.†	55	4,327
Lam Research Corp.†(a)	64	6,767
Linear Technology Corp.†	15	935
QUALCOMM, Inc.†	445	29,014
Skyworks Solutions, Inc.(a)	65	4,853
Texas Instruments, Inc.	238	17,367

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.†	93	$5,614

		114,419

Software & Services — 6.0%
Accenture PLC, Class A (Ireland)	89	10,425
Akamai Technologies, Inc.†*	12	800
Alphabet, Inc., Class A†*	33	26,151
CA, Inc.†	144	4,575
Citrix Systems, Inc.†*	9	804
Cognizant Technology Solutions Corp., Class A†*	38	2,129
CSRA, Inc.†	57	1,815
eBay, Inc.†*	326	9,679
Facebook, Inc., Class A†*	52	5,983
Fidelity National Information Services, Inc.†	34	2,572
Fiserv, Inc.†*	3	319
International Business Machines Corp.†	90	14,939
Mastercard, Inc., Class A†	67	6,918
Microsoft Corp.†	97	6,028
Oracle Corp.†	266	10,228
Paychex, Inc.	5	304
Teradata Corp.†(a)*	46	1,250
VeriSign, Inc.†(a)*	48	3,651
Visa, Inc., Class A†	143	11,157
Western Union Co. (The)†(a)	169	3,671
Yahoo!, Inc.†*	59	2,282

		125,680

Technology Hardware & Equipment — 5.4%
Apple, Inc.†	342	39,610
Cisco Systems, Inc.†	1,089	32,909
F5 Networks, Inc.†*	22	3,184
FLIR Systems, Inc.†	48	1,737
Harris Corp.†	44	4,509
Hewlett Packard Enterprise Co.	101	2,337
HP, Inc.†	595	8,830
Juniper Networks, Inc.†	133	3,759
Motorola Solutions, Inc.	53	4,393
Seagate Technology PLC (Ireland)(a)	103	3,932
TE Connectivity Ltd. (Switzerland)†	126	8,729

		113,929

Telecommunication Services — 2.4%
AT&T, Inc.†	447	19,011

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
CenturyLink, Inc.†(a)	191	$4,542
Verizon Communications, Inc.†	509	27,170

		50,723

Transportation — 2.8%
Alaska Air Group, Inc.†	43	3,815
American Airlines Group, Inc.†(a)	172	8,031
CH Robinson Worldwide, Inc.†	8	586
Delta Air Lines, Inc.†	257	12,642
Expeditors International of Washington, Inc.†(a)	62	3,283
Norfolk Southern Corp.†	14	1,513
Ryder System, Inc.	3	223
Southwest Airlines Co.†	215	10,716
United Continental Holdings, Inc.†*	111	8,090
United Parcel Service, Inc., Class B†	90	10,318

		59,217

Utilities — 1.9%
AES Corp.†	41	476
Ameren Corp.	15	787
American Water Works Co., Inc.†	11	796
CenterPoint Energy, Inc.†	27	665
Consolidated Edison, Inc.†	19	1,400
DTE Energy Co.†	11	1,084
Duke Energy Corp.†	136	10,556
Entergy Corp.	62	4,555
Eversource Energy	19	1,049
Exelon Corp.	321	11,392
FirstEnergy Corp.†	26	805
NRG Energy, Inc.†	110	1,349
Pinnacle West Capital Corp.	6	468
PPL Corp.†	42	1,430
WEC Energy Group, Inc.†	20	1,173
Xcel Energy, Inc.†	31	1,262

		39,247

TOTAL COMMON STOCKS (Cost $1,929,106)		2,015,513

TOTAL LONG POSITIONS - 96.4% (Cost $1,929,106)**		2,015,513

	Number of Shares	Value
SHORT POSITIONS — (36.3)%
COMMON STOCKS — (36.3)%
Automobiles & Components — (0.4)%
Johnson Controls International PLC (Ireland)	(209)	$(8,609)

Banks — (0.1)%
Fifth Third Bancorp	(115)	(3,102)

Capital Goods — (1.7)%
Deere & Co.	(40)	(4,122)
Fastenal Co.	(65)	(3,054)
Flowserve Corp.	(29)	(1,393)
Fluor Corp.	(31)	(1,628)
General Dynamics Corp.	(69)	(11,914)
L-3 Communications Holdings, Inc.*	(18)	(2,738)
Quanta Services, Inc.*	(34)	(1,185)
Textron, Inc.	(61)	(2,962)
TransDigm Group, Inc.	(10)	(2,490)
United Rentals, Inc.*	(20)	(2,112)
Xylem, Inc.	(41)	(2,030)

		(35,628)

Commercial & Professional Services — (0.4)%
Cintas Corp.	(24)	(2,773)
Dun & Bradstreet Corp. (The)	(9)	(1,092)
Stericycle, Inc.*	(19)	(1,464)
Verisk Analytics, Inc.*	(38)	(3,084)

		(8,413)

Consumer Durables & Apparel — (1.3)%
Hasbro, Inc.	(28)	(2,178)
Mattel, Inc.	(77)	(2,121)
Michael Kors Holdings Ltd. (British Virgin Islands)*	(38)	(1,633)
Newell Brands, Inc.	(107)	(4,778)
NIKE, Inc., Class B	(154)	(7,828)
Under Armour, Inc., Class A*	(97)	(2,818)
VF Corp.	(93)	(4,962)

		(26,318)

Consumer Services — (0.9)%
Chipotle Mexican Grill, Inc.*	(7)	(2,641)
Darden Restaurants, Inc.	(26)	(1,891)
Marriott International, Inc., Class A	(87)	(7,193)
Royal Caribbean Cruises Ltd. (Liberia)	(47)	(3,856)
Starbucks Corp.	(30)	(1,666)
Wynn Resorts Ltd.	(23)	(1,990)

		(19,237)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (0.5)%
Affiliated Managers Group, Inc.*	(13)	$(1,889)
American Express Co.	(32)	(2,370)
Franklin Resources, Inc.	(111)	(4,393)
Invesco, Ltd. (Bermuda)	(59)	(1,790)
Navient Corp.	(13)	(214)

		(10,656)

Energy — (5.2)%
Apache Corp.	(85)	(5,395)
Baker Hughes, Inc.	(95)	(6,172)
Cabot Oil & Gas Corp.	(104)	(2,429)
Chesapeake Energy Corp.*	(173)	(1,214)
Cimarex Energy Co.	(21)	(2,854)
Concho Resources, Inc.*	(31)	(4,111)
ConocoPhillips	(278)	(13,939)
EOG Resources, Inc.	(106)	(10,717)
EQT Corp.	(38)	(2,485)
FMC Technologies, Inc.*	(48)	(1,705)
Halliburton Co.	(59)	(3,191)
Helmerich & Payne, Inc.	(24)	(1,858)
Hess Corp.	(70)	(4,360)
Marathon Oil Corp.	(189)	(3,272)
National Oilwell Varco, Inc.	(84)	(3,145)
Newfield Exploration Co.*	(44)	(1,782)
Occidental Petroleum Corp.	(97)	(6,909)
Pioneer Natural Resources Co.	(26)	(4,682)
Range Resources Corp.	(55)	(1,890)
Schlumberger Ltd. (Curacao)	(200)	(16,790)
Spectra Energy Corp.	(156)	(6,410)
Tesoro Corp.	(26)	(2,274)
Transocean Ltd. (Switzerland)*	(82)	(1,209)

		(108,793)

Food & Staples Retailing — (1.5)%
Costco Wholesale Corp.	(98)	(15,691)
Kroger Co. (The)	(211)	(7,282)
Sysco Corp.	(123)	(6,810)
Whole Foods Market, Inc.	(72)	(2,215)

		(31,998)

Food, Beverage & Tobacco — (2.3)%
Archer-Daniels-Midland Co.	(130)	(5,934)
Brown-Forman Corp., Class B	(89)	(3,998)
Campbell Soup Co.	(68)	(4,112)
Hershey Co. (The)	(48)	(4,965)
JM Smucker Co. (The)	(26)	(3,330)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.	(18)	$(1,327)
Kraft Heinz Co. (The)	(27)	(2,358)
McCormick & Co., Inc., non-voting shares	(29)	(2,707)
Mead Johnson Nutrition Co	(41)	(2,901)
Molson Coors Brewing Co., Class B	(17)	(1,654)
Mondelez International, Inc., Class A .	(190)	(8,423)
Monster Beverage Corp.*	(129)	(5,720)

		(47,429)

Health Care Equipment & Services — (2.3)%
Becton Dickinson and Co.	(20)	(3,311)
Boston Scientific Corp.*	(35)	(757)
Cerner Corp.*	(79)	(3,742)
DENTSPLY SIRONA, Inc.	(52)	(3,002)
Edwards Lifesciences Corp.*	(47)	(4,404)
Envision Healthcare Corp.*	(13)	(823)
Hologic, Inc.*	(63)	(2,528)
Intuitive Surgical, Inc.*	(7)	(4,439)
Medtronic PLC (Ireland)	(93)	(6,624)
Patterson Cos., Inc.	(22)	(903)
St Jude Medical, Inc.	(42)	(3,368)
Stryker Corp.	(78)	(9,345)
Zimmer Biomet Holdings, Inc.	(45)	(4,644)

		(47,890)

Household & Personal Products — (0.4)%
Coty, Inc., Class A	(76)	(1,391)
Estee Lauder Cos., Inc. (The), Class A	(84)	(6,425)

		(7,816)

Insurance — (0.6)%
Assurant, Inc.	(14)	(1,300)
Lincoln National Corp.	(21)	(1,392)
Principal Financial Group, Inc.	(64)	(3,703)
Willis Towers Watson PLC (Ireland)	(31)	(3,791)
XL Group Ltd. (Bermuda)	(54)	(2,012)

		(12,198)

Materials — (2.5)%
Albemarle Corp.	(26)	(2,238)
Ball Corp.	(39)	(2,928)
CF Industries Holdings, Inc.	(52)	(1,637)
Dow Chemical Co. (The)	(250)	(14,305)
Ecolab, Inc.	(30)	(3,517)
EI du Pont de Nemours & Co.	(194)	(14,240)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Martin Marietta Materials, Inc.	(15)	$(3,323)
Mosaic Co. (The)	(79)	(2,317)
Nucor Corp.	(72)	(4,285)
Vulcan Materials Co.	(30)	(3,754)

		(52,544)

Media — (0.8)%
Charter Communications, Inc., Class A*	(60)	(17,275)

Pharmaceuticals, Biotechnology & Life Sciences — (2.3)%
Alexion Pharmaceuticals, Inc.*	(50)	(6,117)
Endo International PLC (Ireland)*	(50)	(824)
Illumina, Inc.*	(33)	(4,225)
Mettler-Toledo International, Inc.*	(6)	(2,511)
Mylan NV (Netherlands)*	(120)	(4,578)
PerkinElmer, Inc.	(25)	(1,304)
Perrigo Co. PLC (Ireland)	(32)	(2,663)
Regeneron Pharmaceuticals, Inc.*	(27)	(9,911)
Thermo Fisher Scientific, Inc.	(45)	(6,350)
Vertex Pharmaceuticals, Inc.*	(56)	(4,126)
Zoetis, Inc.	(111)	(5,942)

		(48,551)

Real Estate — (2.2)%
American Tower Corp., REIT	(95)	(10,040)
Apartment Investment & Management Co., Class A, REIT	(35)	(1,591)
Boston Properties, Inc., REIT	(18)	(2,264)
Crown Castle International Corp., REIT	(75)	(6,508)
Equinix, Inc., REIT	(16)	(5,718)
Equity Residential, REIT	(82)	(5,277)
General Growth Properties, Inc., REIT	(111)	(2,773)
HCP, Inc., REIT	(103)	(3,061)
Iron Mountain, Inc., REIT	(58)	(1,884)
Kimco Realty Corp., REIT	(95)	(2,390)
Macerich Co. (The), REIT	(33)	(2,338)
SL Green Realty Corp., REIT	(23)	(2,474)

		(46,318)

Retailing — (2.1)%
Advance Auto Parts, Inc.	(17)	(2,875)
Amazon.com, Inc.*	(1)	(750)
CarMax, Inc.*	(43)	(2,769)
Dollar Tree, Inc.*	(53)	(4,090)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Expedia, Inc.	(35)	$(3,965)
L Brands, Inc.	(64)	(4,214)
LKQ Corp.*	(69)	(2,115)
Macy’s, Inc.	(67)	(2,399)
Netflix, Inc.*	(95)	(11,761)
Signet Jewelers, Ltd. (Bermuda)	(16)	(1,508)
Tractor Supply Co.	(30)	(2,274)
TripAdvisor, Inc.*	(33)	(1,530)
Ulta Salon Cosmetics & Fragrance, Inc.*	(14)	(3,569)

		(43,819)

Semiconductors & Semiconductor Equipment — (1.2)%
First Solar, Inc.*	(24)	(770)
Microchip Technology, Inc.	(48)	(3,079)
Micron Technology, Inc.*	(232)	(5,085)
NVIDIA Corp.	(138)	(14,730)
Qorvo, Inc.*	(29)	(1,529)

		(25,193)

Software & Services — (3.4)%
Activision Blizzard, Inc.	(164)	(5,922)
Adobe Systems, Inc.*	(92)	(9,471)
Alliance Data Systems Corp.	(12)	(2,742)
Autodesk, Inc.*	(49)	(3,626)
Automatic Data Processing, Inc.	(37)	(3,803)
Electronic Arts, Inc.*	(55)	(4,332)
Global Payments, Inc.	(35)	(2,429)
Intuit, Inc.	(57)	(6,533)
PayPal Holdings, Inc.*	(269)	(10,617)
Red Hat, Inc.*	(40)	(2,788)
salesforce.com, Inc.*	(155)	(10,611)
Symantec Corp.	(140)	(3,345)
Total System Services, Inc.	(41)	(2,010)
Xerox Corp.	(227)	(1,982)

		(70,211)

Technology Hardware & Equipment — (0.4)%
Amphenol Corp., Class A	(21)	(1,411)
Corning, Inc.	(1)	(24)
NetApp, Inc.	(63)	(2,222)
Western Digital Corp.	(63)	(4,281)

		(7,938)

Telecommunication Services — (0.3)%
Frontier Communications Corp.	(262)	(886)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Level 3 Communications, Inc.*	(81)	$(4,565)

		(5,451)

Transportation — (1.3)%
CSX Corp.	(206)	(7,401)
FedEx Corp.	(59)	(10,986)
JB Hunt Transport Services, Inc.	(26)	(2,524)
Kansas City Southern	(25)	(2,121)
Union Pacific Corp.	(40)	(4,147)

		(27,179)

Utilities — (2.2)%
Alliant Energy Corp.	(50)	(1,894)
American Electric Power Co., Inc.	(82)	(5,163)
CMS Energy Corp.	(30)	(1,249)
Dominion Resources, Inc.	(101)	(7,735)
Edison International	(25)	(1,800)
NextEra Energy, Inc.	(55)	(6,570)
NiSource, Inc.	(71)	(1,572)
PG&E Corp.	(55)	(3,342)
Public Service Enterprise Group, Inc.	(112)	(4,915)
SCANA Corp.	(31)	(2,272)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	(55)	$(5,535)
Southern Co. (The)	(81)	(3,984)

		(46,031)

TOTAL COMMON STOCK (Proceeds $747,584)		(758,597)

TOTAL SECURITES SOLD SHORT - (36.3)% (Proceeds $747,584)		(758,597)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		833,788

NET ASSETS - 100.0%		$2,090,704

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $39,135.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,929,106***

Gross unrealized appreciation	$117,942
Gross unrealized depreciation	(31,535)

Net unrealized appreciation	$86,407

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.4%
Automobiles & Components — 2.2%
BorgWarner, Inc.	123	$4,851
Delphi Automotive PLC (Jersey)	156	10,507
General Motors Co.	717	24,980
Goodyear Tire & Rubber Co. (The)	150	4,630
Harley-Davidson, Inc.	101	5,892

		50,860

Capital Goods — 13.8%
3M Co.	54	9,643
Allegion PLC (Ireland)	54	3,456
AMETEK, Inc.	133	6,464
Arconic, Inc.	284	5,259
Boeing Co. (The)	227	35,339
Caterpillar, Inc.	196	18,177
Cummins, Inc.	96	13,120
Dover Corp.	48	3,597
Eaton Corp. PLC (Ireland)	111	7,447
Emerson Electric Co.	370	20,628
Fastenal Co.	4	188
Fortive Corp.	6	322
Fortune Brands Home & Security, Inc.	88	4,704
Honeywell International, Inc.	118	13,670
Illinois Tool Works, Inc.	141	17,267
Ingersoll-Rand PLC (Ireland)	149	11,181
Jacobs Engineering Group, Inc.*	70	3,990
L-3 Communications Holdings, Inc.	43	6,541
Lockheed Martin Corp.	36	8,998
Masco Corp.	187	5,913
Northrop Grumman Corp.	10	2,326
PACCAR, Inc.	185	11,822
Parker-Hannifin Corp.	76	10,640
Pentair PLC (Ireland)	30	1,682
Quanta Services, Inc.*	88	3,067
Raytheon Co.	32	4,544
Rockwell Automation, Inc.	70	9,408
Rockwell Collins, Inc.	75	6,957
Snap-on, Inc.	33	5,652
Stanley Black & Decker, Inc.	70	8,028
Textron, Inc.	2	97
United Rentals, Inc.*	52	5,490
United Technologies Corp.	412	45,163
WW Grainger, Inc.	34	7,896
Xylem, Inc.	32	1,585

		320,261

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.0%
Cintas Corp.	13	$1,502
Dun & Bradstreet Corp. (The)	20	2,426
Pitney Bowes, Inc.	108	1,641
Republic Services, Inc.	26	1,483
Robert Half International, Inc.	74	3,610
Waste Management, Inc.	175	12,409

		23,071

Consumer Durables & Apparel — 1.8%
Garmin Ltd. (Switzerland)	108	5,237
Hanesbrands, Inc.	216	4,659
Harman International Industries, Inc.	41	4,558
Leggett & Platt, Inc.	76	3,715
Mohawk Industries, Inc.*	42	8,387
PVH Corp.	46	4,151
Ralph Lauren Corp.	47	4,245
Whirlpool Corp.	41	7,453

		42,405

Consumer Services — 2.0%
Carnival Corp. (Panama)	278	14,473
Darden Restaurants, Inc.	71	5,163
Marriott International, Inc., Class A	1	66
McDonald’s Corp.	80	9,738
Wyndham Worldwide Corp.	63	4,811
Yum! Brands, Inc.	202	12,793

		47,044

Diversified Financials — 2.1%
American Express Co.	18	1,333
BlackRock, Inc.	34	12,938
CME Group, Inc.	85	9,805
Invesco, Ltd. (Bermuda)	4	121
Moody’s Corp.	109	10,275
Nasdaq, Inc.	85	5,705
S&P Global, Inc.	85	9,141

		49,318

Energy — 1.9%
Kinder Morgan, Inc.	732	15,160
Murphy Oil Corp.	99	3,082
Range Resources Corp.	90	3,092
Schlumberger Ltd. (Curacao)	23	1,970
Southwestern Energy Co.*	326	3,527
Valero Energy Corp.	261	17,832

		44,663

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 4.4%
CVS Health Corp.	547	$43,164
Walgreens Boots Alliance, Inc.	406	33,601
Wal-Mart Stores, Inc.	380	26,266

		103,031

Food, Beverage & Tobacco — 6.5%
Altria Group, Inc.	408	27,589
Coca-Cola Co. (The)	549	22,762
ConAgra Foods, Inc.	252	9,967
Dr Pepper Snapple Group, Inc.	106	9,611
General Mills, Inc.	176	10,872
Hormel Foods Corp.	300	10,443
Kellogg Co.	16	1,179
PepsiCo, Inc.	104	10,882
Philip Morris International, Inc.	259	23,696
Reynolds American, Inc.	179	10,031
Tyson Foods, Inc., Class A	206	12,706

		149,738

Health Care Equipment & Services — 9.6%
Abbott Laboratories	219	8,412
Aetna, Inc.	202	25,050
Anthem, Inc.	152	21,853
Baxter International, Inc.	313	13,878
Centene Corp.*	99	5,594
Cigna Corp.	147	19,608
CR Bard, Inc.	32	7,189
Danaher Corp.	128	9,964
DaVita, Inc.*	116	7,447
Express Scripts Holding Co.*	362	24,902
Henry Schein, Inc.*	45	6,827
Humana, Inc.	86	17,547
Laboratory Corp. of America Holdings*	61	7,831
McKesson Corp.	130	18,258
Quest Diagnostics, Inc.	80	7,352
UnitedHealth Group, Inc.	70	11,203
Universal Health Services, Inc., Class B	55	5,851
Varian Medical Systems, Inc.*	54	4,848

		223,614

Household & Personal Products — 1.4%
Church & Dwight Co., Inc.	148	6,540
Clorox Co. (The)	19	2,280
Colgate-Palmolive Co.	7	458

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.	205	$23,395

		32,673

Insurance — 1.6%
Aon PLC (United Kingdom)	141	15,726
Cincinnati Financial Corp.	1	76
Marsh & McLennan Cos., Inc.	298	20,142

		35,944

Materials — 7.4%
Avery Dennison Corp.	51	3,581
Dow Chemical Co. (The)	26	1,488
Eastman Chemical Co.	85	6,393
Ecolab, Inc.	19	2,227
El du Pont de Nemours & Co.	444	32,590
FMC Corp.	76	4,299
Freeport-McMoRan, Inc.*	308	4,063
International Flavors & Fragrances, Inc.	17	2,003
International Paper Co.	232	12,310
LyondellBasell Industries NV, Class A (Netherlands)	156	13,382
Martin Marietta Materials, Inc.	36	7,975
Monsanto Co.	188	19,779
Newmont Mining Corp.	302	10,289
Nucor Corp.	171	10,178
PPG Industries, Inc.	152	14,404
Sealed Air Corp.	110	4,987
Sherwin-Williams Co. (The)	54	14,512
Vulcan Materials Co.	5	626
WestRock Co.	144	7,311

		172,397

Media — 4.4%
CBS Corp., Class B, non-voting shares	197	12,533
Comcast Corp., Class A	3	207
Discovery Communications, Inc., Class A*	339	9,292
Interpublic Group of Cos., Inc. (The)	227	5,314
News Corp., Class A	333	3,816
Omnicom Group, Inc.	135	11,490
Scripps Networks Interactive, Inc., Class A	74	5,281
TEGNA, Inc.	124	2,652
Time Warner, Inc.	105	10,136

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Twenty-First Century Fox, Inc., Class A	661	$18,534
Viacom, Inc., Class B	228	8,003
Walt Disney Co. (The)	132	13,757

		101,015

Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
AbbVie, Inc.	427	26,739
Allergan PLC (Ireland)*	8	1,680
Amgen, Inc.	112	16,376
Biogen, Inc.*	81	22,970
Gilead Sciences, Inc.	580	41,534
Johnson & Jo’hnson	254	29,263
Merck & Co., Inc.	315	18,544
Pfizer, Inc.	163	5,294

		162,400

Real Estate — 0.1%
HCP, Inc., REIT	7	208
Ventas, Inc., REIT	14	875
Welltower, Inc., REIT	13	870

		1,953

Retailing — 7.2%
AutoZone, Inc.*	17	13,426
Bed Bath & Beyond, Inc.	90	3,658
Best Buy Co., Inc.	183	7,809
Dollar General Corp.	161	11,925
Gap, Inc. (The)	229	5,139
Genuine Parts Co.	86	8,216
Home Depot, Inc. (The)	166	22,257
Kohl’s Corp.	102	5,037
Lowe’s Cos., Inc.	137	9,743
Nordstrom, Inc.	96	4,601
Priceline Group, Inc. (The)*	9	13,195
Ross Stores, Inc.	219	14,366
Staples, Inc.	372	3,367
Target Corp.	327	23,619
Tiffany & Co.	18	1,394
TJX Cos., Inc. (The)	216	16,228
Urban Outfitters, Inc.*	67	1,908

		165,888

Semiconductors & Semiconductor Equipment — 7.7%
Analog Devices, Inc.	170	12,345
Applied Materials, Inc.	618	19,943
Intel Corp.	216	7,834

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA-Tencor Corp.	90	$7,081
Lam Research Corp.	105	11,102
Linear Technology Corp.	130	8,106
NVIDIA Corp.	293	31,275
Qorvo, Inc.*	71	3,744
QUALCOMM, Inc.	587	38,272
Skyworks Solutions, Inc.	25	1,866
Texas Instruments, Inc.	388	28,312
Xilinx, Inc.	140	8,452

		178,332

Software & Services — 3.3%
Accenture PLC, Class A (Ireland)	32	3,748
Akamai Technologies, Inc.*	13	867
CA, Inc.	237	7,529
CSRA, Inc.	94	2,993
eBay, Inc.*	362	10,748
International Business Machines Corp.	230	38,178
Symantec Corp.	144	3,440
Teradata Corp.*	75	2,038
VeriSign, Inc.*	4	304
Western Union Co. (The)	278	6,038

		75,883

Technology Hardware & Equipment — 6.6%
Amphenol Corp., Class A	95	6,384
Apple, Inc.	190	22,006
Cisco Systems, Inc.	1,240	37,473
Corning, Inc.	172	4,174
F5 Networks, Inc.*	38	5,499
FLIR Systems, Inc.	78	2,823
Harris Corp.	71	7,275
Hewlett Packard Enterprise Co.	955	22,099
HP, Inc.	980	14,543
Juniper Networks, Inc.	219	6,189
Motorola Solutions, Inc.	61	5,056
NetApp, Inc.	160	5,643
Seagate Technology PLC (Ireland)	169	6,451
TE Connectivity Ltd. (Switzerland)	110	7,621

		153,236

Telecommunication Services — 2.3%
AT&T, Inc.	300	12,759
CenturyLink, Inc.	313	7,443

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.	641	$34,217

		54,419

Transportation — 3.8%
Alaska Air Group, Inc.	71	6,300
American Airlines Group, Inc.	97	4,529
CH Robinson Worldwide, Inc.	81	5,934
Delta Air Lines, Inc.	423	20,807
Expeditors International of Washington, Inc.	103	5,455
Norfolk Southern Corp.	4	432
Southwest Airlines Co.	353	17,594
Union Pacific Corp.	48	4,977
United Continental Holdings, Inc.*	198	14,430
United Parcel Service, Inc., Class B	77	8,827

		89,285

Utilities — 0.3%
Entergy Corp.	70	5,143
NRG Energy, Inc.	182	2,231

		7,374

TOTAL COMMON STOCKS - 98.4% (Cost $2,024,022)		2,284,804

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%**		36,127

NET ASSETS - 100.0%		$ 2,320,931

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,024,022***

Gross unrealized appreciation	$293,876
Gross unrealized depreciation	(33,094)

Net unrealized appreciation	$260,782

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 99.1%
SPDR S&P 500 ETF Trust	8,867	$1,997,203

TOTAL EXCHANGE TRADED FUNDS (Cost $1,981,171)		1,997,203

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		18,829

NET ASSETS - 100.0%		$2,016,032

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 174.6%
COMMON STOCKS — 174.6%
Automobiles & Components — 2.4%
BorgWarner, Inc.	10	$394
Cooper Tire & Rubber Co.†	67	2,603
Cooper-Standard Holdings, Inc.*	27	2,791
Drew Industries, Inc.	36	3,879
General Motors Co.†	693	24,144
Goodyear Tire & Rubber Co. (The)	90	2,778
Harley-Davidson, Inc.(a)	142	8,284
Lear Corp.†	22	2,912
Winnebago Industries, Inc.†	92	2,912

		50,697

Capital Goods — 24.7%
3M Co.†	103	18,393
Actuant Corp., Class A†	74	1,920
Allegion PLC (Ireland)	39	2,496
American Woodmark Corp.†*	44	3,311
AMETEK, Inc.†	199	9,671
Applied Industrial Technologies, Inc.†	80	4,752
Argan, Inc.†(a)	91	6,420
Armstrong World Industries, Inc.†*	127	5,309
Astec Industries, Inc.†	7	472
AZZ, Inc.†(a)	24	1,534
Barnes Group, Inc.†	62	2,940
Boeing Co. (The)†	191	29,735
Briggs & Stratton Corp.†	52	1,158
Carlisle Cos., Inc.	30	3,309
Caterpillar, Inc.(a)	71	6,585
Chart Industries, Inc.†*	161	5,799
Chicago Bridge & Iron Co. NV (Netherlands)†	40	1,270
Continental Building Products, Inc.†*	194	4,481
Crane Co.	68	4,904
Cummins, Inc.†	150	20,501
Curtiss-Wright Corp.†	32	3,148
Deere & Co.†(a)	85	8,758
Donaldson Co., Inc.†(a)	143	6,017
Eaton Corp. PLC (Ireland)	18	1,208
Emerson Electric Co.†	404	22,523
EnerSys†	67	5,233
Fortive Corp.	59	3,164
Fortune Brands Home & Security, Inc.	139	7,431
General Electric Co.†	156	4,930
Gibraltar Industries, Inc.*	21	875
Gorman-Rupp Co. (The)†	17	526

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Graco, Inc.(a)	4	$332
Harsco Corp.	52	707
Hillenbrand, Inc.†	98	3,758
Honeywell International, Inc.†	174	20,158
Hubbell, Inc.	3	350
Huntington Ingalls Industries, Inc.†	24	4,421
Illinois Tool Works, Inc.†	46	5,633
Ingersoll-Rand PLC (Ireland)†	289	21,687
Insteel Industries, Inc.†	64	2,281
ITT, Inc.	25	964
Jacobs Engineering Group, Inc.†*	233	13,281
Kaman Corp.	4	196
L-3 Communications Holdings, Inc.†	43	6,541
Lennox International, Inc.(a)	9	1,379
Lincoln Electric Holdings, Inc.	1	77
Lockheed Martin Corp.†	138	34,492
Lydall, Inc.†*	30	1,856
Masco Corp.†	293	9,265
Meritor, Inc.*	107	1,329
Moog, Inc., Class A†*	57	3,744
MSC Industrial Direct Co., Inc., Class A†	21	1,940
Mueller Water Products, Inc., Class A†	325	4,326
Nordson Corp.	10	1,121
Northrop Grumman Corp.†	87	20,234
Oshkosh Corp.	152	9,821
Owens Corning	104	5,362
Parker-Hannifin Corp.†	54	7,560
Raven Industries, Inc.†	60	1,512
Raytheon Co.†	155	22,010
Regal Beloit Corp.†	48	3,324
Rockwell Automation, Inc.†	3	403
Rockwell Collins, Inc.†(a)	183	16,975
Snap-on, Inc.†	50	8,564
Spirit AeroSystems Holdings, Inc., Class A†	152	8,869
Standex International Corp.†	34	2,987
Stanley Black & Decker, Inc.	44	5,046
Teledyne Technologies, Inc.*	4	492
Terex Corp.	40	1,261
Timken Co. (The)†	61	2,422
Toro Co. (The)†(a)	83	4,644
Trex Co., Inc.†(a)*	74	4,766

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Tutor Perini Corp.(a)*	117	$3,276
United Technologies Corp.†	186	20,389
USG Corp.†*	28	809
Veritiv Corp.†(a)*	32	1,720
Wesco Aircraft Holdings, Inc.†*	160	2,392
WESCO International, Inc.*	51	3,394
WW Grainger, Inc.†(a)	78	18,116

		514,959

Commercial & Professional Services — 4.9%
ABM Industries, Inc.†	41	1,674
Copart, Inc.†*	45	2,493
FTI Consulting, Inc.†*	97	4,373
ICF International, Inc.†*	10	552
Kelly Services, Inc., Class A	4	92
Kimball International, Inc., Class B	3	53
ManpowerGroup, Inc.†	15	1,333
Matthews International Corp., Class A†	21	1,614
Mistras Group, Inc.†*	44	1,130
Nielsen Holdings PLC (United Kingdom)	93	3,901
Pitney Bowes, Inc.†	238	3,615
Quad/Graphics, Inc.†	158	4,247
Republic Services, Inc.†	306	17,457
Robert Half International, Inc.†	169	8,244
RR Donnelley & Sons Co.	69	1,126
Tetra Tech, Inc.†	180	7,767
TrueBlue, Inc.*	59	1,454
UniFirst Corp.†	25	3,591
Waste Management, Inc.†	510	36,164
West Corp.†	70	1,733

		102,613

Consumer Durables & Apparel — 3.9%
Acushnet Holdings Corp.*	3	59
American Outdoor Brands Corp.*	57	1,202
CalAtlantic Group, Inc.(a)	20	680
Callaway Golf Co.	155	1,699
Cavco Industries, Inc.†*	39	3,894
Coach, Inc.	69	2,416
DR Horton, Inc.†	65	1,776
Garmin Ltd. (Switzerland)(a)	228	11,056
Hanesbrands, Inc.†(a)	678	14,624
Harman International Industries, Inc.†	24	2,668
Iconix Brand Group, Inc.*	3	28

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
La-Z-Boy, Inc.†	99	$3,074
Leggett & Platt, Inc.(a)	16	782
Michael Kors Holdings Ltd. (British Virgin Islands)*	12	516
Mohawk Industries, Inc.*	2	399
NVR, Inc.†*	6	10,014
Oxford Industries, Inc.†	60	3,608
PVH Corp.†	131	11,821
Ralph Lauren Corp.†	56	5,058
Sturm Ruger & Co., Inc.†(a)	108	5,692
Wolverine World Wide, Inc.(a)	44	966

		82,032

Consumer Services — 6.6%
Apollo Education Group, Inc.*	44	436
Aramark	130	4,644
Brinker International, Inc.†	111	5,498
Carnival Corp. (Panama)	158	8,225
Cheesecake Factory, Inc. (The)†	25	1,497
Churchill Downs, Inc.†(a)	43	6,469
Cracker Barrel Old Country Store, Inc.(a)	5	835
Darden Restaurants, Inc.†	168	12,217
Denny’s Corp.†*	140	1,796
DineEquity, Inc.†	103	7,931
Domino’s Pizza, Inc.	13	2,070
Dunkin’ Brands Group, Inc.(a)	28	1,468
Eldorado Resorts, Inc.†(a)*	135	2,288
Graham Holdings Co., Class B†	10	5,120
Jack in the Box, Inc.	3	335
La Quinta Holdings, Inc.†*	310	4,405
McDonald’s Corp.†	255	31,039
Restaurant Brands International, Inc. (Canada)	147	7,006
ServiceMaster Global Holdings, Inc.*	9	339
Six Flags Entertainment Corp.	16	959
Sonic Corp.†(a)	291	7,714
Speedway Motorsports, Inc.†	11	238
Weight Watchers International, Inc.(a)*	348	3,985
Wyndham Worldwide Corp.†	157	11,990
Yum! Brands, Inc.†	154	9,753

		138,257

Energy — 3.7%
Archrock, Inc.†	235	3,102

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Atwood Oceanics, Inc.(a)	56	$735
Chevron Corp.†	98	11,535
CONSOL Energy, Inc.	83	1,513
Dril-Quip, Inc.†(a) *	189	11,349
Ensco PLC, Class A (United Kingdom)	478	4,646
FMC Technologies, Inc.*	110	3,908
Frank’s International Nv (Netherlands)(a)	199	2,450
Halliburton Co.	125	6,761
Imperial Oil Ltd. (Canada)	11	382
Kinder Morgan, Inc.†	419	8,679
Oceaneering International, Inc.†	182	5,134
ONEOK, Inc.†	104	5,971
Phillips 66	13	1,123
REX American Resources Corp.*	13	1,284
Rowan Cos PLC, Class A*	97	1,832
Ship Finance International Ltd. (Bermuda)(a)	25	371
Teekay Corp. (Marshall Islands)†(a)	582	4,673
Valero Energy Corp.†	9	615

		76,063

Food & Staples Retailing — 7.2%
Costco Wholesale Corp.†	30	4,803
CVS Health Corp.†	728	57,446
Ingles Markets, Inc., Class A†	29	1,395
Kroger Co. (The)†	97	3,347
SUPERVALU, Inc.†*	858	4,007
Sysco Corp.†	64	3,544
Walgreens Boots Alliance, Inc.†	381	31,532
Wal-Mart Stores, Inc.†	639	44,168

		150,242

Food, Beverage & Tobacco — 19.7%
Altria Group, Inc.†	753	50,918
Calavo Growers, Inc.†	67	4,114
Campbell Soup Co.†(a)	290	17,536
Coca-Cola Co. (The)†	923	38,268
ConAgra Foods, Inc.†	488	19,300
Constellation Brands, Inc., Class A†	52	7,972
Dean Foods Co.†	236	5,140
Dr Pepper Snapple Group, Inc.†	247	22,396
Fresh Del Monte Produce, Inc. (Cayman Islands)†	107	6,487
General Mills, Inc.†	361	22,299

-	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hormel Foods Corp.†	587	$20,433
Ingredion, Inc.	32	3,999
JM Smucker Co. (The)†	81	10,373
John B Sanfilippo & Son, Inc.	6	422
Kellogg Co.†	301	22,187
Kraft Heinz Co. (The)†	42	3,667
McCormick & Co., Inc., non-voting shares	11	1,027
Mead Johnson Nutrition Co.†	87	6,156
Molson Coors Brewing Co., Class B	98	9,536
PepsiCo, Inc.†	291	30,447
Philip Morris International, Inc.†	440	40,256
Pilgrim’s Pride Corp.†(a)	296	5,621
Reynolds American, Inc.†	494	27,684
Sanderson Farms, Inc.†	46	4,335
Tyson Foods, Inc., Class A†	440	27,139
Vector Group Ltd.†	92	2,092

		409,804

Health Care Equipment & Services — 16.4%
Abbott Laboratories†	368	14,135
Acadia Healthcare Co., Inc.(a)*	110	3,641
Air Methods Corp.*	31	987
Alere, Inc.†*	88	3,429
AmerisourceBergen Corp.†	171	13,371
AMN Healthcare Services, Inc.†(a)*	67	2,576
Baxter International, Inc.†	698	30,949
Becton Dickinson and Co.	4	662
Boston Scientific Corp.*	37	800
Cerner Corp.(a)*	100	4,737
Chemed Corp.†(a)	36	5,775
Community Health Systems, Inc.*	190	1,062
Cooper Cos., Inc. (The)†	77	13,470
Cotiviti Holdings, Inc.†*	127	4,369
CR Bard, Inc.†	88	19,770
Danaher Corp.†	271	21,095
DaVita, Inc.†*	274	17,591
Express Scripts Holding Co.†*	540	37,147
Globus Medical, Inc., Class A†*	54	1,340
Halyard Health, Inc.†(a)*	183	6,767
HCA Holdings, Inc.*	39	2,887
Henry Schein, Inc.†*	77	11,682
Hill-Rom Holdings, Inc.†	122	6,849
HMS Holdings Corp.†*	234	4,249
ICU Medical, Inc.†*	12	1,768

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Inovalon Holdings, Inc., Class A*	43	$443
Integer Holdings Corp.†*	119	3,505
Integra LifeSciences Holdings Corp.*	7	601
Intuitive Surgical, Inc.*	2	1,268
Kindred Healthcare, Inc.†	253	1,986
Laboratory Corp. of America Holdings†*	98	12,581
Masimo Corp.†*	39	2,629
McKesson Corp.†	175	24,579
MEDNAX, Inc.(a)*	9	600
Meridian Bioscience, Inc.†	104	1,841
Natus Medical, Inc.(a)*	13	452
Owens & Minor, Inc.(a)	112	3,952
Quality Systems, Inc.†	156	2,051
Quest Diagnostics, Inc.†	167	15,347
ResMed, Inc.†	13	807
Select Medical Holdings Corp.*	75	994
St Jude Medical, Inc.†	36	2,887
STERIS PLC (United Kingdom)	53	3,572
Teleflex, Inc.(a)	15	2,417
Universal Health Services, Inc., Class B†	78	8,298
Varian Medical Systems, Inc.†*	166	14,903
Veeva Systems, Inc., Class A*	56	2,279
Zimmer Biomet Holdings, Inc.	23	2,374

		341,474

Household & Personal Products — 5.1%
Avon Products, Inc.*	179	902
Central Garden & Pet Co., Class A†*	154	4,759
Church & Dwight Co., Inc.†	229	10,120
Clorox Co. (The)†	102	12,242
Colgate-Palmolive Co.†	230	15,051
Coty, Inc., Class A	63	1,154
Edgewell Personal Care Co.†*	60	4,379
Kimberly-Clark Corp.†	370	42,224
Procter & Gamble Co. (The)†	152	12,780
Spectrum Brands Holdings, Inc.†(a)	20	2,447

		106,058

Materials — 4.2%
A Schulman, Inc.	18	602
Ashland Global Holdings, Inc.†	63	6,885
Bemis Co., Inc.	24	1,148
Cabot Corp.†	41	2,072
Celanese Corp., Class A	15	1,181

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Chemours Co. (The)	88	$1,944
Chemtura Corp.†*	149	4,947
Clearwater Paper Corp.†*	27	1,770
Crown Holdings, Inc.†*	20	1,051
Eagle Materials, Inc.†	82	8,079
FMC Corp.	71	4,016
Greif, Inc., Class A†(a)	66	3,386
Headwaters, Inc.†*	91	2,140
Huntsman Corp.	40	763
Ingevity Corp.†*	58	3,182
Innophos Holdings, Inc.†	59	3,083
Koppers Holdings, Inc.*	2	81
Kraton Corp.*	81	2,307
Louisiana-Pacific Corp.†*	210	3,975
Monsanto Co.†	47	4,945
Multi Packaging Solutions International Ltd. (Bermuda)†*	58	827
Neenah Paper, Inc.†	28	2,386
Owens-Illinois, Inc.*	222	3,865
PPG Industries, Inc.†	9	853
Schweitzer-Mauduit International, Inc.†	71	3,233
Scotts Miracle-Gro Co. (The), Class A†(a)	115	10,988
Sonoco Products Co.(a)	8	422
Trinseo SA (Luxembourg)†	124	7,353

		87,484

Media — 7.6%
AMC Networks, Inc., Class A†(a)*	126	6,595
CBS Corp., Class B, non-voting shares†	65	4,135
Comcast Corp., Class A†	183	12,636
Discovery Communications, Inc., Class A(a) *	60	1,645
Interpublic Group of Cos., Inc. (The)† .	355	8,311
Live Nation Entertainment, Inc.*	26	692
Loral Space & Communications, Inc.†*	31	1,273
Meredith Corp.†	9	532
MSG Networks, Inc., Class A†*	294	6,321
News Corp., Class A	250	2,865
Omnicom Group, Inc.†	195	16,596
Regal Entertainment Group, Class A	27	556

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Scripps Networks Interactive, Inc., Class A†	144	$10,277
TEGNA, Inc.†	260	5,561
Time Warner, Inc.†	222	21,430
Tribune Media Co., Class A(a)	109	3,813
tronc, Inc.†	82	1,137
Twenty-First Century Fox, Inc., Class A†	748	20,974
Viacom, Inc., Class B†	422	14,812
Walt Disney Co. (The)†	183	19,072

		159,233

Pharmaceuticals, Biotechnology & Life Sciences — 14.5%
AbbVie, Inc.†	520	32,562
Acorda Therapeutics, Inc.*	35	658
Agilent Technologies, Inc.	58	2,642
Alexion Pharmaceuticals, Inc.†*	8	979
Allergan PLC (Ireland)†*	63	13,231
AMAG Pharmaceuticals, Inc.†(a)*	169	5,881
Amgen, Inc.†	124	18,130
Biogen, Inc.†*	67	19,000
Celgene Corp.†*	18	2,084
Coherus Biosciences, Inc.*	16	450
Eagle Pharmaceuticals, Inc.(a)*	16	1,269
Eli Lilly & Co.†	132	9,709
Exelixis, Inc.(a)*	174	2,594
Gilead Sciences, Inc.†	570	40,818
Incyte Corp., Ltd.†*	9	902
Insys Therapeutics, Inc.(a)*	14	129
Ionis Pharmaceuticals, Inc.(a)*	10	478
Ironwood Pharmaceuticals, Inc.*	2	31
Jazz Pharmaceuticals PLC (Ireland)*	38	4,143
Johnson & Johnson†	406	46,775
Lannett Co., Inc.†(a)*	379	8,357
Ligand Pharmaceuticals, Inc.†*	29	2,947
Merck & Co., Inc.	190	11,185
Myriad Genetics, Inc.†(a)*	252	4,201
OPKO Health, Inc.†*	149	1,386
PAREXEL International Corp.†*	60	3,943
Pfizer, Inc.†	778	25,269
PRA Health Sciences, Inc.†*	53	2,921
Prestige Brands Holdings, Inc.†*	113	5,887
Progenics Pharmaceuticals, Inc.(a)*	149	1,287
Quintiles IMS Holdings, Inc.†*	104	7,909
Regeneron Pharmaceuticals, Inc.†*	8	2,937

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Repligen Corp.†*	115	$3,544
Sucampo Pharmaceuticals, Inc., Class A*	12	163
United Therapeutics Corp.†*	50	7,172
Vanda Pharmaceuticals, Inc.*	19	303
VWR Corp.†(a)*	64	1,602
Waters Corp.*	32	4,300
Xencor, Inc.†*	147	3,869

		301,647

Retailing — 16.7%
Aaron’s, Inc.†	235	7,518
Abercrombie & Fitch Co., Class A	65	780
Advance Auto Parts, Inc.	19	3,213
American Eagle Outfitters, Inc.(a)	186	2,822
Asbury Automotive Group, Inc.†*	92	5,676
Ascena Retail Group, Inc.†*	749	4,636
AutoNation, Inc.(a)*	49	2,384
AutoZone, Inc.†*	37	29,222
Bed Bath & Beyond, Inc.†(a)	164	6,665
Best Buy Co., Inc.†(a)	300	12,801
Buckle, Inc. (The)(a)	24	547
Caleres, Inc.†	37	1,214
Camping World Holdings, Inc., Class A	5	163
Cato Corp. (The), Class A†	58	1,745
Chico’s FAS, Inc.†	216	3,108
Children’s Place Retail Store, Inc. (The)(a)	18	1,817
Dillard’s, Inc., Class A(a)	41	2,570
Dollar General Corp.†	289	21,406
Finish Line, Inc. (The), Class A†	256	4,815
Foot Locker, Inc.†	93	6,593
GameStop Corp., Class A(a)	72	1,819
Gap, Inc. (The)†(a)	486	10,906
Genuine Parts Co.†	142	13,567
Group 1 Automotive, Inc.†(a)	54	4,209
Haverty Furniture Cos., Inc.	1	24
Home Depot, Inc. (The)†	181	24,268
HSN, Inc.†	185	6,346
Kohl’s Corp.†(a)	323	15,950
Liberty Interactive Corp. QVC Group, Class A†*	374	7,473
Lowe’s Cos., Inc.†	191	13,584

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Macy’s, Inc.	104	$3,724
Michaels Cos., Inc. (The)*	6	123
Nordstrom, Inc.(a)	127	6,087
Nutrisystem, Inc.†	115	3,985
Office Depot, Inc.	283	1,279
O’Reilly Automotive, Inc.†*	32	8,909
Penske Automotive Group, Inc.	9	467
Pool Corp.	32	3,339
Priceline Group, Inc. (The)†*	6	8,796
Ross Stores, Inc.†	159	10,430
Staples, Inc.	877	7,937
Tailored Brands, Inc.	71	1,814
Target Corp.†	614	44,349
Tiffany & Co.(a)	13	1,007
TJX Cos., Inc. (The)†	297	22,314
TripAdvisor, Inc.*	8	371
Urban Outfitters, Inc.†(a) *	111	3,161
Vitamin Shoppe, Inc.†(a) *	91	2,161

		348,094

Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices, Inc.†	99	7,189
Applied Materials, Inc.†	217	7,003
Broadcom Ltd. (Singapore)	42	7,424
Intel Corp.†	211	7,653
KLA-Tencor Corp.†	144	11,330
Lam Research Corp.†(a)	114	12,053
Linear Technology Corp.†	47	2,930
Maxim Integrated Products, Inc.†	180	6,943
MaxLinear, Inc., Class A†*	130	2,834
Nanometrics, Inc.*	2	50
QUALCOMM, Inc.†	378	24,646
Skyworks Solutions, Inc.(a)	35	2,613
Teradyne, Inc.†	190	4,826
Texas Instruments, Inc.†	232	16,929
Xilinx, Inc.†	146	8,814

		123,237

Software & Services — 11.4%
Accenture PLC, Class A (Ireland)	39	4,568
Activision Blizzard, Inc	6	217
Adobe Systems, Inc.*	70	7,207
Akamai Technologies, Inc.†*	77	5,134
Alphabet, Inc., Class A†*	9	7,132
ANSYS, Inc.†*	52	4,809

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Aspen Technology, Inc.†*	83	$4,538
Booz Allen Hamilton Holding Corp.	156	5,627
Broadridge Financial Solutions, Inc.†	16	1,061
CA, Inc.†	642	20,396
Cadence Design Systems, Inc.*	58	1,463
CDK Global, Inc.†	118	7,043
CGI Group, Inc., Class A (Canada)†*	62	2,978
Citrix Systems, Inc.†*	67	5,984
CommerceHub, Inc., Class A†*	55	826
Convergys Corp.†	67	1,646
CSG Systems International, Inc.†	69	3,340
CSRA, Inc.†	260	8,278
DST Systems, Inc.	36	3,857
EarthLink Holdings Corp.†	291	1,641
eBay, Inc.†*	498	14,786
Electronic Arts, Inc.†*	30	2,363
Facebook, Inc., Class A*	18	2,071
Fair Isaac Corp.†	57	6,796
Fidelity National Information Services, Inc.	58	4,387
Fiserv, Inc.†*	4	425
Globant SA (Luxembourg)*	3	100
International Business Machines Corp.†	109	18,093
j2 Global, Inc.†	66	5,399
Manhattan Associates, Inc.†*	88	4,667
Mastercard, Inc., Class A	18	1,859
MAXIMUS, Inc.†	44	2,455
Monotype Imaging Holdings, Inc.†	116	2,303
NIC, Inc.†	123	2,940
Nuance Communications, Inc.*	41	611
Open Text Corp. (Canada)	25	1,545
Oracle Corp.†	100	3,845
Paychex, Inc.	18	1,096
Progress Software Corp.†	108	3,448
Science Applications International Corp.	19	1,611
Shutterstock, Inc.*	4	190
Stamps.com, Inc.†*	20	2,293
Synopsys, Inc.†*	96	5,651
Teradata Corp.†(a) *	173	4,700
TiVo Corp.*	44	920
Trade Desk, Inc. (The), Class A(a) *	80	2,214

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Travelport Worldwide Ltd. (Bermuda)†	143	$2,016
VeriSign, Inc.†(a) *	114	8,672
VMware, Inc., Class A†(a) *	92	7,243
WebMD Health Corp.*	197	9,765
Western Union Co. (The)†(a)	661	14,357

		236,566

Technology Hardware & Equipment — 9.6%
Anixter International, Inc.*	18	1,459
Apple, Inc.†	167	19,342
ARRIS International PLC (United Kingdom)*	190	5,725
AVX Corp.†	85	1,329
Benchmark Electronics, Inc.†*	141	4,301
CDW Corp.	91	4,740
Cisco Systems, Inc.†	1,171	35,388
CommScope Holding Co., Inc.†*	234	8,705
F5 Networks, Inc.†*	58	8,394
Finisar Corp.*	38	1,150
FLIR Systems, Inc.†	214	7,745
Harris Corp.†	135	13,833
Hewlett Packard Enterprise Co.	191	4,420
HP, Inc.†	652	9,676
InterDigital, Inc.	91	8,313
Juniper Networks, Inc.†	388	10,965
Keysight Technologies, Inc.*	65	2,377
Motorola Solutions, Inc.†	160	13,262
MTS Systems Corp.†	67	3,799
NCR Corp.*	33	1,338
NETGEAR, Inc.†*	110	5,979
Novanta, Inc. (Canada)*	3	63
OSI Systems, Inc.†*	7	533
Plantronics, Inc.†	71	3,888
Sanmina Corp.†*	140	5,131
ScanSource, Inc.†*	63	2,542
Seagate Technology PLC (Ireland)(a)	39	1,489
TE Connectivity Ltd. (Switzerland)	37	2,563
TTM Technologies, Inc.*	233	3,176
Vishay Intertechnology, Inc.†(a)	447	7,241

		198,866

Telecommunication Services — 4.7%
AT&T, Inc.†	804	34,194
BCE, Inc. (Canada)	40	1,730
CenturyLink, Inc.†	558	13,269

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Inteliquent, Inc.	24	$550
United States Cellular Corp.†*	38	1,661
Verizon Communications, Inc.†	851	45,426
Vonage Holdings Corp.(a) *	253	1,733

		98,563

Transportation — 5.4%
Alaska Air Group, Inc.†	117	10,381
CH Robinson Worldwide, Inc.†(a)	129	9,451
Delta Air Lines, Inc.†	286	14,068
Expeditors International of Washington, Inc.†(a)	259	13,717
Heartland Express, Inc.†	140	2,850
Matson, Inc.†	72	2,548
Norfolk Southern Corp.†	91	9,834
Ryder System, Inc.	42	3,126
Southwest Airlines Co.†	242	12,061
Swift Transportation Co.†*	45	1,096
United Continental Holdings, Inc.†*	82	5,976
United Parcel Service, Inc., Class B† .	180	20,635
XPO Logistics, Inc.*	165	7,121

		112,864

TOTAL COMMON STOCKS (Cost $3,529,129)		3,638,753

TOTAL LONG POSITIONS - 174.6% (Cost $3,529,129)**		3,638,753

SHORT POSITIONS — (75.3)%
COMMON STOCKS — (75.3)%
Automobiles & Components — (1.2)%
Dana, Inc.	(274)	(5,201)
Federal-Mogul Holdings Corp.*	(57)	(588)
Fox Factory Holding Corp.*	(124)	(3,441)
Gentherm, Inc.*	(91)	(3,080)
Johnson Controls International PLC (Ireland)	(191)	(7,867)
Metaldyne Performance Group, Inc.	(6)	(138)
Modine Manufacturing Co.*	(17)	(253)
Superior Industries International, Inc.	(8)	(211)
Tenneco, Inc.*	(28)	(1,749)
Tesla Motors, Inc.*	(13)	(2,778)
Tower International, Inc.	(1)	(28)

		(25,334)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (11.2)%
AAON, Inc.	(56)	$(1,851)
AAR Corp.	(126)	(4,164)
Advanced Drainage Systems, Inc.	(152)	(3,131)
Aegion Corp.*	(107)	(2,536)
AGCO Corp.	(54)	(3,124)
Albany International Corp., Class A	(49)	(2,269)
Apogee Enterprises, Inc.	(13)	(696)
Babcock & Wilcox Enterprises, Inc.*	(8)	(133)
Beacon Roofing Supply, Inc.*	(144)	(6,634)
CAE, Inc. (Canada)	(46)	(643)
CIRCOR International, Inc.	(35)	(2,271)
Colfax Corp.*	(64)	(2,300)
Comfort Systems USA, Inc.	(8)	(266)
Douglas Dynamics, Inc.	(58)	(1,952)
Dycom Industries, Inc.*	(95)	(7,628)
Encore Wire Corp.	(1)	(43)
Energy Recovery, Inc.*	(198)	(2,049)
EnPro Industries, Inc.	(68)	(4,580)
Esterline Technologies Corp.*	(22)	(1,962)
Fastenal Co.	(53)	(2,490)
Federal Signal Corp.	(168)	(2,622)
Flowserve Corp.	(239)	(11,484)
Fluor Corp.	(7)	(368)
Franklin Electric Co., Inc.	(62)	(2,412)
GATX Corp.	(136)	(8,375)
Generac Holdings, Inc.*	(49)	(1,996)
GMS, Inc.*	(70)	(2,050)
Granite Construction, Inc.	(132)	(7,260)
Herc Holdings, Inc.*	(172)	(6,908)
Hyster-Yale Materials Handling, Inc.	(27)	(1,722)
John Bean Technologies Corp.	(63)	(5,415)
KBR, Inc.	(61)	(1,018)
Kennametal, Inc.	(45)	(1,407)
KLX, Inc.*	(180)	(8,120)
Manitowoc Co., Inc. (The)*	(995)	(5,950)
Manitowoc Foodservice, Inc.*	(2)	(39)
Masonite International Corp. (Canada)*	(72)	(4,738)
MasTec, Inc.*	(76)	(2,907)
Mercury Systems, Inc.*	(98)	(2,962)
Milacron Holdings Corp.*	(2)	(37)
Mueller Industries, Inc.	(83)	(3,317)
National Presto Industries, Inc.	(12)	(1,277)
Navistar International Corp.*	(74)	(2,321)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
NOW, Inc.*	(203)	$(4,155)
Orbital ATK, Inc.	(63)	(5,527)
Patrick Industries, Inc.*	(78)	(5,951)
PGT, Inc.*	(12)	(137)
Ply Gem Holdings, Inc.*	(81)	(1,316)
Primoris Services Corp	(78)	(1,777)
Proto Labs, Inc.*	(48)	(2,465)
Quanta Services, Inc.*	(209)	(7,284)
RBC Bearings, Inc.*	(1)	(93)
Rexnord Corp.*	(199)	(3,898)
Roper Technologies, Inc.	(32)	(5,859)
Sensata Technologies Holding NV (Netherlands)*	(72)	(2,804)
SiteOne Landscape Supply, Inc.*	(109)	(3,786)
SPX Corp.*	(35)	(830)
SPX FLOW, Inc.*	(54)	(1,731)
Sunrun, Inc.*	(602)	(3,197)
TASER International, Inc.*	(81)	(1,963)
Tennant Co.	(38)	(2,706)
Textron, Inc.	(148)	(7,187)
Thermon Group Holdings, Inc.*	(60)	(1,145)
Trinity Industries, Inc.	(208)	(5,774)
Triumph Group, Inc.	(203)	(5,380)
Universal Forest Products, Inc.	(10)	(1,022)
Valmont Industries, Inc.	(10)	(1,409)
WABCO Holdings, Inc.*	(58)	(6,157)
Wabtec Corp.	(68)	(5,645)
Watsco, Inc.	(13)	(1,926)
Watts Water Technologies, Inc., Class A	(16)	(1,043)
Woodward, Inc.	(80)	(5,524)

		(233,118)

Commercial & Professional Services — (3.3)%
Acco Brands Corp.*	(240)	(3,132)
Advanced Disposal Services, Inc.*	(12)	(267)
Advisory Board Co. (The)*	(45)	(1,496)
CEB, Inc.	(51)	(3,091)
Cintas Corp.	(9)	(1,040)
Clean Harbors, Inc.*	(98)	(5,454)
Covanta Holding Corp.	(425)	(6,630)
Essendant, Inc.	(39)	(815)
Exponent, Inc.	(25)	(1,508)
Healthcare Services Group, Inc.	(137)	(5,366)
Herman Miller, Inc.	(42)	(1,436)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
HNI Corp.	(82)	$(4,585)
IHS Markit Ltd. (Bermuda)*	(160)	(5,666)
Korn/Ferry International	(295)	(8,682)
MSA Safety, Inc.	(15)	(1,040)
Multi-Color Corp.	(50)	(3,880)
On Assignment, Inc.*	(2)	(88)
Steelcase, Inc., Class A	(68)	(1,217)
TriNet Group, Inc.*	(81)	(2,075)
US Ecology, Inc	(26)	(1,278)
WageWorks, Inc.*	(101)	(7,322)
Waste Connections, Inc. (Canada)	(36)	(2,829)

		(68,897)

Consumer Durables & Apparel — (2.4)%
Columbia Sportswear Co.	(47)	(2,740)
Deckers Outdoor Corp.*	(181)	(10,026)
G-III Apparel Group Ltd.*	(314)	(9,282)
Gildan Activewear, Inc. (Canada)	(40)	(1,015)
Hasbro, Inc.	(5)	(389)
Helen Of Troy Ltd. (Bermuda)*	(8)	(676)
Kate Spade & Co.*	(30)	(560)
Mattel, Inc.	(242)	(6,667)
Meritage Homes Corp.*	(11)	(383)
Nautilus, Inc.*	(59)	(1,092)
Newell Brands, Inc.	(22)	(982)
Steven Madden Ltd.*	(33)	(1,180)
TRI Pointe Group, Inc.*	(327)	(3,754)
Under Armour, Inc., Class A*	(63)	(1,830)
Vista Outdoor, Inc.*	(104)	(3,838)
WCI Communities, Inc.*	(15)	(352)
Whirlpool Corp.	(25)	(4,544)

		(49,310)

Consumer Services — (4.4)%
Belmond Ltd., Class A (Bermuda)*	(89)	(1,188)
BJ’s Restaurants, Inc.*	(121)	(4,755)
Bloomin’ Brands, Inc.	(326)	(5,878)
Boyd Gaming Corp.*	(191)	(3,852)
Carrols Restaurant Group, Inc.*	(1)	(15)
Chegg, Inc.*	(140)	(1,033)
Chipotle Mexican Grill, Inc.*	(22)	(8,301)
Chuy’s Holdings, Inc.*	(6)	(195)
ClubCorp Holdings, Inc.	(58)	(832)
Dave & Buster’s Entertainment, Inc.* .	(141)	(7,938)
Fiesta Restaurant Group, Inc.*	(139)	(4,149)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Grand Canyon Education, Inc.*	(43)	$(2,513)
Houghton Mifflin Harcourt Co.*	(240)	(2,604)
ILG, Inc.	(276)	(5,015)
Intrawest Resorts Holdings, Inc.*	(5)	(89)
K12, Inc.*	(1)	(17)
LifeLock, Inc.*	(211)	(5,047)
Marriott International, Inc., Class A	(66)	(5,457)
MGM Resorts International*	(235)	(6,775)
Royal Caribbean Cruises Ltd. (Liberia)	(57)	(4,676)
Ruth’s Hospitality Group, Inc.	(2)	(37)
Shake Shack, Inc., Class A*	(281)	(10,057)
Texas Roadhouse, Inc.	(10)	(482)
Vail Resorts, Inc.	(18)	(2,904)
Wingstop, Inc.	(128)	(3,788)
Wynn Resorts Ltd.	(45)	(3,893)

		(91,490)

Energy — (4.2)%
Alon USA Energy, Inc.	(465)	(5,292)
Cameco Corp. (Canada)	(64)	(670)
Cenovus Energy, Inc. (Canada)	(372)	(5,628)
Cheniere Energy, Inc.*	(77)	(3,190)
CVR Energy, Inc.	(179)	(4,545)
Delek US Holdings, Inc.	(5)	(120)
Diamond Offshore Drilling, Inc.*	(161)	(2,850)
Fairmount Santrol Holdings, Inc.*	(413)	(4,869)
Forum Energy Technologies, Inc.*	(120)	(2,640)
Green Plains, Inc.	(81)	(2,256)
Helix Energy Solutions Group, Inc.*	(147)	(1,297)
HollyFrontier Corp.	(109)	(3,571)
Matrix Service Co.*	(2)	(45)
McDermott International, Inc. (Panama)*	(520)	(3,843)
National Oilwell Varco, Inc.	(20)	(749)
Noble Corp. PLC (United Kingdom)	(1,341)	(7,939)
Par Pacific Holdings, Inc.*	(9)	(131)
Pembina Pipeline Corp. (Canada)	(99)	(3,101)
Precision Drilling Corp. (Canada)*	(1,388)	(7,565)
RPC, Inc.	(38)	(753)
SemGroup Corp., Class A	(17)	(710)
Suncor Energy, Inc. (Canada)	(167)	(5,459)
TransCanada Corp. (Canada)	(55)	(2,483)
US Silica Holdings, Inc.	(178)	(10,089)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Weatherford International PLC (Ireland)*	(1,492)	$(7,445)
World Fuel Services Corp.	(3)	(138)

		(87,378)

Food & Staples Retailing — (1.1)%
Casey’s General Stores, Inc.	(3)	(357)
Performance Food Group Co.*	(18)	(432)
PriceSmart, Inc.	(11)	(918)
Rite Aid Corp.*	(1,083)	(8,924)
Smart & Final Stores, Inc.*	(188)	(2,651)
Sprouts Farmers Market, Inc.*	(245)	(4,635)
United Natural Foods, Inc.*	(93)	(4,438)
US Foods Holding Corp.*	(20)	(550)
Weis Markets, Inc.	(2)	(134)

		(23,039)

Food, Beverage & Tobacco — (3.2)%
Amplify Snack Brands, Inc.*	(52)	(458)
B&G Foods, Inc.	(42)	(1,840)
Blue Buffalo Pet Products, Inc.*	(52)	(1,250)
Bunge Ltd. (Bermuda)	(193)	(13,942)
Coca-Cola Bottling Co. Consolidated	(33)	(5,902)
Cott Corp. (Canada)	(95)	(1,076)
Darling Ingredients, Inc.*	(255)	(3,292)
Hershey Co. (The)	(23)	(2,379)
MGP Ingredients, Inc.	(95)	(4,748)
Mondelez International, Inc., Class A	(128)	(5,674)
Monster Beverage Corp.*	(53)	(2,350)
Snyders-Lance, Inc.	(147)	(5,636)
SunOpta, Inc. (Canada)*	(24)	(169)
Tootsie Roll Industries, Inc.	(46)	(1,828)
TreeHouse Foods, Inc.*	(93)	(6,714)
Universal Corp.	(23)	(1,466)
WhiteWave Foods Co. (The)*	(131)	(7,284)

		(66,008)

Health Care Equipment & Services — (5.6)%
ABIOMED, Inc.*	(16)	(1,803)
Aceto Corp.	(5)	(110)
Amedisys, Inc.*	(35)	(1,492)
Analogic Corp.	(30)	(2,489)
athenahealth, Inc.*	(3)	(316)
AtriCure, Inc.*	(5)	(98)
BioTelemetry, Inc.*	(9)	(201)
Cardiovascular Systems, Inc.*	(171)	(4,140)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cerus Corp.*	(508)	$(2,210)
Cynosure, Inc., Class A*	(27)	(1,231)
DexCom, Inc.*	(102)	(6,089)
Diplomat Pharmacy, Inc.*	(209)	(2,633)
Endologix, Inc.*	(87)	(498)
Ensign Group, Inc. (The)	(149)	(3,309)
Envision Healthcare Corp.*	(159)	(10,063)
Evolent Health, Inc., Class A*	(186)	(2,753)
GenMark Diagnostics, Inc.*	(4)	(49)
Glaukos Corp.*	(38)	(1,303)
Insulet Corp.*	(215)	(8,101)
K2M Group Holdings, Inc.*	(148)	(2,966)
Medidata Solutions, Inc.*	(84)	(4,172)
Merit Medical Systems, Inc.*	(85)	(2,253)
National Healthcare Corp.	(19)	(1,440)
Nevro Corp.*	(90)	(6,539)
Novadaq Technologies, Inc. (Canada)*	(102)	(723)
Novocure Ltd. (Jersey)*	(154)	(1,209)
NuVasive, Inc.*	(5)	(337)
NxStage Medical, Inc.*	(148)	(3,879)
Omnicell, Inc.*	(76)	(2,576)
Patterson Cos., Inc.	(286)	(11,735)
Penumbra, Inc.*	(78)	(4,976)
PharMerica Corp.*	(19)	(478)
Quidel Corp.*	(67)	(1,435)
Spectranetics Corp. (The)*	(213)	(5,218)
Surgery Partners, Inc.*	(73)	(1,157)
Surgical Care Affiliates, Inc.*	(136)	(6,293)
Team Health Holdings, Inc.*	(247)	(10,732)
Tivity Health, Inc.*	(20)	(455)

		(117,461)

Household & Personal Products — (0.6)%
Energizer Holdings, Inc.	(246)	(10,974)
Revlon, Inc., Class A*	(28)	(816)

		(11,790)

Materials — (6.7)%
Agrium, Inc. (Canada)	(23)	(2,313)
Albemarle Corp.	(104)	(8,952)
Avery Dennison Corp.	(39)	(2,739)
Axalta Coating Systems Ltd. (Bermuda)*	(3)	(82)
Balchem Corp.	(71)	(5,958)
Ball Corp.	(139)	(10,435)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Boise Cascade Co.*	(60)	$(1,350)
CF Industries Holdings, Inc.	(315)	(9,916)
Domtar Corp.	(23)	(898)
Dow Chemical Co. (The)	(39)	(2,232)
Ecolab, Inc.	(21)	(2,462)
EI du Pont de Nemours & Co.	(31)	(2,275)
Flotek Industries, Inc.*	(394)	(3,700)
GCP Applied Technologies, Inc.*	(15)	(401)
Graphic Packaging Holding Co.	(590)	(7,363)
KapStone Paper and Packaging Corp.	(39)	(860)
Kronos Worldwide, Inc.	(160)	(1,910)
Methanex Corp. (Canada)	(268)	(11,738)
Mosaic Co. (The)	(86)	(2,522)
NewMarket Corp.	(13)	(5,510)
Packaging Corp. of America	(34)	(2,884)
PH Glatfelter Co.	(89)	(2,126)
Platform Specialty Products Corp.*	(70)	(687)
Potash Corp. of Saskatchewan, Inc. (Canada)	(439)	(7,942)
Sensient Technologies Corp.	(16)	(1,257)
Silgan Holdings, Inc.	(55)	(2,815)
Summit Materials, Inc., Class A*	(95)	(2,253)
Tredegar Corp.	(34)	(816)
Tronox Ltd., Class A (Australia)	(495)	(5,103)
US Concrete, Inc.*	(149)	(9,760)
Valvoline, Inc.	(91)	(1,956)
Westlake Chemical Corp.	(198)	(11,086)
WR Grace & Co.	(120)	(8,117)

		(140,418)

Media — (1.7)%
AMC Entertainment Holdings, Inc., Class A	(39)	(1,312)
Cable One, Inc.	(1)	(622)
Charter Communications, Inc., Class A*	(9)	(2,591)
Entravision Communications Corp., Class A	(151)	(1,057)
EW Scripps Co. (The), Class A*	(277)	(5,354)
Gannett Co., Inc.	(475)	(4,612)
Global Eagle Entertainment, Inc.*	(194)	(1,253)
Gray Television, Inc.*	(134)	(1,454)
John Wiley & Sons, Inc., Class A	(57)	(3,107)
National CineMedia, Inc.	(106)	(1,561)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
New York Times Co. (The), Class A	(44)	$(585)
Nexstar Broadcasting Group, Inc., Class A	(22)	(1,393)
Scholastic Corp.	(55)	(2,612)
Shaw Communications, Inc., Class B (Canada)	(178)	(3,571)
Sinclair Broadcast Group, Inc., Class A	(60)	(2,001)
Time, Inc.	(17)	(303)
World Wrestling Entertainment, Inc., Class A	(116)	(2,134)

		(35,522)

Pharmaceuticals, Biotechnology & Life Sciences — (5.1)%
Accelerate Diagnostics, Inc.*	(53)	(1,100)
Acceleron Pharma, Inc.*	(1)	(26)
Achillion Pharmaceuticals, Inc.*	(496)	(2,048)
Aerie Pharmaceuticals, Inc.*	(167)	(6,321)
Agios Pharmaceuticals, Inc.*	(68)	(2,838)
Aimmune Therapeutics, Inc.*	(77)	(1,575)
Albany Molecular Research, Inc.*	(4)	(75)
Alder Biopharmaceuticals, Inc.*	(192)	(3,994)
Alnylam Pharmaceuticals, Inc.*	(40)	(1,498)
Amicus Therapeutics, Inc.*	(657)	(3,265)
Amphastar Pharmaceuticals, Inc.*	(5)	(92)
ANI Pharmaceuticals, Inc.*	(7)	(424)
Axovant Sciences Ltd. (Bermuda)*	(1)	(12)
Bio-Rad Laboratories, Inc., Class A*	(19)	(3,463)
Bio-Techne Corp.	(11)	(1,131)
Bluebird Bio, Inc.*	(52)	(3,208)
Bruker Corp.	(150)	(3,177)
Cambrex Corp.*	(72)	(3,884)
Catalent, Inc.*	(12)	(324)
Charles River Laboratories International, Inc.*	(15)	(1,143)
Dermira, Inc.*	(115)	(3,488)
Foundation Medicine, Inc.*	(87)	(1,540)
Global Blood Therapeutics, Inc.*	(23)	(332)
Heron Therapeutics, Inc.*	(241)	(3,157)
Illumina, Inc.*	(57)	(7,298)
Impax Laboratories, Inc.*	(61)	(808)
Inovio Pharmaceuticals, Inc.*	(83)	(576)
Insmed, Inc.*	(165)	(2,183)
Intercept Pharmaceuticals, Inc.*	(17)	(1,847)
Intra-Cellular Therapies, Inc.*	(281)	(4,240)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences —(Continued)
Juno Therapeutics, Inc.*	(40)	$(754)
Kite Pharma, Inc.*	(48)	(2,152)
Luminex Corp.*	(96)	(1,942)
Mallinckrodt PLC (Ireland)*	(6)	(299)
Medicines Co. (The)*	(166)	(5,634)
Merrimack Pharmaceuticals, Inc.*	(280)	(1,142)
Momenta Pharmaceuticals, Inc.*	(171)	(2,574)
Mylan NV (Netherlands)*	(29)	(1,106)
Nektar Therapeutics*	(519)	(6,368)
NeoGenomics, Inc.*	(151)	(1,294)
Portola Pharmaceuticals, Inc.*	(26)	(583)
Prothena Corp. PLC (Ireland)*	(13)	(639)
QIAGEN NV (Netherlands)*	(149)	(4,175)
Radius Health, Inc.*	(6)	(228)
Synergy Pharmaceuticals, Inc.*	(467)	(2,844)
TherapeuticsMD, Inc.*	(623)	(3,595)
Theravance Biopharma, Inc. (Cayman Islands)*	(126)	(4,017)
Valeant Pharmaceuticals
International, Inc. (Canada)*	(113)	(1,641)

		(106,054)

Retailing — (4.8)%
1-800-Flowers.com, Inc., Class A*	(86)	(920)
Barnes & Noble, Inc.	(387)	(4,315)
Big Lots, Inc.	(98)	(4,921)
CarMax, Inc.*	(162)	(10,431)
Core-Mark Holding Co., Inc.	(89)	(3,833)
CST Brands, Inc.	(160)	(7,704)
Dollar Tree, Inc.*	(18)	(1,389)
Five Below, Inc.*	(30)	(1,199)
Fred’s, Inc., Class A	(7)	(130)
Genesco, Inc.*	(126)	(7,825)
Groupon, Inc.*	(2,659)	(8,828)
Guess?, Inc.	(568)	(6,873)
Hibbett Sports, Inc.*	(19)	(709)
JC Penney Co., Inc.*	(199)	(1,654)
L Brands, Inc.	(18)	(1,185)
Lithia Motors, Inc., Class A	(60)	(5,810)
LKQ Corp.*	(62)	(1,900)
Monro Muffler Brake, Inc.	(92)	(5,262)
Netflix, Inc.*	(7)	(867)
Ollie’s Bargain Outlet Holdings, Inc.*	(161)	(4,580)
Pier 1 Imports, Inc.	(273)	(2,331)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Shutterfly, Inc.*	(36)	$(1,806)
Sonic Automotive, Inc., Class A	(18)	(412)
Tile Shop Holdings, Inc.*	(250)	(4,888)
Wayfair, Inc., Class A*	(282)	(9,884)
Zumiez, Inc.*	(36)	(787)

		(100,443)

Semiconductors & Semiconductor Equipment — (2.3)%
Applied Micro Circuits Corp.*	(33)	(272)
Brooks Automation, Inc.	(16)	(273)
Cavium, Inc.*	(117)	(7,305)
Cirrus Logic, Inc.*	(34)	(1,922)
Cree, Inc.*	(112)	(2,956)
First Solar, Inc.*	(271)	(8,696)
FormFactor, Inc.*	(232)	(2,598)
Lattice Semiconductor Corp.*	(317)	(2,333)
Micron Technology, Inc.*	(103)	(2,258)
MKS Instruments, Inc.	(49)	(2,911)
NeoPhotonics Corp.*	(85)	(919)
ON Semiconductor Corp.*	(803)	(10,246)
Tessera Holding Corp.	(23)	(1,017)
Veeco Instruments, Inc.*	(141)	(4,110)

		(47,816)

Software & Services — (9.3)%
8x8, Inc.*	(49)	(701)
A10 Networks, Inc.*	(145)	(1,205)
Aci Worldwide, Inc.*	(232)	(4,211)
Acxiom Corp.*	(187)	(5,012)
Alliance Data Systems Corp.	(43)	(9,826)
Apptio, Inc., Class A*	(3)	(56)
Autodesk, Inc.*	(66)	(4,885)
Benefitfocus, Inc.*	(63)	(1,871)
Black Knight Financial Services, Inc.,
Class A*	(65)	(2,457)
Blackhawk Network Holdings, Inc.*	(270)	(10,172)
Blackline, Inc.*	(12)	(332)
Box, Inc., Class A*	(416)	(5,766)
Callidus Software, Inc.*	(240)	(4,032)
Computer Sciences Corp.	(48)	(2,852)
CoreLogic, Inc.*	(7)	(258)
Cornerstone OnDemand, Inc.*	(14)	(592)
Coupa Software, Inc.*	(12)	(300)
FireEye, Inc.*	(809)	(9,627)
Gartner, Inc.*	(27)	(2,729)
Global Payments, Inc.	(41)	(2,846)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gogo, Inc.*	(509)	$(4,693)
Hortonworks, Inc.*	(92)	(765)
HubSpot, Inc.*	(120)	(5,640)
Imperva, Inc.*	(135)	(5,184)
Instructure, Inc.*	(81)	(1,584)
Leidos Holdings, Inc.	(140)	(7,160)
New Relic, Inc.*	(127)	(3,588)
Pandora Media, Inc.*	(810)	(10,562)
Paylocity Holding Corp.*	(30)	(900)
PayPal Holdings, Inc.*	(54)	(2,131)
PROS Holdings, Inc.*	(86)	(1,851)
Q2 Holdings, Inc.*	(24)	(692)
Quotient Technology, Inc.*	(218)	(2,344)
Rapid7, Inc.*	(113)	(1,375)
RealPage, Inc.*	(86)	(2,580)
RingCentral, Inc., Class A*	(84)	(1,730)
Sabre Corp.	(344)	(8,583)
SecureWorks Corp., Class A*	(34)	(360)
Splunk, Inc.*	(151)	(7,724)
Square, Inc., Class A*	(572)	(7,796)
Synchronoss Technologies, Inc.*	(25)	(958)
Tableau Software, Inc., Class A*	(116)	(4,889)
TrueCar, Inc.*	(317)	(3,962)
Twitter, Inc.*	(466)	(7,596)
Vantiv, Inc., Class A*	(22)	(1,312)
Virtusa Corp.*	(129)	(3,240)
Workday, Inc., Class A*	(103)	(6,807)
Workiva, Inc.*	(58)	(792)
Zendesk, Inc.*	(283)	(6,000)
Zynga, Inc., Class A*	(4,120)	(10,588)

		(193,116)

Technology Hardware & Equipment — (4.9)%
Arista Networks, Inc.*	(16)	(1,548)
CalAmp Corp.*	(11)	(160)
Celestica, Inc. (Canada)*	(97)	(1,149)
Cognex Corp.	(5)	(318)
Coherent, Inc.*	(24)	(3,297)
Cray, Inc.*	(272)	(5,630)
Diebold, Inc.	(217)	(5,458)
EchoStar Corp., Class A*	(92)	(4,728)
ePlus, Inc.*	(35)	(4,032)
Extreme Networks, Inc.*	(14)	(70)
Fitbit, Inc., Class A*	(358)	(2,621)
Infinera Corp.*	(647)	(5,493)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Insight Enterprises, Inc.*	(5)	$(202)
InvenSense, Inc.*	(513)	(6,561)
IPG Photonics Corp.*	(10)	(987)
Ixia*	(142)	(2,286)
Jabil Circuit, Inc.	(290)	(6,864)
Knowles Corp.*	(13)	(217)
Mitel Networks Corp. (Canada)*	(10)	(68)
National Instruments Corp.	(12)	(370)
NetScout Systems, Inc.*	(96)	(3,024)
Nimble Storage, Inc.*	(126)	(998)
Oclaro, Inc.*	(157)	(1,405)
Palo Alto Networks, Inc.*	(55)	(6,878)
Pure Storage, Inc., Class A*	(95)	(1,074)
Stratasys Ltd. (Israel)*	(103)	(1,704)
Super Micro Computer, Inc.*	(9)	(252)
SYNNEX Corp.	(37)	(4,478)
Tech Data Corp.*	(41)	(3,472)
Trimble, Inc.*	(252)	(7,598)
Universal Display Corp.*	(141)	(7,938)
VeriFone Systems, Inc.*	(197)	(3,493)
ViaSat, Inc.*	(112)	(7,417)

		(101,790)

Telecommunication Services — (1.1)%
ATN International, Inc.	(45)	(3,606)
Cincinnati Bell, Inc.*	(110)	(2,459)
Consolidated Communications Holdings, Inc.	(1)	(27)
Frontier Communications Corp.	(731)	(2,471)
Globalstar, Inc.*	(172)	(272)
Iridium Communications, Inc.*	(402)	(3,859)
ORBCOMM, Inc.*	(147)	(1,216)
SBA Communications Corp., Class A*	(3)	(310)
Shenandoah Telecommunications Co.	(149)	(4,068)
Windstream Holdings, Inc.	(736)	(5,395)

		(23,683)

Transportation — (2.2)%
Air Transport Services Group, Inc.*	(136)	(2,171)
Allegiant Travel Co.	(6)	(998)
ArcBest Corp.	(25)	(691)
Atlas Air Worldwide Holdings, Inc.*	(122)	(6,362)
Canadian National Railway Co. (Canada)	(48)	(3,235)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Canadian Pacific Railway Ltd. (Canada)	(17)	$(2,427)
Echo Global Logistics, Inc.*	(19)	(476)
Genesee & Wyoming, Inc., Class A*	(14)	(972)
Kirby Corp.*	(13)	(865)
Knight Transportation, Inc.	(47)	(1,553)
Saia, Inc.*	(44)	(1,943)
SkyWest, Inc.	(198)	(7,217)
Spirit Airlines, Inc.*	(127)	(7,348)
Werner Enterprises, Inc.	(392)	(10,564)

		(46,822)

TOTAL COMMON STOCK (Proceeds $1,539,743)		(1,569,489)

TOTAL SECURITES SOLD SHORT - (75.3)%		(1,569,489)

(Proceeds $1,539,743)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		14,037

NET ASSETS - 100.0%		$2,083,301

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $150,302.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$ 3,529,129***

Gross unrealized appreciation	$171,291
Gross unrealized depreciation	(61,667)

Net unrealized appreciation	$109,624

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 184.6%
COMMON STOCKS — 184.6%
Automobiles & Components — 4.5%
BorgWarner, Inc.	206	$8,125
Delphi Automotive PLC (Jersey)†	262	17,646
General Motors Co.†	1,474	51,354
Goodyear Tire & Rubber Co. (The)	252	7,779
Harley-Davidson, Inc.†(a)	169	9,859

		94,763

Capital Goods — 20.0%
3M Co.†	116	20,714
Allegion PLC (Ireland)	91	5,824
AMETEK, Inc.†	174	8,456
Arconic, Inc.	119	2,206
Boeing Co. (The)†	487	75,816
Caterpillar, Inc.†(a)	233	21,608
Cummins, Inc.†	162	22,141
Emerson Electric Co.†	621	34,621
Fortune Brands Home & Security, Inc.	149	7,966
Honeywell International, Inc.†	280	32,438
Ingersoll-Rand PLC (Ireland)†	250	18,760
Jacobs Engineering Group, Inc.†*	118	6,726
Lockheed Martin Corp.†	184	45,989
Masco Corp.†	314	9,929
Northrop Grumman Corp.	29	6,745
Parker-Hannifin Corp.†	126	17,640
Pentair PLC (Ireland)	3	168
Raytheon Co.	122	17,324
Rockwell Collins, Inc.(a)	126	11,688
Snap-on, Inc.†	56	9,591
Stanley Black & Decker, Inc.	21	2,408
United Technologies Corp.†	251	27,515
WW Grainger, Inc.†(a)	58	13,470

		419,743

Commercial & Professional Services — 2.0%
Pitney Bowes, Inc.†	180	2,734
Republic Services, Inc.	54	3,081
Robert Half International, Inc.†	125	6,098
Waste Management, Inc.†	426	30,208

		42,121

Consumer Durables & Apparel — 2.8%
Garmin Ltd. (Switzerland)(a)	182	8,825
Hanesbrands, Inc.(a)	365	7,873
Harman International Industries, Inc.†	68	7,559
Leggett & Platt, Inc.†(a)	128	6,257

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mohawk Industries, Inc.†*	70	$13,978
PVH Corp.†	76	6,858
Ralph Lauren Corp.	69	6,232

		57,582

Consumer Services — 2.9%
Carnival Corp. (Panama)	274	14,264
McDonald’s Corp.†	192	23,370
Wyndham Worldwide Corp.†	104	7,943
Yum! Brands, Inc.	226	14,313

		59,890

Diversified Financials — 2.3%
CME Group, Inc.†	15	1,730
Moody’s Corp.†	182	17,157
Nasdaq, Inc.†	159	10,672
S&P Global, Inc.	166	17,852

		47,411

Energy — 4.1%
Kinder Morgan, Inc.†	2,154	44,609
Murphy Oil Corp.†	167	5,199
Southwestern Energy Co.(a) *	549	5,940
Valero Energy Corp.†	438	29,924

		85,672

Food & Staples Retailing — 11.3%
CVS Health Corp.†	1,029	81,198
Walgreens Boots Alliance, Inc.†	944	78,125
Wal-Mart Stores, Inc.†	1,111	76,792

		236,115

Food, Beverage & Tobacco — 16.7%
Altria Group, Inc.†	1,249	84,457
Campbell Soup Co.†	47	2,842
Coca-Cola Co. (The)†	1,312	54,396
ConAgra Foods, Inc.†	423	16,730
Dr Pepper Snapple Group, Inc.†	178	16,139
General Mills, Inc.	108	6,671
Hormel Foods Corp.†	506	17,614
Kellogg Co.†	60	4,423
PepsiCo, Inc.†	255	26,681
Philip Morris International, Inc.†	712	65,141
Reynolds American, Inc.†	602	33,736
Tyson Foods, Inc., Class A†	349	21,526

		350,356

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 19.9%
Abbott Laboratories	397	$15,249
Aetna, Inc.†	339	42,039
AmerisourceBergen Corp.†	77	6,021
Anthem, Inc.†	255	36,661
Baxter International, Inc.†	525	23,278
Centene Corp.†*	165	9,324
Cigna Corp.†	248	33,081
Cooper Cos., Inc. (The)	7	1,225
Danaher Corp.†	544	42,345
DaVita, Inc.†*	194	12,455
Express Scripts Holding Co.†*	608	41,824
Henry Schein, Inc.*	76	11,530
Humana, Inc.†	144	29,380
Laboratory Corp. of America Holdings†*	102	13,095
McKesson Corp.†	219	30,759
Quest Diagnostics, Inc.†	134	12,315
UnitedHealth Group, Inc.†	238	38,090
Universal Health Services, Inc., Class B†	93	9,893
Varian Medical Systems, Inc.*	91	8,170

		416,734

Household & Personal Products — 3.1%
Church & Dwight Co., Inc.†	249	11,003
Clorox Co. (The)†	119	14,282
Kimberly-Clark Corp.†	346	39,486

		64,771

Insurance — 2.1%
Aon PLC (United Kingdom)	91	10,149
Marsh & McLennan Cos., Inc.†	500	33,795
Progressive Corp. (The)	2	71

		44,015

Materials — 9.2%
Avery Dennison Corp.†	86	6,039
Eastman Chemical Co.†	142	10,680
FMC Corp.	80	4,525
Freeport-McMoRan, Inc.*	77	1,016
International Paper Co.†	364	19,314
LyondellBasell Industries NV, Class A (Netherlands)†	248	21,273
Monsanto Co.†	422	44,399
Newmont Mining Corp.†	512	17,444
PPG Industries, Inc.†	255	24,164

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.	185	$8,388
Sherwin-Williams Co. (The)†	90	24,187
WestRock Co.†	242	12,286

		193,715

Media — 10.4%
CBS Corp., Class B, non-voting shares†	89	5,662
Comcast Corp., Class A†	207	14,293
Discovery Communications, Inc., Class A†(a)*	572	15,679
Interpublic Group of Cos., Inc. (The)	382	8,943
News Corp., Class A	561	6,429
Omnicom Group, Inc.†(a)	227	19,320
Scripps Networks Interactive, Inc., Class A†(a)	125	8,921
TEGNA, Inc.†	207	4,428
Time Warner, Inc.†	440	42,473
Twenty-First Century Fox, Inc., Class A†	1,783	49,995
Viacom, Inc., Class B	383	13,443
Walt Disney Co. (The)†	280	29,182

		218,768

Pharmaceuticals, Biotechnology & Life Sciences — 17.5%
AbbVie, Inc.†	1,296	81,156
Allergan PLC (Ireland)*	32	6,720
Amgen, Inc.†	253	36,991
Biogen, Inc.†*	206	58,417
Gilead Sciences, Inc.†	1,081	77,410
Johnson & Johnson†	703	80,993
Pfizer, Inc.†	782	25,399

		367,086

Real Estate — 1.7%
Digital Realty Trust, Inc., REIT	92	9,040
Essex Property Trust, Inc., REIT	2	465
Extra Space Storage, Inc., REIT†	121	9,346
Federal Realty Investment Trust, REIT	4	568
Mid-America Apartment Communities, Inc., REIT	4	392
Public Storage, REIT	19	4,246
Realty Income Corp., REIT	177	10,174
UDR, Inc., REIT	47	1,715

		35,946

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 16.0%
AutoZone, Inc.†*	28	$22,114
Bed Bath & Beyond, Inc.†	147	5,974
Best Buy Co., Inc.†(a)	306	13,057
Dollar General Corp.†	271	20,073
Gap, Inc. (The)†(a)	385	8,639
Genuine Parts Co.†	144	13,758
Home Depot, Inc. (The)†	549	73,610
Kohl’s Corp.†(a)	171	8,444
Lowe’s Cos., Inc.†	531	37,765
Nordstrom, Inc.	163	7,813
Priceline Group, Inc. (The)*	15	21,991
Ross Stores, Inc.†	98	6,429
Staples, Inc.	628	5,683
Target Corp.†	553	39,943
TJX Cos., Inc. (The)†	616	46,280
Urban Outfitters, Inc.†(a)*	113	3,218

		334,791

Semiconductors & Semiconductor Equipment — 9.4%
Analog Devices, Inc.(a)	61	4,430
Applied Materials, Inc.†	1,043	33,658
Intel Corp.†	303	10,990
KLA-Tencor Corp.†	151	11,881
Lam Research Corp.†(a)	176	18,608
QUALCOMM, Inc.†	1,183	77,132
Texas Instruments, Inc.†	362	26,415
Xilinx, Inc.†	238	14,368

		197,482

Software & Services — 4.4%
Accenture PLC, Class A (Ireland)	56	6,559
CA, Inc.†	399	12,676
CSRA, Inc.†	157	4,999
eBay, Inc.†*	675	20,041
International Business Machines Corp.†	177	29,380
Teradata Corp.†(a)*	126	3,423
VeriSign, Inc.†(a)*	71	5,401
Western Union Co. (The)†(a)	469	10,187

		92,666

Technology Hardware & Equipment — 9.3%
Apple, Inc.†	149	17,257
Cisco Systems, Inc.†	2,613	78,965
F5 Networks, Inc.†*	61	8,828
FLIR Systems, Inc.†	131	4,741

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Harris Corp.†	120	$12,296
HP, Inc.†	1,645	24,412
Juniper Networks, Inc.†	367	10,371
Motorola Solutions, Inc.†	156	12,931
Seagate Technology PLC (Ireland)†	146	5,573
TE Connectivity Ltd. (Switzerland)†	276	19,121

		194,495

Telecommunication Services — 7.1%
AT&T, Inc.†	1,120	47,634
CenturyLink, Inc.†(a)	527	12,532
Verizon Communications, Inc.†	1,646	87,863

		148,029

Transportation — 7.1%
Alaska Air Group, Inc.†	119	10,559
CH Robinson Worldwide, Inc.†(a)	136	9,963
Delta Air Lines, Inc.†	711	34,974
Expeditors International of Washington, Inc.†(a)	174	9,215
Southwest Airlines Co.†	594	29,605
United Continental Holdings, Inc.†*	307	22,374
United Parcel Service, Inc., Class B†	279	31,985

		148,675

Utilities — 0.8%
Consolidated Edison, Inc.	6	442
Duke Energy Corp.	2	155
Entergy Corp.†	172	12,637
NRG Energy, Inc.†	305	3,739

		16,973

TOTAL COMMON STOCKS (Cost $3,746,817)		3,867,799

TOTAL LONG POSITIONS -184.6% (Cost $3,746,817)**		3,867,799

SHORT POSITIONS - (85.2)%
COMMON STOCKS - (85.2)%
Automobiles & Components — (0.8)%
Johnson Controls International PLC (Ireland)	(417)	(17,176)

Banks — (4.3)%
Bank of America Corp.	(932)	(20,597)
Citigroup, Inc.	(582)	(34,588)
Comerica, Inc.	(77)	(5,244)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Fifth Third Bancorp	(337)	$(9,089)
PNC Financial Services Group, Inc. (The)	(60)	(7,018)
Regions Financial Corp.	(551)	(7,912)
SunTrust Banks, Inc.	(5)	(274)
Wells Fargo & Co.	(27)	(1,488)
Zions Bancorporation	(91)	(3,917)

		(90,127)

Capital Goods — (4.2)%
Deere & Co.	(57)	(5,873)
Dover Corp.	(50)	(3,746)
Fastenal Co.	(129)	(6,060)
Flowserve Corp.	(57)	(2,739)
Fluor Corp.	(63)	(3,309)
General Dynamics Corp.	(136)	(23,482)
L-3 Communications Holdings, Inc.*	(34)	(5,172)
PACCAR, Inc.	(153)	(9,777)
Quanta Services, Inc.*	(67)	(2,335)
Rockwell Automation, Inc.	(57)	(7,661)
Textron, Inc.	(120)	(5,827)
TransDigm Group, Inc.	(16)	(3,983)
United Rentals, Inc.*	(39)	(4,118)
Xylem, Inc.	(80)	(3,962)

		(88,044)

Commercial & Professional Services — (0.6)%
Cintas Corp.	(47)	(5,431)
Dun & Bradstreet Corp. (The)	(17)	(2,062)
Equifax, Inc.	(24)	(2,837)
Verisk Analytics, Inc.*	(32)	(2,597)

		(12,927)

Consumer Durables & Apparel — (2.5)%
Coach, Inc.	(98)	(3,432)
Hasbro, Inc.	(55)	(4,278)
Mattel, Inc.	(152)	(4,188)
Michael Kors Holdings Ltd. (British Virgin Islands)*	(76)	(3,266)
Newell Brands, Inc.	(214)	(9,555)
NIKE, Inc., Class B	(243)	(12,352)
Under Armour, Inc., Class A*	(194)	(5,636)
VF Corp.	(184)	(9,816)

		(52,523)

Consumer Services — (1.6)%
Chipotle Mexican Grill, Inc.*	(12)	(4,528)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A	(174)	$(14,386)
Royal Caribbean Cruises Ltd. (Liberia)	(95)	(7,794)
Starbucks Corp.	(46)	(2,554)
Wynn Resorts Ltd.	(45)	(3,893)

		(33,155)

Diversified Financials — (5.2)%
Affiliated Managers Group, Inc.*	(25)	(3,632)
American Express Co.	(95)	(7,038)
Ameriprise Financial, Inc.	(71)	(7,877)
Bank of New York Mellon Corp. (The)	(118)	(5,591)
Berkshire Hathaway Inc., Class B*	(12)	(1,956)
BlackRock, Inc.	(61)	(23,213)
Charles Schwab Corp. (The)	(111)	(4,381)
E*TRADE Financial Corp.*	(123)	(4,262)
Franklin Resources, Inc.	(255)	(10,093)
Invesco, Ltd. (Bermuda)	(183)	(5,552)
Morgan Stanley	(193)	(8,154)
Navient Corp.	(136)	(2,234)
Northern Trust Corp.	(72)	(6,412)
State Street Corp.	(171)	(13,290)
T Rowe Price Group, Inc.	(59)	(4,440)

		(108,125)

Energy — (11.7)%
Apache Corp.	(169)	(10,726)
Baker Hughes, Inc.	(188)	(12,214)
Cabot Oil & Gas Corp.	(207)	(4,836)
Chesapeake Energy Corp.*	(345)	(2,422)
Chevron Corp.	(38)	(4,473)
Cimarex Energy Co.	(42)	(5,708)
Concho Resources, Inc.*	(63)	(8,354)
ConocoPhillips	(553)	(27,727)
Devon Energy Corp.	(234)	(10,687)
EOG Resources, Inc.	(229)	(23,152)
EQT Corp.	(76)	(4,970)
Exxon Mobil Corp.	(105)	(9,477)
FMC Technologies, Inc.*	(101)	(3,589)
Halliburton Co.	(279)	(15,091)
Helmerich & Payne, Inc.	(48)	(3,715)
Hess Corp.	(141)	(8,783)
Marathon Oil Corp.	(377)	(6,526)
Marathon Petroleum Corp.	(36)	(1,813)
National Oilwell Varco, Inc.	(167)	(6,252)
Newfield Exploration Co.*	(88)	(3,564)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Occidental Petroleum Corp.	(136)	$(9,687)
Pioneer Natural Resources Co.	(30)	(5,402)
Range Resources Corp.	(110)	(3,780)
Schlumberger Ltd. (Curacao)	(393)	(32,992)
Spectra Energy Corp.	(312)	(12,820)
Tesoro Corp.	(53)	(4,635)
Transocean Ltd. (Switzerland)*	(163)	(2,403)

		(245,798)

Food & Staples Retailing — (1.7)%
Costco Wholesale Corp.	(104)	(16,651)
Kroger Co. (The)	(409)	(14,115)
Sysco Corp.	(13)	(720)
Whole Foods Market, Inc.	(142)	(4,368)

		(35,854)

Food, Beverage & Tobacco — (4.6)%
Archer-Daniels-Midland Co.	(259)	(11,823)
Brown-Forman Corp., Class B	(176)	(7,906)
Hershey Co. (The)	(95)	(9,826)
JM Smucker Co. (The)	(52)	(6,659)
Kraft Heinz Co. (The)	(105)	(9,169)
McCormick & Co., Inc., non-voting shares	(56)	(5,226)
Mead Johnson Nutrition Co.	(59)	(4,175)
Molson Coors Brewing Co., Class B	(12)	(1,168)
Mondelez International, Inc., Class A	(674)	(29,878)
Monster Beverage Corp.*	(249)	(11,041)

		(96,871)

Health Care Equipment & Services — (2.5)%
Becton Dickinson and Co.	(5)	(828)
Boston Scientific Corp.*	(44)	(952)
Cerner Corp.*	(157)	(7,437)
DENTSPLY SIRONA, Inc.	(97)	(5,600)
Edwards Lifesciences Corp.*	(92)	(8,620)
Envision Healthcare Corp.*	(24)	(1,519)
Hologic, Inc.*	(124)	(4,975)
Medtronic PLC (Ireland)	(129)	(9,189)
Patterson Cos., Inc.	(43)	(1,764)
Stryker Corp.	(40)	(4,792)
Zimmer Biomet Holdings, Inc.	(70)	(7,224)

		(52,900)

Household & Personal Products — (0.9)%
Coty, Inc., Class A	(150)	(2,746)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	(167)	$(12,774)
Procter & Gamble Co. (The)	(42)	(3,531)

		(19,051)

Insurance — (2.8)%
American International Group, Inc.	(2)	(131)
Assurant, Inc.	(27)	(2,507)
Hartford Financial Services Group, Inc. (The)	(73)	(3,478)
Lincoln National Corp.	(102)	(6,760)
MetLife, Inc.	(448)	(24,143)
Principal Financial Group, Inc.	(129)	(7,464)
Unum Group	(104)	(4,569)
Willis Towers Watson PLC (Ireland)	(61)	(7,459)
XL Group Ltd. (Bermuda)	(66)	(2,459)

		(58,970)

Materials — (4.9)%
Albemarle Corp.	(51)	(4,390)
Ball Corp.	(77)	(5,780)
CF Industries Holdings, Inc.	(103)	(3,242)
Dow Chemical Co. (The)	(499)	(28,553)
Ecolab, Inc.	(40)	(4,689)
EI du Pont de Nemours & Co.	(387)	(28,406)
Martin Marietta Materials, Inc.	(28)	(6,203)
Mosaic Co. (The)	(156)	(4,575)
Nucor Corp.	(142)	(8,452)
Vulcan Materials Co.	(60)	(7,509)

		(101,799)

Media — (1.7)%
Charter Communications, Inc., Class A*	(120)	(34,550)

Pharmaceuticals, Biotechnology & Life Sciences — (4.9)%
Alexion Pharmaceuticals, Inc.*	(99)	(12,113)
Celgene Corp.*	(1)	(116)
Endo International PLC (Ireland)*	(99)	(1,630)
Illumina, Inc.*	(65)	(8,323)
Mallinckrodt PLC (Ireland)*	(47)	(2,341)
Mettler-Toledo International, Inc.*	(12)	(5,023)
Mylan NV (Netherlands)*	(238)	(9,080)
PerkinElmer, Inc.	(49)	(2,555)
Perrigo Co. PLC (Ireland)	(64)	(5,327)
Regeneron Pharmaceuticals, Inc.*	(53)	(19,456)
Thermo Fisher Scientific, Inc.	(121)	(17,073)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Vertex Pharmaceuticals, Inc.*	(113)	$(8,325)
Zoetis, Inc.	(221)	(11,830)

		(103,192)

Real Estate — (3.7)%
American Tower Corp., REIT	(189)	(19,974)
Boston Properties, Inc., REIT	(29)	(3,648)
Crown Castle International Corp., REIT	(150)	(13,016)
Equinix, Inc., REIT	(31)	(11,080)
Equity Residential, REIT	(26)	(1,673)
General Growth Properties, Inc., REIT	(37)	(924)
HCP, Inc., REIT	(140)	(4,161)
Host Hotels & Resorts, Inc., REIT	(329)	(6,198)
Iron Mountain, Inc., REIT	(117)	(3,800)
Kimco Realty Corp., REIT	(166)	(4,177)
Macerich Co. (The), REIT	(65)	(4,605)
SL Green Realty Corp., REIT	(45)	(4,840)
Vornado Realty Trust, REIT	(1)	(104)

		(78,200)

Retailing — (6.0)%
Advance Auto Parts, Inc.	(33)	(5,581)
Amazon.com, Inc.*	(47)	(35,244)
CarMax, Inc.*	(86)	(5,538)
Dollar Tree, Inc.*	(105)	(8,104)
Expedia, Inc.	(69)	(7,816)
L Brands, Inc.	(128)	(8,428)
LKQ Corp.*	(137)	(4,199)
Macy’s, Inc.	(131)	(4,691)
Netflix, Inc.*	(191)	(23,646)
Signet Jewelers, Ltd. (Bermuda)	(31)	(2,922)
Tiffany & Co.	(55)	(4,259)
Tractor Supply Co.	(57)	(4,321)
TripAdvisor, Inc.*	(65)	(3,014)
Ulta Salon Cosmetics & Fragrance, Inc.*	(27)	(6,883)

		(124,646)

Semiconductors & Semiconductor Equipment — (2.9)%
Broadcom Ltd. (Singapore)	(25)	(4,419)
First Solar, Inc.*	(46)	(1,476)
Microchip Technology, Inc.	(96)	(6,158)
Micron Technology, Inc.*	(463)	(10,149)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.	(288)	$(30,741)
Qorvo, Inc.*	(56)	(2,953)
Skyworks Solutions, Inc.	(69)	(5,151)

		(61,047)

Software & Services — (9.6)%
Activision Blizzard, Inc.	(323)	(11,664)
Adobe Systems, Inc.*	(221)	(22,752)
Akamai Technologies, Inc.*	(11)	(733)
Alliance Data Systems Corp.	(25)	(5,712)
Alphabet, Inc., Class A*	(6)	(4,755)
Autodesk, Inc.*	(98)	(7,253)
Automatic Data Processing, Inc.	(57)	(5,858)
Citrix Systems, Inc.*	(70)	(6,252)
Electronic Arts, Inc.*	(1)	(79)
Facebook, Inc., Class A*	(167)	(19,213)
Fiserv, Inc.*	(2)	(213)
Global Payments, Inc.	(68)	(4,720)
Intuit, Inc.	(114)	(13,066)
Microsoft Corp.	(600)	(37,284)
PayPal Holdings, Inc.*	(537)	(21,195)
Red Hat, Inc.*	(80)	(5,576)
salesforce.com, Inc.*	(310)	(21,223)
Symantec Corp.	(277)	(6,617)
Total System Services, Inc.	(82)	(4,020)
Xerox Corp.	(452)	(3,946)

		(202,131)

Technology Hardware & Equipment — (1.6)%
Corning, Inc.	(149)	(3,616)
Hewlett Packard Enterprise Co.	(738)	(17,077)
NetApp, Inc.	(124)	(4,373)
Western Digital Corp.	(127)	(8,630)

		(33,696)

Telecommunication Services — (0.5)%
Frontier Communications Corp.	(522)	(1,764)
Level 3 Communications, Inc.*	(160)	(9,018)

		(10,782)

Transportation — (3.6)%
CSX Corp.	(418)	(15,019)
FedEx Corp.	(118)	(21,972)
JB Hunt Transport Services, Inc.	(50)	(4,854)
Kansas City Southern	(48)	(4,073)
Norfolk Southern Corp.	(83)	(8,970)
Ryder System, Inc.	(24)	(1,787)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	(181)	$(18,766)

		(75,441)

Utilities — (2.4)%
American Electric Power Co., Inc.	(51)	(3,211)
Dominion Resources, Inc.	(93)	(7,123)
FirstEnergy Corp.	(55)	(1,703)
NextEra Energy, Inc.	(71)	(8,482)
NiSource, Inc.	(140)	(3,100)
Public Service Enterprise Group, Inc.	(225)	(9,873)
SCANA Corp.	(63)	(4,617)
Sempra Energy	(111)	(11,171)

		(49,280)

TOTAL COMMON STOCK (Proceeds $1,728,949)		(1,786,285)

TOTAL SECURITES SOLD SHORT - (85.2)% (Proceeds $1,728,949)		(1,786,285)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		13,394

NET ASSETS - 100.0%		$2,094,908

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2016, the market value of securities on loan was $76,290.
*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$3,746,817***

Gross unrealized appreciation	$181,643
Gross unrealized depreciation	(60,661)

Net unrealized appreciation	$120,982

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

December 31, 2016

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.4%
Gotham Absolute 500 Fund	320,050	$3,421,337
Gotham Enhanced 500 Fund	181,595	1,963,042
Gotham Index Plus Fund	182,053	2,099,073
Gotham Neutral Fund	121,871	1,269,900

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $8,270,155)**		8,753,352

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		48,502

NET ASSETS - 100.0%		$8,801,854

(a)	All affiliated fund investments are in Institutional Class shares.The Schedule of Investments for the affiliated funds accompany this report.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$8,270,155***

Gross unrealized appreciation	$483,197
Gross unrealized depreciation	—

Net unrealized appreciation	$483,197

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

December 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Enhanced 500 Core Fund, Gotham Neutral Fund, Gotham Neutral 500 Fund, Gotham Index Plus Fund, Gotham Index Core Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Institutional Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund and Gotham Total Return Fund (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2016

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — The Funds may sell securities short. A short sale involves the sale by the Funds of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Funds will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Funds. There can be no assurance that the Funds will be able to close out a short position at any particular time or at an acceptable price. Although the Funds’ gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended December 31, 2016, the following Funds had securities lending programs and at December 31, 2016, the market value of securities on loan and cash collateral received were as follows:

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2016

(Unaudited)

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-Cash Collateral
Gotham Absolute Return Fund	$177,454,304	$183,339,947	$—
Gotham Absolute 500 Fund	2,243,533	2,311,290	—
Gotham Absolute 500 Core Fund	54,551	55,897	392
Gotham Enhanced Return Fund	336,864,119	347,846,020	—
Gotham Enhanced 500 Fund	6,442,047	6,634,012	—
Gotham Enhanced 500 Core Fund	64,211	65,706	631
Gotham Neutral Fund	66,201,923	69,396,617	—
Gotham Neutral 500 Fund	26,982	27,695	417
Gotham Index Plus Fund	12,413,371	12,744,489	—
Gotham Index Core Fund	48,951	49,324	1,164
Gotham Hedged Plus Fund	61,370	63,445	—
Gotham Hedged Core Fund	39,135	40,237	196
Gotham Defensive Long Fund	150,302	145,479	11,878
Gotham Defensive Long 500 Fund	76,290	75,709	3,066

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	2/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	2/28/2017

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and Chief Financial Officer
(principal financial officer)

Date	2/28/2017

* Print the name and title of each signing officer under his or her signature.